                                                   Registration Nos. 333-117376
                                                                      811-05301

      As filed with the Securities and Exchange Commission on May 1, 2009

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. [  ]                     [ ]

                      Post-Effective Amendment No. [12]                     [X]

                                   and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. [132]                            [X]

               VARIABLE ACCOUNT I OF AIG LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                          AIG LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                One ALICO Plaza
                                600 King Street
                             Wilmington, DE 19801
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (713) 831-8470
              (Depositor's Telephone Number, including Area Code)

                             Lauren W. Jones, Esq.
                                 Chief Counsel
                     American General Life Companies, LLC
                              2929 Allen Parkway
                           Houston, Texas 77019-2191
     (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous.

   It is proposed that the filing will become effective (check appropriate box)

   [ ] immediately upon filing pursuant to paragraph (b)

   [X] on May 1, 2009 pursuant to paragraph (b)

   [ ] 60 days after filing pursuant to paragraph (a)(1)

   [ ] on (date) pursuant to paragraph (a)(1)

   If appropriate, check the following box:

   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Account I of AIG Life Insurance Company under variable annuity contracts.

      IMMEDIATE VARIABLE ANNUITY        of our general account and, if
          CONTRACT ISSUED BY            chosen, each of your Annuity Payments
      AIG LIFE INSURANCE COMPANY        will generally be the same amount. If
    THROUGH ITS VARIABLE ACCOUNT I      you select a variable Annuity
                                        Payment, the periodic payments will
 This prospectus is dated May 1, 2009   change depending on the investment
                                        performance of the portfolios you
 This prospectus describes information  select. You bear the investment risk.
 you should know before you purchase    The currently offered variable
 an Immediate Variable Annuity          investment options are Portfolios of
 Contract (the "Contract"). On page 5   Vanguard(R) Variable Insurance Fund
 you will find definitions of certain   ("Vanguard VIF Portfolios") and The
 capitalized terms used in this         Vanguard Group public Mutual Funds
 prospectus. Please read this           ("Vanguard Funds"). Vanguard VIF
 prospectus carefully and keep it for   Portfolios and Vanguard Funds are
 future reference. For information on   collectively referred to in this
 how to contact us, please see page 4.  prospectus as the "Funds."

 THE CONTRACT IS AVAILABLE AS A         See "Investment Options" on page 7
 QUALIFIED CONTRACT, SUCH AS AN         for a complete list of the variable
 INDIVIDUAL RETIREMENT ANNUITY          investment options. You should also
 CONTRACT FUNDED WITH ROLLOVERS FROM    read the prospectuses of the Funds
 TAX-QUALIFIED PLANS, AND AS A          underlying the variable investment
 NON QUALIFIED CONTRACT FUNDED WITH     options that may interest you. You
 MONEY FROM ANY SOURCE.                 can request free copies from your
                                        AIG Life representative or from our
 The Contract is a single premium       Administrative Center as shown on
 immediate variable annuity contract    page 4 of this prospectus.
 between you and AIG Life Insurance
 Company ("AIG Life") where you agree   NEITHER THE SECURITIES AND EXCHANGE
 to make one Premium Payment to         COMMISSION ("SEC") NOR ANY STATE
 AIG Life and AIG Life agrees to make   SECURITIES COMMISSION HAS APPROVED OR
 a stream of Annuity Payments at a      DISAPPROVED OF THESE SECURITIES OR
 later date. The Contract is a single   PASSED UPON THE ADEQUACY OR ACCURACY
 premium, immediate, variable annuity   OF THIS PROSPECTUS. ANY
 offered to individuals. It is          REPRESENTATION TO THE CONTRARY IS A
 immediate because we start making      CRIMINAL OFFENSE.
 Annuity Payments within 12 months
 from the Contract Date.                THE CONTRACTS ARE NOT INSURED BY THE
                                        FDIC, THE FEDERAL RESERVE BOARD OR
 The Contract is designed to meet       ANY SIMILAR AGENCY. THEY ARE NOT A
 long-term financial goals. Due to      DEPOSIT OR OTHER OBLIGATION OF, NOR
 certain restrictions on withdrawals    ARE THEY GUARANTEED OR ENDORSED BY,
 and surrenders, the Contract is not    ANY BANK OR DEPOSITORY INSTITUTION.
 suitable as a short-term investment.   AN INVESTMENT IN A VARIABLE ANNUITY
                                        IS SUBJECT TO INVESTMENT RISKS,
 The Contract has 31 investment         INCLUDING POSSIBLE LOSS OF PRINCIPAL
 options to which you can allocate      INVESTED.
 your money - 30 variable investment
 options and one fixed investment       THE CONTRACTS ARE NOT AVAILABLE IN
 option. If your contract is a          ALL STATES. THIS PROSPECTUS DOES NOT
 non-qualified annuity that is not      OFFER THE CONTRACTS IN ANY
 part of your retirement plan, those    JURISDICTION WHERE THEY CANNOT BE
 variable investment options that are   LAWFULLY SOLD. YOU SHOULD RELY ONLY
 invested in Mutual Funds available to  ON THE INFORMATION CONTAINED IN THIS
 the public outside of annuity          PROSPECTUS, SALES MATERIALS WE HAVE
 contracts, life insurance contracts,   APPROVED OR THAT WE HAVE REFERRED YOU
 or certain employer-sponsored          TO. WE HAVE NOT AUTHORIZED ANYONE TO
 retirement plans (The Vanguard         PROVIDE YOU WITH INFORMATION THAT IS
 Group(R) public Mutual Funds), will    DIFFERENT.
 not be available for you to allocate
 your money within your contract. The
 fixed investment option is part

                               TABLE OF CONTENTS

DEFINITIONS..............................................................  5
SUMMARY OF THE CONTRACT..................................................  6
 PURPOSE OF THE ANNUITY CONTRACT.........................................  6
 TYPE OF CONTRACT........................................................  6
 PURCHASE OF THE CONTRACT................................................  6
 INVESTMENT OPTIONS......................................................  7
 EXPENSES................................................................  8
   SALES CHARGE..........................................................  8
   MORTALITY AND EXPENSE RISK CHARGE.....................................  8
   STATUTORY PREMIUM TAX CHARGE..........................................  8
   OTHER EXPENSES........................................................  8
 RIGHT TO EXAMINE PERIOD.................................................  8
 CANCELLATION RIGHTS.....................................................  8
FEE TABLES...............................................................  9
CONDENSED FINANCIAL INFORMATION.......................................... 10
INVESTMENT OPTIONS....................................................... 10
 VARIABLE INVESTMENT OPTIONS............................................. 10
 FIXED INVESTMENT OPTION................................................. 17
EXPENSES................................................................. 17
 SUMMARY OF COSTS OF INVESTING IN THE CONTRACTS.......................... 17
 SALES CHARGE............................................................ 18
 MORTALITY AND EXPENSE RISK CHARGE....................................... 18
 STATUTORY PREMIUM TAXES................................................. 18
 INCOME TAXES............................................................ 18
 TRANSFER FEE............................................................ 19
 FUND EXPENSES........................................................... 19
THE CONTRACT............................................................. 19
 GENERAL DESCRIPTION..................................................... 19
 WHO SHOULD PURCHASE A CONTRACT.......................................... 19
 ABOUT THE CONTRACT...................................................... 19
 PURCHASING A CONTRACT................................................... 20
 ALLOCATION OF PREMIUM................................................... 20
 RIGHT TO EXAMINE PERIOD................................................. 20
 MARKET TIMING........................................................... 20
 RESTRICTIONS INITIATED BY THE FUNDS AND INFORMATION SHARING OBLIGATIONS. 22
 TRANSFERS AMONG INVESTMENT OPTIONS...................................... 22
   MINIMUM TRANSFER AMOUNT............................................... 22
 EFFECTIVE DATE OF TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS........... 23
 TRANSFER REQUESTS IN GOOD ORDER......................................... 23
 AUTOMATIC REBALANCING................................................... 23
 DOLLAR COST AVERAGING................................................... 24
 CANCELLATION RIGHTS..................................................... 24
   ACCESS TO YOUR MONEY.................................................. 24
   CANCELLATION OF THE CONTRACT.......................................... 24
   COMPUTING THE CANCELLATION VALUE...................................... 24
   TAXES................................................................. 25
 RIGHTS RESERVED BY THE COMPANY.......................................... 25
 VARIATIONS IN CONTRACT OR INVESTMENT OPTION TERMS AND CONDITIONS........ 26

   STATE LAW REQUIREMENTS........................................ 26
   EXPENSES OR RISKS............................................. 26
   UNDERLYING INVESTMENTS........................................ 26
ANNUITY PAYMENTS................................................. 26
 GENERALLY....................................................... 26
 ANNUITY PAYMENT OPTIONS......................................... 27
 ANNUITY UNITS................................................... 28
 DETERMINATION OF THE INITIAL ANNUITY PAYMENT.................... 28
 IMPACT OF ANNUITANT'S AGE ON ANNUITY PAYMENTS................... 28
 IMPACT OF ANNUITANT'S GENDER ON ANNUITY PAYMENTS................ 29
 IMPACT OF LENGTH OF PAYMENT PERIODS ON ANNUITY PAYMENTS......... 29
 IMPACT OF OPTIONAL CANCELLATION ENDORSEMENT ON ANNUITY PAYMENTS. 29
 DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS........... 29
 ASSUMED INVESTMENT RETURN....................................... 30
ACCESS TO YOUR MONEY............................................. 31
 GENERALLY....................................................... 31
 DEFERMENT OF PAYMENTS........................................... 31
DEATH BENEFIT.................................................... 31
 DEATH WITHIN SIX MONTHS OF THE CONTRACT DATE.................... 31
 DEATH PRIOR TO INCOME START DATE................................ 32
 DEATH OF CONTRACT OWNER AFTER THE INCOME START DATE............. 32
 DEATH OF ANNUITANT AFTER THE INCOME START DATE.................. 32
 DESIGNATION OF BENEFICIARY...................................... 32
PERFORMANCE...................................................... 33
TAXES............................................................ 34
 INTRODUCTION.................................................... 34
 ANNUITY CONTRACTS IN GENERAL.................................... 34
 TAX TREATMENT OF DISTRIBUTIONS -- QUALIFIED CONTRACTS........... 34
 DISTRIBUTIONS IN GENERAL........................................ 34
 TAX TREATMENT OF DISTRIBUTIONS -- NON QUALIFIED CONTRACTS....... 36
 NON-QUALIFIED CONTRACTS OWNED BY NON-NATURAL PERSONS............ 38
 SECTION 1035 EXCHANGES.......................................... 38
 DIVERSIFICATION AND INVESTOR CONTROL............................ 38
 WITHHOLDING..................................................... 38
OTHER INFORMATION................................................ 39
 AIG LIFE INSURANCE COMPANY...................................... 39
 OWNERSHIP....................................................... 40
 VOTING PRIVILEGES............................................... 40
 DISTRIBUTION OF THE CONTRACT.................................... 40
 LEGAL PROCEEDINGS............................................... 41
FINANCIAL STATEMENTS............................................. 41
APPENDIX......................................................... 42
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..... 51

CONTACT INFORMATION: Here is how you can contact us about the Immediate Variable Annuity Contracts:

         ADMINISTRATIVE CENTER:             HOME OFFICE:
         ---------------------------------- ---------------------------

         (U.S. MAIL)                        AIG Life Insurance Company
         AIG Life Insurance Company         One ALICO Plaza
         Annuity Administration Department  600 King Street
         600 King Street (DPEN)             Wilmington, Delaware 19801
         Wilmington, Delaware 19801
         1-877-299-1724

                                  DEFINITIONS

We have defined certain terms used in this prospectus to help you understand these terms. We have defined them in this glossary.

Administrative Center - Our Administrative Center is located at 600 King Street
(DPEN), Wilmington, Delaware, 19801, telephone: 1-877-299-1724.

Annuitant - The person you designate to receive Annuity Payments and whose life determines the duration of Annuity Payments involving life contingencies. The Annuitant is usually the owner of the Contract, but in some circumstances the Contract Owner may not be the Annuitant. In addition, certain Annuity Payment Options under the Contract permit a Joint Annuitant.

Annuity Payment - The series of periodic income payments selected by the Contract Owner.

Annuity Payment Option - The method in which you choose to receive your stream of Annuity Payment(s).

Annuity Unit - An accounting unit of measure used to calculate Annuity Payments after the Contract Date.

Assumed Investment Return - The net investment return that will cause variable Annuity Payments to remain level. The Assumed Investment Return is used in calculating the initial and subsequent variable Annuity Payments.

Company - AIG Life Insurance Company, One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Contract Anniversary - An anniversary of the date we issued your Contract.

Contract Date - The date your Contract is issued and becomes effective.

Contract Owner - The person (or persons) shown as the Owner under the Contract schedule. Unless otherwise noted, all references to "you" or "your" in this prospectus, refer to the Contract Owner.

Contract Year - Each twelve-month period beginning on the Contract Date.

Income Change Date - The date on which the amount of your next variable Annuity Payment is calculated based in part on the performance of the subaccounts you have chosen, your selected Assumed Investment Return and certain other factors. The Income Change Date occurs on the same frequency as your variable Annuity Payments (monthly, quarterly, semi-annual or annual basis), which is specified in your Contract.

Income Start Date - The date on which Annuity Payments begin. You choose this date when you purchase the Contract. Because the Contract is an immediate annuity, rather than a deferred annuity, the Income Start Date cannot be later than 12 months after the Contract Date. (Deferred annuities generally permit you to defer the date that Annuity Payments begin for an indefinite period of time.)

Non-Qualified Contract - An annuity purchased with dollars already subject to taxation.

Premium Payment - Money sent to us to be invested in your Contract. Because the Contract is a single premium Contract, you are permitted to make only one Premium Payment to us. All references, in this prospectus, to "net Premium Payment" mean your Premium Payment minus taxes and one-time charges.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by a deductible IRA.

Right to Examine Period - Time period immediately following the Contract Date, when you may return your Contract to the Company.

Statutory Premium Tax - A tax charged by a state or municipality on Premium Payments.

Valuation Date - Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which is usually 4:00 p.m. Eastern time.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

                            SUMMARY OF THE CONTRACT

The summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the Statement of Additional Information ("SAI"), and in the Contract. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Investment Option."

PURPOSE OF THE ANNUITY CONTRACT

The single premium immediate variable annuity Contract described in this prospectus provides Annuity Payments to the Annuitant for his or her life, and, under particular options, the life of a Joint Annuitant or for a certain period of years. You may select from a number of Annuity Payment Options. Certain options provide a guaranteed minimum number of years of annuity income. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

The Contract is intended for people who want to receive a stream of Annuity Payments, generally for retirement, but also for other long-term purposes.

TYPE OF CONTRACT

If you are eligible, you may purchase the Contract as an individual retirement annuity ("IRA") with contributions rolled-over or converted from tax-qualified plans such as 401(k) Plans, 403(b) Plans, government 457 Plans, or IRAs. You may also purchase the Contract as a non-qualified retirement plan for an individual.

PURCHASE OF THE CONTRACT

The minimum amount to purchase a Contract is $10,000. We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. In general, we will not issue a Contract to anyone who is over age 90, but reserve the right to increase or decrease that age.

INVESTMENT OPTIONS

When you purchase the Contract, you may allocate your Premium Payment to Variable Account I ("variable account") to provide a variable annuity. Our variable account is divided into subaccounts, 30 of which are currently offered under the Contract. Each of the 30 subaccounts invests exclusively in shares of a specific Vanguard Fund or Vanguard VIF Portfolio.

The investment performance of each subaccount is linked to the investment performance of one of the Funds. Assets in each of the subaccounts belong to the Company, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations under the Contracts.

The Vanguard Funds are only available if your Contract has been issued on a qualified basis. The Vanguard VIF Portfolios are available for both qualified and non-qualified Contracts. You can allocate your Premium Payment to one or more subaccounts that invest exclusively in shares of the following variable investment options described in the Funds' prospectuses:

The variable investment options currently offered are:

VANGUARD FUNDS
--------------
Vanguard 500 Index Fund
Vanguard Dividend Growth Fund                      Vanguard U.S. Growth Fund
Vanguard GNMA Fund                                 Vanguard Wellington/TM/ Fund
Vanguard Inflation-Protected Securities Fund       Vanguard Windsor/TM/ Fund
Vanguard Prime Money Market Fund                   Vanguard LifeStrategy(R) Conservative Growth Fund
Vanguard Small-Cap Growth Index Fund               Vanguard LifeStrategy(R) Growth Fund
Vanguard Small-Cap Value Index Fund                Vanguard LifeStrategy(R) Income Fund
Vanguard Total Bond Market Index Fund              Vanguard LifeStrategy(R) Moderate Growth Fund

The above Vanguard Funds are available to you if your Contract has been issued on a qualified basis.

VANGUARD VIF PORTFOLIOS
-----------------------
Vanguard VIF Balanced Portfolio                    Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF Capital Growth Portfolio              Vanguard VIF Money Market Portfolio
Vanguard VIF Diversified Value Portfolio           Vanguard VIF REIT Index Portfolio
Vanguard VIF Equity Income Portfolio               Vanguard VIF Short-Term Investment-Grade Portfolio
Vanguard VIF Equity Index Portfolio                Vanguard VIF Small Company Growth Portfolio
Vanguard VIF Growth Portfolio                      Vanguard VIF Total Bond Market Index Portfolio
Vanguard VIF High Yield Bond Portfolio             Vanguard VIF Total Stock Market Index Portfolio
Vanguard VIF International Portfolio

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

Allocating part or all of your Premium Payment to a subaccount means you have elected, at least in part, a variable Annuity Payment. The amount of your variable Annuity Payment will increase or decrease depending on the investment performance of the subaccounts you selected. You bear the investment risk for amounts allocated to a subaccount.

You can also allocate all or part of your Premium Payment to the general account and elect a fixed Annuity Payment. Under this option, the periodic amount you receive will not change.

EXPENSES

The Company deducts the following charges in connection with the Contract. For additional information, see "EXPENSES" further on in this prospectus.

Sales Charge. We may deduct a one time sales charge from your Premium Payment.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each subaccount for mortality and expense risks. The maximum charge is 1.25% per annum based on each subaccount's average daily net assets.

Statutory Premium Tax Charge. Certain states assess a Premium Tax charge for Premium Payments made under the Contract. If applicable, the Premium Tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Statutory Premium Taxes" further on in this prospectus for more information.

Other Expenses. The management fees and other expenses of the Funds are paid by the Funds and are reflected in the net asset values of the Funds' shares.

RIGHT TO EXAMINE PERIOD

You may cancel your Contract within ten days after receiving it (or longer if your state requires). We will refund your Premium Payment, adjusted as required by your Contract. See "Right to Examine Period" further on in this prospectus.

CANCELLATION RIGHTS

You may choose to have the right to cancel your Contract subject to certain provisions. See "Cancellation Rights" further on in this prospectus.

                                  FEE TABLES

The following tables describe the fees and expenses that you will pay when buying and owning the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, or transfer cash value between investment options. Statutory Premium Taxes may also be deducted. We reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

                            MAXIMUM CONTRACT OWNER TRANSACTION EXPENSES
-----------------------------------------------------------------------------------------------------
                     CHARGE                                              AMOUNT
-------------------------------------------------   -------------------------------------------------

Sales Load Imposed on Purchases (as a percentage                      4% of premium
of purchase payments)

Transfer Fee                                                        $10 per transfer
                                                     (There is no charge for the first 12 transfers
                                                     each Contract year; thereafter, we reserve the
                                                       right to charge a fee of $10 per transfer.)

Statutory Premium Taxes - qualified Contracts                      0 - 1.0% of premium

Statutory Premium Taxes - non-qualified Contracts                  0 - 3.5% of premium

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

                                  VARIABLE ACCOUNT ANNUAL EXPENSES
                             (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
-----------------------------------------------------------------------------------------------------
                     CHARGE                                              AMOUNT
-------------------------------------------------   -------------------------------------------------
Maximum Mortality and Expense Risk Fees                                   1.25%
   Total Variable Account Annual Expenses                                 1.25%

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for any of the Funds for the fiscal year ended December 31, 2008. Current and future expenses for the Funds may be higher or lower than those shown.

                               ANNUAL FUND FEES AND EXPENSES
                 (AS A PERCENTAGE OF AVERAGE DAILY VARIABLE ACCOUNT VALUE)
--------------------------------------------------------------------------------------------
                     CHARGE                               MAXIMUM               MINIMUM
-------------------------------------------------   -------------------   -------------------
TOTAL ANNUAL FUND OPERATING EXPENSES (EXPENSES             1.19%                 0.14%
  THAT ARE DEDUCTED FROM FUND ASSETS INCLUDE
  MANAGEMENT FEES, DISTRIBUTION (12B-1) FEES, AND
  OTHER EXPENSES)

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses. You may request copies of the Funds' prospectuses by contacting our Administrative Center.

                        CONDENSED FINANCIAL INFORMATION

As of the fiscal year ended December 31, 2008, there were no outstanding accumulation unit values.

                              INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your Contract and other variable annuity Contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other businesses we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other businesses. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any other of our variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the Contract. We may, from time to time, and in our sole discretion, add, remove or close subaccounts to transfers if marketing needs, tax or regulatory considerations or investment conditions warrant. No substitution of shares of one Fund for another will be made until you have been notified and we have complied with legal requirements. If deemed to be in the best interest of persons having voting rights under the Contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Vanguard Funds

Each of the Vanguard Funds is a mutual fund registered with the SEC. As the Funds' sponsor and overall manager, Vanguard may compensate us for providing administrative services in connection with the Funds offered under the Contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for each of the Vanguard Funds before investing. They contain detailed information regarding management of the Vanguard Funds, investment objectives, investment advisory fees, and other charges. The prospectuses also discuss the risks involved in investing in the Vanguard Funds. Below is a summary of the investment objective and strategies of each of the Funds available under the Contract. THERE IS NO ASSURANCE THAT ANY OF THESE FUNDS WILL ACHIEVE ITS STATED OBJECTIVE.

      . Vanguard 500 Index Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Fund employs a "passive management"-or indexing-investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

      . Vanguard Dividend Growth Fund seeks to provide, primarily, a growing stream of income over time and, secondarily, long-term capital appreciation and current income. The Fund invests primarily in stocks that tend to offer current dividends. The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically, but not always, will be undervalued relative to the market and will show potential for increasing dividends. The Fund will be diversified across industry sectors.

      . Vanguard GNMA Fund seeks to provide a moderate level of current income. The Fund invests at least 80% of its assets in Government National Mortgage Association (GNMA) pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as repurchase agreements collateralized by such securities. Securities issued by most U.S. government agencies other than the U.S. Treasury and GNMA, are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the
            U. S. government. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. While the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (3 to 10 years).

      . Vanguard Inflation-Protected Securities Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities. The Fund invests at least 80% of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may invest in bonds of any maturity; however, its dollar-weighted average maturity is expected to be in the range of 7 to 20 years. At a minimum, all bonds purchased by the Fund will be rated "investment-grade."

      . Vanguard Prime Money Market Fund seeks to provide current income while maintaining liquidity and a stable share price of $1. The Fund invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 90 days or less.

      . Vanguard Small-Cap Growth Index Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization growth stocks. The Fund employs a "passive management"-or indexing-investment approach designed to track the performance of the Morgan Stanley Capital International (MSCI) US Small Cap Growth Index, a broadly diversified index of growth stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

      . Vanguard Small-Cap Value Index Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks. The Fund employs a "passive management"-or indexing-investment approach designed to track the performance of the MSCI US Small Cap Value Index, a broadly diversified index of value stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

      . Vanguard Total Bond Market Index Fund seeks to track the performance of a broad, market-weighted bond index. The Fund employs a "passive management"-or indexing- investment approach designed to track the performance of the Barclays Capital U.S. Aggregate Bond Index. This Index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Fund invests by "sampling" the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

      . Vanguard U.S. Growth Fund seeks to provide long-term capital appreciation. The Fund invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Fund uses multiple investment advisors.

      . Vanguard Wellington Fund seeks to provide long-term capital appreciation and reasonable current income. The Fund invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established, medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. These stocks are commonly referred to as value stocks. The remaining 30% to 40% of Fund assets are invested mainly in fixed income securities that the advisor believes will generate a reasonable level of current income. These securities include investment-grade corporate bonds, with some exposure to U.S. Treasury and government agency bonds, and mortgage-backed securities.

      . Vanguard Windsor Fund seeks to provide long-term capital appreciation and income. The Fund invests mainly in mid- and large-capitalization companies whose stocks are considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and, that the advisors feel, are trading at prices that are below average in relation to such measures as earnings and book value. The Fund uses multiple investment advisors.

      . Vanguard LifeStrategy Conservative Growth Fund seeks to provide current income and low to moderate capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 40% of the Fund's assets to bonds, 20% to short-term fixed income investments, and 40% to common stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. Its indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

      . Vanguard LifeStrategy Growth Fund seeks to provide capital appreciation and some current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 80% of the Fund's assets to common stocks and 20% to bonds. The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities.

      . Vanguard LifeStrategy Income Fund seeks to provide current income and some capital appreciation. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to bonds, 20% to short-term fixed income investments, and 20% to common stocks. The Fund's indirect bond holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. Its indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks.

      . Vanguard LifeStrategy Moderate Growth Fund seeks to provide capital appreciation and a low to moderate level of current income. The Fund invests in other Vanguard mutual funds according to a fixed formula that over time should reflect an allocation of approximately 60% of the Fund's assets to common stocks and 40% to bonds. The Fund's indirect stock holdings consist substantially of large-capitalization U.S. stocks and, to a lesser extent, mid- and small-cap U.S stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate-, and long-term
            U.S. government, U.S. agency and investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities.

Each Fund is part of The Vanguard Group, Inc. ("Vanguard"), a family of 37 investment companies with more than 150 investment portfolios holding assets in excess of $1 trillion. Vanguard serves as the investment advisor to Vanguard 500 Index Fund, Vanguard Inflation-Protected Securities Fund, Vanguard Prime Money Market Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, and Vanguard Total Bond Market Index Fund. Vanguard manages these funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the funds. Certain of the funds employ external advisors. AllianceBernstein L.P. and William Blair & Company, LLC. serve as advisors to Vanguard U.S. Growth Fund. Wellington Management Company, LLP serves as advisor to Vanguard

Dividend Growth Fund, Vanguard GNMA Fund, and Vanguard Wellington Fund. Wellington Management Company, LLP and AllianceBernstein L.P. serve as advisors to Vanguard Windsor Fund. The LifeStrategy Funds receive advisory services indirectly by investing in other Vanguard funds. The LifeStrategy Funds' board of trustees decides how to allocate their assets among the underlying funds.

Vanguard VIF Portfolios

Each of the Vanguard VIF Portfolios is a mutual fund registered with the SEC. As the funds' distributor, Vanguard may compensate us for providing administrative services in connection with the funds offered under the Contract. Such compensation will be paid from its assets.

You should carefully read the prospectus for the Vanguard VIF Portfolios before investing. It contains detailed information regarding management of the Vanguard VIF Portfolios, investment objectives, investment advisory fees and expenses, and other charges. The prospectus also discusses the risks involved in investing in the Vanguard VIF Portfolios. Below is a summary of the investment objective and strategies of each of the Portfolios available under the Contract. There is no assurance that any of these portfolios will achieve its stated objective.

      . Vanguard VIF Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income. The Portfolio invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established, medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. The remaining 30% to 40% of Portfolio assets are invested mainly in fixed income securities that the advisor believes will generate a reasonable level of current income. These securities include investment-grade corporate bonds, with some exposure to U.S. Treasury and government agency bonds, and mortgage-backed securities.

      . Vanguard VIF Capital Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Portfolio consists predominantly of mid- and large-capitalization stocks.

      . Vanguard VIF Diversified Value Portfolio seeks to provide long-term capital appreciation and income. The Portfolio invests mainly in large- and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at prices that are below-average in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.

      . Vanguard VIF Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation. The Portfolio invests mainly in common stocks of medium-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Portfolio will invest at least 80% of its assets in stocks, also known as equity securities. The Portfolio's 80% policy may be changed only upon 60 days' notice to shareholders. The Portfolio uses multiple investment advisors.

      . Vanguard VIF Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Portfolio employs a "passive management" -or indexing-investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

      . Vanguard VIF Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests mainly in large-capitalization stock of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Portfolio uses multiple investment advisors.

      . Vanguard VIF High Yield Bond Portfolio seeks to provide a high level of current income. The Portfolio invests mainly in a diversified group of high-yielding, higher-risk corporate bonds-commonly known as "junk bonds" - with medium- and lower-range credit-quality ratings. The Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc.; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Portfolio's advisor. The Portfolio's 80% policy may be changed only upon 60 days' notice to shareholders. The Portfolio may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or the equivalent, convertible securities, preferred stocks, and fixed and floating rate loans of medium- to lower-range credit quality. The Portfolio's high-yield bonds and loans have mostly short- and intermediate-term maturities.

      . Vanguard VIF International Portfolio seeks to provide long-term capital appreciation. The portfolio invests predominantly in the stocks of companies located outside the United States. In selecting stocks, the Portfolio's advisors evaluate foreign markets around the world and choose companies considered to have above-average growth potential. The Portfolio uses multiple investment advisors.

      . Vanguard VIF Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a "passive management" - or indexing - investment approach designed to track the performance of the MSCI US Mid Cap 450 Index, a broadly diversified index of stocks of medium-size U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

      . Vanguard VIF Money Market Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1. The Portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry. The
            Portfolio maintains a dollar-weighted average maturity of 90 days or less.

      . Vanguard VIF REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. The Portfolio employs a "passive management--or indexing--investment approach designed to track the performance of the MSCI US REIT Index. The Index is composed of publicly traded equity real estate investment trusts (known as REITs). The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportions as its weightings in the Index.

      . Vanguard VIF Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility. The Portfolio invests in a variety of high-quality and, to a lesser extent, medium-quality fixed-income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors Service, Inc., or by another independent rating agency; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody's or another independent rating agency (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's). The Portfolio is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

      . Vanguard VIF Small Company Growth Portfolio seeks to provide long-term capital appreciation. The Portfolio invests at least 80% of its assets primarily in common stocks of smaller companies. These companies tend to be unseasoned but are considered by the Portfolio's advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Portfolio's 80% policy may be changed only upon 60 days' notice to shareholders. The Portfolio uses multiple investment advisors.

      . Vanguard VIF Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index. The Portfolio employs a "passive management"-or indexing-investment approach designed to track the performance of the Barclays Capital U.S. Aggregate Bond Index. This Index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Portfolio invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Portfolio's investments will be selected through the sampling process, and at least 80% of the Portfolio's assets will be invested in bonds held in the index. The Portfolio maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 5 and 10 years.

      . Vanguard VIF Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market. The Portfolio employs a "passive management" - or indexing - investment approach designed to track the performance of the Standard & Poor's (S&P) Total Market Index by investing all, or substantially all, of its assets in two Vanguard funds- Vanguard Variable Insurance

           Fund-Equity Index Portfolio and Vanguard Extended Market Index Fund.
            The S&P Total Market Index consists of substantially all of the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market.

Vanguard serves as the investment advisor to Vanguard VIF Equity Index Portfolio, Vanguard VIF Mid-Cap Index Portfolio, Vanguard VIF Money Market Portfolio, Vanguard VIF REIT Index Portfolio, Vanguard VIF Short-Term Investment-Grade Portfolio, and Vanguard VIF Total Bond Market Index Portfolio. Vanguard VIF Total Stock Market Index Portfolio receives advisory services indirectly, by investing in another Vanguard fund and Vanguard VIF Portfolio. Vanguard manages these funds on an at-cost basis, subject to the control of the trustees and officers of the funds. Certain of the funds employ external advisors. PRIMECAP Management Company serves as advisor to Vanguard VIF Capital Growth Portfolio. AllianceBernstein L.P. and William Blair & Company, L.L.C. serve as advisors to the Vanguard VIF Growth Portfolio. Wellington Management Company, LLP serves as advisor to Vanguard VIF High Yield Bond Portfolio and Vanguard VIF Balanced Portfolio. Granahan Investment Management, Inc. and Vanguard's Quantitative Equity Group serve as advisors to Vanguard VIF Small Company Growth Portfolio. Schroder Investment Management North America Inc., Baillie Gifford Overseas Ltd, and M&G Investment Management Limited serve as advisors to Vanguard VIF International Portfolio. Barrow, Hanley, Mewhinney & Strauss, Inc. serves as advisor to Vanguard VIF Diversified Value Portfolio. Wellington Management Company, LLP and Vanguard's Quantitative Equity Group serve as advisors to Vanguard VIF Equity Income Portfolio.

FIXED INVESTMENT OPTION

Premium you allocate to the fixed investment option goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of Contract Owners like you, as well as claims made by our other creditors.

No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

To the extent that you allocate premium or transfer amounts into the fixed investment option, we guarantee that the amount of the Annuity Payments you receive will be unaffected by investment performance.

                                   EXPENSES

Costs are an important consideration in choosing a variable annuity. That's because you, as a Contract Owner, pay the costs of operating the underlying mutual funds, plus any transaction costs incurred when the Fund buys and sells securities, as well as the costs associated with the annuity Contract itself. These combined costs can have a significant effect on the investment performance of the annuity Contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.

SUMMARY OF COSTS OF INVESTING IN THE CONTRACTS

    .     Maximum sales loads or sales charges: 4.00% of premium

    .     No annual Contract maintenance charge

    . No current fee to exchange money among the Subaccounts (after the first 12 transfers each contract year we reserve the right to charge a fee of $10 per transfer)

    . Maximum Annual Mortality and Expense Risk Charge: 1.25% of average daily net assets

    . Fees and expenses paid by the Funds which ranged from 0.14% to 1.19% in the fiscal year ended December 31, 2008

SALES CHARGE

We will deduct a maximum of 4.0% of your Premium Payment as a sales charge. The value of your Premium Payment (or "net" Premium Payment), after the sales charge and Statutory Premium Taxes are deducted, will be allocated to your selected investment options to provide for fixed and/or variable income payments. AIG Life receives the sales charge to cover sales expenses, including commissions.

MORTALITY AND EXPENSE RISK CHARGE

As part of our calculation of the value of Annuity Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. The maximum rate we will charge is 1.25%. The charge compensates us for the expenses of administering the Contract, for assuming the risk that we will have to make Annuity Payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

The Company assumes mortality risk where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives. The Company assumes the risk of making monthly Annuity Payments regardless of how long all Annuitants may live.

The Company also assumes charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

STATUTORY PREMIUM TAXES

We will deduct from your Premium Payment any Statutory Premium Tax imposed on us by the state or locality where you reside. Statutory Premium Taxes currently imposed on the Contract by various states range from 0% to 1% of premium for qualified Contracts and from 0% to 3.5% of premium for non qualified Contracts. In addition, some local governments may also levy a Statutory Premium Tax. These taxes are deducted from your Premium Payment upon its receipt by the Company.

INCOME TAXES

Although we do not currently deduct any charge for income taxes attributable to your Contract, we reserve the right to do so in the future.

TRANSFER FEE

There is no charge for the first 12 transfers each Contract year; after the first 12 transfers in a Contract year, we reserve the right to charge $10 per transfer.

FUND EXPENSES

There are deductions from and expenses paid out of the assets of the various Funds. These charges are described in the prospectuses for the Vanguard Funds and the Vanguard VIF Portfolios. The maximum Fund expenses are described in the fee table contained in the prospectus.

                                 THE CONTRACT

GENERAL DESCRIPTION

An annuity is a Contract between you, as the Contract Owner, and a life insurance company. The Contract provides income in the form of Annuity Payments beginning on the Income Start Date you select, which must be within 12 months after the Contract Date. You may purchase the Contract using after-tax dollars (a non-qualified Contract), or you may purchase the Contract by transferring assets from another individual retirement annuity or "rolling over" assets from a qualified plan (a qualified Contract).

The Contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding mutual fund. Depending on market conditions, the various Funds may increase or decrease in value. If you allocate money to the Funds, the amount of the variable Annuity Payments will depend on the investment performance of the Funds you select.

The Contract also has a fixed investment option that is part of our general account. Each Annuity Payment from the fixed portion of your Contract will generally be for the same amount and will not vary with investment performance.

WHO SHOULD PURCHASE A CONTRACT

The Contract is designed for people who want to receive a stream of income payments, generally for retirement. We call this stream of income payments "Annuity Payments."

You can purchase the Contract as a non-qualified Contract, with money generally from any source. Or, you may purchase the Contract as a qualified Contract such as an individual retirement annuity Contract funded with rollovers from tax-qualified plans.

Under the Contract, you will have access to your investment only through Annuity Payments, or certain other Contract provisions discussed in your Contract (and any applicable endorsements thereto). The Contract should only be purchased by individuals who will not need full access to their Premium Payment on an immediate basis.

ABOUT THE CONTRACT

This prospectus describes a Contract between you and the Company, the issuer of the Contract. The Contract may provide Annuity Payments for the life of one or two persons, or for a designated period, or both.

PURCHASING A CONTRACT

The minimum investment for both qualified and non-qualified Contracts is $10,000. We reserve the right to refuse your Premium Payment. In general, we will not issue a Contract to anyone who is over age 90, but we reserve the right to lower or increase this age for new Contracts.

ALLOCATION OF PREMIUM

When you purchase a Contract, you will tell us how to allocate your Premium Payment among the investment options. At the time of application, we must receive your Premium Payment before the Contract will be effective. We will issue your Contract and allocate your Premium Payment to the Vanguard VIF Money Market Portfolio within two business days. If you do not give us all the necessary information we need to issue the Contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will refund your money unless you authorize us to keep it until all the necessary information is obtained.

RIGHT TO EXAMINE PERIOD

If for any reason you are not satisfied with your Contract, you may return it to us within 10 days after you receive it, and we will refund your Premium Payment received by us, less any applicable charges that have been deducted, adjusted by any increase or decrease in investment experience in states where permitted. Because you have this right, we will direct the portion of your initial net Premium Payment that is to be allocated to a variable investment option, to the Vanguard VIF Money Market Portfolio for a period of 15 days, starting on the date your investment performance begins. Then we will automatically allocate your investment among the available variable investment options in the ratios you have chosen. This reallocation will not count against the 12 free transfers that you are permitted to make each year. The allocation of your investment out of the Vanguard VIF Money Market Portfolio into the investment options you have chosen, generally utilizes investment option prices as of the date of the allocation. However, if the allocation is scheduled to occur on a non-business day, it will be processed as of the preceding business day. As with all of the subaccounts, you bear any risk associated with investment in the Vanguard VIF Money Market Portfolio during the Right to Examine Period.

To exercise your right to return your Contract, you must mail it directly to us at AIG Life Insurance Company, Attention: Annuity Administration Department, 600 King Street (DPEN), Wilmington, Delaware 19801, within 10 days after you receive it. In a few states, if your Contract is replacing an existing annuity or life policy, this period may be longer. Any portion of your initial net Premium Payment that is to be allocated to the fixed investment option will be so allocated upon receipt.

MARKET TIMING

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

    . dilution in the value of Fund shares underlying investment options of other Contract Owners;

    .     interference with the efficient management of the Fund's portfolio;
          and

    .     increased administrative costs.

We have policies and procedures affecting your ability to make exchanges within your Contract. We use the term "exchange" to mean a transfer of your account value in one investment option (all or a portion of the value) to another investment option. We are not referring to the exchange of one variable annuity contract for another annuity contract or life insurance policy.

We are required to monitor the Contracts to determine if a Contract Owner requests:

    . an exchange out of a variable investment option within two calendar weeks of an earlier exchange into that same variable investment option; or

    . an exchange into a variable investment option within two calendar weeks of an earlier exchange out of that same variable investment option; or

    . an exchange out of a variable investment option followed by an exchange into that same variable investment option, more than twice in any one calendar quarter; or

    . an exchange into a variable investment option followed by an exchange out of that same variable investment option, more than twice in any one calendar quarter.

If any of the above transactions occurs, we will suspend such Contract Owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. A Contract Owner's first violation of this policy will result in the suspension of Policy transfer privileges for ninety days. A Contract Owner's subsequent violation of this policy will result in the suspension of Policy transfer privileges for six months.

In most cases, exchanges into and out of the Vanguard VIF Money Market Portfolio are not considered market timing; however, we examine all of the above transactions without regard to any exchange into or out of the Vanguard VIF Money Market Portfolio. We treat such transactions as if they are exchanges directly into and out of the same variable investment option. For instance:

    (1) if a Contract Owner requests an exchange out of any variable investment option into the Vanguard VIF Money Market Portfolio, and

    (2) the same Contract Owner, within two calendar weeks requests an exchange out of the Vanguard VIF Money Market Portfolio back into that same variable investment option, then

    (3)   the second transaction above is considered market timing.

Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances, and we will treat all Contract Owners the same.

In addition, Contract Owners incur a $10 charge for each transfer in excess of 12 each Policy year.

RESTRICTIONS INITIATED BY THE FUNDS AND INFORMATION SHARING OBLIGATIONS

The Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Contract Owner's transfer request. Additionally, a Fund may instruct us to restrict all purchases or transfers into the Fund by a particular Contract Owner. We will follow the Fund's instructions. The availability of transfers from any investment option offered under the Contract is unaffected by the Fund's policies and procedures.

Please read the Funds' prospectuses and supplements for information about restrictions that may be initiated by the Funds.

In order to prevent market timing, the Funds have the right to request information regarding Contract Owner transaction activity. If a Fund requests, we will provide mutually agreed upon information regarding Contract Owner transactions in the Fund.

TRANSFERS AMONG INVESTMENT OPTIONS

The initial allocation of your Premium Payment among investment options to provide variable Annuity Payments can be changed by transfers of Fund values among the investment options made by written request or by telephone. We reserve the right to charge $10 per transfer after the first 12 transfers in a Contract year. We consider your instruction to transfer from or to more than one investment option at the same time to be one transfer.

No transfers can be made from the fixed investment option to a variable investment option, but transfers can be made from the variable investment options to the fixed investment option or to other variable investment options.

How transfers among variable investment options are effected:

(A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

(B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

(C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

Minimum Transfer Amount. The minimum amount that can be transferred in any one transfer is $50 per month of income. This means that the number of Annuity Units that would produce $50 of monthly income, calculated at the current Annuity Value, is the minimum number of Annuity Units that may be transferred.

The transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone after required authorization forms are received at our office. Neither we nor any of the fund managers will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have in place procedures to provide reasonable assurance that telephone instructions are genuine.

EFFECTIVE DATE OF TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS

When you transfer money among the variable investment options, we will redeem units of the affected subaccounts at their prices as of the end of the current Valuation Date. We will credit any subaccount you transfer the money to at the same time.

The amount of the allocation in each subaccount will change with that subaccount's investment performance. You should periodically review your allocations in light of market conditions and financial objectives.

TRANSFER REQUESTS IN GOOD ORDER

We will accept the Contract Owner's instructions to transfer values in the Contract Owner's investment options, contingent upon the Contract Owner providing us with transfer requests in good order. This means that the Contract Owners' requests must be accompanied by sufficient detail to enable us to transfer assets properly.

If we receive a transfer request and it is not in good order, the transfer will not be completed until we receive all necessary information.

We will attempt to make a Contract Owner's request in good order for up to five business days following its receipt. For instance, one of our representatives may telephone the Contract Owner to determine the intent of a request. If a Contract Owner's request is still not in good order after five business days, we will cancel the request and notify the Contract Owner when the request is canceled.

AUTOMATIC REBALANCING

This feature automatically rebalances the current proportional value of your net Premium Payment allocated to each variable investment option under your Contract to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. Automatic rebalancing entails taking assets from the better performing subaccounts and allocating them to the lesser performing subaccounts.

You tell us the day of the month you want us to do the rebalancing (other than the 29th, 30th, or 31st) and whether you want the frequency to be monthly, quarterly, semi-annually or annually. For example, if you elect to begin rebalancing effective January 15th, and you have requested quarterly rebalancing, your automatic rebalancing will start on January 15th, occur next on April 15th, and will continue quarterly thereafter. Rebalancing ends upon your request. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

Annuity Units for automatic rebalancing will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

DOLLAR COST AVERAGING

We offer dollar cost averaging that provides for automatic and scheduled transfers between variable investment options. You may maintain only one dollar cost averaging instruction with us at a time.

Annuity Units for dollar cost averaging will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

CANCELLATION RIGHTS

You may have the right to cancel your Contract if your Contract includes a Cancellation Endorsement, subject to the provisions below. Otherwise, the cancellation rights described in this section do not apply to you. If you choose the Cancellation Endorsement, the amount of each Annuity Payment will be lower than without the Cancellation endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

The Contract is designed to meet long-term financial goals and is not suitable as a short-term investment. If you are concerned that you may need to cancel the Contract within six months, you should consider selecting the Cancellation Endorsement for your Contract. However, since selecting the Cancellation Endorsement will lower your Annuity Payments, if you do not anticipate a need to cancel your Contract, you should not select the Cancellation Endorsement.

Access To Your Money. If you are the Annuitant, you may access your money by receiving your scheduled Annuity Payments. If your Contract includes a Cancellation Endorsement, you, as Contract Owner, may cancel your Contract for its cancellation value within six (6) months after the Contract Date.

Cancellation Of The Contract. If your Contract includes a Cancellation Endorsement, and if the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract is issued), you may at any time within six
(6) months after the Contract Date request a cancellation of your Contract. It is available with both the variable and the fixed payouts under all Annuity Payment Options. To elect a cancellation, the Contract must be in force. A cancellation is not available after six (6) months from the Contract Date.

If you cancel your Contract, we will pay you a lump sum amount. No residual benefit under the Contract will remain once a cancellation has been requested and paid during this six month period. This means that you will receive no other payments.

Computing the Cancellation Value. If you cancel, the amount of the lump sum benefit will be determined by calculating the actuarial present value, if any, of future variable and fixed Annuity Payments, to be determined as follows.

    . The value of future variable Annuity Payments is calculated by applying the Assumed Investment Return factor, and the mortality rates used to initially determine Annuity Payments, to the future variable Annuity Payments which are to be paid in accordance with the Annuity Payment Option in effect when cancellation is requested. The amount of future variable Annuity Payments used in this calculation is determined by multiplying the Annuity Unit value next computed after we receive the request by the current number of Annuity Units for each subaccount, and summing for all subaccounts.

    . Fixed Annuity Payments will be determined by applying the then current annuity pricing factors, established in accordance with the Fixed Account section of the Contract, to the remaining value of fixed Annuity Payments which is to be paid in accordance with the Annuity Payment Option in effect on the date the request is received. One of these annuity pricing factors is the current interest rate for the Fixed Account, or the "annuity purchase rate." We use investments in the fixed income market in part to support our obligations under the Contracts. We constantly monitor the rate of return we can derive in the fixed income markets. We may change the annuity purchase rate under the Contracts on account of variations in the rate of return on such investments. The current annuity purchase rates we use in calculating the benefit will be no more than three percent
          (3%) greater than or less than the interest rate used in originally calculating the stream of Annuity Payments at the Contract Date. For example, if the current annuity purchase rates for fixed Annuity Payments is seven percent (7%) then the annuity purchase rate that we will use in calculating the lump sum cancellation amount related to the fixed Annuity Payments portion of your Contract will be no less than four percent (4%) and no greater than ten percent (10%).

Taxes. Please read the discussion under "Taxes" further on in this prospectus for information relating to the cancellation of your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. We do not guarantee the tax status of your Contract.

RIGHTS RESERVED BY THE COMPANY

The Company reserves the following rights to:

     . Reflect a change in the variable account or any subaccount thereunder;

     .     Create new variable accounts;

     . Operate the variable account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law;

     . Transfer any assets in any subaccount in the variable account to another variable account;

     . Add, combine or remove subaccounts in the variable account, or combine the variable account with another variable account;

     . Make any new subaccounts available to the Contract Owner on a basis to be determined by the Company;

     . Substitute for the shares held in any subaccount the shares of another underlying Fund or the shares of another investment company or any other investment permitted by law;

     . Make any changes as required by the Internal Revenue Code or by any other applicable law, regulation or interpretation in order to continue treatment of this Contract as an annuity; or

     .     Make any changes to comply with the rules of any Fund.

VARIATIONS IN CONTRACT OR INVESTMENT OPTION TERMS AND CONDITIONS

We have the right to make some variations in the terms and conditions of a Contract or its investment options. Any variations will be made only in accordance with uniform rules that we establish. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek Contract Owner approval and SEC and other regulatory approvals. Here are some of the potential variations:

State Law Requirements. AIG Life is subject to the insurance laws and regulations in every jurisdiction in which the Contracts are sold. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. These variations will be reflected in your Contract and related endorsements.

Expenses or Risks. AIG Life may vary the charges and other terms within the limits of the Contract where special circumstances result in sales, administrative or other expenses, mortality risks or other risks that are different from those normally associated with the Contract.

Underlying Investments. You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using.

                               ANNUITY PAYMENTS

GENERALLY

Beginning on the Income Start Date, the Annuitant will receive periodic Annuity Payments. You may choose Annuity Payments that are fixed, variable, or a combination of fixed and variable. You may choose Annuity Payments on a monthly, quarterly, semi-annual, or annual basis.

You select the Income Start Date, which must be within 12 months after the Contract Date and can start as early as 1 month after we receive your Premium Payment. In addition, Annuity Payments must begin by the Annuitant's 91st birthday. If a state requires that Annuity Payments begin prior to such date, we must comply with those requirements.

We will make Annuity Payments to you as the Annuitant unless, in the case of non-qualified Contracts only, you designate another person as Annuitant to receive them. For Annuity Payments:

     . From time to time, the Company may require proof that the Annuitant or Joint Annuitant is living.

     . Once Annuity Payments begin, you may not select a different Annuity Payment Option.

     . You may select an Annuity Payment Option and allocate your Premium Payment to either fixed or variable income choices, or both. You may not select more than one Annuity Payment Option.

     . If you choose both a fixed and a variable payment option, premium that you allocate to the fixed account may not be reallocated to another subaccount.

     . If you choose to include the Cancellation Endorsement with your Contract, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement.

     . If the postal or other delivery service is unable to deliver checks to the payee's address of record, or if direct deposits to a bank account are returned because the account is closed, no interest will accrue on amounts represented by uncashed Annuity Payment checks or undeliverable direct deposits. It is the payee's responsibility to keep the Company informed of his or her current address or active bank account location.

ANNUITY PAYMENT OPTIONS

The Contract currently offers the four Annuity Payment Options described below. We may make other Annuity Payment Options available subject to our discretion. Please refer to your Contract specific materials for the Annuity Payment Options available in your Contract. If your Annuity Payments would be less than $100 per payment period, we have the right to change the frequency of your payment so that the payments are at least $100.

     .     Option 1 - Life Annuity

     . Under this option, we will make Annuity Payments as long as the Annuitant is alive. Annuity Payments stop when the Annuitant dies.

     .     Option 2 - Life Annuity With A Guaranteed Number of Years

           Under this option, we will make Annuity Payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If the Annuitant dies before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the guaranteed period.

     .     Option 3 - Joint and Survivor Annuity

           Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make Annuity Payments so long as the Joint Annuitant is alive. However, the amount of the remaining Annuity Payments will be either equal to or less than the amount that was payable while the Annuitant was alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 3 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

     .     Option 4 - Joint and Survivor Annuity With A Guaranteed Number of
           Years

           Under this option, we will make Annuity Payments as long as either the Annuitant or Joint Annuitant is alive with the additional guarantee that payments will be made for a minimum number of years. If both the Annuitant and the Joint Annuitant die before all guaranteed payments have been made, payments will continue to the beneficiary for the remainder of the guaranteed period. After the guaranteed period ends, we will continue to make Annuity Payments for the life of the Annuitant and for as long thereafter as the Joint Annuitant is alive. The amount to be paid to the Joint Annuitant is determined by the Contract Owner at the time that this Option 4 is selected. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

Under Annuity Payment Options 3 or 4, you have the right to determine whether or not the Annuity Payments to be made to the Joint Annuitant, upon the later of the Annuitant's death or the end of the guaranteed period, will be:

     . equal to the Annuity Payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive; or

     . lower than the Annuity Payments the Annuitant was receiving while both the Annuitant and the Joint Annuitant were alive.

All things being equal, Annuity Payments to the Annuitant while both the Annuitant and the Joint Annuitant are alive will be higher if you choose lower payments to the Joint Annuitant.

ANNUITY UNITS

Upon receiving your single Premium Payment, we calculate the number of Annuity Units associated with each Annuity Payment as determined by our currently used annuity rate factors. The Annuity Unit value for each Fund will vary from one Valuation Period to the next based on the investment experience of the assets in the Fund and the deduction of certain charges and expenses. The SAI contains an explanation of how Annuity Units are valued.

DETERMINATION OF THE INITIAL ANNUITY PAYMENT

The following factors determine the amount of the first Annuity Payment:

     . the portion of the premium allocated to provide variable Annuity Payments, the investment options and the Assumed Investment Return ("AIR") you chose and the performance of the investment options between the date we received your Premium Payment and the date of the first Annuity Payment;

     . the portion of the premium allocated to provide fixed Annuity Payments and prevailing fixed interest rates;

     .     the age and gender of the Annuitant (and Joint Annuitant, if any);

     .     the Annuity Payment Option selected;

     .     the frequency of Annuity Payments;

     .     the deduction of applicable Statutory Premium Taxes; and

     .     the time period from the Contract Date to the Income Start Date.

IMPACT OF ANNUITANT'S AGE ON ANNUITY PAYMENTS

For either fixed or variable Annuity Payments involving life income, the ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

IMPACT OF ANNUITANT'S GENDER ON ANNUITY PAYMENTS

Congress and the legislatures of various states have from time to time considered legislation that would require annuity benefits to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of annuity Contracts in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender.

In most cases, other than those mentioned above, the amount of fixed and variable Annuity Payments involving life income will be affected by the gender of the Annuitant and Joint Annuitant. However, we reserve the right to offer Contracts to certain groups in situations which, under current law, may require gender-neutral benefits. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

IMPACT OF LENGTH OF PAYMENT PERIODS ON ANNUITY PAYMENTS

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

IMPACT OF OPTIONAL CANCELLATION ENDORSEMENT ON ANNUITY PAYMENTS

If you choose to include the Cancellation Endorsement with your Contract, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

On each Income Change Date, we will recalculate the variable Annuity Payments to reflect the performance of the investment options you chose since the last Income Change Date. We determine the dollar amount of the variable Annuity Payment as follows. The portion of the first Annuity Payment funded by a particular subaccount is divided by the Annuity Unit value for that subaccount as of the Contract Date. This establishes the number of Annuity Units provided by each subaccount for each subsequent variable Annuity Payment.

The number of Annuity Units for each subaccount will generally remain constant, subject to the following exceptions:

     .     If value is transferred from one investment option to another.

     . Upon the death of the primary Annuitant after the guaranteed period ends if the Contract Owner selects a joint and survivor Annuity Payment Option (either Annuity Option 4 or Annuity Option 3) with a lower percentage of payments elected for the Joint Annuitant. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Units.

The number of Annuity Units for each subaccount is multiplied by the Annuity Unit value for that subaccount for the Valuation Date for which the payment is being calculated. The sum of these figures for all the subaccounts in which you invest establishes the dollar amount of the variable Annuity Payment.

On the Income Start Date and each Income Change Date thereafter, we will calculate the amount of money necessary to make expected payments until the next Income Change Date. We will transfer that amount to our general account.

The variable Annuity Payments will remain level until the next Income Change Date. Subsequent variable Annuity Payments may be more or less than the previously calculated variable Annuity Payments depending on whether the net investment performance of the selected investment options is greater than or less than the AIR.

ASSUMED INVESTMENT RETURN

The amount of the Annuity Payments provided by the portion of the Premium Payment allocated to provide variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the Fund expenses. This assumption is called the AIR. The AIR not only determines the initial level of income, but also how future investment performance affects Annuity Payments. Generally, the AIR used is 5%, but on occasion another AIR, for example 3.5%, may be offered. Currently, we offer AIRs of 3.5% and 5%. In the future we may make additional AIRs available.

     . If you allocate a portion of your premium to variable annuity income, then you invest this premium into the annuity investment options available and select an AIR. If more than one AIR is offered you will need to decide between a higher or lower AIR.

     . We use the AIR to help us calculate your current and future variable annuity benefits. In order to calculate the benefit amounts we need a rate of return for the annuity investment options you selected. Since we cannot know what the performance of the investment options will be in the future, we make an assumption, and this assumption is called the AIR.

     . For future variable annuity benefits, the AIR represents the total return after expenses of the investment options needed to keep your payments from increasing or decreasing. If net performance (rate of return after expenses) is exactly equal to the AIR, the level of the variable Annuity Payments will not change. If the net performance of your annuity investment options is higher than the AIR, then your Annuity Payments will increase. Similarly, if net performance of your annuity investment options is less than the AIR, then your Annuity Payments will decrease.

     . With a 5% AIR you will receive a higher initial benefit amount than with a 3.5% AIR. However, benefits based on a 5% AIR will increase more slowly in a rising market and decline more rapidly in a falling market than benefits based on a 3.5% AIR.

     . With a 3.5% AIR, you will receive a lower initial benefit amount than with a 5% AIR. However, benefits based on a 3.5% AIR will increase more quickly in a rising market and decline more slowly in a falling market than benefits based on a 5% AIR.

                             ACCESS TO YOUR MONEY

GENERALLY

Depending on the Annuity Payment Option you select and whether you are the Annuitant, you may receive Annuity Payments according to the Annuity Payment Option you select. Partial withdrawals are not permitted under this prospectus.

DEFERMENT OF PAYMENTS

We may delay making fixed payments from your Contract for up to 12 months subject to state law. We will credit interest to you during that period.

We may suspend or postpone making variable payments from your Contract or processing transfer requests for an undetermined period of time when:

     .     the NYSE is closed other than weekend and holiday closings;

     .     trading on the NYSE is restricted;

     . an emergency exists as determined by the SEC or other appropriate regulatory authority such that disposal of or determination of the value of shares of the Funds is not reasonably practicable; or

     .     the SEC by order so permits for the protection of investors.

                                 DEATH BENEFIT

DEATH WITHIN SIX MONTHS OF THE CONTRACT DATE

If your Contract includes a Cancellation Endorsement, and the Annuitant has not reached the attained age of 75 and the Joint Annuitant, if any, has not reached the attained age of 80 (determined at the time that your Contract issued), we will pay a lump sum death benefit in the event that the Annuitant and Joint Annuitant, if any, die within six (6) months of the Contract Date. The benefit shall be payable to the Contract Owner, if living, or if not, to the beneficiary.

The amount of the lump sum death benefit will be determined by:

     . calculating the actuarial present value of future variable Annuity Payments as described in item number (1) under "Computing the Cancellation Value" earlier on in this prospectus; and

     . adding to that, the amount of premium allocated to pay fixed Annuity Payments, minus any fixed Annuity Payments already made.

No residual benefit under the Contract will remain once a cancellation or a death benefit has been requested and paid during this six month period. Note:
If you choose the Cancellation Endorsement, the amount of each Annuity Payment will be lower than without the Cancellation Endorsement. The reduction per Annuity Payment will vary by Contract, based on the age of the Annuitant(s) and the Annuity Payment Option selected.

DEATH PRIOR TO INCOME START DATE

Subject to the above provisions, if no Annuitant or Joint Annuitant is alive on the Income Start Date, the Contract will be canceled and we will pay you a refund equal to your Premium Payment adjusted for any investment performance and any accumulated interest.

This feature may not be available in all states; please consult your contract to determine if it is available.

DEATH OF CONTRACT OWNER AFTER THE INCOME START DATE

If you are not the Annuitant, and if your death occurs on or after the Income Start Date, no death benefit will be payable under the Contract. Payments will continue to be paid to the Annuitant pursuant to the Annuity Payment Option in force at the date of your death.

DEATH OF ANNUITANT AFTER THE INCOME START DATE

If an Annuitant dies after the Income Start Date, the remaining payments, if any, will be as specified in the Annuity Payment Option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary according to the Annuity Payment Option in effect at the Annuitant's death. If no beneficiary survives the Annuitant, we will pay any remaining benefit to the Annuitant's estate.

The Contract permits you as Contract Owner to name a Joint Annuitant. However, choosing a Joint Annuitant will only impact your Contract if you have also designated the Joint Annuitant as a controlling life and chosen one of the following two Joint and Survivor Annuity Options.

     .     Annuity Payment Option 3 - Joint and Survivor Annuity; or

     . Annuity Payment Option 4 - Joint and Survivor Annuity With a Guaranteed Number of Years.

If you have chosen one of the single life Annuity Options listed below, your naming of a Joint Annuitant under the Contract will have no effect on the benefits due under the Contract.

     .     Annuity Payment Option 1 - Life Annuity; or

     .     Annuity Payment Option 2 - Life Annuity With A Guaranteed Number of
           Years.

See "Annuity Payment Options" in this prospectus.

DESIGNATION OF BENEFICIARY

The Contract Owner may select one or more beneficiaries for the Annuitant and name them on the Annuity Enrollment Form if the Annuity Payment Option selected provides for a beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Annuitant may change the beneficiary by written notice. The change will take effect as of the date the Annuitant signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of beneficiary irrevocable. Changes in the beneficiary may then be made only with the consent of the designated irrevocable beneficiary. The Annuitant may also make the designation of beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company.

                                  PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a subaccount, it reflects changes in the Fund share price, the automatic reinvestment by the subaccount of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

When we advertise the yield of a subaccount, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the subaccount during the period by the value of the subaccount on the last day of the period.

When we advertise the performance of the money market subaccount, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge.

Performance information for a subaccount may be compared in reports and advertising to:

      (1) the MSCI Mid Cap 450 Index, the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

      (2) other variable annuity variable accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

      (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

      (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                     TAXES

INTRODUCTION

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax adviser to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract (for example, information relating to surrenders). This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the Funds, please see the Funds' prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.

TAX TREATMENT OF DISTRIBUTIONS -- QUALIFIED CONTRACTS

If you purchase your Contract under a tax-favored retirement plan or account, your Contract is referred to as a qualified Contract. Examples of qualified plans or accounts are:

     .     Individual Retirement Annuities;

     . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

     .     Keogh Plans; and

     . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

DISTRIBUTIONS IN GENERAL

Generally, you have not paid any taxes on the premium used to buy a qualified Contract or on any earnings. Therefore, any amount you take out as Annuity Payments or upon surrender will be taxable income. In addition, a 10% tax penalty may apply to the taxable income. This additional 10% tax in general does not apply:

     . where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

     .     where the taxpayer is age 59 1/2 or older;

     .     where payment is made on account of death;

     .     where the payment is made on account of the taxpayer's disability;

     . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

     .     in some cases, upon separation from service on or after age 55; or

     .     certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Surrender May Trigger a 10% Tax Penalty Unless an Exception Applies

If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also contact your tax adviser before taking surrenders.

Example: Individual A is age 57 1/2 when he begins to receive annual Annuity Payments of $10,000 from a traditional individual retirement annuity. Since this is a qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities ("IRA")

Code Sections 408 and 408A permit eligible individuals to contribute to a traditional IRA or to a Roth IRA. By attachment of an endorsement that reflects the requirements of Code Section 408(b), the Contracts may be issued as a traditional IRA. By attachment of an endorsement that reflects the requirements of Code Section 408A, the contracts may be issued as a Roth IRA.

Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. These rules do not apply to a Roth IRA. On December 23, 2008, the Worker, Retiree and Employer Recovery Act of 2008 (the "2008 Act") was signed into law. The 2008 Act waives the required minimum distribution rules for individual retirement plans for calendar year 2009. At this time, it is unclear whether the 2009 required minimum distribution waiver applies to Annuity Payments such as those that would be distributed under your Contract. You should consult your tax adviser with any questions you have about the 2009 required minimum distribution waiver legislation, its application to your Contract and whether Annuity Payments made under your Contract in 2009 can be rolled over tax-free under the 2008 Act. The 2008 Act does not address any waiver for calendar year 2010 or any subsequent year.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into a traditional IRA. In addition, distributions from a traditional IRA may be rolled over to another IRA or qualified plan, or converted into a Roth IRA, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers

Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or traditional IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs. Rollovers may also occur between one Roth IRA and another Roth IRA.

Beginning in 2006, employers are permitted to offer a separate Roth account as part of their 401(k) or 403(b) employer pension plan, and employees may designate a portion of their plan contributions for deposit to a Roth account. Under Code Section 402A, distributions from such Roth 401(k) or Roth 403(b) accounts can be directly or indirectly rolled into a Roth IRA. Such rollovers are not subject to tax or penalty and are exempt from both the annual contribution and the conversion limitations.

Conversions

In years prior to 2010, if you have modified adjusted gross income of $100,000 or less for the tax year, not including the conversion, you can convert previously untaxed funds from a traditional IRA to a Roth IRA. The funds removed from the traditional IRA are taxable in the year of the conversion, but no penalty tax applies. If you had established any Roth IRA at least 5 years prior to taking a Roth withdrawal, or have had a conversion IRA for at least 5 years, distributions are tax free as long as you have the attained age of 59 1/2, your distributions are made on account of disability or death, or you withdraw up to $10,000 in conjunction with a first-time home purchase.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

General

For Annuity Payments, generally a portion of each payment will be considered a return of your Premium Payment and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable Annuity Payments is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent Annuity Payments will be taxable. If Annuity Payments stop due to the death of the Annuitant before the full amount of your purchase payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Complete Surrenders

For payments made upon complete surrender of the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

A Surrender May Trigger an Additional 10% Tax Penalty Unless an Exception
Applies

If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

This additional 10% tax in general does not apply where:

       .     the taxpayer is age 59 1/2 or older;

       .     the payment is made on account of death;

       .     the payment is made on account of the taxpayer's disability;

       . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and a designated Joint Annuitant;

       . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium, (2) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and
             (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during an annuity period;

       .     or in certain other circumstances.

It should be noted that a full surrender of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the surrender (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a full surrender of the Contract. You should also seek the advice of your tax adviser.

Example: Individual A is age 57 1/2 when he begins to receive annual Annuity Payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he surrenders the Contract. In 2003, A must pay the 10% penalty tax on the

          Annuity Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

NON-QUALIFIED CONTRACTS OWNED BY NON-NATURAL PERSONS

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

SECTION 1035 EXCHANGES

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity Contract for another annuity Contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

DIVERSIFICATION AND INVESTOR CONTROL

The Code imposes certain diversification requirements on the underlying Funds for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the Funds are being managed so as to comply with these requirements.

There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the Funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the Owner of the Contract, could be treated as the owner of assets in the Funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

WITHHOLDING

We are required to withhold federal income taxes on Annuity Payments and complete surrenders that include taxable income unless the payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For complete surrenders, we are required to withhold 10% of the taxable portion of any lump sum distribution unless you elect out of withholding. For Annuity Payments, we will withhold on the taxable portion of Annuity Payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any distribution or Annuity Payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                               OTHER INFORMATION

AIG LIFE INSURANCE COMPANY

AIG Life is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. AIG Life's home office address is 600 King Street (DPEN), Wilmington, Delaware 19801. AIG Life was incorporated in 1962. AIG Life is a wholly owned subsidiary of American International Group, Inc. American International Group, Inc., a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management in the United States and internationally. American General Life Companies is the marketing name for the insurance companies and affiliates comprising the domestic life operations of American International Group, Inc., including AIG Life.

On March 4, 2009, American International Group, Inc. issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of American International Group, Inc.'s Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to American International Group, Inc. by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between American International Group, Inc. and the FRBNY. The Stock has preferential liquidation rights over American International Group, Inc. common stock, and, to the extent permitted by law, votes with American International Group, Inc.'s common stock on all matters submitted to American International Group, Inc.'s shareholders The Trust has approximately 79.9% of the aggregate voting power of American International Group, Inc.'s common stock and is entitled to approximately 79.9% of all dividends paid on American International Group, Inc.'s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to the Company by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and our ability to meet our Contractual obligations to Contract Owners and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

OWNERSHIP

This prospectus describes a single premium immediate variable annuity Contract. You, as the owner of a Contract, are entitled to all the rights and privileges of ownership.

VOTING PRIVILEGES

We are the legal owner of the Funds' shares held in the variable account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your contract at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) the corresponding value invested in that Fund divided by (b) the net asset value of one share of that fund. Fractional votes will be recognized.

We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through the variable account. Even if Contract Owners participating in that Fund choose not to provide voting instructions, we will vote the Fund's shares in the same proportions as the voting instructions which we actually receive. As a result, the instructions of a small number of Contract Owners could determine the outcome of matters subject to shareholder vote.

If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to Funds allocated to the fixed investment option.

We believe that these voting instruction procedures comply with current federal securities laws and their interpretations. We reserve the right to change these procedures with any changes in the law.

DISTRIBUTION OF THE CONTRACT

On May 1, 2003, American General Equity Services Corporation ("AGESC") replaced AIG Equity Sales Corp. as the distributor and principal underwriter of the Contracts. AGESC (formerly known as Franklin Financial Services Corporation) is located at 2727-A Allen Parkway, 2-G7, Houston, Texas 77019. AGESC is a Delaware corporation and an affiliate of AIG Life Insurance Company (AGESC is an indirect wholly-owned subsidiary of American International Group, Inc.). AGESC also acts as principal underwriter for AIG Life Insurance Company's other variable accounts and for the variable accounts of certain AIG Life Insurance Company affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority ("FINRA"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

AIG Life Insurance Company may pay commissions of no more than 6% of each Premium Payment to entities that sell the Contracts. Payments may be made for services not directly related to the sale of the Contract, including the establishment of administrative arrangements, recruitment and training of personnel, the distribution and production of promotional literature, and similar services.

LEGAL PROCEEDINGS

AIG Life is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AIG Life believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AIG Life's results of operations, cash flows and financial position.

                             FINANCIAL STATEMENTS

The Financial Statements of AIG Life and the variable account can be found in the Statement of Additional Information. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center, which is located at 600 King Street, (DPEN), Wilmington, Delaware, 19801, Attn: Annuity Administration Department or call us at 1-877-299-1724. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

                                   APPENDIX

Hypothetical Illustrations Of Annuity Payments

We have prepared the following tables to show how variable Annuity Payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly Annuity Payments would vary over time if the return on assets in the selected subaccounts were a uniform gross annual rate of 0%, 5.01%, 6%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 5.01%, 6%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the maximum daily mortality and expense risk charge, which is equivalent to an annual charge of 1.25%. The amounts shown in the tables also take into account the average of the Funds' management fees and operating expenses at an annual rate of approximately 0.26% of the average daily net assets of the Funds. Actual fees and expenses of the Funds associated with your Contract may be more or less than 0.26%, will vary from year to year, and will depend on your allocation. See the section in your current prospectus entitled "Fee Tables" for more complete details. The monthly Annuity Payments are illustrated on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 1.25% for mortality and expense risk and the assumed 0.26% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.51%. The following tables include one set of illustrations showing Annuity Payments without the optional Cancellation Endorsement and one set of illustrations showing Annuity Payments with the optional Cancellation Endorsement.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable Annuity Payment Option. The second assumes that 50% of the single Premium Payment is allocated to a fixed Annuity Payment Option using the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. Both sets of tables assume that a life annuity with ten years guaranteed was purchased.

When part of the single Premium Payment has been allocated to the fixed Annuity Payment Option, the guaranteed minimum Annuity Payment resulting from this allocation is also shown, and is based on the fixed crediting rate we offered on the fixed Annuity Payment Option at the time this illustration was prepared. The illustrated variable Annuity Payments use an Assumed Investment Return of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing Annuity Payments and actual performance less than 3.5% per year will result in decreasing Annuity Payments. We may offer alternative Assumed Investment Returns. Fixed Annuity Payments remain constant.

These tables show the monthly Annuity Payments for several hypothetical constant assumed rates of return. Of course, actual investment performance will not be constant and may be volatile. Actual monthly Annuity Payments would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages from year to year. Upon request, and when you are considering an Annuity Payment Option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $677.68

Illustrative amounts below assume 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%.

Variable monthly Annuity Payment on the date of the illustration: $583.50

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                               MONTHLY PAYMENTS
                      WITH AN ASSUMED RATE OF RETURN OF:

                                                  GROSS
                          -----------------------------------------------------
PAYMENT CALENDAR ATTAINED   0.00%   5.01%   6.00%     8.00%    10.00%    12.00%
 YEAR     YEAR     YEAR                            NET
 ----     ----     ----   -----------------------------------------------------
                           -1.51%   3.50%   4.49%     6.49%     8.49%    10.49%
  1       2009      65    $583.50 $583.50 $583.50   $583.50   $583.50   $583.50
  2       2010      66    $555.25 $583.50 $589.08   $600.36   $611.63   $622.91
  3       2011      67    $528.37 $583.50 $594.71   $617.70   $641.12   $664.97
  4       2012      68    $502.79 $583.50 $600.40   $635.54   $672.02   $709.88
  5       2013      69    $478.45 $583.50 $606.14   $653.89   $704.42   $757.81
  10      2018      74    $373.32 $583.50 $635.66   $753.94   $891.38 $1,050.66
  15      2023      79    $291.29 $583.50 $666.63   $869.29 $1,127.97 $1,456.68
  20      2028      84    $227.29 $583.50 $699.11 $1,002.29 $1,427.35 $2,019.59

THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE FUNDS SELECTED. THE AMOUNT OF THE ANNUITY PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FROM YEAR TO YEAR. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY ANNUITY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $677.68

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $338.84. The monthly guaranteed payment of $338.84 is being provided by the $50,000 applied under the fixed Annuity Payment Option.

                               MONTHLY PAYMENTS
                      WITH AN ASSUMED RATE OF RETURN OF:

                                                  GROSS
                           ---------------------------------------------------
 PAYMENT CALENDAR ATTAINED   0.00%   5.01%   6.00%   8.00%    10.00%    12.00%
  YEAR     YEAR     YEAR                           NET
  ----     ----     ----   ---------------------------------------------------
                            -1.51%   3.50%   4.49%   6.49%     8.49%    10.49%
   1       2009      65    $630.59 $630.59 $630.59 $630.59   $630.59   $630.59
   2       2010      66    $616.47 $630.59 $633.38 $639.02   $644.66   $650.29
   3       2011      67    $603.03 $630.59 $636.20 $647.69   $659.40   $671.33
   4       2012      68    $590.24 $630.59 $639.04 $656.61   $674.85   $693.78
   5       2013      69    $578.07 $630.59 $641.91 $665.79   $691.05   $717.75
   10      2018      74    $525.50 $630.59 $656.67 $715.81   $784.53   $864.17
   15      2023      79    $484.49 $630.59 $672.16 $773.48   $902.82 $1,067.18
   20      2028      84    $452.48 $630.59 $688.39 $839.98 $1,052.52 $1,348.64

THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE FUNDS SELECTED. THE AMOUNT OF THE ANNUITY PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FROM YEAR TO YEAR. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY ANNUITY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $635.79

Illustrative amounts below assume 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%.

Variable monthly Annuity Payment on the date of the illustration: $540.29

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                               MONTHLY PAYMENTS
                      WITH AN ASSUMED RATE OF RETURN OF:

                                                  GROSS
                           ---------------------------------------------------
 PAYMENT CALENDAR ATTAINED   0.00%   5.01%   6.00%   8.00%    10.00%    12.00%
  YEAR     YEAR     YEAR                           NET
  ----     ----     ----   ---------------------------------------------------
                            -1.51%   3.50%   4.49%   6.49%     8.49%    10.49%
   1       2009      65    $540.29 $540.29 $540.29 $540.29   $540.29   $540.29
   2       2010      66    $514.13 $540.29 $545.46 $555.90   $566.34   $576.78
   3       2011      67    $489.24 $540.29 $550.67 $571.95   $593.64   $615.73
   4       2012      68    $465.56 $540.29 $555.93 $588.47   $622.25   $657.31
   5       2013      69    $443.02 $540.29 $561.25 $605.47   $652.25   $701.69
   10      2018      74    $345.67 $540.29 $588.59 $698.10   $825.37   $972.85
   15      2023      79    $269.72 $540.29 $617.26 $804.91 $1,044.44 $1,348.80
   20      2028      84    $210.45 $540.29 $647.33 $928.06 $1,321.65 $1,870.03

THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE FUNDS SELECTED. THE AMOUNT OF THE ANNUITY PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FROM YEAR TO YEAR. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY ANNUITY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

               ANNUITY PAYMENT ILLUSTRATION WITHOUT CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $635.79

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $317.90. The monthly guaranteed payment of $317.90 is being provided by the $50,000 applied under the fixed Annuity Payment Option.

                               MONTHLY PAYMENTS
                      WITH AN ASSUMED RATE OF RETURN OF:

                                                  GROSS
                            -------------------------------------------------
  PAYMENT CALENDAR ATTAINED   0.00%   5.01%   6.00%   8.00%  10.00%    12.00%
   YEAR     YEAR     YEAR                          NET
   ----     ----     ----   -------------------------------------------------
                             -1.51%   3.50%   4.49%   6.49%   8.49%    10.49%
    1       2009      65    $588.04 $588.04 $588.04 $588.04 $588.04   $588.04
    2       2010      66    $574.96 $588.04 $590.62 $595.84 $601.06   $606.28
    3       2011      67    $562.52 $588.04 $593.23 $603.87 $614.71   $625.76
    4       2012      68    $550.68 $588.04 $595.86 $612.13 $629.02   $646.55
    5       2013      69    $539.41 $588.04 $598.52 $620.63 $644.02   $668.74
    10      2018      74    $490.73 $588.04 $612.19 $666.95 $730.58   $804.32
    15      2023      79    $452.76 $588.04 $626.53 $720.35 $840.11   $992.30
    20      2028      84    $423.12 $588.04 $641.56 $781.93 $978.72 $1,252.91

THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE FUNDS SELECTED. THE AMOUNT OF THE ANNUITY PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FROM YEAR TO YEAR. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY ANNUITY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $675.37

Illustrative amounts below assume 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%.

Variable monthly Annuity Payment on the date of the illustration: $581.50

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                               MONTHLY PAYMENTS
                      WITH AN ASSUMED RATE OF RETURN OF:

                                                  GROSS
                           ---------------------------------------------------
 PAYMENT CALENDAR ATTAINED   0.00%   5.01%   6.00%   8.00%    10.00%    12.00%
  YEAR     YEAR     YEAR                           NET
  ----     ----     ----   ---------------------------------------------------
                            -1.51%   3.50%   4.49%   6.49%     8.49%    10.49%
   1       2009      65    $581.50 $581.50 $581.50 $581.50   $581.50   $581.50
   2       2010      66    $553.35 $581.50 $587.06 $598.29   $609.53   $620.77
   3       2011      67    $526.56 $581.50 $592.67 $615.57   $638.91   $662.69
   4       2012      68    $501.07 $581.50 $598.33 $633.35   $669.71   $707.44
   5       2013      69    $476.81 $581.50 $604.05 $651.64   $702.00   $755.21
   10      2018      74    $372.04 $581.50 $633.48 $751.35   $888.32 $1,047.05
   15      2023      79    $290.29 $581.50 $664.34 $866.30 $1,124.09 $1,451.67
   20      2028      84    $226.50 $581.50 $696.70 $998.84 $1,422.44 $2,012.65

THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE FUNDS SELECTED. THE AMOUNT OF THE ANNUITY PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FROM YEAR TO YEAR. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY ANNUITY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $675.37

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $337.69. The monthly guaranteed payment of $337.69 is being provided by the $50,000 applied under the fixed Annuity Payment Option.

                               MONTHLY PAYMENTS
                      WITH AN ASSUMED RATE OF RETURN OF:

                                                  GROSS
                           ---------------------------------------------------
 PAYMENT CALENDAR ATTAINED   0.00%   5.01%   6.00%   8.00%    10.00%    12.00%
  YEAR     YEAR     YEAR                           NET
  ----     ----     ----   ---------------------------------------------------
                            -1.51%   3.50%   4.49%   6.49%     8.49%    10.49%
   1       2009      65    $628.43 $628.43 $628.43 $628.43   $628.43   $628.43
   2       2010      66    $614.36 $628.43 $631.21 $636.83   $642.45   $648.07
   3       2011      67    $600.96 $628.43 $634.02 $645.47   $657.14   $669.03
   4       2012      68    $588.22 $628.43 $636.85 $654.36   $672.54   $691.40
   5       2013      69    $576.09 $628.43 $639.71 $663.51   $688.68   $715.29
   10      2018      74    $523.70 $628.43 $654.43 $713.36   $781.84   $861.21
   15      2023      79    $482.83 $628.43 $669.86 $770.84   $899.73 $1,063.52
   20      2028      84    $450.94 $628.43 $686.04 $837.11 $1,048.91 $1,344.01

THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE FUNDS SELECTED. THE AMOUNT OF THE ANNUITY PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FROM YEAR TO YEAR. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY ANNUITY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
        Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $633.92

Illustrative amounts below assume 100% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%.

Variable monthly Annuity Payment on the date of the illustration: $538.68

Monthly Annuity Payments will vary with investment performance. No minimum dollar amount is guaranteed.

                               MONTHLY PAYMENTS
                      WITH AN ASSUMED RATE OF RETURN OF:

                                                  GROSS
                           ---------------------------------------------------
 PAYMENT CALENDAR ATTAINED   0.00%   5.02%   6.00%   8.00%    10.00%    12.00%
  YEAR     YEAR     YEAR                           NET
  ----     ----     ----   ---------------------------------------------------
                            -1.51%   3.50%   4.49%   6.49%     8.49%    10.49%
   1       2009      65    $538.68 $538.68 $538.68 $538.68   $538.68   $538.68
   2       2010      66    $512.60 $538.68 $543.83 $554.24   $564.65   $575.06
   3       2011      67    $487.79 $538.68 $549.03 $570.25   $591.87   $613.89
   4       2012      68    $464.17 $538.68 $554.28 $586.72   $620.40   $655.35
   5       2013      69    $441.70 $538.68 $559.58 $603.67   $650.31   $699.61
   10      2018      74    $344.65 $538.68 $586.84 $696.03   $822.91   $969.96
   15      2023      79    $268.92 $538.68 $615.43 $802.52 $1,041.33 $1,344.79
   20      2028      84    $209.83 $538.68 $645.41 $925.30 $1,317.71 $1,864.46

THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE FUNDS SELECTED. THE AMOUNT OF THE ANNUITY PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FROM YEAR TO YEAR. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY ANNUITY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

                ANNUITY PAYMENT ILLUSTRATION WITH CANCELLATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
    Annuity Payment Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Fixed monthly Annuity Payment based on current rates, if 100% fixed for Annuity Payment Option selected: $633.92

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Annuity Payment Option.

Assumed Investment Return at which monthly variable payments remain constant:
3.5%

Monthly Annuity Payments will vary with investment performance, but will never be less than $316.96. The monthly guaranteed payment of $316.96 is being provided by the $50,000 applied under the fixed Annuity Payment Option.

                               MONTHLY PAYMENTS
                      WITH AN ASSUMED RATE OF RETURN OF:

                                                  GROSS
                            -------------------------------------------------
  PAYMENT CALENDAR ATTAINED   0.00%   5.01%   6.00%   8.00%  10.00%    12.00%
   YEAR     YEAR     YEAR                          NET
   ----     ----     ----   -------------------------------------------------
                             -1.51%   3.50%   4.49%   6.49%   8.49%    10.49%
    1       2009      65    $586.30 $586.30 $586.30 $586.30 $586.30   $586.30
    2       2010      66    $573.26 $586.30 $588.88 $594.08 $599.29   $604.49
    3       2011      67    $560.86 $586.30 $591.48 $602.09 $612.90   $623.91
    4       2012      68    $549.05 $586.30 $594.10 $610.32 $627.16   $644.64
    5       2013      69    $537.81 $586.30 $596.75 $618.79 $642.12   $666.76
    10      2018      74    $489.28 $586.30 $610.38 $664.97 $728.42   $801.94
    15      2023      79    $451.42 $586.30 $624.67 $718.22 $837.62   $989.35
    20      2028      84    $421.87 $586.30 $639.66 $779.61 $975.82 $1,249.19

THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE FUNDS SELECTED. THE AMOUNT OF THE ANNUITY PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FROM YEAR TO YEAR. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY ANNUITY PAYMENTS (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Notes: Annuity Payments are made during the Annuitant's lifetime. Benefits vary depending on the annuity payment option selected. The hypothetical performance above illustrates a life annuity with 10 years of payments guaranteed. If the Annuitant dies before payments have been made for the guaranteed period, payments will continue to be paid to the beneficiary for the remainder of the period. The cumulative amount of Annuity Payments received depends on how long the Annuitant lives after the guaranteed period.

The illustrated net assumed rates of return reflect the deduction of average Fund expenses and the maximum mortality and expense risk charge from the gross rates of return.

         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION........................................................ 3

     AIG Life.............................................................. 3

     Variable Account I.................................................... 3

SERVICES................................................................... 4

DISTRIBUTION OF THE CONTRACTS.............................................. 4

CONTRACT PROVISIONS........................................................ 5

     Variable Annuity Income Payments...................................... 5

     Annuity Unit Value.................................................... 5

     Net Investment Factor................................................. 6

     Misstatement of Age or Gender......................................... 6

     Evidence of Survival.................................................. 7

ADDITIONAL INFORMATION ABOUT THE CONTRACTS................................. 7

         Gender Neutral Policies........................................... 7

         Effect of Sales Charge............................................ 7

         Our General Account............................................... 7

MATERIAL CONFLICTS......................................................... 7

FINANCIAL STATEMENTS....................................................... 8

     Separate Account Financial Statements................................. 8

     AIG Life Financial Statements......................................... 8

     Incorporation of American International Group, Inc. Financial
       Statements.......................................................... 9

INDEX TO FINANCIAL STATEMENTS.............................................. 9

     Variable Account I Financial Statements............................... 9

     AIG Life Financial Statements......................................... 9

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

                                                                 Privacy Notice

--------------------------------------------------------------------------
American General Life Companies      .   We have physical, electronic,
knows that your privacy is               and procedural safeguards in
important. You have received this        place that were designed to
notice as required by law and            protect Nonpublic Personal
because you are now or may be a          Information.
customer of one of our companies.
This notice will advise you of the   .   We do not share Nonpublic
types of Nonpublic Personal              Personal Information about you
Information we collect, how we use       except as allowed by law.
it, and what we do to protect your
privacy.                             .   We may disclose all types of
                                         Nonpublic Personal Information
"Nonpublic Personal Information"         that we collect, including
refers to personally identifiable        information regarding your
information that is not available        transactions or experiences
to the public.                           with us, when needed, to:

"Employees, Representatives,            (i) Our Employees,
Agents, and Selected Third Parties"     Representatives, Agents, and
refers to individuals or entities       Selected Third Parties, as
who act on our behalf.                  permitted by law; or

..   Our Employees, Representatives,     (ii) other organizations with
    Agents, and Selected Third          which we have joint marketing
    Parties may collect Nonpublic       agreements as permitted by law.
    Personal Information about you,
    including information:           .   The types of companies and
                                         persons to whom we may
   .   Given to us on applications       disclose Nonpublic Personal
       or other forms;                   Information as permitted by
                                         law include: banks; attorneys;
   .   About transactions with us,       trustees; third-party
       our affiliates, or third          administrators; insurance
       parties;                          agents; insurance companies;
                                         insurance support
   .   From others, such as credit       organizations; credit
       reporting agencies,               reporting agencies; registered
       employers, and federal and        broker-dealers; auditors;
       state agencies.                   regulators; and reinsurers.

..   The types of Nonpublic Personal  .   We do not share your Nonpublic
    Information we collect depends       Personal Health Information
    on the products we offer to you      unless authorized by you or
    and may include your: name;          allowed by law.
    address; Social Security
    Number; account balances;        .   Our privacy policy applies, to
    income; assets; insurance            the extent required by law, to
    premiums; coverage and               our agents and representatives
    beneficiaries; credit reports;       when they are acting on behalf
    marital status; and payment          of American General Life
    history. We may also collect         Companies.
    Nonpublic Personal Health
    Information, such as medical     .   You will be notified if our
    reports, to underwrite               privacy policy changes.
    insurance policies, process
    claims, or for other related     .   Our privacy policy applies to
    functions.                           current and former customers.

..   We restrict access to Nonpublic  This Privacy Notice is provided
    Personal Information to those    for your information only. You do
    Employees, Representatives,      not need to call or take any
    Agents, or Selected Third        action.
    Parties who provide products or
    services to you and who have
    been trained to handle
    Nonpublic Personal Information
    as described in this Notice.

..   We have policies and procedures
    that direct our Employees,
    Representatives, Agents and
    Selected Third Parties acting
    for us, on how to protect and
    use Nonpublic Personal
    Information.

--------------------------------------------------------------------------

This Privacy Notice is provided on   California, New Mexico and Vermont
behalf of the following companies:   Residents Only:
AGC Life Insurance Company, AIG
Life Insurance Company, AIG Life of  Following the law of your state,
Bermuda, Ltd., AIG Premier           we will not disclose nonpublic
Insurance Company, AIG Worldwide     personal financial information
Life Insurance of Bermuda, Ltd,      about you to nonaffiliated third
American General Assurance Company,  parties (other than as permitted
American General Equity Services     by law) unless you authorize us to
Corporation, American General        make that disclosure. Your
Indemnity Company, American General  authorization must be in writing.
Life and Accident Insurance          If you wish to authorize us to
Company, American General Life       disclose your nonpublic personal
Insurance Company, American General  financial information to
Property Insurance Company of        nonaffiliated third parties, you
Florida, American General Property   may write to us at: American
Insurance Company, American          General Life Companies Service
International Life Assurance         Center, P.O. Box 4373, Houston,
Company of New York, Delaware        Texas 77210-4373.
American Life Insurance Company,
Pacific Union Assurance Company,     (C) 2009. All rights reserved.
The United States Life Insurance
Company in the City of New York.

                                                           AGLC0375-STF Rev0209

For additional information about the Immediate Variable
Annuity Contracts and the variable account, you may request a copy of the Statement of Additional Information (the
"SAI"), dated May 1, 2009. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Contract or Fund prospectuses if you write us at our Administrative Center, which is located at 600 King Street
(DPEN), Wilmington, Delaware 19801, Attention: Annuity
Administration Department, or call us at 1-877-299-1724.
You may also obtain the SAI from an insurance representative through which the Contracts may be purchased. Additional information about the Immediate
Variable Annuity Contracts, including personalized illustrations of death benefits is available without charge to individuals considering purchasing a Contract, upon request to the same address or phone number printed above.

Information about the variable account, including the SAI, can also be reviewed and copied at the SEC's Office of Investor Education and Advocacy in Washington, D.C.
Inquiries on the operations of the Office of Investor
Education and Advocacy may be made by calling the SEC at 1-202-942-8090. Reports and other information about the variable account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Office of Investor Education and Advocacy of the SEC, 100 F
Street N.E., Washington, D.C. 20549.

Contracts issued by:
AIG Life Insurance Company
One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801

Immediate Variable Annuity
Contract Form Number 16IVIA0403

Distributed by American General Equity Services Corporation
Member FINRA

The underwriting risks, financial obligations and support
functions associated with the products issued by AIG Life
Insurance Company ("AIG Life") are its responsibility.
AIG Life is responsible for its own financial condition and
contractual obligations. AIG Life does not solicit business          [LOGO OF IMSA]
in the state of New York. The Contracts are not available         INSURANCE MARKETPLACE
in all states.                                                    STANDARDS ASSOCIATION

                                                             Membership in IMSA applies only
                                                              to AIG Life Insurance Company
                                                                and not to its products.

(C) 2009. All rights reserved.                                   ICA File No. 811-05301

                          AIG LIFE INSURANCE COMPANY
                              VARIABLE ACCOUNT I

                      IMMEDIATE VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                          AIG LIFE INSURANCE COMPANY

                       ANNUITY ADMINISTRATION DEPARTMENT

                            600 KING STREET (DPEN)
                             WILMINGTON, DE 19801

                           TELEPHONE: 1-877-299-1724

                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 1, 2009


   This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for AIG Life Insurance Company Variable Account I (the "Separate Account" or "Variable Account I") dated May 1, 2009, describing the immediate variable annuity contract for individuals (the "Contract" or "Contracts"). The prospectus sets forth information that a prospective investor should know before investing. For a copy of the prospectus, and any prospectus supplements, contact AIG Life Insurance Company ("AIG Life") at the address or telephone number given above. Each term used in this SAI that is defined in the related prospectus has the same meaning as the prospectus' definition.

                               TABLE OF CONTENTS


GENERAL INFORMATION........................................................ 3

     AIG Life.............................................................. 3
     Variable Account I.................................................... 3

SERVICES................................................................... 4

DISTRIBUTION OF THE CONTRACTS.............................................. 4

CONTRACT PROVISIONS........................................................ 5

     Variable Annuity Payments............................................. 5
     Annuity Unit Value.................................................... 5
     Net Investment Factor................................................. 6
     Misstatement of Age or Gender......................................... 6
     Evidence of Survival.................................................. 7

ADDITIONAL INFORMATION ABOUT THE CONTRACTS................................. 7

          Gender Neutral Policies.......................................... 7
          Effect of Sales Charge........................................... 7
          Our General Account.............................................. 7

MATERIAL CONFLICTS......................................................... 7

FINANCIAL STATEMENTS....................................................... 8

     Separate Account Financial Statements................................. 8
     AIG Life Financial Statements......................................... 8
     Incorporation of American International Group, Inc. Financial
       Information......................................................... 9

INDEX TO FINANCIAL STATEMENTS.............................................. 9

     Variable Account I Financial Statements............................... 9
     AIG Life Financial Statements......................................... 9

                              GENERAL INFORMATION

AIG LIFE

   We are AIG Life Insurance Company ("AIG Life"). AIG Life is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. AIG Life is an indirect, wholly-owned subsidiary of American International Group, Inc. American International Group, Inc., a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and asset management in the United States and internationally. American General Life Companies is the marketing name for the insurance companies and affiliates comprising the domestic life operations of American International Group, Inc., including AIG Life.

   On March 4, 2009, American International Group, Inc. issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of American International Group, Inc.'s Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to American International Group, Inc. by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between American International Group, Inc. and the FRBNY. The Stock has preferential liquidation rights over American International Group, Inc. common stock, and, to the extent permitted by law, votes with American International Group, Inc.'s common stock on all matters submitted to American International Group, Inc.'s shareholders. The Trust has approximately 79.9% of the aggregate voting power of American International Group, Inc.'s common stock and is entitled to approximately 79.9% of all dividends paid on American International Group, Inc.'s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

   AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

VARIABLE ACCOUNT I

   We hold the Fund shares in the subaccounts of Variable Account I in which any of your single premium payment is invested. Variable Account I is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on June 5, 1986.

   For record keeping and financial reporting purposes, Variable Account I is divided into 107 separate subaccounts, 30 of which are available under the Contracts offered by the prospectuses as variable investment options. All of these 30 subaccounts, and the remaining 77 subaccounts, are offered under other AIG Life contracts. We hold the Fund shares in which we invest your single premium payment for an investment option in the subaccount that corresponds to that investment option.

   The assets in Variable Account I are our property. The assets in the Separate Account may not be used to pay any liabilities of AIG Life other than those arising from the Contracts. AIG Life is obligated to pay all amounts under the Contracts due the Contract Owners. We act as custodian for the Separate Account's assets.

                                   SERVICES

   AIG Life and American International Group, Inc. are parties to a service and expense agreement. Under the service and expense agreement, American International Group, Inc. provides services to AIG Life and certain other life insurance companies under the American International Group, Inc. holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2008, 2007 and 2006, AIG Life paid American International Group, Inc. for these services $1,103,919, $609,011 and $766,851, respectively.

   In 2003, American General Life Companies, LLC ("AGLC") started paying for almost all of AIG Life's expenses and allocating these charges back to AIG Life. Previously, most of these expenses, such as payroll expenses, were paid by AIG Life directly. AIG Life, AGLC and American International Group, Inc. are parties to a services agreement. AIG Life and AGLC are both wholly-owned subsidiaries of American International Group, Inc. and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AIG Life and certain other life insurance companies under the American International Group, Inc. holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2008, 2007 and 2006, AIG Life paid AGLC for these services $46,017,927, 44,931,348 and $40,362,369, respectively.

   We have not designed the Contracts for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                         DISTRIBUTION OF THE CONTRACTS

   American General Equity Services Corporation ("AGESC"), 2727-A Allen Parkway, 2-G7, Houston, Texas 77019, a Delaware corporation and an affiliate of AIG Life, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AIG Life. AGESC also acts as principal underwriter for AIG Life's other separate accounts and for the separate accounts of certain AIG Life affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the Financial Industry Regulatory Authority ("FINRA"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

   The Contracts are offered on a continuous basis.

   Under certain circumstances, the Contracts will be offered directly to participants and AIG Life may not pay any commission to entities that sell the Contracts. In such cases, payments may be made for services not directly related to the sale of the Contracts. Such services include establishment of administrative arrangements, recruitment and training of personnel, distribution and production of promotional literature, and similar services.

   Under other circumstances, the Contracts will be offered through individuals who will be licensed by State insurance authorities as agents of AIG Life. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with AIG Life, or (2) other broker-dealer firms, which are not affiliated with AIG Life. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

   When AIG Life compensates broker-dealers that sell the Contracts, it pays according to one or more compensation schedules. Commissions are generally expected to be no greater than 6% of Premium Payments that Contract Owners make.

   AIG Life has also agreed to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described in the prospectus.

                              CONTRACT PROVISIONS

VARIABLE ANNUITY PAYMENTS

   A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. When you pay your single premium, we calculate the number of Annuity Units associated with each Variable Annuity Payment determined by our currently used rate factor and the Annuity Unit values.

ANNUITY UNIT VALUE

   The value of an Annuity Unit for each subaccount was arbitrarily set initially at $100 for the Contracts. This was done when the first underlying Fund shares were purchased for the Contracts. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

   (a) is the net investment factor (described below) for the Valuation Period for which the Annuity Unit value is being determined; and

   (b)    is the Assumed Investment Return for such Valuation Period.

   The Assumed Investment Return adjusts for the rate of return assumed in determining the first Variable Annuity Payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

NET INVESTMENT FACTOR

   The net investment factor is used to determine how investment results of a Fund and Contract fees and charges affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by
(b) and subtracting (c) from the result, where:

    (a)is equal to:

          (i) the net asset value per share of the underlying Fund held in the subaccount determined at the end of that Valuation Period, plus

          (ii) the per share amount of any dividend or capital gain distribution made by the underlying Fund held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

          (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

    (b)is equal to:

          (i) the net asset value per share of the underlying Fund held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

          (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

    (c)is equal to the mortality and expense risk charge rate for the Valuation Period.

   The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

MISSTATEMENT OF AGE OR GENDER

   We will require proof of the age and gender of the Annuitant before making any Annuity Payment provided for by the Contract. If the age or gender of the Annuitant has been misstated, we will compute the amount payable based on the correct age and gender. If Annuity Payments have begun, any underpayment that may have been made will be paid in full with the next Annuity Payments, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future Annuity Payments until we are repaid in full.

EVIDENCE OF SURVIVAL

   If a Contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

                  ADDITIONAL INFORMATION ABOUT THE CONTRACTS

   Gender Neutral Policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer Contracts for sale in situations which, under current law, require gender-neutral premiums or benefits. However, we reserve the right to offer the Contracts on both a gender-neutral and a sex-distinct basis subject to state and other regulatory approval.

   Effect of Sales Charge. The Contracts are not currently sold with a sales charge. However, AIG Life reserves the right to assess a sales charge in the future, up to a maximum sales charge of 4% of your Premium Payment. Because this is a charge assessed against the Contract Owner's Premium Payment, Contracts sold with a sales charge may provide lower Annuity Payments than Contracts sold without a sales charge.

   Our General Account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Contract's Fixed Account. Unlike the Separate Account, the assets in the general account may be used to pay any liabilities of AIG Life in addition to those arising from the Contracts. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC have not reviewed the disclosures that are included in the prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                              MATERIAL CONFLICTS

   We are required to track events to identify any material conflicts from using underlying Funds for both variable universal life and variable annuity separate accounts. The boards of the Funds, AIG Life, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

   .   state insurance law or federal income tax law changes;

   .   investment management of an underlying Fund changes; or

   . voting instructions given by owners of variable universal life insurance policies and variable annuity contracts differ.

   The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

   If there is a material conflict, we have the duty to determine appropriate action, including removing the underlying Funds involved from investment by our variable investment options. We may take other action to protect Contract Owners. This could mean delays or interruptions of the variable operations.

   When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an underlying Fund's adviser or its investment in the Contracts. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to Contract Owners.

                             FINANCIAL STATEMENTS

   PricewaterhouseCoopers LLP ("PwC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for the Separate Account and AIG Life. American International Group, Inc. uses PwC as its corporate-wide auditing firm.

SEPARATE ACCOUNT FINANCIAL STATEMENTS

   The statement of net assets as of December 31, 2008 and the related statement of operations for the period then ended and the statement of changes in net assets for each of the two years in the period ended December 31, 2008 of the Separate Account, included in this Statement of Additional Information, have been so included in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AIG LIFE FINANCIAL STATEMENTS

   The balance sheets of AIG Life at December 31, 2008 and 2007 (restated) and the related statements of income (loss), shareholders' equity, cash flows and comprehensive income (loss) for each of the three years in the period ended December 31, 2008, included in this Statement of Additional Information, have been so included in reliance on the report (which contains an explanatory paragraph relating to AIG Life's restatement of its financial statements as described in Note 18 to the financial statements) of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

INCORPORATION OF AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION

   We incorporate by reference into this SAI the consolidated financial statements (including notes and financial statement schedules thereto and management's assessment of the effectiveness of internal controls over financial reporting) included in American International Group, Inc.'s Annual Report on Form 10-K, filed on March 2, 2009, and Amended Annual Reports on Form 10-K/A, filed on March 13, 2009 and April 30, 2009, respectively, for the fiscal year ended December 31, 2008. These consolidated financial statements have been so incorporated in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

   American International Group, Inc. does not underwrite any insurance contract referenced herein.

                         INDEX TO FINANCIAL STATEMENTS

   You should consider the financial statements of AIG Life that we include in this SAI as bearing on the ability of AIG Life to meet its obligations under the Contracts.

I.     Variable Account I Financial Statements

Report of Independent Registered Public Accounting Firm
Statement of Net Assets as of December 31, 2008
Statement of Operations for the period ended December 31, 2008
Statement of Changes in Net Assets for the years ended December 31, 2008 and 2007, except as indicated
Notes to Financial Statements

II.    AIG Life Financial Statements

Report of Independent Registered Public Accounting Firm
Balance Sheets as of December 31, 2008 and 2007 (restated)
Statement of Income (Loss) for the years ended December 31, 2008, 2007 (restated) and 2006 (restated)
Statement of Shareholder's Equity for the years ended December 31, 2008, 2007 (restated) and 2006 (restated)
Statement of Cash Flows for the years ended December 31, 2008, 2007 (restated) and 2006 (restated)
Statement of Comprehensive Income (Loss) for the years ended December 31, 2008, 2007 (restated) and 2006 (restated)
Notes to Financial Statements

[LOGO] American General Life Companies

                                                             Variable Account I
                                                               Variable Annuity

                                                                           2008

                                                                  Annual Report

                                                              December 31, 2008

                                                     AIG Life Insurance Company

[LOGO] PRICEWATERHOUSECOOPERS LLP

                                                    PRICEWATERHOUSECOOPERS LLP
                                                    1201 LOUISIANA
                                                    SUITE 2900
                                                    HOUSTON TX 77002-5678
                                                    TELEPHONE (713) 356 4000
                                                    FACSIMILE (713) 356 4717

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG Life Insurance Company and
Contract Owners of AIG Life Insurance Company Variable Account I:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-accounts listed in Note A of AIG Life Insurance Company Variable Account I (the "Separate Account") at December 31, 2008, the results of each of their operations for the period then ended and the changes in each of their net assets for each of the two periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2008 by correspondence with the investment companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

April 29, 2009

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF NET ASSETS
DECEMBER 31, 2008

                                                         Due from (to)              Contract   Contract     NET ASSETS
                                           Investment      AIG Life                 owners -   owners -   ATTRIBUTABLE TO
                                         securities - at   Insurance                annuity  accumulation CONTRACT OWNER
Sub-accounts                               fair value       Company     NET ASSETS  reserves   reserves      RESERVES
---------------------------------------- --------------- ------------- ------------ -------- ------------ ---------------
AIM V.I. Capital Appreciation Fund -
  Series I                                $    228,170      $    --    $    228,170 $    976 $    227,194  $    228,170
AIM V.I. International Growth Fund -
  Series I                                     245,936           (1)        245,935    8,268      237,667       245,935
AllianceBernstein Americas
  Government Income Portfolio -
  Class A                                           --           --              --       --           --            --
AllianceBernstein Balanced Shares
  Portfolio - Class A                               --           --              --       --           --            --
AllianceBernstein Balanced Wealth
  Strategy Portfolio - Class A              61,684,625           --      61,684,625   46,537   61,638,088    61,684,625
AllianceBernstein Global Bond
  Portfolio - Class A                               --           --              --       --           --            --
AllianceBernstein Global Dollar
  Government Portfolio - Class A                    --           --              --       --           --            --
AllianceBernstein Global Technology
  Portfolio - Class A                       16,852,684           --      16,852,684   46,451   16,806,233    16,852,684
AllianceBernstein Global Technology
  Portfolio - Class B                        7,477,090           (1)      7,477,089    6,261    7,470,828     7,477,089
AllianceBernstein Growth and Income
  Portfolio - Class A                       60,526,851           --      60,526,851  173,521   60,353,330    60,526,851
AllianceBernstein Growth and Income
  Portfolio - Class B                       65,823,393           --      65,823,393  103,049   65,720,344    65,823,393
AllianceBernstein Growth Portfolio -
  Class A                                   22,607,229           --      22,607,229   17,168   22,590,061    22,607,229
AllianceBernstein Growth Portfolio -
  Class B                                   16,905,929           --      16,905,929      396   16,905,533    16,905,929
AllianceBernstein High Yield Portfolio
  - Class A                                         --           --              --       --           --            --
AllianceBernstein Intermediate Bond
  Portfolio - Class A                      108,861,653           (1)    108,861,652  156,964  108,704,688   108,861,652
AllianceBernstein Intermediate Bond
  Portfolio - Class B                        1,231,792           (1)      1,231,791       --    1,231,791     1,231,791
AllianceBernstein International
  Growth Portfolio - Class A                39,723,681           (1)     39,723,680   80,993   39,642,687    39,723,680
AllianceBernstein International
  Research Growth Portfolio - Class A               --           --              --       --           --            --
AllianceBernstein International Value
  Portfolio - Class A                       18,024,201           --      18,024,201    3,731   18,020,470    18,024,201
AllianceBernstein Large Cap Growth
  Portfolio - Class A                       42,106,763           --      42,106,763  175,460   41,931,303    42,106,763
AllianceBernstein Large Cap Growth
  Portfolio - Class B                       27,978,873           --      27,978,873   63,883   27,914,990    27,978,873
AllianceBernstein Money Market
  Portfolio - Class A                       18,189,472       15,927      18,205,399      570   18,204,829    18,205,399
AllianceBernstein Money Market
  Portfolio - Class B                       21,794,274       15,094      21,809,368   17,659   21,791,709    21,809,368
AllianceBernstein Real Estate
  Investment Portfolio - Class A            13,206,507            1      13,206,508   99,052   13,107,456    13,206,508
AllianceBernstein Small Cap Growth
  Portfolio - Class A                       14,824,535            1      14,824,536   35,537   14,788,999    14,824,536
AllianceBernstein Small/Mid Cap
  Value Portfolio - Class A                 21,397,490            1      21,397,491   81,724   21,315,767    21,397,491
AllianceBernstein U.S. Large Cap
  Blended Style Portfolio - Class B          1,409,199           --       1,409,199   13,583    1,395,616     1,409,199
AllianceBernstein Utility Income
  Portfolio - Class A                       22,204,447           --      22,204,447    6,428   22,198,019    22,204,447
AllianceBernstein Value Portfolio -
  Class B                                   23,928,763           --      23,928,763  130,531   23,798,232    23,928,763
BlackRock Basic Value V.I. Fund -
  Class I                                    2,753,201           --       2,753,201    2,664    2,750,537     2,753,201
BlackRock Global Allocation V.I.
  Fund - Class I                             1,333,489           --       1,333,489       --    1,333,489     1,333,489
BlackRock Global Growth V.I. Fund -
  Class I                                      317,203           --         317,203       --      317,203       317,203
BlackRock High Income V.I. Fund -
  Class I                                      202,381        2,051         204,432       --      204,432       204,432
BlackRock International Value V.I.
  Fund - Class I                             1,022,210           --       1,022,210       --    1,022,210     1,022,210
BlackRock Large Cap Core V.I. Fund -
  Class I                                    1,120,010           --       1,120,010    2,584    1,117,426     1,120,010
BlackRock Large Cap Growth V.I.
  Fund - Class I                               424,282           (1)        424,281       --      424,281       424,281
BlackRock Money Market V.I. Fund -
  Class I                                      238,355           (1)        238,354       --      238,354       238,354
BlackRock Total Return V.I. Fund -
  Class I                                      167,920        1,005         168,925       --      168,925       168,925
BlackRock Utilities and
  Telecommunications V.I. Fund -
  Class I                                      322,931           --         322,931       --      322,931       322,931
BlackRock Value Opportunities V.I.
  Fund - Class I                               845,990           --         845,990       --      845,990       845,990
Delaware VIP Balanced Series -
  Standard Class                               332,724           (1)        332,723       --      332,723       332,723
Delaware VIP Capital Reserves Series
  - Standard Class                             157,461          112         157,573       --      157,573       157,573
Delaware VIP Cash Reserve Series -
  Standard Class                                78,843           16          78,859       --       78,859        78,859
Delaware VIP Growth Opportunities
  Series - Standard Class                      391,025           --         391,025       --      391,025       391,025
Delaware VIP High Yield Series -
  Standard Class                               289,663           --         289,663       --      289,663       289,663
Delaware VIP Value Series - Standard
  Class                                      2,002,368           --       2,002,368    7,137    1,995,231     2,002,368
Dreyfus Stock Index Fund, Inc. -
  Initial Shares                             1,905,426           --       1,905,426   15,142    1,890,284     1,905,426
Dreyfus VIF Small Company Stock
  Portfolio - Initial Shares                        --           --              --       --           --            --
Fidelity VIP Asset Manager Portfolio -
  Initial Class                              1,499,698           --       1,499,698   11,478    1,488,220     1,499,698
Fidelity VIP Contrafund Portfolio -
  Initial Class                                749,411           --         749,411   16,004      733,407       749,411
Fidelity VIP Growth Portfolio - Initial
  Class                                        986,025           --         986,025   11,900      974,125       986,025
Fidelity VIP High Income Portfolio -
  Initial Class                                317,810           --         317,810       --      317,810       317,810

                            See accompanying notes.

                                   VA I - 2

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF NET ASSETS - CONTINUED
DECEMBER 31, 2008

                                                           Due from (to)             Contract    Contract     NET ASSETS
                                             Investment      AIG Life                owners -    owners -   ATTRIBUTABLE TO
                                           securities - at   Insurance               annuity   accumulation CONTRACT OWNER
Sub-accounts                                 fair value       Company    NET ASSETS  reserves    reserves      RESERVES
------------------------------------------ --------------- ------------- ---------- ---------- ------------ ---------------
Fidelity VIP Investment Grade Bond
  Portfolio - Initial Class                  $1,172,370         $--      $1,172,370 $   41,615  $1,130,755    $1,172,370
Fidelity VIP Money Market Portfolio -
  Initial Class                               1,830,301          --       1,830,301     29,722   1,800,579     1,830,301
Fidelity VIP Overseas Portfolio - Initial
  Class                                          91,837          --          91,837         --      91,837        91,837
UBS U.S. Allocation Portfolio                 5,831,271          --       5,831,271         --   5,831,271     5,831,271
Van Eck Worldwide Emerging Markets
  Fund - Initial Class                          139,471          --         139,471         --     139,471       139,471
Van Eck Worldwide Hard Assets Fund -
  Initial Class                                 168,887          (1)        168,886      7,157     161,729       168,886
Vanguard 500 Index Fund                          15,959          --          15,959     15,959          --        15,959
Vanguard Dividend Growth Fund                   120,647          --         120,647    120,647          --       120,647
Vanguard GNMA Fund                              253,915          --         253,915    253,915          --       253,915
Vanguard Health Care Fund                        41,153          --          41,153     41,153          --        41,153
Vanguard Inflation-Protected Securities
  Fund                                          297,091          --         297,091    297,091          --       297,091
Vanguard International Growth Fund                7,091          (1)          7,090      7,090          --         7,090
Vanguard LifeStrategy Conservative
  Growth Fund                                   191,341          --         191,341    191,341          --       191,341
Vanguard LifeStrategy Growth Fund               347,947          (1)        347,946    347,946          --       347,946
Vanguard LifeStrategy Income Fund               399,832          --         399,832    399,832          --       399,832
Vanguard LifeStrategy Moderate Growth
  Fund                                          401,572          --         401,572    401,572          --       401,572
Vanguard Prime Money Market Fund                  3,966          --           3,966      3,966          --         3,966
Vanguard PRIMECAP Fund                            1,942          --           1,942      1,942          --         1,942
Vanguard Small-Cap Growth Index Fund             10,627          --          10,627     10,627          --        10,627
Vanguard Small-Cap Value Index Fund              15,148          (1)         15,147     15,147          --        15,147
Vanguard Total Bond Market Index Fund           128,746          --         128,746    128,746          --       128,746
Vanguard Total International Stock Index
  Fund                                          146,388          --         146,388    146,388          --       146,388
Vanguard U.S. Growth Fund                         2,574          --           2,574      2,574          --         2,574
Vanguard VIF Balanced Portfolio               4,390,675          --       4,390,675  4,390,675          --     4,390,675
Vanguard VIF Capital Growth Portfolio           380,370          --         380,370    380,370          --       380,370
Vanguard VIF Diversified Value Portfolio        470,130          --         470,130    470,130          --       470,130
Vanguard VIF Equity Income Portfolio            402,323          --         402,323    402,323          --       402,323
Vanguard VIF Equity Index Portfolio             336,117          --         336,117    336,117          --       336,117
Vanguard VIF Growth Portfolio                    66,342          --          66,342     66,342          --        66,342
Vanguard VIF High Yield Bond Portfolio          196,308          (1)        196,307    196,307          --       196,307
Vanguard VIF International Portfolio          1,108,521          --       1,108,521  1,108,521          --     1,108,521
Vanguard VIF Mid-Cap Index Portfolio            257,625          --         257,625    257,625          --       257,625
Vanguard VIF Money Market Portfolio             759,870          --         759,870    759,870          --       759,870
Vanguard VIF REIT Index Portfolio               240,254          --         240,254    240,254          --       240,254
Vanguard VIF Short-Term Investment-
  Grade Portfolio                               266,514          --         266,514    266,514          --       266,514
Vanguard VIF Small Company Growth
  Portfolio                                     128,491          --         128,491    128,491          --       128,491
Vanguard VIF Total Bond Market Index
  Portfolio                                     917,433          (1)        917,432    917,432          --       917,432
Vanguard VIF Total Stock Market Index
  Portfolio                                   1,863,979          --       1,863,979  1,863,979          --     1,863,979
Vanguard Wellington Fund                          2,074          (1)          2,073      2,073          --         2,073
Vanguard Windsor Fund                             1,458          (1)          1,457      1,457          --         1,457

                            See accompanying notes.

                                   VA I - 3

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

                               A            B           A+B=C           D              E             F           C+D+E+F
                                      Mortality and                                            Net change in     INCREASE
                           Dividends   expense risk      NET           Net       Capital gain    unrealized   (DECREASE) IN
                             from          and        INVESTMENT     realized    distributions  appreciation    NET ASSETS
                            mutual    administrative    INCOME    gain (loss) on  from mutual  (depreciation) RESULTING FROM
Sub-accounts                 funds       charges        (LOSS)     investments       funds     of investments   OPERATIONS
-------------------------- ---------- -------------- -----------  -------------- ------------- -------------- --------------
AIM V.I. Capital
  Appreciation Fund -
  Series I                 $       --  $    (5,660)  $    (5,660)  $    (69,074)  $        --   $   (140,143)  $   (214,877)
AIM V.I. International
  Growth Fund - Series
  I                             1,903       (6,291)       (4,388)       142,334         4,603       (378,707)      (236,158)
AllianceBernstein
  Americas
  Government Income
  Portfolio - Class A       1,403,995     (134,379)    1,269,616     (1,465,073)      512,458        (64,692)       252,309
AllianceBernstein
  Balanced Shares
  Portfolio - Class A       5,207,982   (1,046,069)    4,161,913    (17,122,598)   10,289,581    (15,667,734)   (18,338,838)
AllianceBernstein
  Balanced Wealth
  Strategy Portfolio -
  Class A                          --     (236,378)     (236,378)    (1,536,367)           --    (13,037,351)   (14,810,096)
AllianceBernstein
  Global Bond
  Portfolio - Class A       2,051,552      (81,541)    1,970,011       (929,470)           --       (257,785)       782,756
AllianceBernstein
  Global Dollar
  Government Portfolio
  - Class A                 1,268,360      (76,010)    1,192,350     (1,984,713)      384,607        409,557          1,801
AllianceBernstein
  Global Technology
  Portfolio - Class A              --     (398,271)     (398,271)    (7,058,091)           --    (10,238,976)   (17,695,338)
AllianceBernstein
  Global Technology
  Portfolio - Class B              --     (195,072)     (195,072)     1,727,606            --     (9,948,463)    (8,415,929)
AllianceBernstein
  Growth and Income
  Portfolio - Class A       2,091,414   (1,355,539)      735,875     (5,455,269)   17,805,155    (63,578,400)   (50,492,639)
AllianceBernstein
  Growth and Income
  Portfolio - Class B       2,035,037   (1,552,525)      482,512     (7,161,278)   20,997,379    (71,937,919)   (57,619,306)
AllianceBernstein
  Growth Portfolio -
  Class A                          --     (512,283)     (512,283)    (4,492,852)           --    (15,000,916)   (20,006,051)
AllianceBernstein
  Growth Portfolio -
  Class B                          --     (398,108)     (398,108)     1,525,208            --    (16,555,835)   (15,428,735)
AllianceBernstein High
  Yield Portfolio -
  Class A                   2,123,469      (91,797)    2,031,672     (3,662,415)           --      1,430,508       (200,235)
AllianceBernstein
  Intermediate Bond
  Portfolio - Class A       2,716,090   (1,453,901)    1,262,189     (4,961,563)           --     (5,988,614)    (9,687,988)
AllianceBernstein
  Intermediate Bond
  Portfolio - Class B          77,580      (20,962)       56,618        (51,607)           --       (123,713)      (118,702)
AllianceBernstein
  International Growth
  Portfolio - Class A              --   (1,037,588)   (1,037,588)    (6,496,913)    1,532,951    (38,907,175)   (44,908,725)
AllianceBernstein
  International
  Research Growth
  Portfolio - Class A              --           --            --             --            --             --             --
AllianceBernstein
  International Value
  Portfolio - Class A         436,064     (505,451)      (69,387)     2,264,952     2,405,078    (29,159,544)   (24,558,901)
AllianceBernstein Large
  Cap Growth Portfolio
  - Class A                        --     (926,233)     (926,233)    (6,435,260)           --    (25,424,172)   (32,785,665)
AllianceBernstein Large
  Cap Growth Portfolio
  - Class B                        --     (629,034)     (629,034)       (73,874)           --    (21,432,060)   (22,134,968)
AllianceBernstein
  Money Market
  Portfolio - Class A         293,144     (221,937)       71,207             --            --             --         71,207
AllianceBernstein
  Money Market
  Portfolio - Class B         266,900     (240,369)       26,531             --            --             --         26,531
AllianceBernstein Real
  Estate Investment
  Portfolio - Class A         425,254     (327,757)       97,497     (6,006,927)    6,476,193     (9,205,362)    (8,638,599)
AllianceBernstein Small
  Cap Growth Portfolio
  - Class A                        --     (339,987)     (339,987)     1,564,059            --    (15,388,603)   (14,164,531)
AllianceBernstein
  Small/Mid Cap Value
  Portfolio - Class A         267,111     (489,819)     (222,708)     2,032,128     3,797,312    (19,587,113)   (13,980,381)
AllianceBernstein U.S.
  Large Cap Blended
  Style Portfolio - Class
  B                            10,431      (33,516)      (23,085)      (274,054)      244,328     (1,173,786)    (1,226,597)
AllianceBernstein
  Utility Income
  Portfolio - Class A       1,116,360     (519,143)      597,217      4,266,898     4,557,957    (25,803,271)   (16,381,199)
AllianceBernstein Value
  Portfolio - Class B         947,516     (582,151)      365,365      2,695,171     2,415,775    (26,378,482)   (20,902,171)
BlackRock Basic Value
  V.I. Fund - Class I          87,235      (56,107)       31,128       (110,266)       40,848     (1,730,183)    (1,768,473)
BlackRock Global
  Allocation V.I. Fund -
  Class I                      33,771      (25,023)        8,748        100,897         6,038       (499,813)      (384,130)
BlackRock Global
  Growth V.I. Fund -
  Class I                       1,738       (7,263)       (5,525)        (7,136)           --       (298,324)      (310,985)
BlackRock High Income
  V.I. Fund - Class I          25,242       (3,965)       21,277         (9,503)           --        (99,845)       (88,071)
BlackRock International
  Value V.I. Fund -
  Class I                      48,439      (21,270)       27,169         36,936        94,064       (995,048)      (836,879)
BlackRock Large Cap
  Core V.I. Fund -
  Class I                      18,763      (21,724)       (2,961)       (22,372)       32,270       (764,193)      (757,256)
BlackRock Large Cap
  Growth V.I. Fund -
  Class I                       2,634       (9,064)       (6,430)        54,952            --       (380,909)      (332,387)
BlackRock Money
  Market V.I. Fund -
  Class I                       6,913       (3,838)        3,075             --            --             --          3,075
BlackRock Total Return
  V.I. Fund - Class I          11,355       (3,135)        8,220         (3,918)          397        (33,927)       (29,228)
BlackRock Utilities and
  Telecommunications
  V.I. Fund - Class I          10,107       (6,147)        3,960         49,854        18,539       (252,337)      (179,984)
BlackRock Value
  Opportunities V.I.
  Fund - Class I                8,798      (18,117)       (9,319)      (120,930)       36,943       (510,835)      (604,141)
Delaware VIP Balanced
  Series - Standard
  Class                        22,331       (6,541)       15,790        (72,475)           --        (92,673)      (149,358)
Delaware VIP Capital
  Reserves Series -
  Standard Class                7,488       (1,998)        5,490            (69)           --         (7,869)        (2,448)
Delaware VIP Cash
  Reserve Series -
  Standard Class                4,483       (2,469)        2,014             --            --             --          2,014
Delaware VIP Growth
  Opportunities Series -
  Standard Class                   --      (10,204)      (10,204)      (200,921)       98,875       (300,670)      (412,920)
Delaware VIP High
  Yield Series -
  Standard Class               36,566       (5,530)       31,036        (74,226)           --        (79,300)      (122,490)
Delaware VIP Value
  Series - Standard
  Class                        84,998      (34,974)       50,024         (4,570)      244,036     (1,418,489)    (1,128,999)
Dreyfus Stock Index
  Fund, Inc. - Initial
  Shares                       60,132      (41,511)       18,621        (41,286)           --     (1,311,118)    (1,333,783)
Dreyfus VIF Small
  Company Stock
  Portfolio - Initial
  Shares                           --           --            --             --            --             --             --
Fidelity VIP Asset
  Manager Portfolio -
  Initial Class                51,964      (33,426)       18,538        130,004       298,436     (1,124,648)      (677,670)
Fidelity VIP Contrafund
  Portfolio - Initial
  Class                        10,934      (18,181)       (7,247)        39,669        42,239       (780,321)      (705,660)

                            See accompanying notes.

                                   VA I - 4

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF OPERATIONS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2008

                                   A           B          A+B=C          D              E             F           C+D+E+F
                                         Mortality and                                          Net change in     INCREASE
                               Dividends  expense risk     NET          Net       Capital gain    unrealized   (DECREASE) IN
                                 from         and       INVESTMENT    realized    distributions  appreciation    NET ASSETS
                                mutual   administrative   INCOME   gain (loss) on  from mutual  (depreciation) RESULTING FROM
Sub-accounts                     funds      charges       (LOSS)    investments       funds     of investments   OPERATIONS
------------------------------ --------- -------------- ---------- -------------- ------------- -------------- --------------
Fidelity VIP Growth Portfolio
  - Initial Class              $ 12,625    $ (26,472)    $(13,847)   $  81,630      $     --     $(1,177,393)   $(1,109,610)
Fidelity VIP High Income
  Portfolio - Initial Class      35,799       (6,290)      29,509      (14,292)           --        (131,420)      (116,203)
Fidelity VIP Investment Grade
  Bond Portfolio - Initial
  Class                          71,045      (20,912)      50,133      (30,989)        1,380         (96,758)       (76,234)
Fidelity VIP Money Market
  Portfolio - Initial Class      53,567      (24,669)      28,898           --            --              --         28,898
Fidelity VIP Overseas
  Portfolio - Initial Class       3,549       (1,976)       1,573       13,711        18,718        (111,677)       (77,675)
UBS U.S. Allocation Portfolio   280,713     (123,355)     157,358     (414,006)           --      (3,295,133)    (3,551,781)
Van Eck Worldwide Emerging
  Markets Fund - Initial Class       --       (5,131)      (5,131)    (126,158)      226,187        (412,411)      (317,513)
Van Eck Worldwide Hard Assets
  Fund - Initial Class            1,666       (5,615)      (3,949)      43,408        91,217        (302,736)      (172,060)
Vanguard 500 Index Fund             494         (170)         324          248            --         (10,569)        (9,997)
Vanguard Dividend Growth Fund     2,063         (465)       1,598          432            --         (37,924)       (35,894)
Vanguard GNMA Fund                4,155         (525)       3,630          129            --           8,823         12,582
Vanguard Health Care Fund           719         (255)         464          (46)        3,596         (14,428)       (10,414)
Vanguard Inflation-Protected
  Securities Fund                15,132       (1,569)      13,563        5,602            --         (35,036)       (15,871)
Vanguard International Growth
  Fund                              294          (82)         212         (191)          472          (6,590)        (6,097)
Vanguard LifeStrategy
  Conservative Growth Fund        7,908       (1,236)       6,672       (1,322)           --         (53,135)       (47,785)
Vanguard LifeStrategy Growth
  Fund                           10,888       (2,450)       8,438      (27,403)           --        (155,936)      (174,901)
Vanguard LifeStrategy Income
  Fund                           15,952       (1,995)      13,957          142            --         (53,068)       (38,969)
Vanguard LifeStrategy
  Moderate Growth Fund           20,042       (5,171)      14,871      (57,324)           --        (250,376)      (292,829)
Vanguard Prime Money Market
  Fund                              113          (31)          82           --            --              --             82
Vanguard PRIMECAP Fund               20          (20)          --           65           147          (1,197)          (985)
Vanguard Small-Cap Growth
  Index Fund                         91         (119)         (28)          52            --          (7,541)        (7,517)
Vanguard Small-Cap Value
  Index Fund                        431         (155)         276         (196)           --          (7,666)        (7,586)
Vanguard Total Bond Market
  Index Fund                      1,052         (168)         884           63            --           6,541          7,488
Vanguard Total International
  Stock Index Fund                4,281       (1,211)       3,070       10,920            --        (140,599)      (126,609)
Vanguard U.S. Growth Fund            24          (27)          (3)          20            --          (1,685)        (1,668)
Vanguard VIF Balanced
  Portfolio                     195,455      (28,472)     166,983      (23,963)      265,696      (1,769,216)    (1,360,500)
Vanguard VIF Capital Growth
  Portfolio                       4,168       (2,648)       1,520       (3,448)       14,450        (192,233)      (179,711)
Vanguard VIF Diversified
  Value Portfolio                18,694       (3,411)      15,283       (8,073)       39,306        (334,883)      (288,367)
Vanguard VIF Equity Income
  Portfolio                      18,482       (2,773)      15,709      (12,933)       46,512        (243,115)      (193,827)
Vanguard VIF Equity Index
  Portfolio                      11,411       (2,627)       8,784      (25,501)       19,442        (225,505)      (222,780)
Vanguard VIF Growth Portfolio       728         (462)         266         (801)           --         (40,602)       (41,137)
Vanguard VIF High Yield Bond
  Portfolio                      27,340       (1,948)      25,392      (48,081)           --         (63,537)       (86,226)
Vanguard VIF International
  Portfolio                      47,080       (9,540)      37,540      (33,884)      165,259      (1,187,444)    (1,018,529)
Vanguard VIF Mid-Cap Index
  Portfolio                       6,498       (2,047)       4,451      (17,221)       57,181        (241,912)      (197,501)
Vanguard VIF Money Market
  Portfolio                      16,257       (2,968)      13,289           --            --              --         13,289
Vanguard VIF REIT Index
  Portfolio                      12,066       (1,898)      10,168      (76,016)      123,525        (208,924)      (151,247)
Vanguard VIF Short-Term
  Investment-Grade Portfolio     10,487       (1,412)       9,075           19            --         (21,175)       (12,081)
Vanguard VIF Small Company
  Growth Portfolio                1,315         (958)         357      (11,615)       20,515         (98,084)       (88,827)
Vanguard VIF Total Bond
  Market Index Portfolio         34,897       (4,428)      30,469        5,275            --             338         36,082
Vanguard VIF Total Stock
  Market Index Portfolio         33,994      (11,928)      22,066      (25,199)      128,327      (1,208,152)    (1,082,958)
Vanguard Wellington Fund          2,808         (698)       2,110      (26,886)           --         (10,349)       (35,125)
Vanguard Windsor Fund                45          (16)          29          (44)           --          (1,070)        (1,085)

                            See accompanying notes.

                                   VA I - 5

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                           Sub-accounts
                                                                  --------------------------------------------------------------
                                                                    AIM V.I.                 AllianceBernstein
                                                                    Capital      AIM V.I.         Americas      AllianceBernstein
                                                                  Appreciation International     Government      Balanced Shares
                                                                     Fund -    Growth Fund - Income Portfolio -    Portfolio -
                                                                    Series I     Series I         Class A            Class A
                                                                  ------------ ------------- ------------------ -----------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                                    $  (5,660)   $   (4,388)     $  1,269,616      $   4,161,913
   Net realized gain (loss) on investments                           (69,074)      142,334        (1,465,073)       (17,122,598)
   Capital gain distributions from mutual funds                           --         4,603           512,458         10,289,581
   Net change in unrealized appreciation (depreciation) of
     investments                                                    (140,143)     (378,707)          (64,692)       (15,667,734)
                                                                   ---------    ----------      ------------      -------------
Increase (decrease) in net assets resulting from operations         (214,877)     (236,158)          252,309        (18,338,838)
                                                                   ---------    ----------      ------------      -------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                          1,570         1,870             8,093            162,555
   Administrative charges                                               (488)         (612)          (21,692)          (158,624)
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                            9,311      (191,968)      (26,401,716)       (87,161,309)
   Mortality reserve transfers                                       (15,593)       14,026               243              3,873
   Contract withdrawals                                             (212,680)     (220,619)       (1,635,065)       (13,376,938)
   Surrender charges                                                      (8)          (23)          (10,092)           (49,789)
   Death benefits                                                         --          (700)         (451,495)        (2,083,466)
   Annuity payments                                                       --          (990)           (1,991)           (15,547)
                                                                   ---------    ----------      ------------      -------------
Increase (decrease) in net assets resulting from principal
  transactions                                                      (217,888)     (399,016)      (28,513,715)      (102,679,245)
                                                                   ---------    ----------      ------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (432,765)     (635,174)      (28,261,406)      (121,018,083)
NET ASSETS:
   Beginning of year                                                 660,935       881,109        28,261,406        121,018,083
                                                                   ---------    ----------      ------------      -------------
   End of year                                                     $ 228,170    $  245,935      $         --      $          --
                                                                   =========    ==========      ============      =============
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                                    $ (10,274)   $  (11,109)     $  1,369,606      $   1,851,944
   Net realized gain (loss) on investments                           (41,438)      241,943          (266,179)         4,561,138
   Capital gain distributions from mutual funds                           --            --           252,832          3,128,062
   Net change in unrealized appreciation (depreciation) of
     investments                                                     123,027       (98,700)          500,807         (6,990,694)
                                                                   ---------    ----------      ------------      -------------
Increase (decrease) in net assets resulting from operations           71,315       132,134         1,857,066          2,550,450
                                                                   ---------    ----------      ------------      -------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                          2,540         2,100           140,054            517,242
   Administrative charges                                               (588)       (1,113)          (62,201)          (277,106)
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                           11,595        73,654          (346,272)        (1,292,845)
   Mortality reserve transfers                                            --            --                --                 --
   Contract withdrawals                                             (246,747)     (358,001)       (4,472,334)       (24,769,689)
   Surrender charges                                                  (1,562)       (1,403)          (24,554)          (122,060)
   Death benefits                                                     (3,167)      (32,365)         (805,606)        (3,457,717)
   Annuity payments                                                     (201)       (1,060)           (7,087)           (26,832)
                                                                   ---------    ----------      ------------      -------------
Increase (decrease) in net assets resulting from principal
  transactions                                                      (238,130)     (318,188)       (5,578,000)       (29,429,007)
                                                                   ---------    ----------      ------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (166,815)     (186,054)       (3,720,934)       (26,878,557)
NET ASSETS:
   Beginning of year                                                 827,750     1,067,163        31,982,340        147,896,640
                                                                   ---------    ----------      ------------      -------------
   End of year                                                     $ 660,935    $  881,109      $ 28,261,406      $ 121,018,083
                                                                   =========    ==========      ============      =============

                            See accompanying notes.

                                   VA I - 6

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                  Sub-accounts
                                                   -------------------------------------------------------------------------
                                                                                          AllianceBernstein AllianceBernstein
                                                    AllianceBernstein   AllianceBernstein   Global Dollar        Global
                                                     Balanced Wealth       Global Bond       Government        Technology
                                                   Strategy Portfolio -    Portfolio -       Portfolio -       Portfolio -
                                                         Class A             Class A           Class A           Class A
                                                   -------------------- ----------------- ----------------- -----------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                        $   (236,378)      $  1,970,011      $  1,192,350      $   (398,271)
   Net realized gain (loss) on investments               (1,536,367)          (929,470)       (1,984,713)       (7,058,091)
   Capital gain distributions from mutual funds                  --                 --           384,607                --
   Net change in unrealized appreciation
     (depreciation) of investments                      (13,037,351)          (257,785)          409,557       (10,238,976)
                                                       ------------       ------------      ------------      ------------
Increase (decrease) in net assets resulting from
  operations                                            (14,810,096)           782,756             1,801       (17,695,338)
                                                       ------------       ------------      ------------      ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                18,430                240             1,720            33,131
   Administrative charges                                   (37,928)           (11,917)          (10,375)          (50,538)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                   80,426,021        (14,816,745)      (16,732,918)       (1,879,005)
   Mortality reserve transfers                                   --              1,629            (2,537)           (1,264)
   Contract withdrawals                                  (3,595,829)          (847,104)         (920,963)       (3,687,952)
   Surrender charges                                        (17,277)            (4,342)           (2,602)           (2,103)
   Death benefits                                          (294,905)          (175,212)          (42,540)         (422,754)
   Annuity payments                                          (3,791)                --              (152)           (9,609)
                                                       ------------       ------------      ------------      ------------
Increase (decrease) in net assets resulting from
  principal transactions                                 76,494,721        (15,853,451)      (17,710,367)       (6,020,094)
                                                       ------------       ------------      ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  61,684,625        (15,070,695)      (17,708,566)      (23,715,432)
NET ASSETS:
   Beginning of year                                             --         15,070,695        17,708,566        40,568,116
                                                       ------------       ------------      ------------      ------------
   End of year                                         $ 61,684,625       $         --      $         --      $ 16,852,684
                                                       ============       ============      ============      ============
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                        $         --       $    249,353      $    921,225      $   (595,328)
   Net realized gain (loss) on investments                       --           (407,246)         (220,247)       (9,074,198)
   Capital gain distributions from mutual funds                  --                 --           784,018                --
   Net change in unrealized appreciation
     (depreciation) of investments                               --          1,378,851          (919,532)       16,794,572
                                                       ------------       ------------      ------------      ------------
Increase (decrease) in net assets resulting from
  operations                                                     --          1,220,958           565,464         7,125,046
                                                       ------------       ------------      ------------      ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                    --             41,728            35,887           166,708
   Administrative charges                                        --            (27,735)          (36,293)          (67,313)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                           --          2,222,285           433,398        (1,634,812)
   Mortality reserve transfers                                                      --                --                --
   Contract withdrawals                                          --         (2,646,210)       (4,083,736)       (8,779,802)
   Surrender charges                                             --            (12,987)          (15,656)           (8,892)
   Death benefits                                                --           (267,609)         (262,319)         (942,479)
   Annuity payments                                              --             (5,452)           (2,165)          (13,167)
                                                       ------------       ------------      ------------      ------------
Increase (decrease) in net assets resulting from
  principal transactions                                         --           (695,980)       (3,930,884)      (11,279,757)
                                                       ------------       ------------      ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          --            524,978        (3,365,420)       (4,154,711)
NET ASSETS:
   Beginning of year                                             --         14,545,717        21,073,986        44,722,827
                                                       ------------       ------------      ------------      ------------
   End of year                                         $         --       $ 15,070,695      $ 17,708,566      $ 40,568,116
                                                       ============       ============      ============      ============

                            See accompanying notes.

                                   VA I - 7

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                     Sub-accounts
                                                        ----------------------------------------------------------------------
                                                        AllianceBernstein AllianceBernstein AllianceBernstein
                                                        Global Technology    Growth and        Growth and     AllianceBernstein
                                                           Portfolio -    Income Portfolio  Income Portfolio  Growth Portfolio
                                                             Class B          - Class A         - Class B         - Class A
                                                        ----------------- ----------------- ----------------- -----------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                           $   (195,072)     $    735,875      $    482,512      $   (512,283)
   Net realized gain (loss) on investments                   1,727,606        (5,455,269)       (7,161,278)       (4,492,852)
   Capital gain distributions from mutual funds                     --        17,805,155        20,997,379                --
   Net change in unrealized appreciation
     (depreciation) of investments                          (9,948,463)      (63,578,400)      (71,937,919)      (15,000,916)
                                                          ------------      ------------      ------------      ------------
Increase (decrease) in net assets resulting from
  operations                                                (8,415,929)      (50,492,639)      (57,619,306)      (20,006,051)
                                                          ------------      ------------      ------------      ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                    8,520            75,080           109,396            23,249
   Administrative charges                                      (44,402)         (141,493)         (304,062)          (53,563)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                            (1,081,231)       (6,935,566)      (10,717,067)       (2,000,936)
   Mortality reserve transfers                                      --            (2,974)            2,718            (1,434)
   Contract withdrawals                                     (2,653,429)      (16,528,410)      (21,562,568)       (6,607,956)
   Surrender charges                                           (11,539)          (11,361)         (105,242)           (1,791)
   Death benefits                                             (550,765)       (2,791,796)       (3,099,889)         (766,563)
   Annuity payments                                             (1,453)          (33,027)          (20,208)           (5,067)
                                                          ------------      ------------      ------------      ------------
Increase (decrease) in net assets resulting from
  principal transactions                                    (4,334,299)      (26,369,547)      (35,696,922)       (9,414,061)
                                                          ------------      ------------      ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (12,750,228)      (76,862,186)      (93,316,228)      (29,420,112)
NET ASSETS:
   Beginning of year                                        20,227,317       137,389,037       159,139,621        52,027,341
                                                          ------------      ------------      ------------      ------------
   End of year                                            $  7,477,089      $ 60,526,851      $ 65,823,393      $ 22,607,229
                                                          ============      ============      ============      ============
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                           $   (284,124)     $     81,519      $   (350,111)     $   (831,852)
   Net realized gain (loss) on investments                   1,278,711        11,691,209         5,582,594        (3,912,582)
   Capital gain distributions from mutual funds                     --         7,992,189         8,642,692                --
   Net change in unrealized appreciation
     (depreciation) of investments                           2,362,172       (13,171,824)       (7,716,122)       11,274,254
                                                          ------------      ------------      ------------      ------------
Increase (decrease) in net assets resulting from
  operations                                                 3,356,759         6,593,093         6,159,053         6,529,820
                                                          ------------      ------------      ------------      ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                   18,216           367,008           375,288            85,202
   Administrative charges                                      (60,241)         (209,421)         (461,720)          (77,106)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                              (852,580)       (7,922,356)       (5,287,371)       (3,869,055)
   Mortality reserve transfers                                      --                --                --                --
   Contract withdrawals                                     (2,118,602)      (41,027,889)      (21,118,294)      (13,848,862)
   Surrender charges                                           (25,856)          (32,287)         (255,200)          (26,616)
   Death benefits                                             (549,121)       (5,419,488)       (2,878,427)       (2,229,738)
   Annuity payments                                             (1,863)          (49,427)          (27,394)           (8,435)
                                                          ------------      ------------      ------------      ------------
Increase (decrease) in net assets resulting from
  principal transactions                                    (3,590,047)      (54,293,860)      (29,653,118)      (19,974,610)
                                                          ------------      ------------      ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (233,288)      (47,700,767)      (23,494,065)      (13,444,790)
NET ASSETS:
   Beginning of year                                        20,460,605       185,089,804       182,633,686        65,472,131
                                                          ------------      ------------      ------------      ------------
   End of year                                            $ 20,227,317      $137,389,037      $159,139,621      $ 52,027,341
                                                          ============      ============      ============      ============

                            See accompanying notes.

                                   VA I - 8

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                      Sub-accounts
                                                        -----------------------------------------------------------------------
                                                                           AllianceBernstein AllianceBernstein AllianceBernstein
                                                        AllianceBernstein     High Yield       Intermediate      Intermediate
                                                        Growth Portfolio -    Portfolio -    Bond Portfolio -  Bond Portfolio -
                                                             Class B            Class A           Class A           Class B
                                                        ------------------ ----------------- ----------------- -----------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                            $   (398,108)     $  2,031,672      $  1,262,189       $    56,618
   Net realized gain (loss) on investments                    1,525,208        (3,662,415)       (4,961,563)          (51,607)
   Capital gain distributions from mutual funds                      --                --                --                --
   Net change in unrealized appreciation
     (depreciation) of investments                          (16,555,835)        1,430,508        (5,988,614)         (123,713)
                                                           ------------      ------------      ------------       -----------
Increase (decrease) in net assets resulting from
  operations                                                (15,428,735)         (200,235)       (9,687,988)         (118,702)
                                                           ------------      ------------      ------------       -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                    16,312             4,674            46,130                --
   Administrative charges                                       (80,797)          (14,146)         (225,639)           (2,759)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                             (2,277,045)      (20,277,222)       90,136,538            20,792
   Mortality reserve transfers                                       (9)               --             7,427                --
   Contract withdrawals                                      (5,268,094)       (1,011,068)      (25,242,807)         (231,204)
   Surrender charges                                            (21,406)           (2,806)          (76,235)               --
   Death benefits                                              (980,961)         (163,341)       (4,500,064)         (106,476)
   Annuity payments                                                (406)               --           (26,899)               --
                                                           ------------      ------------      ------------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                     (8,612,406)      (21,463,909)       60,118,451          (319,647)
                                                           ------------      ------------      ------------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (24,041,141)      (21,664,144)       50,430,463          (438,349)
NET ASSETS:
   Beginning of year                                         40,947,070        21,664,144        58,431,189         1,670,140
                                                           ------------      ------------      ------------       -----------
   End of year                                             $ 16,905,929      $         --      $108,861,652       $ 1,231,791
                                                           ============      ============      ============       ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                            $   (609,634)     $  1,662,156      $  1,965,857       $    69,537
   Net realized gain (loss) on investments                      425,684          (256,693)         (632,883)         (110,725)
   Capital gain distributions from mutual funds                      --                --                --                --
   Net change in unrealized appreciation
     (depreciation) of investments                            4,774,031        (1,482,431)          685,493           112,341
                                                           ------------      ------------      ------------       -----------
Increase (decrease) in net assets resulting from
  operations                                                  4,590,081           (76,968)        2,018,467            71,153
                                                           ------------      ------------      ------------       -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                    42,602            23,703           104,465                --
   Administrative charges                                      (117,273)          (53,734)         (125,836)           (3,843)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                             (1,845,633)       (1,864,262)        5,040,397          (418,198)
   Mortality reserve transfers                                       --                --                --                --
   Contract withdrawals                                      (5,273,840)       (4,382,092)       (9,434,860)         (773,093)
   Surrender charges                                            (56,223)          (16,971)          (39,910)           (1,675)
   Death benefits                                            (1,012,282)         (600,820)       (1,281,518)          (23,635)
   Annuity payments                                                (511)           (2,107)          (23,291)               --
                                                           ------------      ------------      ------------       -----------
Increase (decrease) in net assets resulting from
  principal transactions                                     (8,263,160)       (6,896,283)       (5,760,553)       (1,220,444)
                                                           ------------      ------------      ------------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (3,673,079)       (6,973,251)       (3,742,086)       (1,149,291)
NET ASSETS:
   Beginning of year                                         44,620,149        28,637,395        62,173,275         2,819,431
                                                           ------------      ------------      ------------       -----------
   End of year                                             $ 40,947,070      $ 21,664,144      $ 58,431,189       $ 1,670,140
                                                           ============      ============      ============       ===========

                            See accompanying notes.

                                   VA I - 9

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                   Sub-accounts
                                                   ---------------------------------------------------------------------------
                                                   AllianceBernstein   AllianceBernstein  AllianceBernstein
                                                     International       International      International    AllianceBernstein
                                                   Growth Portfolio -   Research Growth   Value Portfolio -  Large Cap Growth
                                                        Class A       Portfolio - Class A      Class A      Portfolio - Class A
                                                   ------------------ ------------------- ----------------- -------------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                       $ (1,037,588)      $         --       $    (69,387)      $   (926,233)
   Net realized gain (loss) on investments              (6,496,913)                --          2,264,952         (6,435,260)
   Capital gain distributions from mutual funds          1,532,951                 --          2,405,078                 --
   Net change in unrealized appreciation
     (depreciation) of investments                     (38,907,175)                --        (29,159,544)       (25,424,172)
                                                      ------------       ------------       ------------       ------------
Increase (decrease) in net assets resulting from
  operations                                           (44,908,725)                --        (24,558,901)       (32,785,665)
                                                      ------------       ------------       ------------       ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              102,473                 --             10,784            172,324
   Administrative charges                                 (165,697)                --            (93,032)          (109,986)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  (6,703,703)                --         (2,475,278)        (4,142,526)
   Mortality reserve transfers                              11,419                 --                 --             (9,296)
   Contract withdrawals                                (10,499,027)                --         (5,823,347)       (10,916,908)
   Surrender charges                                       (24,246)                --            (24,851)            (8,721)
   Death benefits                                       (1,940,010)                --           (606,533)        (1,560,689)
   Annuity payments                                        (13,641)                --             (1,385)           (31,652)
                                                      ------------       ------------       ------------       ------------
Increase (decrease) in net assets resulting from
  principal transactions                               (19,232,432)                --         (9,013,642)       (16,607,454)
                                                      ------------       ------------       ------------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (64,141,157)                --        (33,572,543)       (49,393,119)
NET ASSETS:
   Beginning of year                                   103,864,837                 --         51,596,744         91,499,882
                                                      ------------       ------------       ------------       ------------
   End of year                                        $ 39,723,680       $         --       $ 18,024,201       $ 42,106,763
                                                      ============       ============       ============       ============
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                       $    111,205       $     50,930       $   (130,597)      $ (1,412,185)
   Net realized gain (loss) on investments               8,911,789         22,220,139          9,543,681         (6,071,967)
   Capital gain distributions from mutual funds         15,312,845         16,274,126          2,227,306                 --
   Net change in unrealized appreciation
     (depreciation) of investments                     (19,140,137)       (26,249,282)        (8,992,014)        19,123,782
                                                      ------------       ------------       ------------       ------------
Increase (decrease) in net assets resulting from
  operations                                             5,195,702         12,295,913          2,648,376         11,639,630
                                                      ------------       ------------       ------------       ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              165,450             24,972            255,844            256,438
   Administrative charges                                 (102,747)          (109,968)          (139,045)          (150,451)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  64,962,009        (57,838,731)           603,600         (4,284,646)
   Mortality reserve transfers                                  --                 --                 --                 --
   Contract withdrawals                                (10,563,911)        (9,387,198)       (10,648,339)       (24,701,569)
   Surrender charges                                       (31,444)           (36,941)           (58,851)           (23,614)
   Death benefits                                       (1,029,806)          (900,983)          (406,966)        (2,865,544)
   Annuity payments                                         (8,475)           (13,068)            (2,903)           (41,311)
                                                      ------------       ------------       ------------       ------------
Increase (decrease) in net assets resulting from
  principal transactions                                53,391,076        (68,261,917)       (10,396,660)       (31,810,697)
                                                      ------------       ------------       ------------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 58,586,778        (55,966,004)        (7,748,284)       (20,171,067)
NET ASSETS:
   Beginning of year                                    45,278,059         55,966,004         59,345,028        111,670,949
                                                      ------------       ------------       ------------       ------------
   End of year                                        $103,864,837       $         --       $ 51,596,744       $ 91,499,882
                                                      ============       ============       ============       ============

                            See accompanying notes.

                                   VA I - 10

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                               Sub-accounts
                                              ------------------------------------------------------------------------------
                                                                                                           AllianceBernstein
                                               AllianceBernstein   AllianceBernstein   AllianceBernstein      Real Estate
                                               Large Cap Growth      Money Market        Money Market         Investment
                                              Portfolio - Class B Portfolio - Class A Portfolio - Class B Portfolio - Class A
                                              ------------------- ------------------- ------------------- -------------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                  $   (629,034)       $     71,207        $     26,531        $     97,497
   Net realized gain (loss) on investments            (73,874)                 --                  --          (6,006,927)
   Capital gain distributions from mutual
     funds                                                 --                  --                  --           6,476,193
   Net change in unrealized appreciation
     (depreciation) of investments                (21,432,060)                 --                  --          (9,205,362)
                                                 ------------        ------------        ------------        ------------
Increase (decrease) in net assets resulting
  from operations                                 (22,134,968)             71,207              26,531          (8,638,599)
                                                 ------------        ------------        ------------        ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                          89,693             125,257              23,596               6,581
   Administrative charges                            (134,298)            (18,366)            (38,901)            (55,361)
   Net transfers from (to) other
     Sub-accounts or fixed rate option             (2,685,216)         15,273,174          27,499,126          (4,095,776)
   Mortality reserve transfers                          1,637              14,447                  --               4,324
   Contract withdrawals                            (8,022,429)        (10,934,222)        (18,345,183)         (4,339,213)
   Surrender charges                                  (38,662)             (2,295)            (73,925)             (9,014)
   Death benefits                                    (939,769)         (1,158,791)         (1,538,409)           (231,512)
   Annuity payments                                   (27,862)            (18,841)             (1,705)            (12,691)
                                                 ------------        ------------        ------------        ------------
Increase (decrease) in net assets resulting
  from principal transactions                     (11,756,906)          3,280,363           7,524,599          (8,732,662)
                                                 ------------        ------------        ------------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (33,891,874)          3,351,570           7,551,130         (17,371,261)
NET ASSETS:
   Beginning of year                               61,870,747          14,853,829          14,258,238          30,577,769
                                                 ------------        ------------        ------------        ------------
   End of year                                   $ 27,978,873        $ 18,205,399        $ 21,809,368        $ 13,206,508
                                                 ============        ============        ============        ============
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                  $   (894,539)       $    516,651        $    377,714        $    (11,320)
   Net realized gain (loss) on investments           (283,405)                 --                  --           5,516,473
   Capital gain distributions from mutual
     funds                                                 --                  --                  --           6,919,851
   Net change in unrealized appreciation
     (depreciation) of investments                  8,422,501                  --                  --         (18,482,955)
                                                 ------------        ------------        ------------        ------------
Increase (decrease) in net assets resulting
  from operations                                   7,244,557             516,651             377,714          (6,057,951)
                                                 ------------        ------------        ------------        ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                         207,285              17,000             130,205             248,665
   Administrative charges                            (186,051)            (19,343)            (36,072)            (92,560)
   Net transfers from (to) other
     Sub-accounts or fixed rate option             (2,376,816)         14,183,129           9,706,482          (4,591,214)
   Mortality reserve transfers                             --                  --                  --                  --
   Contract withdrawals                            (7,000,467)        (16,404,993)         (9,018,332)         (8,488,213)
   Surrender charges                                  (74,264)            (15,937)            (70,511)            (43,246)
   Death benefits                                  (1,180,686)         (1,568,970)           (995,710)           (573,791)
   Annuity payments                                   (36,717)            (15,380)             (1,776)            (22,422)
                                                 ------------        ------------        ------------        ------------
Increase (decrease) in net assets resulting
  from principal transactions                     (10,647,716)         (3,824,494)           (285,714)        (13,562,781)
                                                 ------------        ------------        ------------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (3,403,159)         (3,307,843)             92,000         (19,620,732)
NET ASSETS:
   Beginning of year                               65,273,906          18,161,672          14,166,238          50,198,501
                                                 ------------        ------------        ------------        ------------
   End of year                                   $ 61,870,747        $ 14,853,829        $ 14,258,238        $ 30,577,769
                                                 ============        ============        ============        ============

                            See accompanying notes.

                                   VA I - 11

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                   Sub-accounts
                                                   ----------------------------------------------------------------------------
                                                                       AllianceBernstein  AllianceBernstein
                                                    AllianceBernstein    Small/Mid Cap     U.S. Large Cap     AllianceBernstein
                                                    Small Cap Growth   Value Portfolio -    Blended Style      Utility Income
                                                   Portfolio - Class A      Class A      Portfolio - Class B Portfolio - Class A
                                                   ------------------- ----------------- ------------------- -------------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                       $   (339,987)      $   (222,708)       $   (23,085)       $    597,217
   Net realized gain (loss) on investments               1,564,059          2,032,128           (274,054)          4,266,898
   Capital gain distributions from mutual funds                 --          3,797,312            244,328           4,557,957
   Net change in unrealized appreciation
     (depreciation) of investments                     (15,388,603)       (19,587,113)        (1,173,786)        (25,803,271)
                                                      ------------       ------------        -----------        ------------
Increase (decrease) in net assets resulting from
  operations                                           (14,164,531)       (13,980,381)        (1,226,597)        (16,381,199)
                                                      ------------       ------------        -----------        ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               34,121             24,329                 --              10,485
   Administrative charges                                  (56,677)           (91,591)            (4,243)            (83,814)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  (1,299,162)        (4,310,323)           (26,652)         (2,130,297)
   Mortality reserve transfers                                  70                 --                (85)                386
   Contract withdrawals                                 (3,150,948)        (5,471,387)          (577,644)         (7,441,818)
   Surrender charges                                       (12,715)           (25,644)            (2,501)            (27,863)
   Death benefits                                         (289,241)          (638,409)            (6,899)           (796,028)
   Annuity payments                                         (8,023)           (38,014)            (2,316)             (4,893)
                                                      ------------       ------------        -----------        ------------
Increase (decrease) in net assets resulting from
  principal transactions                                (4,782,575)       (10,551,039)          (620,340)        (10,473,842)
                                                      ------------       ------------        -----------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (18,947,106)       (24,531,420)        (1,846,937)        (26,855,041)
NET ASSETS:
   Beginning of year                                    33,771,642         45,928,911          3,256,136          49,059,488
                                                      ------------       ------------        -----------        ------------
   End of year                                        $ 14,824,536       $ 21,397,491        $ 1,409,199        $ 22,204,447
                                                      ============       ============        ===========        ============
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                       $   (533,740)      $   (278,448)       $   (39,951)       $    404,143
   Net realized gain (loss) on investments               6,648,650          5,865,119            167,435           4,973,310
   Capital gain distributions from mutual funds                 --          3,605,775            157,754              37,043
   Net change in unrealized appreciation
     (depreciation) of investments                      (1,491,435)        (8,519,278)          (206,971)          3,760,060
                                                      ------------       ------------        -----------        ------------
Increase (decrease) in net assets resulting from
  operations                                             4,623,475            673,168             78,267           9,174,556
                                                      ------------       ------------        -----------        ------------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                               72,042            194,437                 --             131,036
   Administrative charges                                  (85,639)          (135,064)            (4,497)           (107,673)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                  (5,102,906)        (1,123,599)           748,037             872,559
   Mortality reserve transfers                                  --                 --                 --                  --
   Contract withdrawals                                 (5,948,180)        (8,279,086)          (656,412)         (9,307,838)
   Surrender charges                                       (22,753)           (43,573)            (1,233)            (56,847)
   Death benefits                                       (1,048,381)          (730,767)             1,216            (836,459)
   Annuity payments                                        (12,545)           (49,826)            (3,021)             (5,694)
                                                      ------------       ------------        -----------        ------------
Increase (decrease) in net assets resulting from
  principal transactions                               (12,148,362)       (10,167,478)            84,090          (9,310,916)
                                                      ------------       ------------        -----------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (7,524,887)        (9,494,310)           162,357            (136,360)
NET ASSETS:
   Beginning of year                                    41,296,529         55,423,221          3,093,779          49,195,848
                                                      ------------       ------------        -----------        ------------
   End of year                                        $ 33,771,642       $ 45,928,911        $ 3,256,136        $ 49,059,488
                                                      ============       ============        ===========        ============

                            See accompanying notes.

                                   VA I - 12

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                  Sub-accounts
                                                   --------------------------------------------------------------------------
                                                   AllianceBernstein  BlackRock Basic    BlackRock Global    BlackRock Global
                                                   Value Portfolio - Value V.I. Fund - Allocation V.I. Fund Growth V.I. Fund -
                                                        Class B           Class I           - Class I            Class I
                                                   ----------------- ----------------- -------------------- ------------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                      $    365,365       $    31,128         $    8,748          $  (5,525)
   Net realized gain (loss) on investments              2,695,171          (110,266)           100,897             (7,136)
   Capital gain distributions from mutual funds         2,415,775            40,848              6,038                 --
   Net change in unrealized appreciation
     (depreciation) of investments                    (26,378,482)       (1,730,183)          (499,813)          (298,324)
                                                     ------------       -----------         ----------          ---------
Increase (decrease) in net assets resulting from
  operations                                          (20,902,171)       (1,768,473)          (384,130)          (310,985)
                                                     ------------       -----------         ----------          ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                              35,501               480             15,480                 --
   Administrative charges                                (109,230)           (8,854)            (3,826)            (1,004)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                 (5,104,714)         (107,352)            78,261             (8,790)
   Mortality reserve transfers                              8,264               182                 --                 --
   Contract withdrawals                                (8,308,818)         (392,477)          (246,523)           (39,467)
   Surrender charges                                      (47,839)               (8)                --                (33)
   Death benefits                                      (1,279,316)          (76,849)           (61,573)           (20,592)
   Annuity payments                                       (49,607)             (649)                --                 --
                                                     ------------       -----------         ----------          ---------
Increase (decrease) in net assets resulting from
  principal transactions                              (14,855,759)         (585,527)          (218,181)           (69,886)
                                                     ------------       -----------         ----------          ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (35,757,930)       (2,354,000)          (602,311)          (380,871)
NET ASSETS:
   Beginning of year                                   59,686,693         5,107,201          1,935,800            698,074
                                                     ------------       -----------         ----------          ---------
   End of year                                       $ 23,928,763       $ 2,753,201         $1,333,489          $ 317,203
                                                     ============       ===========         ==========          =========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                      $   (131,970)      $    (6,013)        $   25,235          $  (2,869)
   Net realized gain (loss) on investments              5,936,604           262,548            166,916             22,903
   Capital gain distributions from mutual funds         1,990,035           662,310             88,855                 --
   Net change in unrealized appreciation
     (depreciation) of investments                    (11,106,007)         (845,246)             1,921            184,276
                                                     ------------       -----------         ----------          ---------
Increase (decrease) in net assets resulting from
  operations                                           (3,311,338)           73,599            282,927            204,310
                                                     ------------       -----------         ----------          ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                             111,655               480                480                 --
   Administrative charges                                (177,326)          (12,621)            (3,882)            (1,223)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                 (2,369,629)          (96,010)           137,462            (15,560)
   Mortality reserve transfers                                 --                --                 --                 --
   Contract withdrawals                               (10,402,888)       (1,083,289)          (509,999)          (108,144)
   Surrender charges                                      (80,072)             (268)              (239)                (1)
   Death benefits                                        (767,647)         (148,441)           (32,183)           (31,012)
   Annuity payments                                       (72,220)             (855)                --                 --
                                                     ------------       -----------         ----------          ---------
Increase (decrease) in net assets resulting from
  principal transactions                              (13,758,127)       (1,341,004)          (408,361)          (155,940)
                                                     ------------       -----------         ----------          ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (17,069,465)       (1,267,405)          (125,434)            48,370
NET ASSETS:
   Beginning of year                                   76,756,158         6,374,606          2,061,234            649,704
                                                     ------------       -----------         ----------          ---------
   End of year                                       $ 59,686,693       $ 5,107,201         $1,935,800          $ 698,074
                                                     ============       ===========         ==========          =========

                            See accompanying notes.

                                   VA I - 13

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                Sub-accounts
                                                        ------------------------------------------------------------
                                                                         BlackRock
                                                        BlackRock High International  BlackRock Large BlackRock Large
                                                         Income V.I.     Value V.I.    Cap Core V.I.  Cap Growth V.I.
                                                        Fund - Class I Fund - Class I Fund - Class I  Fund - Class I
                                                        -------------- -------------- --------------- ---------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                           $  21,277     $    27,169     $   (2,961)      $  (6,430)
   Net realized gain (loss) on investments                   (9,503)         36,936        (22,372)         54,952
   Capital gain distributions from mutual funds                  --          94,064         32,270              --
   Net change in unrealized appreciation
     (depreciation) of investments                          (99,845)       (995,048)      (764,193)       (380,909)
                                                          ---------     -----------     ----------       ---------
Increase (decrease) in net assets resulting from
  operations                                                (88,071)       (836,879)      (757,256)       (332,387)
                                                          ---------     -----------     ----------       ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                    --              --            480              --
   Administrative charges                                      (594)         (3,672)        (3,733)         (1,254)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                              5,420        (139,324)       (23,692)         22,741
   Mortality reserve transfers                                   --              --            166              --
   Contract withdrawals                                     (60,778)       (122,900)      (108,876)       (109,087)
   Surrender charges                                             --             (10)            --              --
   Death benefits                                                --         (28,304)            --        (139,733)
   Annuity payments                                              --              --           (631)             --
                                                          ---------     -----------     ----------       ---------
Increase (decrease) in net assets resulting from
  principal transactions                                    (55,952)       (294,210)      (136,286)       (227,333)
                                                          ---------     -----------     ----------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (144,023)     (1,131,089)      (893,542)       (559,720)
NET ASSETS:
   Beginning of year                                        348,455       2,153,299      2,013,552         984,001
                                                          ---------     -----------     ----------       ---------
   End of year                                            $ 204,432     $ 1,022,210     $1,120,010       $ 424,281
                                                          =========     ===========     ==========       =========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                           $  27,429     $    23,386     $   (8,514)      $ (10,983)
   Net realized gain (loss) on investments                      156         262,013          9,158          27,220
   Capital gain distributions from mutual funds                  --         427,433        277,466              --
   Net change in unrealized appreciation
     (depreciation) of investments                          (25,671)       (492,342)      (148,024)         47,261
                                                          ---------     -----------     ----------       ---------
Increase (decrease) in net assets resulting from
  operations                                                  1,914         220,490        130,086          63,498
                                                          ---------     -----------     ----------       ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                    --              --            480              --
   Administrative charges                                      (859)         (4,644)        (4,523)         (1,848)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                             12,248         (32,250)       165,116          61,896
   Mortality reserve transfers                                   --              --             --              --
   Contract withdrawals                                     (58,299)       (506,976)      (229,246)        (80,445)
   Surrender charges                                             --              --         (1,491)             --
   Death benefits                                           (28,109)        (23,542)            --              --
   Annuity payments                                              --              --           (815)             --
                                                          ---------     -----------     ----------       ---------
Increase (decrease) in net assets resulting from
  principal transactions                                    (75,019)       (567,412)       (70,479)        (20,397)
                                                          ---------     -----------     ----------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (73,105)       (346,922)        59,607          43,101
NET ASSETS:
   Beginning of year                                        421,560       2,500,221      1,953,945         940,900
                                                          ---------     -----------     ----------       ---------
   End of year                                            $ 348,455     $ 2,153,299     $2,013,552       $ 984,001
                                                          =========     ===========     ==========       =========

                            See accompanying notes.

                                   VA I - 14

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                  Sub-accounts
                                                        ----------------------------------------------------------------
                                                                                                              BlackRock
                                                                                        BlackRock Utilities     Value
                                                        BlackRock Money BlackRock Total         and         Opportunities
                                                          Market V.I.     Return V.I.   Telecommunications   V.I. Fund -
                                                        Fund - Class I  Fund - Class I  V.I. Fund - Class I    Class I
                                                        --------------- --------------- ------------------- -------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                            $   3,075       $  8,220          $   3,960       $   (9,319)
   Net realized gain (loss) on investments                        --         (3,918)            49,854         (120,930)
   Capital gain distributions from mutual funds                   --            397             18,539           36,943
   Net change in unrealized appreciation
     (depreciation) of investments                                --        (33,927)          (252,337)        (510,835)
                                                           ---------       --------          ---------       ----------
Increase (decrease) in net assets resulting from
  operations                                                   3,075        (29,228)          (179,984)        (604,141)
                                                           ---------       --------          ---------       ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                     --             --                 --               --
   Administrative charges                                       (658)          (265)              (938)          (3,114)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                             302,784         (7,978)           (36,268)         (63,312)
   Mortality reserve transfers                                    --             --                 --               --
   Contract withdrawals                                     (372,269)       (54,047)           (81,639)        (102,437)
   Surrender charges                                              --             --                 --              (72)
   Death benefits                                                 --             --                 --              333
   Annuity payments                                               --             --                 --               --
                                                           ---------       --------          ---------       ----------
Increase (decrease) in net assets resulting from
  principal transactions                                     (70,143)       (62,290)          (118,845)        (168,602)
                                                           ---------       --------          ---------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (67,068)       (91,518)          (298,829)        (772,743)
NET ASSETS:
   Beginning of year                                         305,422        260,443            621,760        1,618,733
                                                           ---------       --------          ---------       ----------
   End of year                                             $ 238,354       $168,925          $ 322,931       $  845,990
                                                           =========       ========          =========       ==========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                            $  10,282       $ 10,059          $   1,852       $  (23,350)
   Net realized gain (loss) on investments                        --           (297)             9,168          103,944
   Capital gain distributions from mutual funds                   --             --             97,016          281,087
   Net change in unrealized appreciation
     (depreciation) of investments                                --         (3,524)            34,623         (367,980)
                                                           ---------       --------          ---------       ----------
Increase (decrease) in net assets resulting from
  operations                                                  10,282          6,238            142,659           (6,299)
                                                           ---------       --------          ---------       ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                     --             --             81,049               --
   Administrative charges                                       (500)          (354)            (1,171)          (4,732)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                             460,155          2,092            (54,068)        (224,079)
   Mortality reserve transfers                                    --             --                 --               --
   Contract withdrawals                                     (602,941)       (46,975)          (142,849)        (389,535)
   Surrender charges                                          (2,510)            --                 --              (36)
   Death benefits                                                 --             --                 --          (21,054)
   Annuity payments                                               --             --                 --               --
                                                           ---------       --------          ---------       ----------
Increase (decrease) in net assets resulting from
  principal transactions                                    (145,796)       (45,237)          (117,039)        (639,436)
                                                           ---------       --------          ---------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (135,514)       (38,999)            25,620         (645,735)
NET ASSETS:
   Beginning of year                                         440,936        299,442            596,140        2,264,468
                                                           ---------       --------          ---------       ----------
   End of year                                             $ 305,422       $260,443          $ 621,760       $1,618,733
                                                           =========       ========          =========       ==========

                            See accompanying notes.

                                   VA I - 15

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                     Sub-accounts
                                                        ----------------------------------------------------------------------
                                                                                                                Delaware VIP
                                                          Delaware VIP      Delaware VIP      Delaware VIP         Growth
                                                            Balanced      Capital Reserves    Cash Reserve      Opportunities
                                                        Series - Standard Series - Standard Series - Standard Series - Standard
                                                              Class             Class             Class             Class
                                                        ----------------- ----------------- ----------------- -----------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                             $  15,790         $  5,490          $   2,014        $  (10,204)
   Net realized gain (loss) on investments                    (72,475)             (69)                --          (200,921)
   Capital gain distributions from mutual funds                    --               --                 --            98,875
   Net change in unrealized appreciation
     (depreciation) of investments                            (92,673)          (7,869)                --          (300,670)
                                                            ---------         --------          ---------        ----------
Increase (decrease) in net assets resulting from
  operations                                                 (149,358)          (2,448)             2,014          (412,920)
                                                            ---------         --------          ---------        ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                      --               --                 --                --
   Administrative charges                                        (378)             (70)              (132)             (255)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                                    7                2             (1,680)          (37,329)
   Mortality reserve transfers                                     --               --                 --                --
   Contract withdrawals                                       (50,032)              --           (157,672)         (201,957)
   Surrender charges                                               --               --                 --                --
   Death benefits                                            (104,771)              --                 --                --
   Annuity payments                                                --               --                 --                --
                                                            ---------         --------          ---------        ----------
Increase (decrease) in net assets resulting from
  principal transactions                                     (155,174)             (68)          (159,484)         (239,541)
                                                            ---------         --------          ---------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (304,532)          (2,516)          (157,470)         (652,461)
NET ASSETS:
   Beginning of year                                          637,255          160,089            236,329         1,043,486
                                                            ---------         --------          ---------        ----------
   End of year                                              $ 332,723         $157,573          $  78,859        $  391,025
                                                            =========         ========          =========        ==========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                             $  18,157         $  5,549          $   9,171        $  (13,096)
   Net realized gain (loss) on investments                    (18,464)             (23)                (1)           19,799
   Capital gain distributions from mutual funds                    --               --                 --                --
   Net change in unrealized appreciation
     (depreciation) of investments                             (2,292)            (622)                 1            99,487
                                                            ---------         --------          ---------        ----------
Increase (decrease) in net assets resulting from
  operations                                                   (2,599)           4,904              9,171           106,190
                                                            ---------         --------          ---------        ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                      --               --                 --                --
   Administrative charges                                        (405)             (67)              (164)             (116)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                              (13,192)              (1)               364              (364)
   Mortality reserve transfers                                     --               --                 --                --
   Contract withdrawals                                      (260,714)              --            (23,132)          (18,133)
   Surrender charges                                               --               --                 --                --
   Death benefits                                                  --               --                 --           (24,507)
   Annuity payments                                                --               --                 --                --
                                                            ---------         --------          ---------        ----------
Increase (decrease) in net assets resulting from
  principal transactions                                     (274,311)             (68)           (22,932)          (43,120)
                                                            ---------         --------          ---------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (276,910)           4,836            (13,761)           63,070
NET ASSETS:
   Beginning of year                                          914,165          155,253            250,090           980,416
                                                            ---------         --------          ---------        ----------
   End of year                                              $ 637,255         $160,089          $ 236,329        $1,043,486
                                                            =========         ========          =========        ==========

                            See accompanying notes.

                                   VA I - 16

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                     Sub-accounts
                                                        ----------------------------------------------------------------------
                                                                                                             Dreyfus VIF Small
                                                        Delaware VIP High  Delaware VIP    Dreyfus Stock       Company Stock
                                                         Yield Series -   Value Series - Index Fund, Inc. - Portfolio - Initial
                                                         Standard Class   Standard Class   Initial Shares         Shares
                                                        ----------------- -------------- ------------------ -------------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                             $  31,036      $    50,024      $    18,621          $      --
   Net realized gain (loss) on investments                    (74,226)          (4,570)         (41,286)                --
   Capital gain distributions from mutual funds                    --          244,036               --                 --
   Net change in unrealized appreciation
     (depreciation) of investments                            (79,300)      (1,418,489)      (1,311,118)                --
                                                            ---------      -----------      -----------          ---------
Increase (decrease) in net assets resulting from
  operations                                                 (122,490)      (1,128,999)      (1,333,783)                --
                                                            ---------      -----------      -----------          ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                      --               --            8,830                 --
   Administrative charges                                        (294)          (1,552)          (3,516)                --
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                               39,046              (15)        (169,470)                --
   Mortality reserve transfers                                     --              184          (17,461)                --
   Contract withdrawals                                       (88,335)        (446,068)        (598,053)                --
   Surrender charges                                               --               --             (182)                --
   Death benefits                                                  --          (45,394)         (15,138)                --
   Annuity payments                                                --           (4,966)          (3,926)                --
                                                            ---------      -----------      -----------          ---------
Increase (decrease) in net assets resulting from
  principal transactions                                      (49,583)        (497,811)        (798,916)                --
                                                            ---------      -----------      -----------          ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (172,073)      (1,626,810)      (2,132,699)                --
NET ASSETS:
   Beginning of year                                          461,736        3,629,178        4,038,125                 --
                                                            ---------      -----------      -----------          ---------
   End of year                                              $ 289,663      $ 2,002,368      $ 1,905,426          $      --
                                                            =========      ===========      ===========          =========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                             $  26,481      $    17,721      $    11,341          $  (3,661)
   Net realized gain (loss) on investments                     (9,634)         267,306          209,240           (127,307)
   Capital gain distributions from mutual funds                    --          117,699               --            182,912
   Net change in unrealized appreciation
     (depreciation) of investments                             (9,147)        (528,082)         (26,510)            10,696
                                                            ---------      -----------      -----------          ---------
Increase (decrease) in net assets resulting from
  operations                                                    7,700         (125,356)         194,071             62,640
                                                            ---------      -----------      -----------          ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                      --               --           13,030                960
   Administrative charges                                        (306)          (1,701)          (4,509)              (340)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                                   (1)          13,166          (66,599)          (794,018)
   Mortality reserve transfers                                     --               --               --                 --
   Contract withdrawals                                       (23,861)        (845,307)      (1,328,629)           (92,512)
   Surrender charges                                               --               --           (3,469)              (792)
   Death benefits                                              (5,402)        (101,138)         (39,536)            (8,738)
   Annuity payments                                                --           (6,315)          (5,259)                --
                                                            ---------      -----------      -----------          ---------
Increase (decrease) in net assets resulting from
  principal transactions                                      (29,570)        (941,295)      (1,434,971)          (895,440)
                                                            ---------      -----------      -----------          ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (21,870)      (1,066,651)      (1,240,900)          (832,800)
NET ASSETS:
   Beginning of year                                          483,606        4,695,829        5,279,025            832,800
                                                            ---------      -----------      -----------          ---------
   End of year                                              $ 461,736      $ 3,629,178      $ 4,038,125          $      --
                                                            =========      ===========      ===========          =========

                            See accompanying notes.

                                   VA I - 17

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                Sub-accounts
                                                   ----------------------------------------------------------------------
                                                                       Fidelity VIP
                                                   Fidelity VIP Asset   Contrafund      Fidelity VIP    Fidelity VIP High
                                                   Manager Portfolio -  Portfolio -  Growth Portfolio - Income Portfolio -
                                                      Initial Class    Initial Class   Initial Class      Initial Class
                                                   ------------------- ------------- ------------------ ------------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                        $    18,538      $    (7,247)    $   (13,847)        $  29,509
   Net realized gain (loss) on investments                 130,004           39,669          81,630           (14,292)
   Capital gain distributions from mutual funds            298,436           42,239              --                --
   Net change in unrealized appreciation
     (depreciation) of investments                      (1,124,648)        (780,321)     (1,177,393)         (131,420)
                                                       -----------      -----------     -----------         ---------
Increase (decrease) in net assets resulting from
  operations                                              (677,670)        (705,660)     (1,109,610)         (116,203)
                                                       -----------      -----------     -----------         ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                1,000            5,130           7,120             1,240
   Administrative charges                                   (2,095)          (1,438)         (2,946)             (367)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                     230,444         (258,669)       (115,237)            7,570
   Mortality reserve transfers                                (275)            (409)           (138)               --
   Contract withdrawals                                 (1,044,493)        (439,436)       (702,169)         (141,893)
   Surrender charges                                           (62)            (123)            (55)               (3)
   Death benefits                                               --          (21,433)        (10,215)           (2,176)
   Annuity payments                                         (2,335)          (1,652)         (3,200)               --
                                                       -----------      -----------     -----------         ---------
Increase (decrease) in net assets resulting from
  principal transactions                                  (817,816)        (718,030)       (826,840)         (135,629)
                                                       -----------      -----------     -----------         ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (1,495,486)      (1,423,690)     (1,936,450)         (251,832)
NET ASSETS:
   Beginning of year                                     2,995,184        2,173,101       2,922,475           569,642
                                                       -----------      -----------     -----------         ---------
   End of year                                         $ 1,499,698      $   749,411     $   986,025         $ 317,810
                                                       ===========      ===========     ===========         =========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                        $   163,387      $   (14,526)    $   (15,674)        $  38,436
   Net realized gain (loss) on investments                  23,035          315,475         151,784           (10,667)
   Capital gain distributions from mutual funds            115,015          532,252           2,391                --
   Net change in unrealized appreciation
     (depreciation) of investments                         175,041         (480,516)        519,072           (15,159)
                                                       -----------      -----------     -----------         ---------
Increase (decrease) in net assets resulting from
  operations                                               476,478          352,685         657,573            12,610
                                                       -----------      -----------     -----------         ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                   --            8,490           9,119             2,860
   Administrative charges                                   (2,148)          (2,348)         (3,591)             (459)
   Net transfers from (to) other Sub-accounts or
     fixed rate option                                    (487,247)        (209,335)       (129,515)          (37,073)
   Mortality reserve transfers                                  --               --              --                --
   Contract withdrawals                                 (1,222,505)        (800,942)       (835,952)         (136,949)
   Surrender charges                                        (5,593)          (1,284)           (608)             (577)
   Death benefits                                          (27,403)         (10,024)        (29,027)               --
   Annuity payments                                         (2,565)          (2,051)         (3,825)               --
                                                       -----------      -----------     -----------         ---------
Increase (decrease) in net assets resulting from
  principal transactions                                (1,747,461)      (1,017,494)       (993,399)         (172,198)
                                                       -----------      -----------     -----------         ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (1,270,983)        (664,809)       (335,826)         (159,588)
NET ASSETS:
   Beginning of year                                     4,266,167        2,837,910       3,258,301           729,230
                                                       -----------      -----------     -----------         ---------
   End of year                                         $ 2,995,184      $ 2,173,101     $ 2,922,475         $ 569,642
                                                       ===========      ===========     ===========         =========

                            See accompanying notes.

                                   VA I - 18

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                    Sub-accounts
                                                        -------------------------------------------------------------------
                                                          Fidelity VIP                         Fidelity VIP
                                                        Investment Grade Fidelity VIP Money      Overseas         UBS U.S.
                                                        Bond Portfolio - Market Portfolio - Portfolio - Initial  Allocation
                                                         Initial Class     Initial Class           Class         Portfolio
                                                        ---------------- ------------------ ------------------- -----------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                            $   50,133       $    28,898          $   1,573      $   157,358
   Net realized gain (loss) on investments                    (30,989)               --             13,711         (414,006)
   Capital gain distributions from mutual funds                 1,380                --             18,718               --
   Net change in unrealized appreciation
     (depreciation) of investments                            (96,758)               --           (111,677)      (3,295,133)
                                                           ----------       -----------          ---------      -----------
Increase (decrease) in net assets resulting from
  operations                                                  (76,234)           28,898            (77,675)      (3,551,781)
                                                           ----------       -----------          ---------      -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                      --            15,480                360              600
   Administrative charges                                      (1,900)           (1,998)              (152)         (20,562)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                              405,167           669,047              4,145         (125,428)
   Mortality reserve transfers                                      3                 6                 --               --
   Contract withdrawals                                      (463,500)       (1,273,396)           (28,392)      (1,222,809)
   Surrender charges                                              (50)              (45)                --             (598)
   Death benefits                                             (51,313)           20,441                 --         (617,224)
   Annuity payments                                            (5,089)           (5,079)                --               --
                                                           ----------       -----------          ---------      -----------
Increase (decrease) in net assets resulting from
  principal transactions                                     (116,682)         (575,544)           (24,039)      (1,986,021)
                                                           ----------       -----------          ---------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (192,916)         (546,646)          (101,714)      (5,537,802)
NET ASSETS:
   Beginning of year                                        1,365,286         2,376,947            193,551       11,369,073
                                                           ----------       -----------          ---------      -----------
   End of year                                             $1,172,370       $ 1,830,301          $  91,837      $ 5,831,271
                                                           ==========       ===========          =========      ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                            $   44,893       $    81,049          $   3,678      $   148,517
   Net realized gain (loss) on investments                    (34,287)               --             12,363          (62,825)
   Capital gain distributions from mutual funds                    --                --             12,828               --
   Net change in unrealized appreciation
     (depreciation) of investments                             31,069                --               (939)          92,165
                                                           ----------       -----------          ---------      -----------
Increase (decrease) in net assets resulting from
  operations                                                   41,675            81,049             27,930          177,857
                                                           ----------       -----------          ---------      -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                   2,000            13,520                360            6,838
   Administrative charges                                      (1,203)           (1,805)              (181)         (30,021)
   Net transfers from (to) other Sub-accounts or fixed
     rate option                                               24,164         1,909,806             (4,544)         (37,527)
   Mortality reserve transfers                                     --                --                 --               --
   Contract withdrawals                                      (331,303)       (1,755,696)           (17,636)      (3,180,233)
   Surrender charges                                             (187)             (896)                --           (7,808)
   Death benefits                                                  --           (14,864)                --         (228,018)
   Annuity payments                                            (5,363)           (5,186)                --               --
                                                           ----------       -----------          ---------      -----------
Increase (decrease) in net assets resulting from
  principal transactions                                     (311,892)          144,879            (22,001)      (3,476,769)
                                                           ----------       -----------          ---------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (270,217)          225,928              5,929       (3,298,912)
NET ASSETS:
   Beginning of year                                        1,635,503         2,151,019            187,622       14,667,985
                                                           ----------       -----------          ---------      -----------
   End of year                                             $1,365,286       $ 2,376,947          $ 193,551      $11,369,073
                                                           ==========       ===========          =========      ===========

                            See accompanying notes.

                                   VA I - 19

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                     Sub-accounts
                                                             -----------------------------------------------------------
                                                                 Van Eck
                                                                Worldwide        Van Eck
                                                             Emerging Markets Worldwide Hard                 Vanguard
                                                              Fund - Initial  Assets Fund -  Vanguard 500 Dividend Growth
                                                                  Class       Initial Class   Index Fund       Fund
                                                             ---------------- -------------- ------------ ---------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                                 $  (5,131)      $  (3,949)     $    324      $  1,598
   Net realized gain (loss) on investments                       (126,158)         43,408           248           432
   Capital gain distributions from mutual funds                   226,187          91,217            --            --
   Net change in unrealized appreciation (depreciation) of
     investments                                                 (412,411)       (302,736)      (10,569)      (37,924)
                                                                ---------       ---------      --------      --------
Increase (decrease) in net assets resulting from operations      (317,513)       (172,060)       (9,997)      (35,894)
                                                                ---------       ---------      --------      --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                       1,590              30            --            --
   Administrative charges                                            (399)           (443)           --            --
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                       (62,846)       (158,888)            3       123,744
   Mortality reserve transfers                                         --          16,331            --            --
   Contract withdrawals                                          (129,412)       (143,436)           --            --
   Surrender charges                                                  (47)            (23)           --            --
   Death benefits                                                  (1,550)         (2,566)           --            --
   Annuity payments                                                    --          (1,570)       (2,112)       (5,455)
                                                                ---------       ---------      --------      --------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (192,664)       (290,565)       (2,109)      118,289
                                                                ---------       ---------      --------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (510,177)       (462,625)      (12,106)       82,395
NET ASSETS:
   Beginning of year                                              649,648         631,511        28,065        38,252
                                                                ---------       ---------      --------      --------
   End of year                                                  $ 139,471       $ 168,886      $ 15,959      $120,647
                                                                =========       =========      ========      ========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                                 $  (5,758)      $  (8,609)     $    311      $    456
   Net realized gain (loss) on investments                        133,987         180,137           763           372
   Capital gain distributions from mutual funds                   144,619          82,506            --           248
   Net change in unrealized appreciation (depreciation) of
     investments                                                  (67,032)        (14,495)          278           936
                                                                ---------       ---------      --------      --------
Increase (decrease) in net assets resulting from operations       205,816         239,539         1,352         2,012
                                                                ---------       ---------      --------      --------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                       1,980           2,260            --            --
   Administrative charges                                            (769)           (818)           --            --
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                       (85,065)        (14,420)           (4)        9,036
   Mortality reserve transfers                                         --              --            --            --
   Contract withdrawals                                          (194,379)       (235,693)           --            --
   Surrender charges                                                 (325)           (194)           --            --
   Death benefits                                                      --         (37,851)           --            --
   Annuity payments                                                    --          (1,319)       (2,659)       (1,591)
                                                                ---------       ---------      --------      --------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (278,558)       (288,035)       (2,663)        7,445
                                                                ---------       ---------      --------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (72,742)        (48,496)       (1,311)        9,457
NET ASSETS:
   Beginning of year                                              722,390         680,007        29,376        28,795
                                                                ---------       ---------      --------      --------
   End of year                                                  $ 649,648       $ 631,511      $ 28,065      $ 38,252
                                                                =========       =========      ========      ========

                            See accompanying notes.

                                   VA I - 20

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                      Sub-accounts
                                                             --------------------------------------------------------------
                                                                                           Vanguard Inflation-   Vanguard
                                                             Vanguard GNMA Vanguard Health      Protected      International
                                                                 Fund         Care Fund      Securities Fund    Growth Fund
                                                             ------------- --------------- ------------------- -------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                                $  3,630       $    464          $ 13,563          $   212
   Net realized gain (loss) on investments                          129            (46)            5,602             (191)
   Capital gain distributions from mutual funds                      --          3,596                --              472
   Net change in unrealized appreciation (depreciation) of
     investments                                                  8,823        (14,428)          (35,036)          (6,590)
                                                               --------       --------          --------          -------
Increase (decrease) in net assets resulting from operations      12,582        (10,414)          (15,871)          (6,097)
                                                               --------       --------          --------          -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                        --             --                --               --
   Administrative charges                                            --             --                --               --
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                     230,225             18           148,561               (1)
   Mortality reserve transfers                                       --             --                --               --
   Contract withdrawals                                              --             --                --               --
   Surrender charges                                                 --             --                --               --
   Death benefits                                                    --             --                --               --
   Annuity payments                                              (9,784)        (6,817)          (20,529)            (837)
                                                               --------       --------          --------          -------
Increase (decrease) in net assets resulting from principal
  transactions                                                  220,441         (6,799)          128,032             (838)
                                                               --------       --------          --------          -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         233,023        (17,213)          112,161           (6,935)
NET ASSETS:
   Beginning of year                                             20,892         58,366           184,930           14,025
                                                               --------       --------          --------          -------
   End of year                                                 $253,915       $ 41,153          $297,091          $ 7,090
                                                               ========       ========          ========          =======
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                                $    879       $    757          $  8,680          $   165
   Net realized gain (loss) on investments                          (61)         1,517            (1,948)              98
   Capital gain distributions from mutual funds                      --          4,246                --            1,130
   Net change in unrealized appreciation (depreciation) of
     investments                                                    398         (3,952)           10,781              540
                                                               --------       --------          --------          -------
Increase (decrease) in net assets resulting from operations       1,216          2,568            17,513            1,933
                                                               --------       --------          --------          -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                        --             --                --               --
   Administrative charges                                            --             --                --               --
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                       8,668             (6)           22,909               (3)
   Mortality reserve transfers                                       --             --                --               --
   Contract withdrawals                                              --             --                --               --
   Surrender charges                                                 --             --                --               --
   Death benefits                                                    --             --                --               --
   Annuity payments                                              (2,097)        (8,027)          (12,537)          (1,048)
                                                               --------       --------          --------          -------
Increase (decrease) in net assets resulting from principal
  transactions                                                    6,571         (8,033)           10,372           (1,051)
                                                               --------       --------          --------          -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           7,787         (5,465)           27,885              882
NET ASSETS:
   Beginning of year                                             13,105         63,831           157,045           13,143
                                                               --------       --------          --------          -------
   End of year                                                 $ 20,892       $ 58,366          $184,930          $14,025
                                                               ========       ========          ========          =======

                            See accompanying notes.

                                   VA I - 21

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                              Sub-accounts
                                                                         -----------------------------------------------------
                                                                           Vanguard                                Vanguard
                                                                         LifeStrategy   Vanguard     Vanguard    LifeStrategy
                                                                         Conservative LifeStrategy LifeStrategy Moderate Growth
                                                                         Growth Fund  Growth Fund  Income Fund       Fund
                                                                         ------------ ------------ ------------ ---------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                                            $  6,672    $   8,438     $ 13,957     $   14,871
   Net realized gain (loss) on investments                                   (1,322)     (27,403)         142        (57,324)
   Capital gain distributions from mutual funds                                  --           --           --             --
   Net change in unrealized appreciation (depreciation) of investments      (53,135)    (155,936)     (53,068)      (250,376)
                                                                           --------    ---------     --------     ----------
Increase (decrease) in net assets resulting from operations                 (47,785)    (174,901)     (38,969)      (292,829)
                                                                           --------    ---------     --------     ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                    --           --           --             --
   Administrative charges                                                        --           --           --             --
   Net transfers from (to) other Sub-accounts or fixed rate option           64,348      211,392      271,449       (278,517)
   Mortality reserve transfers                                                   --           --           --             --
   Contract withdrawals                                                          --           --           --             --
   Surrender charges                                                             --           --           --             --
   Death benefits                                                                --           --           --             --
   Annuity payments                                                         (17,002)     (29,429)     (25,262)       (70,065)
                                                                           --------    ---------     --------     ----------
Increase (decrease) in net assets resulting from principal transactions      47,346      181,963      246,187       (348,582)
                                                                           --------    ---------     --------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (439)       7,062      207,218       (641,411)
NET ASSETS:
   Beginning of year                                                        191,780      340,884      192,614      1,042,983
                                                                           --------    ---------     --------     ----------
   End of year                                                             $191,341    $ 347,946     $399,832     $  401,572
                                                                           ========    =========     ========     ==========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                                            $  3,806    $   7,107     $  6,727     $   22,638
   Net realized gain (loss) on investments                                      667       39,604        4,802         17,323
   Capital gain distributions from mutual funds                                 110           --          387          1,159
   Net change in unrealized appreciation (depreciation) of investments        1,617      (32,127)        (298)        19,883
                                                                           --------    ---------     --------     ----------
Increase (decrease) in net assets resulting from operations                   6,200       14,584       11,618         61,003
                                                                           --------    ---------     --------     ----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                                    --           --           --             --
   Administrative charges                                                        --           --           --             --
   Net transfers from (to) other Sub-accounts or fixed rate option          159,002      175,963      (27,642)       155,454
   Mortality reserve transfers                                                   --           --           --             --
   Contract withdrawals                                                          --           --           --             --
   Surrender charges                                                             --           --           --             --
   Death benefits                                                                --           --           --             --
   Annuity payments                                                          (6,132)     (17,728)     (13,409)       (80,427)
                                                                           --------    ---------     --------     ----------
Increase (decrease) in net assets resulting from principal transactions     152,870      158,235      (41,051)        75,027
                                                                           --------    ---------     --------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     159,070      172,819      (29,433)       136,030
NET ASSETS:
   Beginning of year                                                         32,710      168,065      222,047        906,953
                                                                           --------    ---------     --------     ----------
   End of year                                                             $191,780    $ 340,884     $192,614     $1,042,983
                                                                           ========    =========     ========     ==========

                            See accompanying notes.

                                   VA I - 22

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                     Sub-accounts
                                                             ------------------------------------------------------------
                                                             Vanguard Prime               Vanguard Small-  Vanguard Small-
                                                              Money Market    Vanguard    Cap Growth Index Cap Value Index
                                                                  Fund      PRIMECAP Fund       Fund            Fund
                                                             -------------- ------------- ---------------- ---------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                                  $   82        $    --        $   (28)         $   276
   Net realized gain (loss) on investments                           --             65             52             (196)
   Capital gain distributions from mutual funds                      --            147             --               --
   Net change in unrealized appreciation (depreciation) of
     investments                                                     --         (1,197)        (7,541)          (7,666)
                                                                 ------        -------        -------          -------
Increase (decrease) in net assets resulting from operations          82           (985)        (7,517)          (7,586)
                                                                 ------        -------        -------          -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                        --             --             --               --
   Administrative charges                                            --             --             --               --
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                          --             (1)             1                1
   Mortality reserve transfers                                       --             --             --               --
   Contract withdrawals                                              --             --             --               --
   Surrender charges                                                 --             --             --               --
   Death benefits                                                    --             --             --               --
   Annuity payments                                                (387)          (252)        (1,479)          (1,843)
                                                                 ------        -------        -------          -------
Increase (decrease) in net assets resulting from principal
  transactions                                                     (387)          (253)        (1,478)          (1,842)
                                                                 ------        -------        -------          -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            (305)        (1,238)        (8,995)          (9,428)
NET ASSETS:
   Beginning of year                                              4,271          3,180         19,622           24,575
                                                                 ------        -------        -------          -------
   End of year                                                   $3,966        $ 1,942        $10,627          $15,147
                                                                 ======        =======        =======          =======
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                                  $  188        $    (5)       $   (63)         $   342
   Net realized gain (loss) on investments                           --            107            395              347
   Capital gain distributions from mutual funds                      --            176             --               --
   Net change in unrealized appreciation (depreciation) of
     investments                                                     --             47          1,411           (2,755)
                                                                 ------        -------        -------          -------
Increase (decrease) in net assets resulting from operations         188            325          1,743           (2,066)
                                                                 ------        -------        -------          -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                        --             --             --               --
   Administrative charges                                            --             --             --               --
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                          --             --             (4)              (4)
   Mortality reserve transfers                                       --             --             --               --
   Contract withdrawals                                              --             --             --               --
   Surrender charges                                                 --             --             --               --
   Death benefits                                                    --             --             --               --
   Annuity payments                                                (394)          (289)        (1,867)          (2,406)
                                                                 ------        -------        -------          -------
Increase (decrease) in net assets resulting from principal
  transactions                                                     (394)          (289)        (1,871)          (2,410)
                                                                 ------        -------        -------          -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            (206)            36           (128)          (4,476)
NET ASSETS:
   Beginning of year                                              4,477          3,144         19,750           29,051
                                                                 ------        -------        -------          -------
   End of year                                                   $4,271        $ 3,180        $19,622          $24,575
                                                                 ======        =======        =======          =======

                            See accompanying notes.

                                   VA I - 23

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                       Sub-accounts
                                                             ---------------------------------------------------------------
                                                             Vanguard Total  Vanguard Total
                                                              Bond Market    International   Vanguard U.S.    Vanguard VIF
                                                               Index Fund   Stock Index Fund  Growth Fund  Balanced Portfolio
                                                             -------------- ---------------- ------------- ------------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                                 $    884       $   3,070        $    (3)      $   166,983
   Net realized gain (loss) on investments                            63          10,920             20           (23,963)
   Capital gain distributions from mutual funds                       --              --             --           265,696
   Net change in unrealized appreciation (depreciation) of
     investments                                                   6,541        (140,599)        (1,685)       (1,769,216)
                                                                --------       ---------        -------       -----------
Increase (decrease) in net assets resulting from operations        7,488        (126,609)        (1,668)       (1,360,500)
                                                                --------       ---------        -------       -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                         --              --             --                --
   Administrative charges                                             --              --             --                --
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                      124,437              24             --           609,998
   Mortality reserve transfers                                        --              --             --                --
   Contract withdrawals                                               --              --             --                --
   Surrender charges                                                  --              --             --                --
   Death benefits                                                     --              --             --                --
   Annuity payments                                               (3,179)        (34,133)          (339)         (416,867)
                                                                --------       ---------        -------       -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                   121,258         (34,109)          (339)          193,131
                                                                --------       ---------        -------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          128,746        (160,718)        (2,007)       (1,167,369)
NET ASSETS:
   Beginning of year                                                  --         307,106          4,581         5,558,044
                                                                --------       ---------        -------       -----------
   End of year                                                  $128,746       $ 146,388        $ 2,574       $ 4,390,675
                                                                ========       =========        =======       ===========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                                 $    123       $   6,199        $    (8)      $   107,432
   Net realized gain (loss) on investments                          (252)         20,233             90            81,529
   Capital gain distributions from mutual funds                       --              --             --           202,295
   Net change in unrealized appreciation (depreciation) of
     investments                                                     244          17,147            334           (21,095)
                                                                --------       ---------        -------       -----------
Increase (decrease) in net assets resulting from operations          115          43,579            416           370,161
                                                                --------       ---------        -------       -----------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                         --              --             --                --
   Administrative charges                                             --              --             --                --
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                       (8,351)            (11)            --           995,423
   Mortality reserve transfers                                        --              --             --                --
   Contract withdrawals                                               --              --             --                --
   Surrender charges                                                  --              --             --                --
   Death benefits                                                     --              --             --                --
   Annuity payments                                                 (191)        (43,711)          (419)         (375,590)
                                                                --------       ---------        -------       -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                    (8,542)        (43,722)          (419)          619,833
                                                                --------       ---------        -------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (8,427)           (143)            (3)          989,994
NET ASSETS:
   Beginning of year                                               8,427         307,249          4,584         4,568,050
                                                                --------       ---------        -------       -----------
   End of year                                                  $     --       $ 307,106        $ 4,581       $ 5,558,044
                                                                ========       =========        =======       ===========

                            See accompanying notes.

                                   VA I - 24

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                    Sub-accounts
                                                             ----------------------------------------------------------
                                                              Vanguard VIF    Vanguard VIF    Vanguard VIF  Vanguard VIF
                                                             Capital Growth Diversified Value Equity Income Equity Index
                                                               Portfolio        Portfolio       Portfolio    Portfolio
                                                             -------------- ----------------- ------------- ------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                                $   1,520        $  15,283       $  15,709    $   8,784
   Net realized gain (loss) on investments                        (3,448)          (8,073)        (12,933)     (25,501)
   Capital gain distributions from mutual funds                   14,450           39,306          46,512       19,442
   Net change in unrealized appreciation (depreciation) of
     investments                                                (192,233)        (334,883)       (243,115)    (225,505)
                                                               ---------        ---------       ---------    ---------
Increase (decrease) in net assets resulting from operations     (179,711)        (288,367)       (193,827)    (222,780)
                                                               ---------        ---------       ---------    ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                         --               --              --           --
   Administrative charges                                             --               --              --           --
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                       75,812           34,013          (9,890)      (3,545)
   Mortality reserve transfers                                        --               --              --      (23,237)
   Contract withdrawals                                               --               --              --           --
   Surrender charges                                                  --               --              --           --
   Death benefits                                                     --               --              --           --
   Annuity payments                                              (38,753)         (47,458)        (36,414)     (48,134)
                                                               ---------        ---------       ---------    ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                    37,059          (13,445)        (46,304)     (74,916)
                                                               ---------        ---------       ---------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (142,652)        (301,812)       (240,131)    (297,696)
NET ASSETS:
   Beginning of year                                             523,022          771,942         642,454      633,813
                                                               ---------        ---------       ---------    ---------
   End of year                                                 $ 380,370        $ 470,130       $ 402,323    $ 336,117
                                                               =========        =========       =========    =========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                                $    (452)       $   9,021       $  13,099    $   4,849
   Net realized gain (loss) on investments                        16,138           25,799          13,017        8,208
   Capital gain distributions from mutual funds                    4,476           22,182          44,655       19,129
   Net change in unrealized appreciation (depreciation) of
     investments                                                   5,114          (43,256)        (42,408)      (5,944)
                                                               ---------        ---------       ---------    ---------
Increase (decrease) in net assets resulting from operations       25,276           13,746          28,363       26,242
                                                               ---------        ---------       ---------    ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                         --               --              --           --
   Administrative charges                                             --               --              --           --
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                      345,897          370,303          40,795      232,029
   Mortality reserve transfers                                      (366)          (2,938)         (4,123)          --
   Contract withdrawals                                               --               --              --           --
   Surrender charges                                                  --               --              --           --
   Death benefits                                                     --               --              --           --
   Annuity payments                                              (25,504)         (55,635)        (46,807)     (55,252)
                                                               ---------        ---------       ---------    ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                   320,027          311,730         (10,135)     176,777
                                                               ---------        ---------       ---------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          345,303          325,476          18,228      203,019
NET ASSETS:
   Beginning of year                                             177,719          446,466         624,226      430,794
                                                               ---------        ---------       ---------    ---------
   End of year                                                 $ 523,022        $ 771,942       $ 642,454    $ 633,813
                                                               =========        =========       =========    =========

                            See accompanying notes.

                                   VA I - 25

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                       Sub-accounts
                                                             ---------------------------------------------------------------
                                                                               Vanguard VIF   Vanguard VIF  Vanguard VIF Mid-
                                                               Vanguard VIF   High Yield Bond International     Cap Index
                                                             Growth Portfolio    Portfolio      Portfolio       Portfolio
                                                             ---------------- --------------- ------------- -----------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                                  $    266        $  25,392     $    37,540      $   4,451
   Net realized gain (loss) on investments                           (801)         (48,081)        (33,884)       (17,221)
   Capital gain distributions from mutual funds                        --               --         165,259         57,181
   Net change in unrealized appreciation (depreciation) of
     investments                                                  (40,602)         (63,537)     (1,187,444)      (241,912)
                                                                 --------        ---------     -----------      ---------
Increase (decrease) in net assets resulting from operations       (41,137)         (86,226)     (1,018,529)      (197,501)
                                                                 --------        ---------     -----------      ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                          --               --              --             --
   Administrative charges                                              --               --              --             --
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                        11,581          (40,227)         58,136          8,175
   Mortality reserve transfers                                         --          (18,274)             --             --
   Contract withdrawals                                                --               --              --             --
   Surrender charges                                                   --               --              --             --
   Death benefits                                                      --               --              --             --
   Annuity payments                                                (7,048)         (29,921)       (128,317)       (29,622)
                                                                 --------        ---------     -----------      ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                      4,533          (88,422)        (70,181)       (21,447)
                                                                 --------        ---------     -----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (36,604)        (174,648)     (1,088,710)      (218,948)
NET ASSETS:
   Beginning of year                                              102,946          370,955       2,197,231        476,573
                                                                 --------        ---------     -----------      ---------
   End of year                                                   $ 66,342        $ 196,307     $ 1,108,521      $ 257,625
                                                                 ========        =========     ===========      =========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                                  $    119        $  23,962     $    20,056      $   2,582
   Net realized gain (loss) on investments                            365             (228)         76,182         20,092
   Capital gain distributions from mutual funds                        --               --          67,358         41,316
   Net change in unrealized appreciation (depreciation) of
     investments                                                    6,439          (18,585)        103,499        (45,288)
                                                                 --------        ---------     -----------      ---------
Increase (decrease) in net assets resulting from operations         6,923            5,149         267,095         18,702
                                                                 --------        ---------     -----------      ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                          --               --              --             --
   Administrative charges                                              --               --              --             --
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                        41,267           26,218         585,674        165,358
   Mortality reserve transfers                                         --           (1,712)         (2,944)            --
   Contract withdrawals                                                --               --              --             --
   Surrender charges                                                   --               --              --             --
   Death benefits                                                      --               --              --             --
   Annuity payments                                                (5,528)         (35,601)       (130,843)       (31,686)
                                                                 --------        ---------     -----------      ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                     35,739          (11,095)        451,887        133,672
                                                                 --------        ---------     -----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            42,662           (5,946)        718,982        152,374
NET ASSETS:
   Beginning of year                                               60,284          376,901       1,478,249        324,199
                                                                 --------        ---------     -----------      ---------
   End of year                                                   $102,946        $ 370,955     $ 2,197,231      $ 476,573
                                                                 ========        =========     ===========      =========

                            See accompanying notes.

                                   VA I - 26

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                    Sub-accounts
                                                             ----------------------------------------------------------
                                                                                         Vanguard VIF
                                                             Vanguard VIF Vanguard VIF    Short-Term      Vanguard VIF
                                                             Money Market  REIT Index  Investment-Grade  Small Company
                                                              Portfolio    Portfolio      Portfolio     Growth Portfolio
                                                             ------------ ------------ ---------------- ----------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                              $    13,289   $  10,168       $  9,075        $     357
   Net realized gain (loss) on investments                            --     (76,016)            19          (11,615)
   Capital gain distributions from mutual funds                       --     123,525             --           20,515
   Net change in unrealized appreciation (depreciation) of
     investments                                                      --    (208,924)       (21,175)         (98,084)
                                                             -----------   ---------       --------        ---------
Increase (decrease) in net assets resulting from operations       13,289    (151,247)       (12,081)         (88,827)
                                                             -----------   ---------       --------        ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                  1,709,485          --             --               --
   Administrative charges                                             --          --             --               --
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                   (2,619,464)     85,863         98,577           (1,900)
   Mortality reserve transfers                                        --          --             --               --
   Contract withdrawals                                               --          --             --               --
   Surrender charges                                                  --          --             --               --
   Death benefits                                                     --          --             --               --
   Annuity payments                                              (27,899)    (25,271)       (24,477)         (14,234)
                                                             -----------   ---------       --------        ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                  (937,878)     60,592         74,100          (16,134)
                                                             -----------   ---------       --------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (924,589)    (90,655)        62,019         (104,961)
NET ASSETS:
   Beginning of year                                           1,684,459     330,909        204,495          233,452
                                                             -----------   ---------       --------        ---------
   End of year                                               $   759,870   $ 240,254       $266,514        $ 128,491
                                                             ===========   =========       ========        =========
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                              $    17,836   $   7,523       $  5,728        $     (32)
   Net realized gain (loss) on investments                            --      (3,286)           198            3,863
   Capital gain distributions from mutual funds                       --      41,010             --           17,110
   Net change in unrealized appreciation (depreciation) of
     investments                                                      --    (134,896)         2,707          (12,571)
                                                             -----------   ---------       --------        ---------
Increase (decrease) in net assets resulting from operations       17,836     (89,649)         8,633            8,370
                                                             -----------   ---------       --------        ---------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                  5,843,510          --             --               --
   Administrative charges                                             --          --             --               --
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                   (4,172,055)     15,479         71,425           68,027
   Mortality reserve transfers                                    (3,079)     (5,122)        (7,223)              --
   Contract withdrawals                                               --          --             --               --
   Surrender charges                                                  --          --             --               --
   Death benefits                                                     --          --             --               --
   Annuity payments                                               (6,052)    (34,647)       (14,182)         (15,038)
                                                             -----------   ---------       --------        ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                 1,662,324     (24,290)        50,020           52,989
                                                             -----------   ---------       --------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        1,680,160    (113,939)        58,653           61,359
NET ASSETS:
   Beginning of year                                               4,299     444,848        145,842          172,093
                                                             -----------   ---------       --------        ---------
   End of year                                               $ 1,684,459   $ 330,909       $204,495        $ 233,452
                                                             ===========   =========       ========        =========

                            See accompanying notes.

                                   VA I - 27

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                    Sub-accounts
                                                             ----------------------------------------------------------
                                                                               Vanguard VIF
                                                               Vanguard VIF    Total Stock
                                                             Total Bond Market Market Index    Vanguard       Vanguard
                                                              Index Portfolio   Portfolio   Wellington Fund Windsor Fund
                                                             ----------------- ------------ --------------- ------------
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                                  $ 30,469      $    22,066     $   2,110      $    29
   Net realized gain (loss) on investments                          5,275          (25,199)      (26,886)         (44)
   Capital gain distributions from mutual funds                        --          128,327            --           --
   Net change in unrealized appreciation (depreciation) of
     investments                                                      338       (1,208,152)      (10,349)      (1,070)
                                                                 --------      -----------     ---------      -------
Increase (decrease) in net assets resulting from operations        36,082       (1,082,958)      (35,125)      (1,085)
                                                                 --------      -----------     ---------      -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                          --               --            --           --
   Administrative charges                                              --               --            --           --
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                       263,671          591,995       (80,124)          (1)
   Mortality reserve transfers                                         --               --            --           --
   Contract withdrawals                                                --               --            --           --
   Surrender charges                                                   --               --            --           --
   Death benefits                                                      --               --            --           --
   Annuity payments                                               (71,025)        (199,089)       (8,496)        (195)
                                                                 --------      -----------     ---------      -------
Increase (decrease) in net assets resulting from principal
  transactions                                                    192,646          392,906       (88,620)        (196)
                                                                 --------      -----------     ---------      -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           228,728         (690,052)     (123,745)      (1,281)
NET ASSETS:
   Beginning of year                                              688,704        2,554,031       125,818        2,738
                                                                 --------      -----------     ---------      -------
   End of year                                                   $917,432      $ 1,863,979     $   2,073      $ 1,457
                                                                 ========      ===========     =========      =======
FOR THE YEAR ENDED DECEMBER 31, 2007
OPERATIONS:
   Net investment income (loss)                                  $ 20,895      $    12,350     $   3,119      $    22
   Net realized gain (loss) on investments                         (3,246)          61,806         1,835           59
   Capital gain distributions from mutual funds                        --          101,823         5,213          311
   Net change in unrealized appreciation (depreciation) of
     investments                                                   21,001          (73,230)         (673)        (500)
                                                                 --------      -----------     ---------      -------
Increase (decrease) in net assets resulting from operations        38,650          102,749         9,494         (108)
                                                                 --------      -----------     ---------      -------
PRINCIPAL TRANSACTIONS:
   Contract purchase payments                                          --               --            --           --
   Administrative charges                                              --               --            --           --
   Net transfers from (to) other Sub-accounts or fixed rate
     option                                                       267,535          460,763          (189)          (1)
   Mortality reserve transfers                                    (10,341)          (1,973)           --           --
   Contract withdrawals                                                --               --            --           --
   Surrender charges                                                   --               --            --           --
   Death benefits                                                      --               --            --           --
   Annuity payments                                               (51,920)        (209,521)      (12,228)        (274)
                                                                 --------      -----------     ---------      -------
Increase (decrease) in net assets resulting from principal
  transactions                                                    205,274          249,269       (12,417)        (275)
                                                                 --------      -----------     ---------      -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           243,924          352,018        (2,923)        (383)
NET ASSETS:
   Beginning of year                                              444,780        2,202,013       128,741        3,121
                                                                 --------      -----------     ---------      -------
   End of year                                                   $688,704      $ 2,554,031     $ 125,818      $ 2,738
                                                                 ========      ===========     =========      =======

                            See accompanying notes.

                                   VA I - 28

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION

Variable Account I (the "Account") was established by AIG Life Insurance Company (the "Company") on June 5, 1986, to fund individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts") issued by the Company. New contracts for the following products are available for sale by the Account:
Group and Individual Immediate Variable Annuity ("GIVA") and Vanguard Lifetime Income Program Group and Individual Immediate Variable Annuity ("Vanguard SPIA"). New contracts for the following products are no longer available for sale by the Account: Ovation, Ovation Plus, Ovation Advisor, Gallery, Variable Annuity, Paradigm, Trilogy, and Profile. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Sub-accounts are as follows:

                  AIM VARIABLE INSURANCE FUNDS ("AIM V.I."):
                 AIM V.I. Capital Appreciation Fund - Series I
                 AIM V.I. International Growth Fund - Series I

 ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. ("ALLIANCEBERNSTEIN"):
     AllianceBernstein Americas Government Income Portfolio - Class A (6)
          AllianceBernstein Balanced Shares Portfolio - Class A (10)
      AllianceBernstein Balanced Wealth Strategy Portfolio - Class A (10)
             AllianceBernstein Global Bond Portfolio - Class A (6)
      AllianceBernstein Global Dollar Government Portfolio - Class A (6)
            AllianceBernstein Global Technology Portfolio - Class A
            AllianceBernstein Global Technology Portfolio - Class B AllianceBernstein Growth and Income Portfolio - Class A AllianceBernstein Growth and Income Portfolio - Class B
                 AllianceBernstein Growth Portfolio - Class A
                 AllianceBernstein Growth Portfolio - Class B
             AllianceBernstein High Yield Portfolio - Class A (6)
        AllianceBernstein Intermediate Bond Portfolio - Class A (6) (7)
          AllianceBernstein Intermediate Bond Portfolio - Class B (7)
        AllianceBernstein International Growth Portfolio - Class A (4)
    AllianceBernstein International Research Growth Portfolio - Class A (4)
           AllianceBernstein International Value Portfolio - Class A
            AllianceBernstein Large Cap Growth Portfolio - Class A AllianceBernstein Large Cap Growth Portfolio - Class B
              AllianceBernstein Money Market Portfolio - Class A
              AllianceBernstein Money Market Portfolio - Class B
         AllianceBernstein Real Estate Investment Portfolio - Class A
            AllianceBernstein Small Cap Growth Portfolio - Class A
           AllianceBernstein Small/Mid Cap Value Portfolio - Class A
      AllianceBernstein U.S. Large Cap Blended Style Portfolio - Class B
             AllianceBernstein Utility Income Portfolio - Class A
                  AllianceBernstein Value Portfolio - Class B

                              AMERICAN FUNDS(R):
                      American Funds(R) AMCAP Fund(R) (1)
              American Funds(R) The Bond Fund of America/SM/ (1)
        American Funds(R) Capital World Growth and Income Fund/SM/ (1)
               American Funds(R) EuroPacific Growth Fund(R) (1)
          American Funds(R) The Investment Company of America(R) (1)
                 American Funds(R) The New Economy Fund(R) (1)
                 American Funds(R) SMALLCAP World Fund(R) (1)

                                   VA I - 29

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

                        AMERICAN FUNDS(R): - CONTINUED
          American Funds(R) Washington Mutual Investors Fund/SM/ (1)

             BLACKROCK VARIABLE SERIES FUNDS, INC. ("BLACKROCK"):
                   BlackRock Basic Value V.I. Fund - Class I
                BlackRock Global Allocation V.I. Fund - Class I
                  BlackRock Global Growth V.I. Fund - Class I
                   BlackRock High Income V.I. Fund - Class I
               BlackRock International Value V.I. Fund - Class I
                 BlackRock Large Cap Core V.I. Fund - Class I
                BlackRock Large Cap Growth V.I. Fund - Class I
                  BlackRock Money Market V.I. Fund - Class I
                BlackRock Total Return V.I. Fund - Class I (5)
        BlackRock Utilities and Telecommunications V.I. Fund - Class I
               BlackRock Value Opportunities V.I. Fund - Class I

                     DELAWARE VIP TRUST ("DELAWARE VIP"):
                 Delaware VIP Balanced Series - Standard Class
             Delaware VIP Capital Reserves Series - Standard Class
               Delaware VIP Cash Reserve Series - Standard Class
           Delaware VIP Growth Opportunities Series - Standard Class
                Delaware VIP High Yield Series - Standard Class
                  Delaware VIP Value Series - Standard Class

                DREYFUS STOCK INDEX FUND, INC. - INITIAL SHARES

               DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF"):
        Dreyfus VIF Small Company Stock Portfolio - Initial Shares (3)

         FIDELITY(R) VARIABLE INSURANCE PRODUCTS ("FIDELITY(R) VIP"):
          Fidelity(R) VIP Asset Manager/SM/ Portfolio - Initial Class
            Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
               Fidelity(R) VIP Growth Portfolio - Initial Class
             Fidelity(R) VIP High Income Portfolio - Initial Class
        Fidelity(R) VIP Investment Grade Bond Portfolio - Initial Class
            Fidelity(R) VIP Money Market Portfolio - Initial Class
              Fidelity(R) VIP Overseas Portfolio - Initial Class

              FRANKLIN(R) TEMPLETON(R) INVESTMENTS ("FRANKLIN"):
             Franklin Gold and Precious Metals Fund - Class A (1) Franklin Mutual Financial Services Fund - Class A (1)
                 Franklin Templeton Foreign Fund - Class A (1)

                        MFS(R) MUTUAL FUNDS ("MFS(R)"):
                     MFS(R) Growth Fund - Class A (1) (8)
                    MFS(R) New Discovery Fund - Class A (1)
                      MFS(R) Research Fund - Class A (1)

                     OPPENHEIMERFUNDS(R) ("OPPENHEIMER"):
               Oppenheimer International Bond Fund - Class A (1)
                Oppenheimer Strategic Income Fund - Class A (1)

                              PUTNAM INVESTMENTS:
                Putnam Discovery Growth Fund - Class A (1) (11)
                  Putnam Health Sciences Trust - Class A (1)
         Putnam International Capital Opportunities Fund - Class A (1)

                                   VA I - 30

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

                        PUTNAM INVESTMENTS: - CONTINUED
                       Putnam Voyager Fund - Class A (1)
              The Putnam Fund for Growth and Income - Class A (1)

                           UBS SERIES TRUST ("UBS"):
                         UBS U.S. Allocation Portfolio

               THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UIF"):
             UIF Capital Growth Portfolio - Class I Shares (1) (9)
           UIF Core Plus Fixed Income Portfolio - Class I Shares (1)
            UIF International Magnum Portfolio - Class I Shares (1)
               UIF Mid Cap Growth Portfolio - Class I Shares (1)
                   UIF Value Portfolio - Class I Shares (1)

                VAN ECK WORLDWIDE INSURANCE TRUST ("VAN ECK"):
            Van Eck Worldwide Emerging Markets Fund - Initial Class
              Van Eck Worldwide Hard Assets Fund - Initial Class

                    THE VANGUARD GROUP(R) ("VANGUARD(R)"):
                          Vanguard(R) 500 Index Fund
                       Vanguard(R) Dividend Growth Fund
                             Vanguard(R) GNMA Fund
                         Vanguard(R) Health Care Fund
                Vanguard(R) Inflation-Protected Securities Fund
                   Vanguard(R) International Growth Fund (2)
             Vanguard(R) LifeStrategy(R) Conservative Growth Fund
                    Vanguard(R) LifeStrategy(R) Growth Fund
                    Vanguard(R) LifeStrategy(R) Income Fund
               Vanguard(R) LifeStrategy(R) Moderate Growth Fund
                      Vanguard(R) Prime Money Market Fund
                           Vanguard(R) PRIMECAP Fund
                    Vanguard(R) Small-Cap Growth Index Fund
                    Vanguard(R) Small-Cap Value Index Fund
                   Vanguard(R) Total Bond Market Index Fund
               Vanguard(R) Total International Stock Index Fund
                         Vanguard(R) U.S. Growth Fund
                        Vanguard(R) Wellington(TM) Fund
                         Vanguard(R) Windsor(TM) Fund

           VANGUARD(R) VARIABLE INSURANCE FUND ("VANGUARD(R) VIF"):
                      Vanguard(R) VIF Balanced Portfolio
                   Vanguard(R) VIF Capital Growth Portfolio
                  Vanguard(R) VIF Diversified Value Portfolio
                    Vanguard(R) VIF Equity Income Portfolio
                    Vanguard(R) VIF Equity Index Portfolio
                       Vanguard(R) VIF Growth Portfolio
                   Vanguard(R) VIF High Yield Bond Portfolio
                    Vanguard(R) VIF International Portfolio
                    Vanguard(R) VIF Mid-Cap Index Portfolio
                    Vanguard(R) VIF Money Market Portfolio
                     Vanguard(R) VIF REIT Index Portfolio
             Vanguard(R) VIF Short-Term Investment-Grade Portfolio
                Vanguard(R) VIF Small Company Growth Portfolio
               Vanguard(R) VIF Total Bond Market Index Portfolio
              Vanguard(R) VIF Total Stock Market Index Portfolio

                                   VA I - 31

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

(1) Sub-accounts had no activity in the current year.

(2) Effective May 2, 2005, Vanguard International Growth Fund is no longer offered as an investment option.

(3) Effective April 30, 2007, Dreyfus VIF Small Company Stock Portfolio - Initial Shares was closed and liquidated.

(4) Effective December 7, 2007, AllianceBernstein International Research Growth Portfolio - Class A was acquired by AllianceBernstein International Growth Portfolio - Class A.

(5) Effective December 10, 2007, BlackRock Bond V.I. Fund - Class I changed its name to BlackRock Total Return V.I. Fund - Class I.

(6) Effective April 25, 2008, AllianceBernstein Americas Government Income Portfolio - Class A, AllianceBernstein Global Bond Portfolio - Class A, AllianceBernstein Global Dollar Government Portfolio - Class A, and AllianceBernstein High Yield Portfolio - Class A were acquired by AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A.

(7) Effective April 25, 2008, AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A and AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B changed its name to AllianceBernstein Intermediate Bond Portfolio - Class A and AllianceBernstein Intermediate Bond Portfolio - Class B, respectively.

(8) Effective May 1, 2008, MFS Emerging Growth Fund - Class A changed its name to MFS Growth Fund - Class A.

(9) Effective May 1, 2008, UIF Equity Growth Portfolio - Class I Shares changed its name to UIF Capital Growth Portfolio - Class I Shares.

(10)Effective September 26, 2008, AllianceBernstein Balanced Shares Portfolio - Class A was acquired by AllianceBernstein Balanced Wealth Strategy Portfolio - Class A.

(11)Effective December 8, 2008, the Putnam Discovery Growth Fund - Class A is no longer offered as an investment option under the GIVA contract.

In addition to the Sub-accounts above, contract owners may allocate contract funds to a fixed account that is part of the Company's general account. Contract owners should refer to the prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with contract owner instructions. The purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

The accompanying financial statements of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Account and the methods of applying those principles are presented below.

RECENT ACCOUNTING PRONOUNCEMENTS - In September 2006, the FASB issued FAS
No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements but does not change existing guidance about whether an instrument is carried at fair value. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Account adopted FAS 157 on January 1, 2008, its required effective date, and it resulted in no cumulative effect to the financial statements.

FAIR VALUE MEASUREMENTS - Beginning January 1, 2008, assets and liabilities recorded at fair value in the Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

                                   VA I - 32

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION - CONTINUED

Level 1 - Fair value measurements determined by quoted prices in active markets for identical investments. The Account does not adjust the quoted price for such instruments. Level 1 assets and liabilities include government and agency securities, actively traded listed common stocks, most separate account assets and most mutual funds.

Level 2 - Fair value measurements based on observable inputs other than quoted prices included in Level 1, inputs such as quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. Level 2 assets and liabilities typically include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, mutual fund and derivative contracts.

Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Level 3 assets and liabilities principally include fixed maturities.

The Account assets measured at fair value as of December 31, 2008 consist of investments in mutual funds that trade daily and are measured at fair value using end of day net asset values per share. As all assets of the account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) is present. See Note E - Investments for the table presenting information about assets measured at fair value at December 31, 2008.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

SECURITY VALUATION - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

ANNUITY RESERVES - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% or 5.0% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Account to the Company. If there are transfers between the Company and the Account they will be disclosed as mortality reserve transfers in the Statement of Changes in Net Assets under principal transactions.

Annuity reserves are calculated according to either the 1983(a) Individual Mortality Table or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

FEDERAL INCOME TAXES - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

                                   VA I - 33

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION - CONTINUED

ACCUMULATION UNIT - This is a measuring unit used to calculate the contract owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

NOTE C - CONTRACT CHARGES

PREMIUM TAXES - The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Sub-accounts. A summary of the charges by contract follows:

                                                   MORTALITY & EXPENSE RISK AND
                                                      ADMINISTRATIVE CHARGES
CONTRACTS                                              MAXIMUM ANNUAL RATE
-------------------------------------------------  ----------------------------
Gallery                                                        1.40%
Ovation                                                        1.40%
Ovation Advisor                                                1.40%
Ovation Plus                                                   1.40%
Paradigm                                                       1.40%
Profile                                                        1.40%
GIVA                                                           1.25%
Trilogy                                                        1.40%
Vanguard SPIA                                                  0.52%
Variable Annuity                                               1.40%

ACCIDENTAL DEATH BENEFIT CHARGES - Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent, on an annual basis, to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk and administrative charges line of the Statement of Operations.

ANNUAL ADMINISTRATIVE FEE - An annual administrative expense charge of $30 may be assessed against each contract on its anniversary date. The annual administrative expense is paid by redemption of units outstanding. Contracts under the Vanguard SPIA and GIVA products are not subject to the annual administrative expense charge. Annual fees are included with administrative charges in the Statement of Changes in Net Assets under principal transactions.

DISTRIBUTION CHARGES - Daily charges for distribution expenses are assessed on all contracts issued under the Ovation Plus product and are equivalent, on an annual basis, to 0.20% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets under principal transactions.

DEATH BENEFIT RIDER CHARGES - The Annual Ratchet Plan is a death benefit rider. Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to 0.10% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets under principal transactions.

The Equity Assurance Plan is a death benefit rider. Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to a maximum 0.20% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets under principal transactions.

                                   VA I - 34

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE C - CONTRACT CHARGES - CONTINUED

The Estate Benefit Payment is a death benefit rider. Daily charges for the Estate Benefit Payment option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to 0.20% of the value of the contracts. These charges are paid to the Company by redemption of units outstanding. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets under principal transactions.

TRANSFER CHARGES - A $10 transfer fee for each transfer in excess of 12 during the contract year may be assessed on all contracts issued under the Vanguard SPIA and GIVA products. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. The transfer charges are paid by redemption of units outstanding. Transfer charges are included with net transfers from
(to) other sub-accounts or fixed rate option in the Statement of Changes in Net Assets under principal transactions.

SURRENDER CHARGE - In the event that a contract owner withdraws all or a portion of the contract value within the surrender charge period, the contracts provide that they will be assessed a surrender charge. The surrender charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts. Contracts under the Ovation Advisor, Vanguard SPIA and GIVA products are not subjected to surrender charges. For the Vanguard SPIA product, a partial withdrawal transaction charge may be assessed for each partial withdrawal. The partial withdrawal transaction charge is the lesser of 2% of the amount withdrawn or $25. The surrender charges and partial withdrawals are paid by redemption of units outstanding. The surrender charges and partial withdrawals are included with surrender charges in the Statement of Changes in Net Assets under principal transactions.

                                   VA I - 35

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES

For the year ended December 31, 2008, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                      Cost of     Proceeds
Sub-accounts                                                         Purchases   from Sales
------------------------------------------------------------------- ----------- ------------
AIM V.I. Capital Appreciation Fund - Series I                       $    28,323 $    251,870
AIM V.I. International Growth Fund - Series I                            21,220      420,021
AllianceBernstein Americas Government Income Portfolio - Class A      5,111,377   31,843,018
AllianceBernstein Balanced Shares Portfolio - Class A                16,204,388  104,432,140
AllianceBernstein Balanced Wealth Strategy Portfolio - Class A       83,552,571    7,294,228
AllianceBernstein Global Bond Portfolio - Class A                     6,484,251   20,367,692
AllianceBernstein Global Dollar Government Portfolio - Class A        1,870,619   18,004,028
AllianceBernstein Global Technology Portfolio - Class A                 160,594    6,578,960
AllianceBernstein Global Technology Portfolio - Class B               1,376,387    5,905,758
AllianceBernstein Growth and Income Portfolio - Class A              20,095,145   27,923,663
AllianceBernstein Growth and Income Portfolio - Class B              24,517,637   38,734,667
AllianceBernstein Growth Portfolio - Class A                            436,812   10,363,155
AllianceBernstein Growth Portfolio - Class B                          1,199,708   10,210,222
AllianceBernstein High Yield Portfolio - Class A                      3,322,915   22,755,152
AllianceBernstein Intermediate Bond Portfolio - Class A              97,448,413   36,067,772
AllianceBernstein Intermediate Bond Portfolio - Class B                 299,127      562,156
AllianceBernstein International Growth Portfolio - Class A            3,602,311   22,339,379
AllianceBernstein International Value Portfolio - Class A             5,374,387   12,052,338
AllianceBernstein Large Cap Growth Portfolio - Class A                  438,537   17,972,224
AllianceBernstein Large Cap Growth Portfolio - Class B                1,732,726   14,118,665
AllianceBernstein Money Market Portfolio - Class A                   14,274,638   10,894,012
AllianceBernstein Money Market Portfolio - Class B                   26,753,612   19,177,624
AllianceBernstein Real Estate Investment Portfolio - Class A          8,235,267   10,394,239
AllianceBernstein Small Cap Growth Portfolio - Class A                1,321,924    6,444,486
AllianceBernstein Small/Mid Cap Value Portfolio - Class A             5,083,410   12,059,845
AllianceBernstein U.S. Large Cap Blended Style Portfolio - Class B      568,417      967,513
AllianceBernstein Utility Income Portfolio - Class A                  7,591,805   12,910,473
AllianceBernstein Value Portfolio - Class B                           4,143,474   16,218,094
BlackRock Basic Value V.I. Fund - Class I                               189,431      702,981
BlackRock Global Allocation V.I. Fund - Class I                         381,555      584,950
BlackRock Global Growth V.I. Fund - Class I                               1,738       77,149
BlackRock High Income V.I. Fund - Class I                                31,086       65,269
BlackRock International Value V.I. Fund - Class I                       156,255      329,231
BlackRock Large Cap Core V.I. Fund - Class I                             56,582      163,559
BlackRock Large Cap Growth V.I. Fund - Class I                           33,003      266,764
BlackRock Money Market V.I. Fund - Class I                              329,419      396,486
BlackRock Total Return V.I. Fund - Class I                               12,145       65,582
BlackRock Utilities and Telecommunications V.I. Fund - Class I           38,471      134,816
BlackRock Value Opportunities V.I. Fund - Class I                        93,449      234,428
Delaware VIP Balanced Series - Standard Class                            22,331      161,712
Delaware VIP Capital Reserves Series - Standard Class                     7,588        2,065
Delaware VIP Cash Reserve Series - Standard Class                        83,243      240,334
Delaware VIP Growth Opportunities Series - Standard Class               139,944      290,814
Delaware VIP High Yield Series - Standard Class                          74,026       92,573
Delaware VIP Value Series - Standard Class                              329,111      532,862
Dreyfus Stock Index Fund, Inc. - Initial Shares                          81,562      861,855
Fidelity VIP Asset Manager Portfolio - Initial Class                    703,153    1,203,996
Fidelity VIP Contrafund Portfolio - Initial Class                        86,088      769,126
Fidelity VIP Growth Portfolio - Initial Class                            19,595      860,282
Fidelity VIP High Income Portfolio - Initial Class                       51,857      157,977
Fidelity VIP Investment Grade Bond Portfolio - Initial Class            592,909      658,078
Fidelity VIP Money Market Portfolio - Initial Class                     755,527    1,302,173

                                   VA I - 36

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES - CONTINUED

For the year ended December 31, 2008, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                          Cost of    Proceeds
Sub-accounts                                             Purchases  from Sales
-------------------------------------------------------- ---------- ----------
Fidelity VIP Overseas Portfolio - Initial Class          $   27,402 $   31,151
UBS U.S. Allocation Portfolio                               383,893  2,212,556
Van Eck Worldwide Emerging Markets Fund - Initial Class     229,541    201,150
Van Eck Worldwide Hard Assets Fund - Initial Class          139,768    343,064
Vanguard 500 Index Fund                                         494      2,279
Vanguard Dividend Growth Fund                               125,792      5,907
Vanguard GNMA Fund                                          234,373     10,302
Vanguard Health Care Fund                                     4,315      7,055
Vanguard Inflation-Protected Securities Fund                318,001    176,404
Vanguard International Growth Fund                              766        920
Vanguard LifeStrategy Conservative Growth Fund               72,238     18,221
Vanguard LifeStrategy Growth Fund                           489,386    298,984
Vanguard LifeStrategy Income Fund                           287,846     27,703
Vanguard LifeStrategy Moderate Growth Fund                   52,756    386,466
Vanguard Prime Money Market Fund                                113        418
Vanguard PRIMECAP Fund                                          168        274
Vanguard Small-Cap Growth Index Fund                             91      1,597
Vanguard Small-Cap Value Index Fund                             431      1,998
Vanguard Total Bond Market Index Fund                       125,485      3,344
Vanguard Total International Stock Index Fund                 4,281     35,320
Vanguard U.S. Growth Fund                                        24        366
Vanguard VIF Balanced Portfolio                           1,841,577  1,215,767
Vanguard VIF Capital Growth Portfolio                       209,312    156,282
Vanguard VIF Diversified Value Portfolio                    184,647    143,503
Vanguard VIF Equity Income Portfolio                        119,987    104,070
Vanguard VIF Equity Index Portfolio                          30,853     77,543
Vanguard VIF Growth Portfolio                                12,161      7,363
Vanguard VIF High Yield Bond Portfolio                       75,877    138,908
Vanguard VIF International Portfolio                        489,196    356,578
Vanguard VIF Mid-Cap Index Portfolio                         95,872     55,689
Vanguard VIF Money Market Portfolio                       2,071,262  2,995,851
Vanguard VIF REIT Index Portfolio                           353,133    158,849
Vanguard VIF Short-Term Investment-Grade Portfolio          109,306     26,130
Vanguard VIF Small Company Growth Portfolio                  39,358     34,619
Vanguard VIF Total Bond Market Index Portfolio              544,854    321,739
Vanguard VIF Total Stock Market Index Portfolio             783,318    240,019
Vanguard Wellington Fund                                      2,808     89,317
Vanguard Windsor Fund                                            45        211

                                   VA I - 37

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - INVESTMENTS

The following is a summary of fund shares owned as of December 31, 2008.

                                                                         Net Asset Value Value of Shares Cost of Shares
Sub-accounts                                                    Shares      Per Share     at Fair Value       Held      Level (a)
------------------------------------------------------------- ---------- --------------- --------------- -------------- ---------
AIM V.I. Capital Appreciation Fund - Series I                     13,509     $16.89       $    228,170    $    318,412      1
AIM V.I. International Growth Fund - Series I                     12,619      19.49            245,936         355,707      1
AllianceBernstein Balanced Wealth Strategy Portfolio - Class
  A                                                            7,147,697       8.63         61,684,625      74,721,976      1
AllianceBernstein Global Technology Portfolio - Class A        1,546,118      10.90         16,852,684      40,132,559      1
AllianceBernstein Global Technology Portfolio - Class B          700,758      10.67          7,477,090      10,742,380      1
AllianceBernstein Growth and Income Portfolio - Class A        4,620,370      13.10         60,526,851      99,165,208      1
AllianceBernstein Growth and Income Portfolio - Class B        5,075,050      12.97         65,823,393     101,882,128      1
AllianceBernstein Growth Portfolio - Class A                   1,715,268      13.18         22,607,229      38,724,621      1
AllianceBernstein Growth Portfolio - Class B                   1,313,592      12.87         16,905,929      20,182,828      1
AllianceBernstein Intermediate Bond Portfolio - Class A       10,367,776      10.50        108,861,653     116,374,844      1
AllianceBernstein Intermediate Bond Portfolio - Class B          118,442      10.40          1,231,792       1,377,423      1
AllianceBernstein International Growth Portfolio - Class A     3,172,818      12.52         39,723,681      81,598,499      1
AllianceBernstein International Value Portfolio - Class A      1,631,149      11.05         18,024,201      34,174,709      1
AllianceBernstein Large Cap Growth Portfolio - Class A         2,279,738      18.47         42,106,763      71,012,320      1
AllianceBernstein Large Cap Growth Portfolio - Class B         1,551,796      18.03         27,978,873      32,584,123      1
AllianceBernstein Money Market Portfolio - Class A            18,189,472       1.00         18,189,472      18,189,472      1
AllianceBernstein Money Market Portfolio - Class B            21,794,274       1.00         21,794,274      21,794,274      1
AllianceBernstein Real Estate Investment Portfolio - Class A   1,680,217       7.86         13,206,507      28,361,305      1
AllianceBernstein Small Cap Growth Portfolio - Class A         1,758,545       8.43         14,824,535      20,963,930      1
AllianceBernstein Small/Mid Cap Value Portfolio - Class A      2,157,005       9.92         21,397,490      35,033,996      1
AllianceBernstein U.S. Large Cap Blended Style Portfolio -
  Class B                                                        195,180       7.22          1,409,199       2,467,578      1
AllianceBernstein Utility Income Portfolio - Class A           1,353,930      16.40         22,204,447      29,955,961      1
AllianceBernstein Value Portfolio - Class B                    3,152,670       7.59         23,928,763      37,916,300      1
BlackRock Basic Value V.I. Fund - Class I                        329,725       8.35          2,753,201       4,542,100      1
BlackRock Global Allocation V.I. Fund - Class I                  106,424      12.53          1,333,489       1,571,708      1
BlackRock Global Growth V.I. Fund - Class I                       32,735       9.69            317,203         331,889      1
BlackRock High Income V.I. Fund - Class I                         43,152       4.69            202,381         327,115      1
BlackRock International Value V.I. Fund - Class I                143,771       7.11          1,022,210       1,870,486      1
BlackRock Large Cap Core V.I. Fund - Class I                      64,442      17.38          1,120,010       1,778,939      1
BlackRock Large Cap Growth V.I. Fund - Class I                    56,646       7.49            424,282         556,050      1
BlackRock Money Market V.I. Fund - Class I                       238,355       1.00            238,355         238,355      1
BlackRock Total Return V.I. Fund - Class I                        17,152       9.79            167,920         203,001      1
BlackRock Utilities and Telecommunications V.I. Fund -
  Class I                                                         41,994       7.69            322,931         469,622      1
BlackRock Value Opportunities V.I. Fund - Class I                 78,260      10.81            845,990       1,790,502      1
Delaware VIP Balanced Series - Standard Class                     30,111      11.05            332,724         433,189      1
Delaware VIP Capital Reserves Series - Standard Class             17,115       9.20            157,461         167,722      1
Delaware VIP Cash Reserve Series - Standard Class                 78,843       1.00             78,843          78,843      1
Delaware VIP Growth Opportunities Series - Standard Class         34,882      11.21            391,025         660,863      1
Delaware VIP High Yield Series - Standard Class                   69,967       4.14            289,663         390,743      1
Delaware VIP Value Series - Standard Class                       156,069      12.83          2,002,368       2,555,523      1
Dreyfus Stock Index Fund, Inc. - Initial Shares                   82,917      22.98          1,905,426       2,428,385      1
Fidelity VIP Asset Manager Portfolio - Initial Class             145,460      10.31          1,499,698       2,108,037      1
Fidelity VIP Contrafund Portfolio - Initial Class                 48,695      15.39            749,411       1,411,994      1
Fidelity VIP Growth Portfolio - Initial Class                     41,905      23.53            986,025       1,251,077      1
Fidelity VIP High Income Portfolio - Initial Class                80,255       3.96            317,810         484,964      1
Fidelity VIP Investment Grade Bond Portfolio - Initial Class      99,018      11.84          1,172,370       1,245,360      1
Fidelity VIP Money Market Portfolio - Initial Class            1,830,301       1.00          1,830,301       1,830,301      1
Fidelity VIP Overseas Portfolio - Initial Class                    7,546      12.17             91,837         110,764      1
UBS U.S. Allocation Portfolio                                    603,651       9.66          5,831,271       8,362,282      1
Van Eck Worldwide Emerging Markets Fund - Initial Class           23,720       5.88            139,471         408,253      1
Van Eck Worldwide Hard Assets Fund - Initial Class                 9,007      18.75            168,887         293,549      1

                                   VA I - 38

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - INVESTMENTS - CONTINUED

The following is a summary of fund shares owned as of December 31, 2008.

                                                            Net Asset Value Value of Shares Cost of Shares
Sub-accounts                                        Shares     Per Share     at Fair Value       Held      Level (a)
--------------------------------------------------- ------- --------------- --------------- -------------- ---------
Vanguard 500 Index Fund                                 192     $ 83.09       $   15,959      $   21,952       1
Vanguard Dividend Growth Fund                        10,889       11.08          120,647         152,508       1
Vanguard GNMA Fund                                   24,000       10.58          253,915         244,755       1
Vanguard Health Care Fund                               406      101.44           41,153          50,538       1
Vanguard Inflation-Protected Securities Fund         25,789       11.52          297,091         328,855       1
Vanguard International Growth Fund                      581       12.20            7,091          13,090       1
Vanguard LifeStrategy Conservative Growth Fund       14,387       13.30          191,341         236,527       1
Vanguard LifeStrategy Growth Fund                    21,747       16.00          347,947         501,528       1
Vanguard LifeStrategy Income Fund                    32,693       12.23          399,832         444,307       1
Vanguard LifeStrategy Moderate Growth Fund           26,629       15.08          401,572         505,719       1
Vanguard Prime Money Market Fund                      3,966        1.00            3,966           3,966       1
Vanguard PRIMECAP Fund                                   44       44.54            1,942           2,251       1
Vanguard Small-Cap Growth Index Fund                    893       11.90           10,627          14,417       1
Vanguard Small-Cap Value Index Fund                   1,484       10.21           15,148          22,563       1
Vanguard Total Bond Market Index Fund                12,647       10.18          128,746         122,204       1
Vanguard Total International Stock Index Fund        13,567       10.79          146,388         154,043       1
Vanguard U.S. Growth Fund                               210       12.26            2,574           3,271       1
Vanguard VIF Balanced Portfolio                     295,668       14.85        4,390,675       5,699,554       1
Vanguard VIF Capital Growth Portfolio                30,626       12.42          380,370         549,944       1
Vanguard VIF Diversified Value Portfolio             49,125        9.57          470,130         783,883       1
Vanguard VIF Equity Income Portfolio                 33,305       12.08          402,323         625,737       1
Vanguard VIF Equity Index Portfolio                  19,087       17.61          336,117         544,633       1
Vanguard VIF Growth Portfolio                         7,463        8.89           66,342          99,673       1
Vanguard VIF High Yield Bond Portfolio               33,216        5.91          196,308         271,292       1
Vanguard VIF International Portfolio                 93,942       11.80        1,108,521       2,031,929       1
Vanguard VIF Mid-Cap Index Portfolio                 27,942        9.22          257,625         497,070       1
Vanguard VIF Money Market Portfolio                 759,870        1.00          759,870         759,870       1
Vanguard VIF REIT Index Portfolio                    31,406        7.65          240,254         505,105       1
Vanguard VIF Short-Term Investment-Grade Portfolio   26,785        9.95          266,514         281,808       1
Vanguard VIF Small Company Growth Portfolio          13,138        9.78          128,491         229,831       1
Vanguard VIF Total Bond Market Index Portfolio       78,953       11.62          917,433         896,667       1
Vanguard VIF Total Stock Market Index Portfolio     102,586       18.17        1,863,979       2,976,206       1
Vanguard Wellington Fund                                 85       24.43            2,074           2,524       1
Vanguard Windsor Fund                                   162        9.02            1,458           2,530       1

(a)Represents the level within the fair value hierarchy under which the portfolio is classified as defined in FAS 157 and described in Note B to the financial statements.

                                   VA I - 39

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2008.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Sub-accounts                                                 Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------------------------------ ------------ -------------- ------------- ------------- ------------
2 AIM V.I. Capital Appreciation Fund - Series I                      --             (2)         --            --              (2)
3 AIM V.I. Capital Appreciation Fund - Series I                   1,004        (19,137)      1,518        (2,759)        (19,374)
2 AIM V.I. International Growth Fund - Series I                      --             (1)         --            --              (1)
3 AIM V.I. International Growth Fund - Series I                     114        (23,122)        718           (40)        (22,330)
1 AllianceBernstein Americas Government Income Portfolio -
  Class A                                                           358     (1,202,736)         10        (1,553)     (1,203,921)
2 AllianceBernstein Americas Government Income Portfolio -
  Class A                                                            --        (12,335)         --            --         (12,335)
1 AllianceBernstein Balanced Shares Portfolio - Class A           6,369     (4,291,694)        152        (3,277)     (4,288,450)
2 AllianceBernstein Balanced Shares Portfolio - Class A              --        (72,012)         --            --         (72,012)
3 AllianceBernstein Balanced Shares Portfolio - Class A              --        (25,679)         --            --         (25,679)
1 AllianceBernstein Balanced Wealth Strategy Portfolio -
  Class A                                                     7,870,517       (467,528)      6,184          (484)      7,408,689
2 AllianceBernstein Balanced Wealth Strategy Portfolio -
  Class A                                                       134,498        (11,595)         --            --         122,903
3 AllianceBernstein Balanced Wealth Strategy Portfolio -
  Class A                                                        24,068           (245)         --            --          23,823
1 AllianceBernstein Global Bond Portfolio - Class A                  12       (763,448)         79          (714)       (764,071)
2 AllianceBernstein Global Bond Portfolio - Class A                  --        (21,876)         --            --         (21,876)
1 AllianceBernstein Global Dollar Government Portfolio -
  Class A                                                            46       (464,082)         --          (249)       (464,285)
2 AllianceBernstein Global Dollar Government Portfolio -
  Class A                                                            --         (8,966)         --            --          (8,966)
1 AllianceBernstein Global Technology Portfolio - Class A         1,898       (380,472)        796        (1,476)       (379,254)
2 AllianceBernstein Global Technology Portfolio - Class A            --        (18,873)         --            --         (18,873)
3 AllianceBernstein Global Technology Portfolio - Class A           142         (3,633)         --            --          (3,491)
4 AllianceBernstein Global Technology Portfolio - Class B           559       (273,522)         --           (97)       (273,060)
5 AllianceBernstein Global Technology Portfolio - Class B            --        (19,683)         --            --         (19,683)
1 AllianceBernstein Growth and Income Portfolio - Class A         1,752       (675,464)        572        (1,413)       (674,553)
2 AllianceBernstein Growth and Income Portfolio - Class A            --        (17,589)         --            --         (17,589)
3 AllianceBernstein Growth and Income Portfolio - Class A           115        (19,844)        955        (1,090)        (19,864)
4 AllianceBernstein Growth and Income Portfolio - Class B         2,642       (955,692)         65          (548)       (953,533)
5 AllianceBernstein Growth and Income Portfolio - Class B           144        (30,943)         --            --         (30,799)
1 AllianceBernstein Growth Portfolio - Class A                      961       (392,720)        448          (706)       (392,017)
2 AllianceBernstein Growth Portfolio - Class A                       --         (7,078)         --            --          (7,078)
3 AllianceBernstein Growth Portfolio - Class A                       19         (8,164)         --            --          (8,145)
4 AllianceBernstein Growth Portfolio - Class B                      683       (364,316)         --           (17)       (363,650)
5 AllianceBernstein Growth Portfolio - Class B                       --        (12,768)         --            --         (12,768)
1 AllianceBernstein High Yield Portfolio - Class A                  454     (1,786,835)         --          (660)     (1,787,041)
2 AllianceBernstein High Yield Portfolio - Class A                   --        (51,096)         --            --         (51,096)
1 AllianceBernstein Intermediate Bond Portfolio - Class A     5,158,566     (1,810,527)      5,170        (2,685)      3,350,524
2 AllianceBernstein Intermediate Bond Portfolio - Class A       184,335        (42,938)         --            --         141,397
4 AllianceBernstein Intermediate Bond Portfolio - Class B         1,146        (21,063)         --            --         (19,917)
5 AllianceBernstein Intermediate Bond Portfolio - Class B            --            (50)         --            --             (50)
1 AllianceBernstein International Growth Portfolio - Class A      2,809       (562,062)      1,338        (1,418)       (559,333)
2 AllianceBernstein International Growth Portfolio - Class A         --        (34,009)         --            --         (34,009)
1 AllianceBernstein International Value Portfolio - Class A         492       (472,217)         57          (153)       (471,821)
2 AllianceBernstein International Value Portfolio - Class A       7,606        (22,311)         --            --         (14,705)
1 AllianceBernstein Large Cap Growth Portfolio - Class A          6,198       (604,121)        403        (1,823)       (599,343)
2 AllianceBernstein Large Cap Growth Portfolio - Class A             --        (23,926)         --            --         (23,926)
3 AllianceBernstein Large Cap Growth Portfolio - Class A             --         (1,864)         --          (165)         (2,029)
4 AllianceBernstein Large Cap Growth Portfolio - Class B          3,336       (443,711)         63        (1,122)       (441,434)
5 AllianceBernstein Large Cap Growth Portfolio - Class B          1,509        (11,912)         --            --         (10,403)
1 AllianceBernstein Money Market Portfolio - Class A          1,124,481       (863,737)      1,074        (1,191)        260,627
2 AllianceBernstein Money Market Portfolio - Class A              4,340        (24,586)         --            --         (20,246)
4 AllianceBernstein Money Market Portfolio - Class B          2,080,580     (1,493,496)         --          (128)        586,956
5 AllianceBernstein Money Market Portfolio - Class B                 --        (22,661)         --            --         (22,661)
1 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                           289       (318,128)      1,104        (1,433)       (318,168)

                                   VA I - 40

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2008.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Sub-accounts                                                 Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
2 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                           --         (23,819)         --            --         (23,819)
1 AllianceBernstein Small Cap Growth Portfolio - Class A         2,638        (383,046)      1,179        (1,825)       (381,054)
2 AllianceBernstein Small Cap Growth Portfolio - Class A         1,765         (24,846)         --            --         (23,081)
3 AllianceBernstein Small Cap Growth Portfolio - Class A           178            (657)         --            --            (479)
1 AllianceBernstein Small/Mid Cap Value Portfolio - Class A      1,409        (598,753)        188        (2,400)       (599,556)
2 AllianceBernstein Small/Mid Cap Value Portfolio - Class A      2,420         (14,273)         --            --         (11,853)
4 AllianceBernstein U.S. Large Cap Blended Style Portfolio
  - Class B                                                         --         (57,756)         45          (248)        (57,959)
5 AllianceBernstein U.S. Large Cap Blended Style Portfolio
  - Class B                                                         --            (319)         --            --            (319)
1 AllianceBernstein Utility Income Portfolio - Class A             333        (372,376)         12          (167)       (372,198)
2 AllianceBernstein Utility Income Portfolio - Class A              --         (11,497)         --            --         (11,497)
4 AllianceBernstein Value Portfolio - Class B                    3,017      (1,286,218)      1,252        (5,050)     (1,286,999)
5 AllianceBernstein Value Portfolio - Class B                       --         (16,577)         --            --         (16,577)
1 BlackRock Basic Value V.I. Fund - Class I                         30         (26,616)          9           (38)        (26,615)
2 BlackRock Basic Value V.I. Fund - Class I                         --          (6,729)         --            --          (6,729)
1 BlackRock Global Allocation V.I. Fund - Class I                4,148         (15,314)         --            --         (11,166)
2 BlackRock Global Allocation V.I. Fund - Class I                   --          (1,620)         --            --          (1,620)
1 BlackRock Global Growth V.I. Fund - Class I                       --          (6,297)         --            --          (6,297)
2 BlackRock Global Growth V.I. Fund - Class I                        1             (58)         --            --             (57)
1 BlackRock High Income V.I. Fund - Class I                        523          (4,554)         --            --          (4,031)
2 BlackRock High Income V.I. Fund - Class I                         --             (48)         --            --             (48)
1 BlackRock International Value V.I. Fund - Class I                 --         (15,724)         --            --         (15,724)
2 BlackRock International Value V.I. Fund - Class I                  4            (793)         --            --            (789)
1 BlackRock Large Cap Core V.I. Fund - Class I                      31          (7,873)          9           (40)         (7,873)
2 BlackRock Large Cap Core V.I. Fund - Class I                      --             (60)         --            --             (60)
1 BlackRock Large Cap Growth V.I. Fund - Class I                 2,165         (24,414)         --            --         (22,249)
1 BlackRock Money Market V.I. Fund - Class I                    20,553         (26,192)         --            --          (5,639)
2 BlackRock Money Market V.I. Fund - Class I                     3,836          (3,843)         --            --              (7)
1 BlackRock Total Return V.I. Fund - Class I                        --          (2,758)         --            --          (2,758)
2 BlackRock Total Return V.I. Fund - Class I                        --          (1,835)         --            --          (1,835)
1 BlackRock Utilities and Telecommunications V.I. Fund -
  Class I                                                           --          (4,975)         --            --          (4,975)
2 BlackRock Utilities and Telecommunications V.I. Fund -
  Class I                                                           --             (10)         --            --             (10)
1 BlackRock Value Opportunities V.I. Fund - Class I                 --          (5,648)         --            --          (5,648)
2 BlackRock Value Opportunities V.I. Fund - Class I                 --          (2,255)         --            --          (2,255)
7 Delaware VIP Balanced Series - Standard Class                     --          (6,057)         --            --          (6,057)
7 Delaware VIP Capital Reserves Series - Standard Class             --              (3)         --            --              (3)
7 Delaware VIP Cash Reserve Series - Standard Class              5,503          (5,503)         --            --              --
7 Delaware VIP Cash Reserve Series - Standard Class                 --          (8,968)         --            --          (8,968)
7 Delaware VIP Growth Opportunities Series - Standard Class         --          (3,532)         --            --          (3,532)
7 Delaware VIP Growth Opportunities Series - Standard Class         --          (6,305)         --            --          (6,305)
7 Delaware VIP High Yield Series - Standard Class                1,944             (30)         --            --           1,914
7 Delaware VIP High Yield Series - Standard Class                   58          (4,074)         --            --          (4,016)
7 Delaware VIP Value Series - Standard Class                        --              --          --            --              --
7 Delaware VIP Value Series - Standard Class                        --         (12,738)          4          (117)        (12,851)
2 Dreyfus Stock Index Fund, Inc. - Initial Shares                   --              --          --            --              --
3 Dreyfus Stock Index Fund, Inc. - Initial Shares                  455         (41,159)        883        (1,867)        (41,688)
3 Fidelity VIP Asset Manager Portfolio - Initial Class          11,682         (54,961)         --          (146)        (43,425)
2 Fidelity VIP Contrafund Portfolio - Initial Class                 --              --          --            --              --
3 Fidelity VIP Contrafund Portfolio - Initial Class                261         (35,463)      1,391        (1,447)        (35,258)
2 Fidelity VIP Growth Portfolio - Initial Class                     --              (1)         --            --              (1)
3 Fidelity VIP Growth Portfolio - Initial Class                    401         (46,208)         --          (188)        (45,995)
2 Fidelity VIP High Income Portfolio - Initial Class                --              --          --            --              --
3 Fidelity VIP High Income Portfolio - Initial Class               712         (11,326)         --            --         (10,614)

                                   VA I - 41

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2008.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Sub-accounts                                                 Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
3 Fidelity VIP Investment Grade Bond Portfolio - Initial
  Class                                                         22,968        (30,608)        1,220        (1,520)       (7,940)
3 Fidelity VIP Money Market Portfolio - Initial Class           50,071        (92,295)           --          (373)      (42,597)
3 Fidelity VIP Overseas Portfolio - Initial Class                  291         (1,521)           --            --        (1,230)
1 UBS U.S. Allocation Portfolio                                     39       (115,271)           --            --      (115,232)
2 UBS U.S. Allocation Portfolio                                     --        (11,474)           --            --       (11,474)
3 Van Eck Worldwide Emerging Markets Fund - Initial Class           64         (8,616)           --            --        (8,552)
2 Van Eck Worldwide Hard Assets Fund - Initial Class                --             (1)           --            --            (1)
3 Van Eck Worldwide Hard Assets Fund - Initial Class                 1         (9,541)          427           (34)       (9,147)
1 Vanguard 500 Index Fund                                           --             --            --          (184)         (184)
6 Vanguard Dividend Growth Fund                                     --             --         8,167          (400)        7,767
1 Vanguard GNMA Fund                                                --             --        16,743          (418)       16,325
6 Vanguard GNMA Fund                                                --             --         2,576          (386)        2,190
6 Vanguard Health Care Fund                                         --             --            --          (487)         (487)
6 Vanguard Inflation-Protected Securities Fund                      --             --        11,295        (1,600)        9,695
1 Vanguard International Growth Fund                                --             --            --           (50)          (50)
1 Vanguard LifeStrategy Conservative Growth Fund                    --             --            --          (215)         (215)
6 Vanguard LifeStrategy Conservative Growth Fund                    --             --         4,787        (1,134)        3,653
1 Vanguard LifeStrategy Growth Fund                                 --             --            --           (86)          (86)
6 Vanguard LifeStrategy Growth Fund                                 --             --        14,158        (2,082)       12,076
1 Vanguard LifeStrategy Income Fund                                 --             --         4,387          (240)        4,147
6 Vanguard LifeStrategy Income Fund                                 --             --        17,658        (1,846)       15,812
1 Vanguard LifeStrategy Moderate Growth Fund                        --             --            --       (30,250)      (30,250)
6 Vanguard LifeStrategy Moderate Growth Fund                        --             --            60        (3,014)       (2,954)
1 Vanguard Prime Money Market Fund                                  --             --            --           (34)          (34)
1 Vanguard PRIMECAP Fund                                            --             --            --           (18)          (18)
1 Vanguard Small-Cap Growth Index Fund                              --             --            --          (105)         (105)
1 Vanguard Small-Cap Value Index Fund                               --             --            --          (148)         (148)
1 Vanguard Total Bond Market Index Fund                             --             --         9,990          (250)        9,740
6 Vanguard Total International Stock Index Fund                     --             --            --        (1,906)       (1,906)
1 Vanguard U.S. Growth Fund                                         --             --            --           (35)          (35)
6 Vanguard VIF Balanced Portfolio                                   --             --        38,477       (29,419)        9,058
6 Vanguard VIF Capital Growth Portfolio                             --             --         4,125        (2,576)        1,549
1 Vanguard VIF Diversified Value Portfolio                          --             --            --          (110)         (110)
6 Vanguard VIF Diversified Value Portfolio                          --             --         1,519        (3,228)       (1,709)
1 Vanguard VIF Equity Income Portfolio                              --             --            --           (45)          (45)
6 Vanguard VIF Equity Income Portfolio                              --             --            --        (3,452)       (3,452)
1 Vanguard VIF Equity Index Portfolio                               --             --            --           (55)          (55)
6 Vanguard VIF Equity Index Portfolio                               --             --            --        (6,435)       (6,435)
6 Vanguard VIF Growth Portfolio                                     --             --           901          (607)          294
1 Vanguard VIF High Yield Bond Portfolio                            --             --            --       (10,424)      (10,424)
6 Vanguard VIF High Yield Bond Portfolio                            --             --         3,980        (3,579)          401
1 Vanguard VIF International Portfolio                              --             --            --        (6,800)       (6,800)
6 Vanguard VIF International Portfolio                              --             --         4,488        (6,489)       (2,001)
6 Vanguard VIF Mid-Cap Index Portfolio                              --             --           251        (2,008)       (1,757)
1 Vanguard VIF Money Market Portfolio                               --             --        10,913          (273)       10,640
6 Vanguard VIF Money Market Portfolio                               --             --       149,623      (243,231)      (93,608)
1 Vanguard VIF REIT Index Portfolio                                 --             --            --          (100)         (100)
6 Vanguard VIF REIT Index Portfolio                                 --             --         4,611        (1,483)        3,128
6 Vanguard VIF Short-Term Investment-Grade Portfolio                --             --         8,525        (2,150)        6,375
6 Vanguard VIF Small Company Growth Portfolio                       --             --            --        (1,375)       (1,375)
1 Vanguard VIF Total Bond Market Index Portfolio                    --             --            --          (107)         (107)
6 Vanguard VIF Total Bond Market Index Portfolio                    --             --        21,807        (5,834)       15,973

                                   VA I - 42

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2008.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Sub-accounts                                                 Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
6 Vanguard VIF Total Stock Market Index Portfolio                 --            --          43,437        (15,493)      27,944
1 Vanguard Wellington Fund                                        --            --              --         (7,989)      (7,989)
1 Vanguard Windsor Fund                                           --            --              --            (18)         (18)

                                   VA I - 43

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2007.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Sub-accounts                                                 Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------------------------------ ------------ -------------- ------------- ------------- ------------
2 AIM V.I. Capital Appreciation Fund - Series I                   1,252            (54)         --            --           1,198
3 AIM V.I. Capital Appreciation Fund - Series I                     197        (20,346)         --           (24)        (20,173)
2 AIM V.I. International Growth Fund - Series I                      --            (90)         --            --             (90)
3 AIM V.I. International Growth Fund - Series I                   3,961        (19,604)          5            (5)        (15,643)
1 AllianceBernstein Americas Government Income Portfolio -
  Class A                                                         6,484       (256,255)         --          (313)       (250,084)
2 AllianceBernstein Americas Government Income Portfolio -
  Class A                                                            --         (4,502)         --            --          (4,502)
1 AllianceBernstein Balanced Shares Portfolio - Class A          18,767     (1,008,868)         --          (953)       (991,054)
2 AllianceBernstein Balanced Shares Portfolio - Class A              --        (65,393)         --            --         (65,393)
3 AllianceBernstein Balanced Shares Portfolio - Class A             102         (2,303)         --            --          (2,201)
1 AllianceBernstein Global Bond Portfolio - Class A             117,686       (156,932)        819          (208)        (38,635)
2 AllianceBernstein Global Bond Portfolio - Class A               3,861         (4,608)         --            --            (747)
3 AllianceBernstein Global Bond Portfolio - Class A                  --            (62)         --            --             (62)
1 AllianceBernstein Global Dollar Government Portfolio -
  Class A                                                        15,046       (116,847)         --           (54)       (101,855)
2 AllianceBernstein Global Dollar Government Portfolio -
  Class A                                                            --         (5,377)         --            --          (5,377)
1 AllianceBernstein Global Technology Portfolio - Class A         3,928       (589,313)         --          (688)       (586,073)
2 AllianceBernstein Global Technology Portfolio - Class A         5,130        (23,389)         --            --         (18,259)
3 AllianceBernstein Global Technology Portfolio - Class A           403        (13,274)         --            --         (12,871)
4 AllianceBernstein Global Technology Portfolio - Class B         1,044       (198,845)         --          (102)       (197,903)
5 AllianceBernstein Global Technology Portfolio - Class B         6,719         (8,883)         --            --          (2,164)
1 AllianceBernstein Growth and Income Portfolio - Class A         5,733     (1,046,258)         --          (924)     (1,041,449)
2 AllianceBernstein Growth and Income Portfolio - Class A         1,857        (67,906)         --            --         (66,049)
3 AllianceBernstein Growth and Income Portfolio - Class A            98        (31,325)         --          (179)        (31,406)
4 AllianceBernstein Growth and Income Portfolio - Class B         7,685       (616,497)         --          (576)       (609,388)
5 AllianceBernstein Growth and Income Portfolio - Class B           258        (18,291)         --            --         (18,033)
1 AllianceBernstein Growth Portfolio - Class A                    2,924       (659,696)         --          (268)       (657,040)
2 AllianceBernstein Growth Portfolio - Class A                       --        (19,651)         --            --         (19,651)
3 AllianceBernstein Growth Portfolio - Class A                       18        (28,069)         --            --         (28,051)
4 AllianceBernstein Growth Portfolio - Class B                    1,496       (286,903)         --           (18)       (285,425)
5 AllianceBernstein Growth Portfolio - Class B                       --         (7,432)         --            --          (7,432)
1 AllianceBernstein High Yield Portfolio - Class A                2,002       (540,563)        851          (191)       (537,901)
2 AllianceBernstein High Yield Portfolio - Class A                   --        (41,176)         --            --         (41,176)
1 AllianceBernstein International Growth Portfolio - Class A  1,453,849       (284,739)      3,223          (224)      1,172,109
2 AllianceBernstein International Growth Portfolio - Class A     46,728        (10,712)         --            --          36,016
1 AllianceBernstein International Research Growth Portfolio
  - Class A                                                       1,053     (2,497,593)        209        (5,171)     (2,501,502)
2 AllianceBernstein International Research Growth Portfolio
  - Class A                                                          --       (105,524)         --            --        (105,524)
1 AllianceBernstein International Value Portfolio - Class A      36,308       (417,194)        528          (119)       (380,477)
2 AllianceBernstein International Value Portfolio - Class A          90        (20,265)         --            --         (20,175)
1 AllianceBernstein Large Cap Growth Portfolio - Class A          5,378       (965,349)         --        (1,238)       (961,209)
2 AllianceBernstein Large Cap Growth Portfolio - Class A          2,942        (60,267)         --            --         (57,325)
3 AllianceBernstein Large Cap Growth Portfolio - Class A             --         (7,312)          8          (159)         (7,463)
4 AllianceBernstein Large Cap Growth Portfolio - Class B          6,516       (330,417)      1,340        (1,197)       (323,758)
5 AllianceBernstein Large Cap Growth Portfolio - Class B            216        (21,895)         --            --         (21,679)
1 AllianceBernstein Money Market Portfolio - Class A          1,023,342     (1,305,978)        119        (1,145)       (283,662)
2 AllianceBernstein Money Market Portfolio - Class A             47,693        (46,292)         --            --           1,401
4 AllianceBernstein Money Market Portfolio - Class B            731,773       (747,955)      1,588          (135)        (14,729)
5 AllianceBernstein Money Market Portfolio - Class B             16,326        (22,697)         --            --          (6,371)
1 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                         5,135       (400,544)        326          (675)       (395,758)
2 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                         2,358        (17,704)         --            --         (15,346)
1 AllianceBernstein Small Cap Growth Portfolio - Class A          4,821       (817,226)        678          (845)       (812,572)
2 AllianceBernstein Small Cap Growth Portfolio - Class A             --        (20,530)         --            --         (20,530)
3 AllianceBernstein Small Cap Growth Portfolio - Class A          1,830           (783)         --            --           1,047

                                   VA I - 44

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2007.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Sub-accounts                                                 Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------------------------------ ------------ -------------- ------------- ------------- ------------
1 AllianceBernstein Small/Mid Cap Value Portfolio - Class A      9,126       (470,316)       1,135        (2,357)      (462,412)
2 AllianceBernstein Small/Mid Cap Value Portfolio - Class A         87        (19,536)          --            --        (19,449)
1 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                          312,950       (642,409)       1,610        (1,419)      (329,268)
2 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                              156        (14,050)          --            --        (13,894)
4 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class B                                               --        (72,272)          --            --        (72,272)
5 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class B                                              123         (2,098)          --            --         (1,975)
4 AllianceBernstein U.S. Large Cap Blended Style Portfolio
  - Class B                                                     54,333        (46,518)          --          (210)         7,605
5 AllianceBernstein U.S. Large Cap Blended Style Portfolio
  - Class B                                                         --         (2,178)          --            --         (2,178)
1 AllianceBernstein Utility Income Portfolio - Class A          41,966       (313,480)          --          (176)      (271,690)
2 AllianceBernstein Utility Income Portfolio - Class A              83        (19,904)          --            --        (19,821)
4 AllianceBernstein Value Portfolio - Class B                    7,112       (868,027)       2,589        (4,760)      (863,086)
5 AllianceBernstein Value Portfolio - Class B                      259        (40,048)          --            --        (39,789)
1 BlackRock Basic Value V.I. Fund - Class I                         22        (59,079)          --           (40)       (59,097)
2 BlackRock Basic Value V.I. Fund - Class I                        176         (3,359)          --            --         (3,183)
1 BlackRock Global Allocation V.I. Fund - Class I                7,096        (23,551)          --            --        (16,455)
2 BlackRock Global Allocation V.I. Fund - Class I                   --         (5,511)          --            --         (5,511)
1 BlackRock Global Growth V.I. Fund - Class I                       --        (10,968)          --            --        (10,968)
2 BlackRock Global Growth V.I. Fund - Class I                       --            (49)          --            --            (49)
1 BlackRock High Income V.I. Fund - Class I                        718         (6,306)          --            --         (5,588)
2 BlackRock High Income V.I. Fund - Class I                         --            (40)          --            --            (40)
1 BlackRock International Value V.I. Fund - Class I                 --        (22,961)          --            --        (22,961)
2 BlackRock International Value V.I. Fund - Class I                 --         (3,742)          --            --         (3,742)
1 BlackRock Large Cap Core V.I. Fund - Class I                   8,405        (11,390)          --           (41)        (3,026)
2 BlackRock Large Cap Core V.I. Fund - Class I                      --           (653)          --            --           (653)
1 BlackRock Large Cap Growth V.I. Fund - Class I                 5,349         (7,204)          --            --         (1,855)
1 BlackRock Money Market V.I. Fund - Class I                    37,684        (49,872)          --            --        (12,188)
2 BlackRock Money Market V.I. Fund - Class I                        --             (6)          --            --             (6)
1 BlackRock Total Return V.I. Fund - Class I                       152         (3,338)          --            --         (3,186)
2 BlackRock Total Return V.I. Fund - Class I                        --             (4)          --            --             (4)
1 BlackRock Utilities and Telecommunications V.I. Fund -
  Class I                                                        3,627         (8,384)          --            --         (4,757)
2 BlackRock Utilities and Telecommunications V.I. Fund -
  Class I                                                           --             (9)          --            --             (9)
1 BlackRock Value Opportunities V.I. Fund - Class I                 --        (21,305)          --            --        (21,305)
2 BlackRock Value Opportunities V.I. Fund - Class I                122         (3,803)          --            --         (3,681)
7 Delaware VIP Balanced Series - Standard Class                     --         (8,027)          --            --         (8,027)
7 Delaware VIP Capital Reserves Series - Standard Class             --             (2)          --            --             (2)
7 Delaware VIP Cash Reserve Series - Standard Class                 83            (83)          --            --             --
7 Delaware VIP Cash Reserve Series - Standard Class                 --         (1,272)          --            --         (1,272)
7 Delaware VIP Growth Opportunities Series - Standard Class         --           (167)          --            --           (167)
7 Delaware VIP Growth Opportunities Series - Standard Class         --         (1,097)          --            --         (1,097)
7 Delaware VIP High Yield Series - Standard Class                   --            (27)          --            --            (27)
7 Delaware VIP High Yield Series - Standard Class                   --         (1,022)          --            --         (1,022)
7 Delaware VIP Value Series - Standard Class                        --             (1)          --            --             (1)
7 Delaware VIP Value Series - Standard Class                       278        (19,573)         124          (247)       (19,418)
2 Dreyfus Stock Index Fund, Inc. - Initial Shares                   --           (120)          --            --           (120)
3 Dreyfus Stock Index Fund, Inc. - Initial Shares                  562        (62,510)          --          (232)       (62,180)
2 Dreyfus VIF Small Company Stock Portfolio - Initial Shares        --         (1,040)          --            --         (1,040)
3 Dreyfus VIF Small Company Stock Portfolio - Initial Shares        59        (51,902)          --            --        (51,843)
3 Fidelity VIP Asset Manager Portfolio - Initial Class              --        (93,786)          --          (138)       (93,924)
2 Fidelity VIP Contrafund Portfolio - Initial Class                 --             (1)          --            --             (1)

                                   VA I - 45

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2007.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Sub-accounts                                                 Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
3 Fidelity VIP Contrafund Portfolio - Initial Class                391        (46,596)           --           (91)      (46,296)
2 Fidelity VIP Growth Portfolio - Initial Class                     --             --            --            --            --
3 Fidelity VIP Growth Portfolio - Initial Class                    467        (51,937)           --          (191)      (51,661)
2 Fidelity VIP High Income Portfolio - Initial Class                55             --            --            --            55
3 Fidelity VIP High Income Portfolio - Initial Class               216        (13,114)           --            --       (12,898)
3 Fidelity VIP Investment Grade Bond Portfolio - Initial
  Class                                                          1,838        (19,992)           --          (318)      (18,472)
3 Fidelity VIP Money Market Portfolio - Initial Class          144,831       (133,666)           --          (391)       10,774
3 Fidelity VIP Overseas Portfolio - Initial Class                   17         (1,055)           --            --        (1,038)
1 UBS U.S. Allocation Portfolio                                    371       (173,228)           --            --      (172,857)
2 UBS U.S. Allocation Portfolio                                     --        (19,022)           --            --       (19,022)
3 Van Eck Worldwide Emerging Markets Fund - Initial Class           87        (11,485)           --            --       (11,398)
2 Van Eck Worldwide Hard Assets Fund - Initial Class                --             (2)           --            --            (2)
3 Van Eck Worldwide Hard Assets Fund - Initial Class                90        (10,096)            5            (5)      (10,006)
1 Vanguard 500 Index Fund                                           --             --            --          (193)         (193)
6 Vanguard Dividend Growth Fund                                     --             --           575          (102)          473
6 Vanguard GNMA Fund                                                --             --           765          (183)          582
6 Vanguard Health Care Fund                                         --             --            --          (507)         (507)
6 Vanguard Inflation-Protected Securities Fund                      --             --         1,899        (1,060)          839
1 Vanguard International Growth Fund                                --             --            --           (53)          (53)
1 Vanguard LifeStrategy Conservative Growth Fund                    --             --            --          (226)         (226)
6 Vanguard LifeStrategy Conservative Growth Fund                    --             --        11,860          (222)       11,638
1 Vanguard LifeStrategy Growth Fund                                 --             --            --           (91)          (91)
6 Vanguard LifeStrategy Growth Fund                                 --             --        11,177        (1,031)       10,146
1 Vanguard LifeStrategy Income Fund                                 --             --            --          (203)         (203)
6 Vanguard LifeStrategy Income Fund                                 --             --            --        (3,164)       (3,164)
1 Vanguard LifeStrategy Moderate Growth Fund                        --             --            62        (3,003)       (2,941)
6 Vanguard LifeStrategy Moderate Growth Fund                        --             --        10,496        (2,502)        7,994
1 Vanguard Prime Money Market Fund                                  --             --            --           (36)          (36)
1 Vanguard PRIMECAP Fund                                            --             --            --           (19)          (19)
1 Vanguard Small-Cap Growth Index Fund                              --             --            --          (110)         (110)
1 Vanguard Small-Cap Value Index Fund                               --             --            --          (157)         (157)
1 Vanguard Total Bond Market Index Fund                             --             --            --          (705)         (705)
6 Vanguard Total International Stock Index Fund                     --             --            --        (1,999)       (1,999)
1 Vanguard U.S. Growth Fund                                         --             --            --           (38)          (38)
6 Vanguard VIF Balanced Portfolio                                   --             --        64,936       (24,562)       40,374
6 Vanguard VIF Capital Growth Portfolio                             --             --        20,943        (1,670)       19,273
1 Vanguard VIF Diversified Value Portfolio                          --             --            --          (116)         (116)
6 Vanguard VIF Diversified Value Portfolio                          --             --        20,936        (3,274)       17,662
1 Vanguard VIF Equity Income Portfolio                              --             --            --           (48)          (48)
6 Vanguard VIF Equity Income Portfolio                              --             --         2,695        (3,060)         (365)
1 Vanguard VIF Equity Index Portfolio                               --             --           635           (43)          592
6 Vanguard VIF Equity Index Portfolio                               --             --        15,149        (3,617)       11,532
6 Vanguard VIF Growth Portfolio                                     --             --         3,027          (407)        2,620
1 Vanguard VIF High Yield Bond Portfolio                            --             --           743        (1,062)         (319)
6 Vanguard VIF High Yield Bond Portfolio                            --             --         1,381        (1,952)         (571)
1 Vanguard VIF International Portfolio                              --             --            --        (1,295)       (1,295)
6 Vanguard VIF International Portfolio                              --             --        27,455        (5,654)       21,801
6 Vanguard VIF Mid-Cap Index Portfolio                              --             --         9,233        (1,744)        7,489
6 Vanguard VIF Money Market Portfolio                               --             --       525,960      (377,679)      148,281
1 Vanguard VIF REIT Index Portfolio                                 --             --            --          (105)         (105)
6 Vanguard VIF REIT Index Portfolio                                 --             --            --        (2,060)       (2,060)
6 Vanguard VIF Short-Term Investment-Grade Portfolio                --             --         6,734        (2,309)        4,425

                                   VA I - 46

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2007.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Sub-accounts                                                 Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-----------------------------------------------------------  ------------ -------------- ------------- ------------- ------------
6 Vanguard VIF Small Company Growth Portfolio                     --            --           4,830         (1,007)       3,823
1 Vanguard VIF Total Bond Market Index Portfolio                  --            --              --           (113)        (113)
6 Vanguard VIF Total Bond Market Index Portfolio                  --            --          24,059         (5,743)      18,316
6 Vanguard VIF Total Stock Market Index Portfolio                 --            --          29,751        (13,609)      16,142
1 Vanguard Wellington Fund                                        --            --              --           (821)        (821)
1 Vanguard Windsor Fund                                           --            --              --            (18)         (18)

Footnotes

1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and GIVA products.

2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

3  Profile product.

4 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

5 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

6  Vanguard SPIA product.

7  Variable Annuity product.

                                   VA I - 47

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2008 are as follows:

                                                                                           Investment
                                                                       Unit                  Income    Expense    Total
Sub-accounts                                                   Units   Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------ --------- ------ ------------ ---------- --------- ----------
2 AIM V.I. Capital Appreciation Fund - Series I                  2,184 $ 7.52 $     16,431    0.00%     1.45%     -43.32%
3 AIM V.I. Capital Appreciation Fund - Series I                 27,983   7.57      211,739    0.00%     1.40%     -43.29%
2 AIM V.I. International Growth Fund - Series I                    888  12.12       10,758    0.34%     1.45%     -41.24%
3 AIM V.I. International Growth Fund - Series I                 19,304  12.18      235,177    0.34%     1.40%     -41.21%
1 AllianceBernstein Americas Government Income Portfolio -
  Class A                                                           --     --           --    9.81%     1.40%       0.90%
2 AllianceBernstein Americas Government Income Portfolio -
  Class A                                                           --     --           --   21.98%     1.45%       0.89%
1 AllianceBernstein Balanced Shares Portfolio - Class A             --     --           --    8.61%     1.40%     -16.29%
2 AllianceBernstein Balanced Shares Portfolio - Class A             --     --           --    8.66%     1.45%     -16.32%
3 AllianceBernstein Balanced Shares Portfolio - Class A             --     --           --    8.79%     1.40%     -16.29%
1 AllianceBernstein Balanced Wealth Strategy Portfolio -
  Class A                                                    7,408,689   8.16   60,486,851    0.00%     1.40%     -17.80%
2 AllianceBernstein Balanced Wealth Strategy Portfolio -
  Class A                                                      122,903   8.16    1,003,277    0.00%     1.45%     -17.81%
3 AllianceBernstein Balanced Wealth Strategy Portfolio -
  Class A                                                       23,823   8.16      194,497    0.00%     1.40%     -17.80%
1 AllianceBernstein Global Bond Portfolio - Class A                 --     --           --   27.25%     1.40%       4.94%
2 AllianceBernstein Global Bond Portfolio - Class A                 --     --           --   26.26%     1.45%       4.92%
1 AllianceBernstein Global Dollar Government Portfolio -
  Class A                                                           --     --           --   14.33%     1.40%       0.04%
2 AllianceBernstein Global Dollar Government Portfolio -
  Class A                                                           --     --           --   14.08%     1.45%       0.03%
1 AllianceBernstein Global Technology Portfolio - Class A    1,527,969  10.46   15,990,067    0.00%     1.40%     -48.10%
2 AllianceBernstein Global Technology Portfolio - Class A       73,037  10.41      759,966    0.00%     1.45%     -48.13%
3 AllianceBernstein Global Technology Portfolio - Class A       10,136  10.13      102,651    0.00%     1.40%     -48.10%
4 AllianceBernstein Global Technology Portfolio - Class B      673,898  10.25    6,910,565    0.00%     1.40%     -48.20%
5 AllianceBernstein Global Technology Portfolio - Class B       55,562  10.20      566,524    0.00%     1.45%     -48.22%
1 AllianceBernstein Growth and Income Portfolio - Class A    2,047,376  28.31   57,954,519    2.12%     1.40%     -41.43%
2 AllianceBernstein Growth and Income Portfolio - Class A       52,031  28.15    1,464,440    2.04%     1.45%     -41.46%
3 AllianceBernstein Growth and Income Portfolio - Class A       63,098  17.56    1,107,892    2.01%     1.40%     -41.43%
4 AllianceBernstein Growth and Income Portfolio - Class B    2,326,963  27.68   64,406,548    1.81%     1.40%     -41.52%
5 AllianceBernstein Growth and Income Portfolio - Class B       51,483  27.52    1,416,845    1.88%     1.45%     -41.55%
1 AllianceBernstein Growth Portfolio - Class A               1,257,007  17.06   21,450,588    0.00%     1.40%     -43.27%
2 AllianceBernstein Growth Portfolio - Class A                  47,060  16.97      798,500    0.00%     1.45%     -43.30%
3 AllianceBernstein Growth Portfolio - Class A                  30,358  11.80      358,141    0.00%     1.40%     -43.27%
4 AllianceBernstein Growth Portfolio - Class B                 977,190  16.66   16,282,989    0.00%     1.40%     -43.40%
5 AllianceBernstein Growth Portfolio - Class B                  37,599  16.57      622,940    0.00%     1.45%     -43.43%
1 AllianceBernstein High Yield Portfolio - Class A                  --     --           --   19.71%     1.40%      -0.94%
2 AllianceBernstein High Yield Portfolio - Class A                  --     --           --   15.95%     1.45%      -0.96%
1 AllianceBernstein Intermediate Bond Portfolio - Class A *  6,709,847  15.73  105,551,242    3.27%     1.40%      -7.68%
2 AllianceBernstein Intermediate Bond Portfolio - Class A *    211,647  15.64    3,310,410    2.52%     1.45%      -7.73%
4 AllianceBernstein Intermediate Bond Portfolio - Class B *     77,530  15.36    1,190,599    5.36%     1.40%      -7.89%
5 AllianceBernstein Intermediate Bond Portfolio - Class B *      2,698  15.27       41,192    4.79%     1.45%      -7.93%
1 AllianceBernstein International Growth Portfolio - Class A 1,807,056  21.35   38,577,558    0.00%     1.40%     -49.56%
2 AllianceBernstein International Growth Portfolio - Class A    53,994  21.23    1,146,122    0.00%     1.45%     -49.59%
1 AllianceBernstein International Value Portfolio - Class A  1,467,739  11.91   17,481,359    1.25%     1.40%     -53.84%
2 AllianceBernstein International Value Portfolio - Class A     45,752  11.86      542,842    1.38%     1.45%     -53.86%
1 AllianceBernstein Large Cap Growth Portfolio - Class A     2,049,693  19.76   40,508,475    0.00%     1.40%     -40.50%
2 AllianceBernstein Large Cap Growth Portfolio - Class A        78,344  19.65    1,539,510    0.00%     1.45%     -40.53%
3 AllianceBernstein Large Cap Growth Portfolio - Class A         6,593   8.91       58,778    0.00%     1.40%     -40.50%
4 AllianceBernstein Large Cap Growth Portfolio - Class B     1,413,102  19.34   27,323,347    0.00%     1.40%     -40.66%
5 AllianceBernstein Large Cap Growth Portfolio - Class B        34,097  19.23      655,526    0.00%     1.45%     -40.69%
1 AllianceBernstein Money Market Portfolio - Class A         1,320,556  13.64   18,012,804    1.76%     1.40%       0.48%
2 AllianceBernstein Money Market Portfolio - Class A            14,200  13.56      192,595    2.24%     1.45%       0.43%
4 AllianceBernstein Money Market Portfolio - Class B         1,614,066  13.32   21,500,689    1.48%     1.40%       0.23%

                                   VA I - 48

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2008 are as follows:

                                                                                          Investment
                                                                       Unit                 Income    Expense    Total
Sub-accounts                                                   Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
-----------------------------------------------------------  --------- ------ ----------- ---------- --------- ----------
5 AllianceBernstein Money Market Portfolio - Class B            23,305 $13.24 $   308,679    1.38%     1.45%       0.18%
1 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                      706,954  18.09  12,790,871    1.96%     1.40%     -36.58%
2 AllianceBernstein Real Estate Investment Portfolio -
  Class A                                                       23,104  17.99     415,637    1.56%     1.45%     -36.61%
1 AllianceBernstein Small Cap Growth Portfolio - Class A     1,738,801   8.18  14,228,153    0.00%     1.40%     -46.30%
2 AllianceBernstein Small Cap Growth Portfolio - Class A        66,567   8.14     541,594    0.00%     1.45%     -46.33%
3 AllianceBernstein Small Cap Growth Portfolio - Class A         6,889   7.95      54,789    0.00%     1.40%     -46.30%
1 AllianceBernstein Small/Mid Cap Value Portfolio - Class A  1,630,713  12.72  20,749,184    0.79%     1.40%     -36.47%
2 AllianceBernstein Small/Mid Cap Value Portfolio - Class A     51,147  12.68     648,307    0.79%     1.45%     -36.51%
4 AllianceBernstein U.S. Large Cap Blended Style Portfolio
  - Class B                                                    167,424   8.19   1,371,606    0.45%     1.40%     -42.06%
5 AllianceBernstein U.S. Large Cap Blended Style Portfolio
  - Class B                                                      4,601   8.17      37,593    0.40%     1.45%     -42.09%
1 AllianceBernstein Utility Income Portfolio - Class A         985,906  22.08  21,770,785    3.14%     1.40%     -37.47%
2 AllianceBernstein Utility Income Portfolio - Class A          19,751  21.96     433,662    2.81%     1.45%     -37.50%
4 AllianceBernstein Value Portfolio - Class B                2,818,700   8.28  23,325,515    2.27%     1.40%     -41.84%
5 AllianceBernstein Value Portfolio - Class B                   73,178   8.24     603,248    2.02%     1.45%     -41.87%
1 BlackRock Basic Value V.I. Fund - Class I                    200,117  12.94   2,589,934    2.25%     1.40%     -37.65%
2 BlackRock Basic Value V.I. Fund - Class I                     12,686  12.87     163,267    1.84%     1.45%     -37.68%
1 BlackRock Global Allocation V.I. Fund - Class I               81,509  16.02   1,305,621    2.08%     1.40%     -20.54%
2 BlackRock Global Allocation V.I. Fund - Class I                1,750  15.93      27,868    1.48%     1.45%     -20.58%
1 BlackRock Global Growth V.I. Fund - Class I                   36,085   8.66     312,323    0.34%     1.40%     -46.68%
2 BlackRock Global Growth V.I. Fund - Class I                      567   8.61       4,880    0.36%     1.45%     -46.71%
1 BlackRock High Income V.I. Fund - Class I                     20,866   9.58     199,939    9.12%     1.40%     -30.11%
2 BlackRock High Income V.I. Fund - Class I                        472   9.53       4,493    9.67%     1.45%     -30.15%
1 BlackRock International Value V.I. Fund - Class I             79,963  12.04     962,784    3.05%     1.40%     -43.30%
2 BlackRock International Value V.I. Fund - Class I              4,959  11.98      59,426    3.12%     1.45%     -43.32%
1 BlackRock Large Cap Core V.I. Fund - Class I                  90,525  12.11   1,096,179    1.20%     1.40%     -39.61%
2 BlackRock Large Cap Core V.I. Fund - Class I                   1,979  12.04      23,831    1.24%     1.45%     -39.64%
1 BlackRock Large Cap Growth V.I. Fund - Class I                62,460   6.79     424,281    0.37%     1.40%     -41.52%
1 BlackRock Money Market V.I. Fund - Class I                    15,535  12.47     193,710    2.50%     1.40%       1.09%
2 BlackRock Money Market V.I. Fund - Class I                     3,600  12.40      44,644    2.76%     1.45%       1.04%
1 BlackRock Total Return V.I. Fund - Class I                    12,203  12.37     150,968    5.18%     1.40%     -13.36%
2 BlackRock Total Return V.I. Fund - Class I                     1,460  12.30      17,957    5.90%     1.45%     -13.40%
1 BlackRock Utilities and Telecommunications V.I. Fund -
  Class I                                                       17,157  16.58     284,447    2.10%     1.40%     -34.77%
2 BlackRock Utilities and Telecommunications V.I. Fund -
  Class I                                                        2,334  16.49      38,484    2.48%     1.45%     -34.80%
1 BlackRock Value Opportunities V.I. Fund - Class I             53,394  14.06     750,934    0.72%     1.40%     -40.88%
2 BlackRock Value Opportunities V.I. Fund - Class I              6,797  13.99      95,056    0.64%     1.45%     -40.91%
7 Delaware VIP Balanced Series - Standard Class                 12,993  25.61     332,723    4.60%     1.25%     -23.45%
7 Delaware VIP Capital Reserves Series - Standard Class          6,680  23.59     157,573    4.71%     1.25%      -1.53%
7 Delaware VIP Cash Reserve Series - Standard Class                 --  14.32          --    0.00%     1.40%       0.68%
7 Delaware VIP Cash Reserve Series - Standard Class              4,436  17.78      78,859    2.72%     1.25%       0.83%
7 Delaware VIP Growth Opportunities Series - Standard Class      2,858  20.76      59,312    0.00%     1.40%     -41.38%
7 Delaware VIP Growth Opportunities Series - Standard Class     14,122  23.49     331,713    0.00%     1.25%     -41.29%
7 Delaware VIP High Yield Series - Standard Class                2,555  14.67      37,498    3.99%     1.40%     -25.23%
7 Delaware VIP High Yield Series - Standard Class               12,031  20.96     252,165   10.14%     1.25%     -25.12%
7 Delaware VIP Value Series - Standard Class                     4,749  25.02     118,821    2.88%     1.40%     -34.35%
7 Delaware VIP Value Series - Standard Class                    63,109  29.85   1,883,547    3.03%     1.25%     -34.25%
2 Dreyfus Stock Index Fund, Inc. - Initial Shares                  694  14.25       9,885    2.19%     1.45%     -38.05%
3 Dreyfus Stock Index Fund, Inc. - Initial Shares              132,247  14.33   1,895,541    2.02%     1.40%     -38.02%
3 Fidelity VIP Asset Manager Portfolio - Initial Class         107,536  13.95   1,499,698    2.31%     1.40%     -29.71%
2 Fidelity VIP Contrafund Portfolio - Initial Class                121  13.61       1,644    0.75%     1.45%     -43.34%
3 Fidelity VIP Contrafund Portfolio - Initial Class             54,654  13.68     747,767    0.75%     1.40%     -43.31%
2 Fidelity VIP Growth Portfolio - Initial Class                     76  11.60         884    0.65%     1.45%     -47.93%

                                   VA I - 49

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2008 are as follows:

                                                                                            Investment
                                                                          Unit                Income    Expense    Total
Sub-accounts                                                       Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------------------  ------- ------ ---------- ---------- --------- ----------
3 Fidelity VIP Growth Portfolio - Initial Class                    84,464 $11.66 $  985,141    0.65%     1.40%     -47.90%
2 Fidelity VIP High Income Portfolio - Initial Class                1,223   9.70     11,865    8.07%     1.45%     -26.07%
3 Fidelity VIP High Income Portfolio - Initial Class               31,356   9.76    305,945    8.07%     1.40%     -26.03%
3 Fidelity VIP Investment Grade Bond Portfolio - Initial Class     71,501  16.40  1,172,370    5.60%     1.40%      -4.59%
3 Fidelity VIP Money Market Portfolio - Initial Class             133,408  13.72  1,830,301    2.55%     1.40%       1.59%
3 Fidelity VIP Overseas Portfolio - Initial Class                   7,328  12.53     91,837    2.49%     1.40%     -44.59%
1 UBS U.S. Allocation Portfolio                                   459,307  11.37  5,223,247    3.26%     1.40%     -36.04%
2 UBS U.S. Allocation Portfolio                                    53,744  11.31    608,024    3.27%     1.45%     -36.07%
3 Van Eck Worldwide Emerging Markets Fund - Initial Class          13,847  10.07    139,471    0.00%     1.40%     -65.27%
2 Van Eck Worldwide Hard Assets Fund - Initial Class                  249  18.11      4,504    0.34%     1.45%     -46.90%
3 Van Eck Worldwide Hard Assets Fund - Initial Class                9,026  18.21    164,382    0.42%     1.40%     -46.88%
1 Vanguard 500 Index Fund                                           1,855   8.61     15,959    2.24%     0.75%     -37.49%
6 Vanguard Dividend Growth Fund                                    10,149  11.89    120,647    2.60%     0.52%     -25.96%
1 Vanguard GNMA Fund                                               16,325  12.48    203,784    1.68%     0.75%       4.98%
6 Vanguard GNMA Fund                                                3,942  12.72     50,131    6.88%     0.52%       6.65%
6 Vanguard Health Care Fund                                         3,240  12.70     41,153    1.44%     0.52%     -18.88%
6 Vanguard Inflation-Protected Securities Fund                     24,336  12.21    297,091    6.28%     0.52%      -3.35%
1 Vanguard International Growth Fund                                  620  11.43      7,090    2.78%     0.75%     -45.35%
1 Vanguard LifeStrategy Conservative Growth Fund                    2,035  11.21     22,808    3.50%     0.75%     -20.12%
6 Vanguard LifeStrategy Conservative Growth Fund                   15,291  11.02    168,533    4.23%     0.52%     -19.94%
1 Vanguard LifeStrategy Growth Fund                                   819  10.10      8,271    2.35%     0.75%     -34.88%
6 Vanguard LifeStrategy Growth Fund                                32,461  10.46    339,675    3.19%     0.52%     -34.73%
1 Vanguard LifeStrategy Income Fund                                 5,277  11.81     62,348    3.04%     0.75%     -11.19%
6 Vanguard LifeStrategy Income Fund                                29,743  11.35    337,484    5.74%     0.52%     -10.99%
1 Vanguard LifeStrategy Moderate Growth Fund                           --  10.85         --    2.32%     0.75%     -27.05%
6 Vanguard LifeStrategy Moderate Growth Fund                       36,819  10.91    401,572    2.98%     0.52%     -26.88%
1 Vanguard Prime Money Market Fund                                    346  11.46      3,966    2.75%     0.75%       1.99%
1 Vanguard PRIMECAP Fund                                              180  10.78      1,942    0.80%     0.75%     -32.91%
1 Vanguard Small-Cap Growth Index Fund                              1,053  10.09     10,627    0.60%     0.75%     -40.45%
1 Vanguard Small-Cap Value Index Fund                               1,582   9.58     15,147    2.17%     0.75%     -32.56%
1 Vanguard Total Bond Market Index Fund                             9,740  13.22    128,746    1.63%     0.75%       4.25%
6 Vanguard Total International Stock Index Fund                    11,443  12.79    146,388    1.89%     0.52%     -44.39%
1 Vanguard U.S. Growth Fund                                           361   7.13      2,574    0.68%     0.75%     -38.28%
6 Vanguard VIF Balanced Portfolio                                 363,040  12.09  4,390,675    3.93%     0.52%     -22.97%
6 Vanguard VIF Capital Growth Portfolio                            32,644  11.65    380,370    0.92%     0.52%     -30.73%
1 Vanguard VIF Diversified Value Portfolio                          1,364   9.27     12,634    2.97%     0.75%     -36.62%
6 Vanguard VIF Diversified Value Portfolio                         40,759  11.22    457,496    3.01%     0.52%     -36.48%
1 Vanguard VIF Equity Income Portfolio                              1,451   9.55     13,856    3.62%     0.75%     -31.43%
6 Vanguard VIF Equity Income Portfolio                             34,605  11.23    388,467    3.54%     0.52%     -31.27%
1 Vanguard VIF Equity Index Portfolio                                 537   8.26      4,439    2.29%     0.75%     -37.41%
6 Vanguard VIF Equity Index Portfolio                              34,960   9.49    331,678    2.35%     0.52%     -37.26%
6 Vanguard VIF Growth Portfolio                                     7,614   8.71     66,342    0.86%     0.52%     -38.04%
1 Vanguard VIF High Yield Bond Portfolio                              925   9.15      8,465   13.69%     0.75%     -22.53%
6 Vanguard VIF High Yield Bond Portfolio                           19,153   9.81    187,842    8.28%     0.52%     -22.36%
1 Vanguard VIF International Portfolio                                693  10.35      7,173    3.83%     0.75%     -45.33%
6 Vanguard VIF International Portfolio                             88,425  12.46  1,101,348    2.80%     0.52%     -45.20%
6 Vanguard VIF Mid-Cap Index Portfolio                             24,826  10.38    257,625    1.77%     0.52%     -42.12%
1 Vanguard VIF Money Market Portfolio                              10,640  11.44    121,725    0.94%     0.75%       2.04%
6 Vanguard VIF Money Market Portfolio                              55,070  11.59    638,145    1.35%     0.52%       2.28%
1 Vanguard VIF REIT Index Portfolio                                 1,300   9.27     12,057    3.90%     0.75%     -37.72%
6 Vanguard VIF REIT Index Portfolio                                20,606  11.07    228,197    4.25%     0.52%     -37.57%

                                   VA I - 50

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2008 are as follows:

                                                                                Investment
                                                              Unit                Income    Expense    Total
Sub-accounts                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
6 Vanguard VIF Short-Term Investment-Grade Portfolio   24,235 $11.00 $  266,514    4.45%     0.52%      -3.96%
6 Vanguard VIF Small Company Growth Portfolio          14,614   8.79    128,491    0.73%     0.52%     -39.79%
1 Vanguard VIF Total Bond Market Index Portfolio        1,328  11.87     15,759    4.35%     0.75%       4.44%
6 Vanguard VIF Total Bond Market Index Portfolio       72,816  12.38    901,673    4.35%     0.52%       4.68%
6 Vanguard VIF Total Stock Market Index Portfolio     192,588   9.68  1,863,979    1.54%     0.52%     -37.61%
1 Vanguard Wellington Fund                                174  11.89      2,073    4.39%     0.75%     -22.88%
1 Vanguard Windsor Fund                                   179   8.14      1,457    2.12%     0.75%     -41.55%

                                   VA I - 51

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2007 are as follows:

                                                                                              Investment
                                                                          Unit                  Income    Expense    Total
Sub-accounts                                                      Units   Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------- --------- ------ ------------ ---------- --------- ----------
2 AIM V.I. Capital Appreciation Fund - Series I                     2,186 $13.28 $     29,016    0.00%     1.45%      10.39%
3 AIM V.I. Capital Appreciation Fund - Series I                    47,357  13.34      631,919    0.00%     1.40%      10.45%
2 AIM V.I. International Growth Fund - Series I                       889  20.62       18,330    0.38%     1.45%      13.06%
3 AIM V.I. International Growth Fund - Series I                    41,634  20.72      862,779    0.38%     1.40%      13.12%
1 AllianceBernstein Americas Government Income Portfolio -
  Class A                                                       1,203,921  23.24   27,976,251    5.90%     1.40%       6.86%
2 AllianceBernstein Americas Government Income Portfolio -
  Class A                                                          12,335  23.12      285,155    6.45%     1.45%       6.81%
1 AllianceBernstein Balanced Shares Portfolio - Class A         4,288,450  27.67  118,680,116    2.80%     1.40%       1.61%
2 AllianceBernstein Balanced Shares Portfolio - Class A            72,012  27.53    1,982,538    3.42%     1.45%       1.56%
3 AllianceBernstein Balanced Shares Portfolio - Class A            25,679  13.84      355,429    2.69%     1.40%       1.61%
1 AllianceBernstein Global Bond Portfolio - Class A               764,071  19.18   14,653,344    3.06%     1.40%       8.81%
2 AllianceBernstein Global Bond Portfolio - Class A                21,876  19.08      417,351    2.60%     1.45%       8.75%
3 AllianceBernstein Global Bond Portfolio - Class A                    --  14.39           --    6.09%     1.40%       8.81%
1 AllianceBernstein Global Dollar Government Portfolio - Class
  A                                                               464,285  37.42   17,374,779    6.18%     1.40%       3.07%
2 AllianceBernstein Global Dollar Government Portfolio - Class
  A                                                                 8,966  37.23      333,787    6.19%     1.45%       3.02%
1 AllianceBernstein Global Technology Portfolio - Class A       1,907,223  20.16   38,458,522    0.00%     1.40%      18.52%
2 AllianceBernstein Global Technology Portfolio - Class A          91,910  20.06    1,843,688    0.00%     1.45%      18.46%
3 AllianceBernstein Global Technology Portfolio - Class A          13,627  19.51      265,906    0.00%     1.40%      18.52%
4 AllianceBernstein Global Technology Portfolio - Class B         946,958  19.80   18,745,540    0.00%     1.40%      18.22%
5 AllianceBernstein Global Technology Portfolio - Class B          75,245  19.69    1,481,777    0.00%     1.45%      18.16%
1 AllianceBernstein Growth and Income Portfolio - Class A       2,721,929  48.33  131,554,552    1.46%     1.40%       3.65%
2 AllianceBernstein Growth and Income Portfolio - Class A          69,620  48.08    3,347,352    1.43%     1.45%       3.60%
3 AllianceBernstein Growth and Income Portfolio - Class A          82,962  29.98    2,487,133    1.37%     1.40%       3.65%
4 AllianceBernstein Growth and Income Portfolio - Class B       3,280,496  47.33  155,265,465    1.23%     1.40%       3.39%
5 AllianceBernstein Growth and Income Portfolio - Class B          82,282  47.08    3,874,156    1.22%     1.45%       3.34%
1 AllianceBernstein Growth Portfolio - Class A                  1,649,024  30.08   49,606,492    0.00%     1.40%      11.44%
2 AllianceBernstein Growth Portfolio - Class A                     54,138  29.93    1,620,119    0.00%     1.45%      11.39%
3 AllianceBernstein Growth Portfolio - Class A                     38,503  20.80      800,730    0.00%     1.40%      11.44%
4 AllianceBernstein Growth Portfolio - Class B                  1,340,840  29.44   39,472,052    0.00%     1.40%      11.09%
5 AllianceBernstein Growth Portfolio - Class B                     50,367  29.29    1,475,018    0.00%     1.45%      11.03%
1 AllianceBernstein High Yield Portfolio - Class A              1,787,041  11.79   21,064,916    8.06%     1.40%      -0.52%
2 AllianceBernstein High Yield Portfolio - Class A                 51,096  11.73      599,228    7.37%     1.45%      -0.57%
1 AllianceBernstein International Growth Portfolio - Class A    2,366,389  42.33  100,159,419    1.11%     1.40%      16.48%
2 AllianceBernstein International Growth Portfolio - Class A       88,003  42.11    3,705,418    1.19%     1.45%      16.42%
1 AllianceBernstein International Research Growth Portfolio -
  Class A                                                              --     --           --    2.87%     1.40%      24.41%
2 AllianceBernstein International Research Growth Portfolio -
  Class A                                                              --     --           --    2.42%     1.45%      24.35%
1 AllianceBernstein International Value Portfolio - Class A     1,939,560  25.80   50,042,096    1.22%     1.40%       4.36%
2 AllianceBernstein International Value Portfolio - Class A        60,457  25.71    1,554,648    1.17%     1.45%       4.31%
1 AllianceBernstein Large Cap Growth Portfolio - Class A        2,649,036  33.22   87,991,317    0.00%     1.40%      12.33%
2 AllianceBernstein Large Cap Growth Portfolio - Class A          102,270  33.04    3,379,379    0.00%     1.45%      12.27%
3 AllianceBernstein Large Cap Growth Portfolio - Class A            8,622  14.98      129,186    0.00%     1.40%      12.33%
4 AllianceBernstein Large Cap Growth Portfolio - Class B        1,854,536  32.58   60,428,287    0.00%     1.40%      12.03%
5 AllianceBernstein Large Cap Growth Portfolio - Class B           44,500  32.41    1,442,460    0.00%     1.45%      11.97%
1 AllianceBernstein Money Market Portfolio - Class A            1,059,929  13.58   14,388,649    4.67%     1.40%       2.89%
2 AllianceBernstein Money Market Portfolio - Class A               34,446  13.50      465,180    5.00%     1.45%       2.83%
4 AllianceBernstein Money Market Portfolio - Class B            1,027,110  13.29   13,650,521    4.10%     1.40%       2.63%
5 AllianceBernstein Money Market Portfolio - Class B               45,966  13.22      607,717    4.29%     1.45%       2.58%
1 AllianceBernstein Real Estate Investment Portfolio - Class A  1,025,122  28.53   29,246,048    1.44%     1.40%     -15.72%
2 AllianceBernstein Real Estate Investment Portfolio - Class A     46,923  28.38    1,331,721    1.23%     1.45%     -15.77%
1 AllianceBernstein Small Cap Growth Portfolio - Class A        2,119,855  15.24   32,303,525    0.00%     1.40%      12.48%

                                   VA I - 52

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2007 are as follows:

                                                                                             Investment
                                                                          Unit                 Income    Expense    Total
Sub-accounts                                                      Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2 AllianceBernstein Small Cap Growth Portfolio - Class A           89,648 $15.16 $ 1,358,997    0.00%     1.45%     12.42%
3 AllianceBernstein Small Cap Growth Portfolio - Class A            7,368  14.81     109,120    0.00%     1.40%     12.48%
1 AllianceBernstein Small/Mid Cap Value Portfolio - Class A     2,230,269  20.03  44,671,243    0.96%     1.40%      0.28%
2 AllianceBernstein Small/Mid Cap Value Portfolio - Class A        63,000  19.96   1,257,668    1.02%     1.45%      0.23%
1 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                           3,359,323  17.04  57,240,408    4.71%     1.40%      3.39%
2 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                              70,250  16.95   1,190,781    3.98%     1.45%      3.33%
4 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class B                                              97,447  16.67   1,624,565    4.55%     1.40%      3.13%
5 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class B                                               2,748  16.58      45,575    4.59%     1.45%      3.08%
4 AllianceBernstein U.S. Large Cap Blended Style Portfolio -
  Class B                                                         225,383  14.14   3,186,725    0.19%     1.40%      2.77%
5 AllianceBernstein U.S. Large Cap Blended Style Portfolio -
  Class B                                                           4,920  14.11      69,411    0.21%     1.45%      2.72%
1 AllianceBernstein Utility Income Portfolio - Class A          1,358,104  35.32  47,961,692    2.24%     1.40%     20.64%
2 AllianceBernstein Utility Income Portfolio - Class A             31,248  35.13   1,097,796    2.24%     1.45%     20.58%
4 AllianceBernstein Value Portfolio - Class B                   4,105,699  14.23  58,413,949    1.28%     1.40%     -5.50%
5 AllianceBernstein Value Portfolio - Class B                      89,755  14.18   1,272,744    1.32%     1.45%     -5.55%
1 BlackRock Basic Value V.I. Fund - Class I                       226,732  20.76   4,706,248    1.39%     1.40%      0.40%
2 BlackRock Basic Value V.I. Fund - Class I                        19,415  20.65     400,953    1.45%     1.45%      0.35%
1 BlackRock Global Allocation V.I. Fund - Class I                  92,675  20.16   1,868,216    2.72%     1.40%     15.37%
2 BlackRock Global Allocation V.I. Fund - Class I                   3,370  20.06      67,584    1.67%     1.45%     15.32%
1 BlackRock Global Growth V.I. Fund - Class I                      42,382  16.23     687,985    0.98%     1.40%     34.97%
2 BlackRock Global Growth V.I. Fund - Class I                         624  16.16      10,089    1.06%     1.45%     34.90%
1 BlackRock High Income V.I. Fund - Class I                        24,897  13.71     341,367    8.70%     1.40%      0.96%
2 BlackRock High Income V.I. Fund - Class I                           520  13.64       7,088    7.97%     1.45%      0.91%
1 BlackRock International Value V.I. Fund - Class I                95,687  21.23   2,031,785    2.53%     1.40%      8.79%
2 BlackRock International Value V.I. Fund - Class I                 5,748  21.14     121,514    2.15%     1.45%      8.74%
1 BlackRock Large Cap Core V.I. Fund - Class I                     98,398  20.05   1,972,886    1.00%     1.40%      6.83%
2 BlackRock Large Cap Core V.I. Fund - Class I                      2,039  19.95      40,666    0.88%     1.45%      6.77%
1 BlackRock Large Cap Growth V.I. Fund - Class I                   84,709  11.62     984,001    0.29%     1.40%      6.87%
1 BlackRock Money Market V.I. Fund - Class I                       21,174  12.33     261,160    3.83%     1.40%      3.38%
2 BlackRock Money Market V.I. Fund - Class I                        3,607  12.27      44,262    4.74%     1.45%      3.33%
1 BlackRock Total Return V.I. Fund - Class I *                     14,961  14.28     213,629    5.19%     1.40%      2.19%
2 BlackRock Total Return V.I. Fund - Class I *                      3,295  14.21      46,814    4.74%     1.45%      2.14%
1 BlackRock Utilities and Telecommunications V.I. Fund - Class
  I                                                                22,132  25.42     562,498    1.78%     1.40%     24.62%
2 BlackRock Utilities and Telecommunications V.I. Fund - Class
  I                                                                 2,344  25.29      59,262    1.78%     1.45%     24.56%
1 BlackRock Value Opportunities V.I. Fund - Class I                59,042  23.79   1,404,490    0.27%     1.40%     -2.28%
2 BlackRock Value Opportunities V.I. Fund - Class I                 9,052  23.67     214,243    0.26%     1.45%     -2.33%
7 Delaware VIP Balanced Series - Standard Class                    19,050  33.45     637,255    3.75%     1.25%     -0.92%
7 Delaware VIP Capital Reserves Series - Standard Class             6,683  23.96     160,089    4.78%     1.25%      3.16%
7 Delaware VIP Cash Reserve Series - Standard Class                    --  14.22          --    0.00%     1.40%      3.31%
7 Delaware VIP Cash Reserve Series - Standard Class                13,404  17.63     236,329    4.71%     1.25%      3.46%
7 Delaware VIP Growth Opportunities Series - Standard Class         6,390  35.41     226,245    0.00%     1.40%     11.38%
7 Delaware VIP Growth Opportunities Series - Standard Class        20,427  40.01     817,241    0.00%     1.25%     11.55%
7 Delaware VIP High Yield Series - Standard Class                     641  19.63      12,581    6.92%     1.40%      1.36%
7 Delaware VIP High Yield Series - Standard Class                  16,047  27.99     449,155    6.88%     1.25%      1.51%
7 Delaware VIP Value Series - Standard Class                        4,749  38.11     181,015    1.64%     1.40%     -4.08%
7 Delaware VIP Value Series - Standard Class                       75,960  45.39   3,448,163    1.80%     1.25%     -3.94%
2 Dreyfus Stock Index Fund, Inc. - Initial Shares                     694  23.00      15,956    1.69%     1.45%      3.73%
3 Dreyfus Stock Index Fund, Inc. - Initial Shares                 173,935  23.12   4,022,169    1.64%     1.40%      3.78%

                                   VA I - 53

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2007 are as follows:

                                                                                           Investment
                                                                        Unit                 Income    Expense    Total
Sub-accounts                                                     Units  Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------- ------- ------ ----------- ---------- --------- ----------
2 Dreyfus VIF Small Company Stock Portfolio - Initial Shares         -- $   -- $        --    0.00%     1.45%      8.42%
3 Dreyfus VIF Small Company Stock Portfolio - Initial Shares         --     --          --    0.00%     1.40%      8.44%
3 Fidelity VIP Asset Manager Portfolio - Initial Class          150,961  19.84   2,995,184    5.92%     1.40%     13.89%
2 Fidelity VIP Contrafund Portfolio - Initial Class                 121  24.01       2,914    0.79%     1.45%     15.89%
3 Fidelity VIP Contrafund Portfolio - Initial Class              89,912  24.14   2,170,187    0.79%     1.40%     15.95%
2 Fidelity VIP Growth Portfolio - Initial Class                      77  22.27       1,706    0.85%     1.45%     25.13%
3 Fidelity VIP Growth Portfolio - Initial Class                 130,459  22.39   2,920,769    0.85%     1.40%     25.19%
2 Fidelity VIP High Income Portfolio - Initial Class              1,223  13.12      16,048    7.35%     1.45%      1.30%
3 Fidelity VIP High Income Portfolio - Initial Class             41,970  13.19     553,594    7.35%     1.40%      1.35%
3 Fidelity VIP Investment Grade Bond Portfolio - Initial Class   79,441  17.19   1,365,286    4.39%     1.40%      2.89%
3 Fidelity VIP Money Market Portfolio - Initial Class           176,005  13.51   2,376,947    4.95%     1.40%      3.74%
3 Fidelity VIP Overseas Portfolio - Initial Class                 8,558  22.62     193,551    3.34%     1.40%     15.67%
1 UBS U.S. Allocation Portfolio                                 574,539  17.78  10,214,943    2.60%     1.40%      0.76%
2 UBS U.S. Allocation Portfolio                                  65,218  17.70   1,154,130    2.55%     1.45%      0.71%
3 Van Eck Worldwide Emerging Markets Fund - Initial Class        22,399  29.00     649,648    0.53%     1.40%     35.69%
2 Van Eck Worldwide Hard Assets Fund - Initial Class                250  34.10       8,536    0.11%     1.45%     43.25%
3 Van Eck Worldwide Hard Assets Fund - Initial Class             18,173  34.28     622,975    0.13%     1.40%     43.33%
1 Vanguard 500 Index Fund                                         2,039  13.77      28,065    1.86%     0.75%      4.59%
6 Vanguard Dividend Growth Fund                                   2,382  16.06      38,252    1.84%     0.52%      6.44%
6 Vanguard GNMA Fund                                              1,752  11.93      20,892    5.75%     0.52%      6.46%
6 Vanguard Health Care Fund                                       3,727  15.66      58,366    1.78%     0.52%      3.88%
6 Vanguard Inflation-Protected Securities Fund                   14,641  12.63     184,930    5.60%     0.52%     11.01%
1 Vanguard International Growth Fund                                670  20.92      14,025    1.98%     0.75%     15.11%
1 Vanguard LifeStrategy Conservative Growth Fund                  2,250  14.03      31,568    3.43%     0.75%      6.19%
6 Vanguard LifeStrategy Conservative Growth Fund                 11,638  13.77     160,212    4.06%     0.52%      1.96%
1 Vanguard LifeStrategy Growth Fund                                 905  15.51      14,044    2.29%     0.75%      6.65%
6 Vanguard LifeStrategy Growth Fund                              20,385  16.03     326,840    3.39%     0.52%      6.90%
1 Vanguard LifeStrategy Income Fund                               1,130  13.30      15,034    4.04%     0.75%      5.90%
6 Vanguard LifeStrategy Income Fund                              13,931  12.75     177,580    3.71%     0.52%      6.15%
1 Vanguard LifeStrategy Moderate Growth Fund                     30,250  14.87     449,750    2.88%     0.75%      6.55%
6 Vanguard LifeStrategy Moderate Growth Fund                     39,773  14.92     593,233    3.00%     0.52%      6.80%
1 Vanguard Prime Money Market Fund                                  380  11.23       4,271    5.05%     0.75%      4.37%
1 Vanguard PRIMECAP Fund                                            198  16.06       3,180    0.63%     0.75%     10.64%
1 Vanguard Small-Cap Growth Index Fund                            1,158  16.95      19,622    0.47%     0.75%      8.80%
1 Vanguard Small-Cap Value Index Fund                             1,730  14.20      24,575    2.07%     0.75%     -7.77%
1 Vanguard Total Bond Market Index Fund                              --  12.68          --    3.44%     0.75%      6.13%
6 Vanguard Total International Stock Index Fund                  13,349  23.01     307,106    2.56%     0.52%     14.92%
1 Vanguard U.S. Growth Fund                                         396  11.56       4,581    0.58%     0.75%      9.32%
6 Vanguard VIF Balanced Portfolio                               353,982  15.70   5,558,044    2.65%     0.52%      7.79%
6 Vanguard VIF Capital Growth Portfolio                          31,095  16.82     523,022    0.38%     0.52%     11.89%
1 Vanguard VIF Diversified Value Portfolio                        1,474  14.62      21,548    1.88%     0.75%      3.15%
6 Vanguard VIF Diversified Value Portfolio                       42,468  17.67     750,394    2.14%     0.52%      3.39%
1 Vanguard VIF Equity Income Portfolio                            1,496  13.92      20,835    2.48%     0.75%      3.75%
6 Vanguard VIF Equity Income Portfolio                           38,057  16.33     621,619    2.64%     0.52%      3.99%
1 Vanguard VIF Equity Index Portfolio                               592  13.20       7,813    0.00%     0.75%     -0.98%
6 Vanguard VIF Equity Index Portfolio                            41,395  15.12     626,000    1.45%     0.52%      4.83%
6 Vanguard VIF Growth Portfolio                                   7,320  14.06     102,946    0.60%     0.52%      9.64%
1 Vanguard VIF High Yield Bond Portfolio                         11,349  11.82     134,094    6.76%     0.75%      1.19%
6 Vanguard VIF High Yield Bond Portfolio                         18,752  12.63     236,861    7.17%     0.52%      1.42%
1 Vanguard VIF International Portfolio                            7,493  18.93     141,877    1.78%     0.75%     16.53%
6 Vanguard VIF International Portfolio                           90,426  22.73   2,055,354    1.62%     0.52%     16.80%

                                   VA I - 54

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2007 are as follows:

                                                                                Investment
                                                              Unit                Income    Expense    Total
Sub-accounts                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
6 Vanguard VIF Mid-Cap Index Portfolio                 26,583 $17.93 $  476,573    1.23%     0.52%       5.59%
6 Vanguard VIF Money Market Portfolio                 148,678  11.33  1,684,459    2.35%     0.52%       4.71%
1 Vanguard VIF REIT Index Portfolio                     1,400  14.89     20,847    2.04%     0.75%     -17.23%
6 Vanguard VIF REIT Index Portfolio                    17,478  17.74    310,062    2.62%     0.52%     -17.04%
6 Vanguard VIF Short-Term Investment-Grade Portfolio   17,860  11.45    204,495    3.74%     0.52%       5.47%
6 Vanguard VIF Small Company Growth Portfolio          15,989  14.60    233,452    0.48%     0.52%       3.22%
1 Vanguard VIF Total Bond Market Index Portfolio        1,435  11.36     16,311    3.87%     0.75%       6.18%
6 Vanguard VIF Total Bond Market Index Portfolio       56,843  11.83    672,393    4.27%     0.52%       6.43%
6 Vanguard VIF Total Stock Market Index Portfolio     164,644  15.51  2,554,031    1.05%     0.52%       4.62%
1 Vanguard Wellington Fund                              8,163  15.41    125,818    3.22%     0.75%       7.56%
1 Vanguard Windsor Fund                                   197  13.92      2,738    1.56%     0.75%      -4.02%

                                   VA I - 55

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2006 are as follows:

                                                                                                 Investment
                                                                             Unit                  Income    Expense    Total
Sub-accounts                                                         Units   Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------ --------- ------ ------------ ---------- --------- ----------
2 AIM V.I. Capital Appreciation Fund - Series I                          988 $12.03 $     11,883    0.05%     1.45%      4.77%
3 AIM V.I. Capital Appreciation Fund - Series I                       67,530  12.08      815,867    0.05%     1.40%      4.83%
2 AIM V.I. International Growth Fund - Series I                          979  18.24       17,848    0.84%     1.45%     26.39%
3 AIM V.I. International Growth Fund - Series I                       57,277  18.32    1,049,315    0.84%     1.40%     26.46%
1 AllianceBernstein Americas Government Income Portfolio - Class A 1,454,005  21.75   31,617,925    6.83%     1.40%      1.88%
2 AllianceBernstein Americas Government Income Portfolio - Class A    16,837  21.64      364,415    7.07%     1.45%      1.82%
1 AllianceBernstein Balanced Shares Portfolio - Class A *          5,279,504  27.24  143,792,108    2.45%     1.40%     10.24%
2 AllianceBernstein Balanced Shares Portfolio - Class A *            137,405  27.11    3,724,756    2.55%     1.45%     10.18%
3 AllianceBernstein Balanced Shares Portfolio - Class A *             27,880  13.62      379,776    2.38%     1.40%     10.24%
1 AllianceBernstein Global Bond Portfolio - Class A                  802,706  17.63   14,148,021    1.52%     1.40%      3.51%
2 AllianceBernstein Global Bond Portfolio - Class A                   22,623  17.54      396,871    1.75%     1.45%      3.46%
3 AllianceBernstein Global Bond Portfolio - Class A                       62  13.23          825    1.60%     1.40%      3.51%
1 AllianceBernstein Global Dollar Government Portfolio - Class A     566,140  36.31   20,555,661    5.76%     1.40%      8.48%
2 AllianceBernstein Global Dollar Government Portfolio - Class A      14,343  36.14      518,325    5.66%     1.45%      8.43%
1 AllianceBernstein Global Technology Portfolio - Class A          2,493,296  17.01   42,420,930    0.00%     1.40%      7.13%
2 AllianceBernstein Global Technology Portfolio - Class A            110,169  16.93    1,865,609    0.00%     1.45%      7.08%
3 AllianceBernstein Global Technology Portfolio - Class A             26,498  16.46      436,288    0.00%     1.40%      7.13%
4 AllianceBernstein Global Technology Portfolio - Class B          1,144,861  16.74   19,170,499    0.00%     1.40%      6.88%
5 AllianceBernstein Global Technology Portfolio - Class B             77,409  16.67    1,290,106    0.00%     1.45%      6.83%
1 AllianceBernstein Growth and Income Portfolio - Class A          3,763,378  46.63  175,485,398    1.40%     1.40%     15.66%
2 AllianceBernstein Growth and Income Portfolio - Class A            135,669  46.41    6,296,484    1.38%     1.45%     15.60%
3 AllianceBernstein Growth and Income Portfolio - Class A            114,368  28.92    3,307,922    1.44%     1.40%     15.66%
4 AllianceBernstein Growth and Income Portfolio - Class B          3,889,884  45.78  178,063,243    1.13%     1.40%     15.36%
5 AllianceBernstein Growth and Income Portfolio - Class B            100,315  45.56    4,570,443    1.12%     1.45%     15.30%
1 AllianceBernstein Growth Portfolio - Class A                     2,306,064  26.99   62,247,748    0.00%     1.40%     -2.45%
2 AllianceBernstein Growth Portfolio - Class A                        73,789  26.87    1,982,439    0.00%     1.45%     -2.49%
3 AllianceBernstein Growth Portfolio - Class A                        66,554  18.66    1,241,944    0.00%     1.40%     -2.45%
4 AllianceBernstein Growth Portfolio - Class B                     1,626,265  26.50   43,095,678    0.00%     1.40%     -2.61%
5 AllianceBernstein Growth Portfolio - Class B                        57,799  26.38    1,524,471    0.00%     1.45%     -2.66%
1 AllianceBernstein High Yield Portfolio - Class A                 2,324,942  11.85   27,549,052    8.66%     1.40%      7.54%
2 AllianceBernstein High Yield Portfolio - Class A                    92,272  11.79    1,088,343    7.88%     1.45%      7.49%
1 AllianceBernstein International Growth Portfolio - Class A *     1,194,280  36.34   43,397,843    0.90%     1.40%     25.28%
2 AllianceBernstein International Growth Portfolio - Class A *        51,987  36.17    1,880,216    0.89%     1.45%     25.22%
1 AllianceBernstein International Research Growth Portfolio -
  Class A *                                                        2,501,502  21.47   53,710,897    0.41%     1.40%     24.70%
2 AllianceBernstein International Research Growth Portfolio -
  Class A *                                                          105,524  21.37    2,255,107    0.42%     1.45%     24.64%
1 AllianceBernstein International Value Portfolio - Class A        2,320,037  24.72   57,357,239    1.34%     1.40%     33.56%
2 AllianceBernstein International Value Portfolio - Class A           80,632  24.65    1,987,789    1.37%     1.45%     33.49%
1 AllianceBernstein Large Cap Growth Portfolio - Class A           3,610,245  29.57  106,759,154    0.00%     1.40%     -1.83%
2 AllianceBernstein Large Cap Growth Portfolio - Class A             159,595  29.43    4,697,244    0.00%     1.45%     -1.87%
3 AllianceBernstein Large Cap Growth Portfolio - Class A              16,085  13.34      214,551    0.00%     1.40%     -1.83%
4 AllianceBernstein Large Cap Growth Portfolio - Class B           2,178,294  29.09   63,358,074    0.00%     1.40%     -2.02%
5 AllianceBernstein Large Cap Growth Portfolio - Class B              66,179  28.95    1,915,832    0.00%     1.45%     -2.07%
1 AllianceBernstein Money Market Portfolio - Class A               1,343,591  13.19   17,727,719    4.89%     1.40%      2.77%
2 AllianceBernstein Money Market Portfolio - Class A                  33,045  13.13      433,953    5.02%     1.45%      2.72%
4 AllianceBernstein Money Market Portfolio - Class B               1,041,839  12.95   13,491,667    4.05%     1.40%      2.52%
5 AllianceBernstein Money Market Portfolio - Class B                  52,337  12.89      674,571    3.03%     1.45%      2.47%
1 AllianceBernstein Real Estate Investment Portfolio - Class A     1,420,880  33.85   48,100,426    1.99%     1.40%     33.35%
2 AllianceBernstein Real Estate Investment Portfolio - Class A        62,269  33.69    2,098,075    1.93%     1.45%     33.29%
1 AllianceBernstein Small Cap Growth Portfolio - Class A           2,932,427  13.55   39,727,655    0.00%     1.40%      9.15%

                                   VA I - 56

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2006 are as follows:

                                                                                                  Investment
                                                                               Unit                 Income    Expense    Total
Sub-accounts                                                           Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2 AllianceBernstein Small Cap Growth Portfolio - Class A               110,178 $13.48 $ 1,485,647    0.00%     1.45%      9.10%
3 AllianceBernstein Small Cap Growth Portfolio - Class A                 6,321  13.17      83,227    0.00%     1.40%      9.15%
1 AllianceBernstein Small/Mid Cap Value Portfolio - Class A          2,692,681  19.97  53,781,113    0.42%     1.40%     12.83%
2 AllianceBernstein Small/Mid Cap Value Portfolio - Class A             82,449  19.92   1,642,108    0.42%     1.45%     12.78%
1 AllianceBernstein U.S. Government/High Grade Securities Portfolio
  - Class A                                                          3,688,591  16.48  60,792,990    3.97%     1.40%      2.49%
2 AllianceBernstein U.S. Government/High Grade Securities Portfolio
  - Class A                                                             84,144  16.40   1,380,285    4.07%     1.45%      2.44%
4 AllianceBernstein U.S. Government/High Grade Securities Portfolio
  - Class B                                                            169,719  16.16   2,743,447    3.86%     1.40%      2.15%
5 AllianceBernstein U.S. Government/High Grade Securities Portfolio
  - Class B                                                              4,723  16.09      75,984    3.94%     1.45%      2.10%
4 AllianceBernstein U.S. Large Cap Blended Style Portfolio - Class B   217,778  13.76   2,996,290    0.00%     1.40%      8.33%
5 AllianceBernstein U.S. Large Cap Blended Style Portfolio - Class B     7,098  13.73      97,489    0.00%     1.45%      8.28%
1 AllianceBernstein Utility Income Portfolio - Class A               1,629,794  29.27  47,707,964    2.46%     1.40%     22.05%
2 AllianceBernstein Utility Income Portfolio - Class A                  51,069  29.13   1,487,884    2.35%     1.45%     21.99%
4 AllianceBernstein Value Portfolio - Class B                        4,968,785  15.06  74,811,220    0.92%     1.40%     19.35%
5 AllianceBernstein Value Portfolio - Class B                          129,544  15.01   1,944,938    0.97%     1.45%     19.29%
1 BlackRock Basic Value V.I. Fund - Class I *                          285,829  20.68   5,909,515    1.53%     1.40%     20.18%
2 BlackRock Basic Value V.I. Fund - Class I *                           22,598  20.58     465,091    1.52%     1.45%     20.12%
1 BlackRock Bond V.I. Fund - Class I *                                  18,147  13.97     253,563    4.59%     1.40%      2.95%
2 BlackRock Bond V.I. Fund - Class I *                                   3,299  13.91      45,879    4.59%     1.45%      2.89%
1 BlackRock Global Allocation V.I. Fund - Class I *                    109,130  17.47   1,906,769    2.99%     1.40%     14.92%
2 BlackRock Global Allocation V.I. Fund - Class I *                      8,881  17.39     154,465    3.04%     1.45%     14.86%
1 BlackRock Global Growth V.I. Fund - Class I *                         53,350  12.03     641,644    0.90%     1.40%     20.32%
2 BlackRock Global Growth V.I. Fund - Class I *                            673  11.98       8,060    0.94%     1.45%     20.26%
1 BlackRock High Income V.I. Fund - Class I *                           30,485  13.58     413,990    7.23%     1.40%      7.93%
2 BlackRock High Income V.I. Fund - Class I *                              560  13.52       7,570    7.46%     1.45%      7.88%
1 BlackRock International Value V.I. Fund - Class I *                  118,648  19.52   2,315,708    3.27%     1.40%     26.14%
2 BlackRock International Value V.I. Fund - Class I *                    9,490  19.44     184,513    3.79%     1.45%     26.07%
1 BlackRock Large Cap Core V.I. Fund - Class I *                       101,424  18.77   1,903,644    0.93%     1.40%     13.15%
2 BlackRock Large Cap Core V.I. Fund - Class I *                         2,692  18.68      50,301    0.83%     1.45%     13.10%
1 BlackRock Large Cap Growth V.I. Fund - Class I *                      86,564  10.87     940,900    0.29%     1.40%      5.72%
1 BlackRock Money Market V.I. Fund - Class I *                          33,362  11.93     398,024    3.83%     1.40%      3.08%
2 BlackRock Money Market V.I. Fund - Class I *                           3,613  11.88      42,912    4.43%     1.45%      3.03%
1 BlackRock Utilities and Telecommunications V.I. Fund - Class I *      26,889  20.39     548,372    2.95%     1.40%     23.50%
2 BlackRock Utilities and Telecommunications V.I. Fund - Class I *       2,353  20.30      47,768    2.88%     1.45%     23.44%
1 BlackRock Value Opportunities V.I. Fund - Class I *                   80,347  24.34   1,955,910    0.26%     1.40%     11.25%
2 BlackRock Value Opportunities V.I. Fund - Class I *                   12,733  24.23     308,558    0.27%     1.45%     11.20%
7 Delaware VIP Balanced Series - Standard Class                         27,077  33.76     914,165    2.90%     1.25%     14.76%
7 Delaware VIP Capital Reserves Series - Standard Class                  6,685  23.22     155,253    4.81%     1.25%      3.27%
7 Delaware VIP Cash Reserve Series - Standard Class                         --  13.77          --    0.00%     1.40%      3.04%
7 Delaware VIP Cash Reserve Series - Standard Class                     14,676  17.04     250,090    4.09%     1.25%      3.19%
7 Delaware VIP Growth Opportunities Series - Standard Class              6,557  31.79     208,440    0.00%     1.40%      4.88%
7 Delaware VIP Growth Opportunities Series - Standard Class             21,524  35.87     771,976    0.00%     1.25%      5.04%
7 Delaware VIP High Yield Series - Standard Class                          668  19.36      12,932    6.56%     1.40%     10.89%
7 Delaware VIP High Yield Series - Standard Class                       17,069  27.57     470,674    6.56%     1.25%     11.06%
7 Delaware VIP Value Series - Standard Class                             4,750  39.74     188,739    1.53%     1.40%     22.38%
7 Delaware VIP Value Series - Standard Class                            95,378  47.26   4,507,090    1.56%     1.25%     22.56%
2 Dreyfus Stock Index Fund, Inc. - Initial Shares                          814  22.18      18,045    1.64%     1.45%     13.84%
3 Dreyfus Stock Index Fund, Inc. - Initial Shares                      236,115  22.28   5,260,980    1.59%     1.40%     13.90%

                                   VA I - 57

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2006 are as follows:

                                                                                           Investment
                                                                        Unit                 Income    Expense    Total
Sub-accounts                                                     Units  Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------- ------- ------ ----------- ---------- --------- ----------
2 Dreyfus VIF Small Company Stock Portfolio - Initial Shares      1,040 $15.68 $    16,300    0.00%     1.45%      9.37%
3 Dreyfus VIF Small Company Stock Portfolio - Initial Shares     51,843  15.75     816,500    0.00%     1.40%      9.43%
3 Fidelity VIP Asset Manager Portfolio - Initial Class          244,885  17.42   4,266,167    3.01%     1.40%      5.83%
2 Fidelity VIP Contrafund Portfolio - Initial Class                 122  20.72       2,525    1.26%     1.45%     10.11%
3 Fidelity VIP Contrafund Portfolio - Initial Class             136,208  20.82   2,835,385    1.26%     1.40%     10.17%
2 Fidelity VIP Growth Portfolio - Initial Class                      77  17.80       1,369    0.43%     1.45%      5.32%
3 Fidelity VIP Growth Portfolio - Initial Class                 182,120  17.88   3,256,932    0.43%     1.40%      5.37%
2 Fidelity VIP High Income Portfolio - Initial Class              1,168  12.95      15,136    6.68%     1.45%      9.64%
3 Fidelity VIP High Income Portfolio - Initial Class             54,868  13.01     714,094    6.68%     1.40%      9.69%
3 Fidelity VIP Investment Grade Bond Portfolio - Initial Class   97,913  16.70   1,635,503    4.58%     1.40%      2.90%
3 Fidelity VIP Money Market Portfolio - Initial Class           165,231  13.02   2,151,019    4.70%     1.40%      3.42%
3 Fidelity VIP Overseas Portfolio - Initial Class                 9,596  19.55     187,622    0.97%     1.40%     16.44%
1 UBS U.S. Allocation Portfolio                                 747,396  17.64  13,187,756    2.74%     1.40%      9.75%
2 UBS U.S. Allocation Portfolio                                  84,240  17.57   1,480,229    3.09%     1.45%      9.69%
1 UIF Core Plus Fixed Income Portfolio - Class I Shares              --  12.08          --    0.00%     0.75%      2.96%
1 UIF Equity Growth Portfolio - Class I Shares                       --  11.83          --    0.00%     0.75%      3.33%
1 UIF Technology Portfolio - Class I Shares                          --     --          --    0.00%     0.75%      4.77%
3 Van Eck Worldwide Emerging Markets Fund - Initial Class        33,797  21.37     722,390    0.67%     1.40%     37.56%
2 Van Eck Worldwide Hard Assets Fund - Initial Class                252  23.81       6,007    0.00%     1.45%     -2.11%
3 Van Eck Worldwide Hard Assets Fund - Initial Class             28,179  23.92     674,000    0.07%     1.40%     22.77%
1 Vanguard 500 Index Fund                                         2,232  13.16      29,376    1.73%     0.75%     14.78%
6 Vanguard Dividend Growth Fund                                   1,909  15.08      28,795    1.89%     0.52%     18.96%
6 Vanguard GNMA Fund                                              1,170  11.20      13,105    5.65%     0.52%      3.78%
6 Vanguard Health Care Fund                                       4,234  15.07      63,831    1.41%     0.52%     10.29%
6 Vanguard Inflation-Protected Securities Fund                   13,802  11.38     157,045    2.94%     0.52%     -0.09%
1 Vanguard International Growth Fund                                723  18.18      13,143    4.03%     0.75%     10.63%
1 Vanguard LifeStrategy Conservative Growth Fund                  2,476  13.21      32,710    3.19%     0.75%      9.80%
1 Vanguard LifeStrategy Growth Fund                                 996  14.54      14,489    2.12%     0.75%     15.26%
6 Vanguard LifeStrategy Growth Fund                              10,239  15.00     153,576    2.16%     0.52%     15.53%
1 Vanguard LifeStrategy Income Fund                               1,333  12.56      16,748    3.87%     0.75%      7.13%
6 Vanguard LifeStrategy Income Fund                              17,095  12.01     205,299    3.91%     0.52%      7.37%
1 Vanguard LifeStrategy Moderate Growth Fund                     33,191  13.95     463,121    2.71%     0.75%     12.46%
6 Vanguard LifeStrategy Moderate Growth Fund                     31,779  13.97     443,832    3.04%     0.52%     12.72%
1 Vanguard Prime Money Market Fund                                  416  10.76       4,477    4.78%     0.75%      4.10%
1 Vanguard PRIMECAP Fund                                            217  14.52       3,144    0.61%     0.75%     11.48%
1 Vanguard Small-Cap Growth Index Fund                            1,268  15.58      19,750    0.29%     0.75%     11.11%
1 Vanguard Small-Cap Value Index Fund                             1,887  15.40      29,051    2.16%     0.75%     18.36%
1 Vanguard Total Bond Market Index Fund                             705  11.95       8,427    4.84%     0.75%      3.49%
6 Vanguard Total International Stock Index Fund                  15,348  20.02     307,249    2.34%     0.52%     25.98%
1 Vanguard U.S. Growth Fund                                         434  10.57       4,584    0.46%     0.75%      1.01%
6 Vanguard VIF Balanced Portfolio                               313,608  14.57   4,568,050    2.15%     0.52%     14.37%
6 Vanguard VIF Capital Growth Portfolio                          11,822  15.03     177,719    0.56%     0.52%     11.05%
1 Vanguard VIF Diversified Value Portfolio                        1,590  14.17      22,533    0.00%     0.75%     13.80%
6 Vanguard VIF Diversified Value Portfolio                       24,806  17.09     423,933    1.61%     0.52%     18.26%
1 Vanguard VIF Equity Income Portfolio                            1,544  13.42      20,718    2.67%     0.75%     19.80%
6 Vanguard VIF Equity Income Portfolio                           38,422  15.71     603,508    1.87%     0.52%     20.07%
6 Vanguard VIF Equity Index Portfolio                            29,863  14.43     430,794    1.65%     0.52%     15.11%
6 Vanguard VIF Growth Portfolio                                   4,700  12.83      60,284    0.42%     0.52%      1.39%
1 Vanguard VIF High Yield Bond Portfolio                         11,668  11.68     136,242    6.95%     0.75%      7.46%
6 Vanguard VIF High Yield Bond Portfolio                         19,323  12.45     240,659    4.94%     0.52%      7.71%
1 Vanguard VIF International Portfolio                            8,788  16.25     142,797    1.07%     0.75%     25.80%

                                   VA I - 58

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2006 are as follows:

                                                                                Investment
                                                              Unit                Income    Expense    Total
Sub-accounts                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
6 Vanguard VIF International Portfolio                 68,625 $19.46 $1,335,452    0.45%     0.52%     26.09%
6 Vanguard VIF Mid-Cap Index Portfolio                 19,094  16.98    324,199    0.97%     0.52%     13.16%
6 Vanguard VIF Money Market Portfolio                     397  10.82      4,299   55.16%     0.52%      4.49%
1 Vanguard VIF REIT Index Portfolio                     1,505  17.98     27,073    2.07%     0.75%     33.92%
6 Vanguard VIF REIT Index Portfolio                    19,538  21.38    417,775    1.83%     0.52%     34.23%
6 Vanguard VIF Short-Term Investment-Grade Portfolio   13,435  10.86    145,842    2.57%     0.52%      4.38%
6 Vanguard VIF Small Company Growth Portfolio          12,166  14.15    172,093    0.22%     0.52%      9.64%
1 Vanguard VIF Total Bond Market Index Portfolio        1,548  10.70     16,571    0.00%     0.75%      4.61%
6 Vanguard VIF Total Bond Market Index Portfolio       38,527  11.11    428,209    3.87%     0.52%      3.77%
6 Vanguard VIF Total Stock Market Index Portfolio     148,502  14.83  2,202,013    0.76%     0.52%     14.93%
1 Vanguard Wellington Fund                              8,984  14.33    128,741    3.05%     0.75%     14.08%
1 Vanguard Windsor Fund                                   215  14.51      3,121    1.48%     0.75%     18.46%

                                   VA I - 59

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                                                                              Investment
                                                                          Unit                  Income    Expense    Total
Sub-accounts                                                      Units   Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------- --------- ------ ------------ ---------- --------- ----------
2 AIM V.I. Capital Appreciation Fund - Series I                       990 $11.48 $     11,364    0.05%     1.45%      7.27%
3 AIM V.I. Capital Appreciation Fund - Series I                    94,212  11.53    1,085,821    0.05%     1.40%      7.33%
2 AIM V.I. International Growth Fund - Series I                       980  14.43       14,139    0.60%     1.45%     16.24%
3 AIM V.I. International Growth Fund - Series I                    92,099  14.49    1,334,262    0.60%     1.40%     16.29%
1 AllianceBernstein Americas Government Income Portfolio -
  Class A                                                       1,853,190  21.35   39,556,609    6.86%     1.40%      7.16%
2 AllianceBernstein Americas Government Income Portfolio -
  Class A                                                          16,466  21.26      349,998    6.40%     1.45%      7.11%
1 AllianceBernstein Global Bond Portfolio - Class A               909,967  17.03   15,494,005    9.39%     1.40%     -8.94%
2 AllianceBernstein Global Bond Portfolio - Class A                31,182  16.96      528,704    7.55%     1.45%     -8.98%
3 AllianceBernstein Global Bond Portfolio - Class A                    63  12.78          801    9.06%     1.40%     -8.94%
1 AllianceBernstein Global Dollar Government Portfolio - Class
  A                                                               593,367  33.47   19,859,233    5.90%     1.40%      8.10%
2 AllianceBernstein Global Dollar Government Portfolio - Class
  A                                                                16,673  33.33      555,672    6.02%     1.45%      8.05%
1 AllianceBernstein Global Technology Portfolio - Class A *     3,430,602  15.88   54,482,738    0.00%     1.40%      2.42%
2 AllianceBernstein Global Technology Portfolio - Class A *       160,427  15.81    2,537,089    0.00%     1.45%      2.37%
3 AllianceBernstein Global Technology Portfolio - Class A *        43,634  15.37      670,610    0.00%     1.40%      2.42%
4 AllianceBernstein Global Technology Portfolio - Class B *     1,432,336  15.67   22,440,649    0.00%     1.40%      2.21%
5 AllianceBernstein Global Technology Portfolio - Class B *        96,636  15.60    1,507,640    0.00%     1.45%      2.16%
1 AllianceBernstein Growth and Income Portfolio - Class A       5,150,075  40.32  207,630,186    1.47%     1.40%      3.41%
2 AllianceBernstein Growth and Income Portfolio - Class A         176,457  40.15    7,084,149    1.54%     1.45%      3.36%
3 AllianceBernstein Growth and Income Portfolio - Class A         150,268  25.01    3,757,785    1.21%     1.40%      3.41%
4 AllianceBernstein Growth and Income Portfolio - Class B       4,526,504  39.68  179,612,690    1.25%     1.40%      3.15%
5 AllianceBernstein Growth and Income Portfolio - Class B         121,205  39.51    4,789,237    1.17%     1.45%      3.09%
1 AllianceBernstein Growth Portfolio - Class A                  3,103,702  27.67   85,879,047    0.00%     1.40%     10.42%
2 AllianceBernstein Growth Portfolio - Class A                    106,451  27.55    2,933,097    0.00%     1.45%     10.36%
3 AllianceBernstein Growth Portfolio - Class A                     82,954  19.13    1,586,802    0.00%     1.40%     10.42%
4 AllianceBernstein Growth Portfolio - Class B                  1,973,252  27.21   53,692,489    0.00%     1.40%     10.09%
5 AllianceBernstein Growth Portfolio - Class B                     58,380  27.10    1,581,843    0.00%     1.45%     10.03%
1 AllianceBernstein High Yield Portfolio - Class A              2,778,502  11.02   30,615,117    8.24%     1.40%      0.37%
2 AllianceBernstein High Yield Portfolio - Class A                 98,709  10.97    1,083,174    8.63%     1.45%      0.32%
1 AllianceBernstein International Portfolio - Class A           3,003,328  17.22   51,711,655    0.47%     1.40%     17.51%
2 AllianceBernstein International Portfolio - Class A             108,724  17.15    1,864,157    0.49%     1.45%     17.45%
1 AllianceBernstein International Value Portfolio - Class A     2,217,641  18.51   41,050,514    0.58%     1.40%     15.17%
2 AllianceBernstein International Value Portfolio - Class A        79,189  18.47    1,462,443    0.65%     1.45%     15.11%
1 AllianceBernstein Large Cap Growth Portfolio - Class A *      4,752,800  30.12  143,159,333    0.00%     1.40%     13.55%
2 AllianceBernstein Large Cap Growth Portfolio - Class A *        219,121  29.99    6,572,420    0.00%     1.45%     13.49%
3 AllianceBernstein Large Cap Growth Portfolio - Class A *         23,778  13.59      323,059    0.00%     1.40%     13.55%
4 AllianceBernstein Large Cap Growth Portfolio - Class B *      2,474,671  29.69   73,461,562    0.00%     1.40%     13.25%
5 AllianceBernstein Large Cap Growth Portfolio - Class B *         82,045  29.56    2,425,298    0.00%     1.45%     13.19%
1 AllianceBernstein Money Market Portfolio - Class A            1,443,518  12.84   18,532,109    2.61%     1.40%      0.94%
2 AllianceBernstein Money Market Portfolio - Class A               57,677  12.78      737,354    3.00%     1.45%      0.88%
4 AllianceBernstein Money Market Portfolio - Class B            1,249,080  12.63   15,778,165    2.07%     1.40%      0.68%
5 AllianceBernstein Money Market Portfolio - Class B               21,657  12.58      272,422    1.82%     1.45%      0.63%
1 AllianceBernstein Real Estate Investment Portfolio - Class A  1,713,918  25.39   43,508,901    3.15%     1.40%     10.12%
2 AllianceBernstein Real Estate Investment Portfolio - Class A     75,964  25.28    1,920,292    3.08%     1.45%     10.07%
1 AllianceBernstein Small Cap Growth Portfolio - Class A        3,250,316  12.41   40,342,954    0.00%     1.40%      3.78%
2 AllianceBernstein Small Cap Growth Portfolio - Class A          170,998  12.36    2,113,508    0.00%     1.45%      3.73%
3 AllianceBernstein Small Cap Growth Portfolio - Class A           16,380  12.06      197,594    0.00%     1.40%      3.78%
1 AllianceBernstein Small/Mid Cap Value Portfolio - Class A *   3,232,495  17.70   57,219,329    0.73%     1.40%      5.43%
2 AllianceBernstein Small/Mid Cap Value Portfolio - Class A *      96,342  17.66    1,701,403    0.77%     1.45%      5.38%
1 AllianceBernstein Total Return Portfolio - Class A            6,219,857  24.71  153,669,013    2.56%     1.40%      2.47%

                                   VA I - 60

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                                                                              Investment
                                                                           Unit                 Income    Expense    Total
Sub-accounts                                                       Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2 AllianceBernstein Total Return Portfolio - Class A               162,454 $24.60 $ 3,996,746    2.59%     1.45%      2.41%
3 AllianceBernstein Total Return Portfolio - Class A                33,917  12.36     419,099    2.66%     1.40%      2.47%
1 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                            4,360,176  16.08  70,114,479    2.97%     1.40%      0.56%
2 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                              115,065  16.01   1,842,538    2.83%     1.45%      0.51%
4 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class B                                              190,291  15.82   3,011,226    2.66%     1.40%      0.34%
5 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class B                                                5,173  15.76      81,519    3.44%     1.45%      0.29%
4 AllianceBernstein U.S. Large Cap Blended Style Portfolio -
  Class B                                                          212,143  12.70   2,694,338    0.28%     1.40%      8.13%
5 AllianceBernstein U.S. Large Cap Blended Style Portfolio -
  Class B                                                            7,475  12.68      94,821    0.25%     1.45%      8.08%
1 AllianceBernstein Utility Income Portfolio - Class A           1,806,112  23.98  43,318,452    2.17%     1.40%     14.45%
2 AllianceBernstein Utility Income Portfolio - Class A              60,567  23.88   1,446,570    2.47%     1.45%     14.39%
4 AllianceBernstein Value Portfolio - Class B                    5,697,258  12.62  71,870,996    1.23%     1.40%      4.02%
5 AllianceBernstein Value Portfolio - Class B                      148,703  12.59   1,871,516    1.14%     1.45%      3.97%
1 AllianceBernstein Worldwide Privatization Portfolio - Class A  1,306,320  29.01  37,890,962    0.43%     1.40%     19.16%
2 AllianceBernstein Worldwide Privatization Portfolio - Class A     68,361  28.88   1,974,541    0.46%     1.45%     19.10%
7 Delaware VIP Balanced Series - Standard Class                     28,930  29.42     851,121    2.13%     1.25%      2.40%
7 Delaware VIP Capital Reserves Series - Standard Class              8,624  22.49     193,940    4.12%     1.25%      0.54%
7 Delaware VIP Capital Reserves Series - Standard Class                 --  16.80          --    6.68%     1.40%      0.39%
7 Delaware VIP Cash Reserve Series - Standard Class                     --  13.36          --    0.00%     1.40%      1.29%
7 Delaware VIP Cash Reserve Series - Standard Class                 17,880  16.51     295,264    2.30%     1.25%      1.44%
7 Delaware VIP Growth Opportunities Series - Standard Class          6,627  30.31     200,850    0.00%     1.40%      9.86%
7 Delaware VIP Growth Opportunities Series - Standard Class         23,737  34.15     810,526    0.00%     1.25%     10.02%
7 Delaware VIP High Yield Series - Standard Class                      669  17.46      11,690    6.58%     1.40%      2.15%
7 Delaware VIP High Yield Series - Standard Class                   18,271  24.83     453,661    6.69%     1.25%      2.30%
7 Delaware VIP Value Series - Standard Class                         4,750  32.47     154,241    1.87%     1.40%      4.56%
7 Delaware VIP Value Series - Standard Class                       106,740  38.56   4,115,427    1.74%     1.25%      4.71%
2 Dreyfus Stock Index Fund, Inc. - Initial Shares                      814  19.48      15,851    1.60%     1.45%      3.19%
3 Dreyfus Stock Index Fund, Inc. - Initial Shares                  346,198  19.56   6,772,627    1.54%     1.40%      3.24%
2 Dreyfus VIF Small Company Stock Portfolio - Initial Shares         1,040  14.33      14,903    0.00%     1.45%     -0.54%
3 Dreyfus VIF Small Company Stock Portfolio - Initial Shares       105,839  14.39   1,523,276    0.00%     1.40%     -0.49%
3 Fidelity VIP Asset Manager Portfolio - Initial Class             343,752  16.46   5,658,685    2.84%     1.40%      2.60%
2 Fidelity VIP Contrafund Portfolio - Initial Class                    427  18.82       8,039    0.29%     1.45%     15.26%
3 Fidelity VIP Contrafund Portfolio - Initial Class                196,314  18.90   3,709,418    0.29%     1.40%     15.32%
2 Fidelity VIP Growth Portfolio - Initial Class                         77  16.90       1,306    0.53%     1.45%      4.28%
3 Fidelity VIP Growth Portfolio - Initial Class                    250,705  16.97   4,255,031    0.53%     1.40%      4.33%
2 Fidelity VIP High Income Portfolio - Initial Class                 1,168  11.81      13,805   14.91%     1.45%      1.23%
3 Fidelity VIP High Income Portfolio - Initial Class                98,552  11.86   1,169,260   14.91%     1.40%      1.28%
3 Fidelity VIP Investment Grade Bond Portfolio - Initial Class     154,340  16.23   2,505,319    3.94%     1.40%      0.77%
3 Fidelity VIP Money Market Portfolio - Initial Class              165,921  12.59   2,088,573    2.78%     1.40%      1.60%
3 Fidelity VIP Overseas Portfolio - Initial Class                   13,573  16.79     227,914    0.71%     1.40%     17.40%
1 Mercury Basic Value V.I. Fund - Class I *                        344,465  17.20   5,926,198    1.20%     1.40%      1.51%
2 Mercury Basic Value V.I. Fund - Class I *                         27,874  17.13     477,597    1.00%     1.45%      1.46%
1 Mercury Core Bond V.I. Fund - Class I *                           18,369  13.57     249,321    5.12%     1.40%      0.60%
2 Mercury Core Bond V.I. Fund - Class I *                            3,302  13.52      44,633    4.95%     1.45%      0.55%
1 Mercury Domestic Money Market V.I. Fund - Class I *               26,678  11.57     308,767    2.69%     1.40%      1.27%
2 Mercury Domestic Money Market V.I. Fund - Class I *                3,620  11.53      41,725    2.00%     1.45%      1.22%
1 Mercury Global Allocation V.I. Fund - Class I *                   91,040  15.20   1,384,223    2.55%     1.40%      8.98%
2 Mercury Global Allocation V.I. Fund - Class I *                    7,075  15.14     107,135    2.27%     1.45%      8.93%

                                   VA I - 61

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                                                                             Investment
                                                                          Unit                 Income    Expense    Total
Sub-accounts                                                       Units  Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------------------- ------- ------ ----------- ---------- --------- ----------
1 Mercury Global Growth V.I. Fund - Class I *                      62,562 $10.00 $   625,364    0.99%     1.40%     13.47%
2 Mercury Global Growth V.I. Fund - Class I *                         727   9.96       7,245    1.16%     1.45%     13.42%
1 Mercury High Current Income V.I. Fund - Class I *                37,243  12.58     468,597    8.83%     1.40%      0.13%
2 Mercury High Current Income V.I. Fund - Class I *                   605  12.53       7,585   16.58%     1.45%      0.08%
1 Mercury International Value V.I. Fund - Class I *               140,781  15.47   2,178,364    2.74%     1.40%     10.13%
2 Mercury International Value V.I. Fund - Class I *                 7,508  15.42     115,795    2.61%     1.45%     10.08%
1 Mercury Large Cap Core V.I. Fund - Class I *                    106,450  16.59   1,765,715    0.61%     1.40%     11.63%
2 Mercury Large Cap Core V.I. Fund - Class I *                      3,534  16.52      58,376    0.66%     1.45%     11.57%
1 Mercury Large Cap Growth V.I. Fund - Class I *                   83,509  10.28     858,545    0.17%     1.40%      9.11%
1 Mercury Utilities and Telecommunications V.I. Fund - Class I *   30,504  16.51     503,728    2.65%     1.40%     12.55%
2 Mercury Utilities and Telecommunications V.I. Fund - Class I *    2,363  16.45      38,861    4.19%     1.45%     12.50%
1 Mercury Value Opportunities V.I. Fund - Class I *               102,905  21.88   2,251,650    0.25%     1.40%      8.85%
2 Mercury Value Opportunities V.I. Fund - Class I *                15,009  21.79     327,083    0.24%     1.45%      8.80%
1 UBS U.S. Allocation Portfolio                                   906,556  16.08  14,575,620    1.60%     1.40%      5.31%
2 UBS U.S. Allocation Portfolio                                   118,516  16.02   1,898,519    1.59%     1.45%      5.26%
1 UIF Core Plus Fixed Income Portfolio - Class I Shares             3,047  11.73      35,744    3.58%     0.75%      3.44%
1 UIF Equity Growth Portfolio - Class I Shares                      3,066  11.44      35,091    0.47%     0.75%     14.85%
1 UIF Technology Portfolio - Class I Shares                         1,520   8.03      12,209    0.00%     0.75%     -1.02%
1 UIF Value Portfolio - Class I Shares                                 --  13.40          --    0.00%     0.75%      3.78%
3 Van Eck Worldwide Emerging Markets Fund - Initial Class          46,816  15.54     727,449    0.72%     1.40%     30.17%
3 Van Eck Worldwide Hard Assets Fund - Initial Class               34,998  19.48     681,860    0.27%     1.40%     49.57%
1 Vanguard 500 Index Fund                                           2,435  11.47      27,921    1.87%     0.75%      3.99%
6 Vanguard Dividend Growth Fund                                     2,014  12.68      25,533    1.91%     0.52%      3.70%
6 Vanguard GNMA Fund                                                1,358  10.79      14,654    5.11%     0.52%      2.80%
6 Vanguard Health Care Fund                                         4,777  13.67      65,294    1.07%     0.52%     14.81%
6 Vanguard Inflation-Protected Securities Fund                     12,379  11.39     140,980    9.38%     0.52%      2.06%
1 Vanguard LifeStrategy Conservative Growth Fund                    2,712  12.03      32,643    2.81%     0.75%      3.68%
1 Vanguard LifeStrategy Growth Fund                                 1,092  12.62      13,773    1.94%     0.75%      6.09%
6 Vanguard LifeStrategy Growth Fund                                 9,068  12.98     117,725    2.30%     0.52%      6.33%
1 Vanguard LifeStrategy Income Fund                                 1,546  11.73      18,135    3.42%     0.75%      2.46%
6 Vanguard LifeStrategy Income Fund                                14,069  11.18     157,357    3.50%     0.52%      2.70%
1 Vanguard LifeStrategy Moderate Growth Fund                       35,678  12.41     442,657    4.88%     0.75%      4.90%
6 Vanguard LifeStrategy Moderate Growth Fund                       23,059  12.39     285,701    2.41%     0.52%      5.14%
1 Vanguard Prime Money Market Fund                                    454  10.34       4,689    2.96%     0.75%      2.24%
1 Vanguard PRIMECAP Fund                                              236  13.02       3,075    0.57%     0.75%      7.69%
1 Vanguard Small-Cap Growth Index Fund                              1,383  14.02      19,396    0.49%     0.75%      7.83%
1 Vanguard Small-Cap Value Index Fund                               1,459  13.01      18,989    3.54%     0.75%      5.28%
1 Vanguard Total Bond Market Index Fund                               771  11.54       8,898    4.43%     0.75%      1.63%
6 Vanguard Total International Stock Index Fund                    17,451  15.89     277,301    2.04%     0.52%     14.97%
1 Vanguard U.S. Growth Fund                                           473  10.47       4,948    0.20%     0.75%     10.33%
6 Vanguard VIF Balanced Portfolio                                 268,437  12.74   3,418,895    1.90%     0.52%      6.28%
6 Vanguard VIF Capital Growth Portfolio                             8,428  13.54     114,085    0.45%     0.52%      7.12%
6 Vanguard VIF Diversified Value Portfolio                         25,311  14.45     365,768    1.26%     0.52%      7.06%
1 Vanguard VIF Equity Income Portfolio                              1,593  11.20      17,851    2.45%     0.75%      3.36%
6 Vanguard VIF Equity Income Portfolio                             22,489  13.08     294,186    1.89%     0.52%      3.60%
6 Vanguard VIF Equity Index Portfolio                              15,968  12.53     200,108    1.18%     0.52%      4.25%
6 Vanguard VIF Growth Portfolio                                     4,943  12.65      62,536    0.17%     0.52%     10.92%
1 Vanguard VIF High Yield Bond Portfolio                           10,939  10.87     118,854    0.00%     0.75%      1.99%
6 Vanguard VIF High Yield Bond Portfolio                            4,896  11.56      56,615    3.33%     0.52%      2.22%
1 Vanguard VIF International Portfolio                              9,871  12.92     127,493    0.00%     0.75%     15.44%
6 Vanguard VIF International Portfolio                             20,403  15.43     314,875    0.77%     0.52%     15.71%

                                   VA I - 62

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2005 are as follows:

                                                                               Investment
                                                             Unit                Income    Expense    Total
Sub-accounts                                          Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------- ------ ------ ---------- ---------- --------- ----------
6 Vanguard VIF Mid-Cap Index Portfolio                17,020 $15.00 $  255,367    0.38%     0.52%     13.39%
1 Vanguard VIF Money Market Portfolio                     --  10.29         --    0.00%     0.75%      2.40%
6 Vanguard VIF Money Market Portfolio                  3,266  10.35     33,823   25.89%     0.52%      2.64%
1 Vanguard VIF REIT Index Portfolio                    1,616  13.43     21,696    2.80%     0.75%     11.00%
6 Vanguard VIF REIT Index Portfolio                   12,188  15.93    194,149    1.39%     0.52%     11.26%
6 Vanguard VIF Short-Term Investment-Grade Portfolio   6,221  10.40     64,706    2.70%     0.52%      1.72%
6 Vanguard VIF Small Company Growth Portfolio          5,544  12.90     71,527    0.00%     0.52%      5.71%
6 Vanguard VIF Total Bond Market Index Portfolio      33,465  10.71    358,440    4.01%     0.52%      1.87%
6 Vanguard VIF Total Stock Market Index Portfolio     85,167  12.90  1,098,862    0.93%     0.52%      5.58%
1 Vanguard Wellington Fund                             9,809  12.56    123,215    4.45%     0.75%      6.03%
1 Vanguard Windsor Fund                                  235  12.25      2,872    1.42%     0.75%      4.21%

                                   VA I - 63

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2004 are as follows:

                                                                                              Investment
                                                                          Unit                  Income    Expense    Total
Sub-accounts                                                      Units   Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------------- --------- ------ ------------ ---------- --------- ----------
2 AIM V.I. Capital Appreciation Fund - Series I                     1,051 $10.70 $     11,241    0.00%     1.45%      5.09%
3 AIM V.I. Capital Appreciation Fund - Series I                   122,811  10.74    1,318,801    0.00%     1.40%      5.14%
2 AIM V.I. International Growth Fund - Series I                     1,081  12.41       13,418    0.64%     1.45%     22.22%
3 AIM V.I. International Growth Fund - Series I                   109,923  12.46    1,369,365    0.64%     1.40%     22.28%
1 AllianceBernstein Americas Government Income Portfolio -
  Class A                                                       2,111,933  19.92   42,065,862    5.08%     1.40%      3.43%
2 AllianceBernstein Americas Government Income Portfolio -
  Class A                                                          29,475  19.84      584,908    4.80%     1.45%      3.37%
1 AllianceBernstein Global Bond Portfolio - Class A               899,807  18.70   16,824,355    5.47%     1.40%      8.11%
2 AllianceBernstein Global Bond Portfolio - Class A                31,162  18.63      580,507    5.51%     1.45%      8.05%
3 AllianceBernstein Global Bond Portfolio - Class A                    63  14.03          885   11.06%     1.40%      8.11%
1 AllianceBernstein Global Dollar Government Portfolio - Class
  A                                                               628,197  30.96   19,449,691    6.45%     1.40%      8.59%
2 AllianceBernstein Global Dollar Government Portfolio - Class
  A                                                                19,026  30.85      586,878    6.72%     1.45%      8.53%
1 AllianceBernstein Growth and Income Portfolio - Class A       6,262,902  38.99  244,161,672    0.88%     1.40%      9.91%
2 AllianceBernstein Growth and Income Portfolio - Class A         219,804  38.84    8,537,408    0.90%     1.45%      9.86%
3 AllianceBernstein Growth and Income Portfolio - Class A         282,480  24.18    6,830,906    0.97%     1.40%      9.91%
4 AllianceBernstein Growth and Income Portfolio - Class B       5,229,899  38.47  201,194,063    0.72%     1.40%      9.68%
5 AllianceBernstein Growth and Income Portfolio - Class B         147,272  38.33    5,644,554    0.74%     1.45%      9.62%
1 AllianceBernstein Growth Portfolio - Class A                  3,853,315  25.06   96,562,814    0.00%     1.40%     13.14%
2 AllianceBernstein Growth Portfolio - Class A                    144,062  24.97    3,596,773    0.00%     1.45%     13.08%
3 AllianceBernstein Growth Portfolio - Class A                    163,582  17.32    2,833,937    0.00%     1.40%     13.14%
4 AllianceBernstein Growth Portfolio - Class B                  2,217,887  24.72   54,819,089    0.00%     1.40%     12.94%
5 AllianceBernstein Growth Portfolio - Class B                     64,240  24.63    1,581,914    0.00%     1.45%     12.88%
1 AllianceBernstein High Yield Portfolio - Class A              3,418,232  10.98   37,525,351    6.23%     1.40%      6.48%
2 AllianceBernstein High Yield Portfolio - Class A                134,790  10.94    1,474,402    6.65%     1.45%      6.43%
1 AllianceBernstein International Portfolio - Class A           3,066,419  14.65   44,929,430    0.26%     1.40%     15.98%
2 AllianceBernstein International Portfolio - Class A             111,264  14.60    1,624,203    0.28%     1.45%     15.93%
1 AllianceBernstein International Value Portfolio - Class A     2,082,813  16.07   33,477,137    0.49%     1.40%     23.46%
2 AllianceBernstein International Value Portfolio - Class A        74,829  16.04    1,200,523    0.48%     1.45%     23.39%
1 AllianceBernstein Money Market Portfolio - Class A            1,820,045  12.72   23,149,556    0.74%     1.40%     -0.68%
2 AllianceBernstein Money Market Portfolio - Class A               59,980  12.67      760,067    0.85%     1.45%     -0.73%
4 AllianceBernstein Money Market Portfolio - Class B            1,230,662  12.55   15,440,025    0.43%     1.40%     -0.93%
5 AllianceBernstein Money Market Portfolio - Class B               29,141  12.50      364,257    0.57%     1.45%     -0.98%
1 AllianceBernstein Premier Growth Portfolio - Class A          5,888,313  26.53  156,197,494    0.00%     1.40%      7.11%
2 AllianceBernstein Premier Growth Portfolio - Class A            272,974  26.43    7,214,251    0.00%     1.45%      7.06%
3 AllianceBernstein Premier Growth Portfolio - Class A             34,289  11.97      410,278    0.00%     1.40%      7.11%
4 AllianceBernstein Premier Growth Portfolio - Class B          2,859,284  26.21   74,947,558    0.00%     1.40%      6.84%
5 AllianceBernstein Premier Growth Portfolio - Class B             96,497  26.11    2,519,997    0.00%     1.45%      6.79%
1 AllianceBernstein Real Estate Investment Portfolio - Class A  2,141,527  23.05   49,367,234    2.08%     1.40%     33.74%
2 AllianceBernstein Real Estate Investment Portfolio - Class A    101,876  22.97    2,339,783    2.09%     1.45%     33.68%
1 AllianceBernstein Small Cap Growth Portfolio - Class A *      3,886,852  11.96   46,487,482    0.00%     1.40%     12.96%
2 AllianceBernstein Small Cap Growth Portfolio - Class A *        201,863  11.92    2,405,361    0.00%     1.45%     12.90%
3 AllianceBernstein Small Cap Growth Portfolio - Class A *         23,121  11.62      268,757    0.00%     1.40%     12.96%
1 AllianceBernstein Small Cap Value Portfolio - Class A         3,582,738  16.79   60,151,686    0.18%     1.40%     17.64%
2 AllianceBernstein Small Cap Value Portfolio - Class A           112,220  16.76    1,880,641    0.17%     1.45%     17.59%
1 AllianceBernstein Technology Portfolio - Class A              4,429,336  15.51   68,679,065    0.00%     1.40%      3.99%
2 AllianceBernstein Technology Portfolio - Class A                224,723  15.45    3,471,517    0.00%     1.45%      3.94%
3 AllianceBernstein Technology Portfolio - Class A                 68,612  15.01    1,029,525    0.00%     1.40%      3.99%
4 AllianceBernstein Technology Portfolio - Class B              1,734,688  15.33   26,589,834    0.00%     1.40%      3.63%
5 AllianceBernstein Technology Portfolio - Class B                106,350  15.27    1,624,124    0.00%     1.45%      3.57%
1 AllianceBernstein Total Return Portfolio - Class A            7,047,539  24.11  169,927,969    2.15%     1.40%      7.56%

                                   VA I - 64

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2004 are as follows:

                                                                                              Investment
                                                                           Unit                 Income    Expense    Total
Sub-accounts                                                       Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2 AllianceBernstein Total Return Portfolio - Class A               197,367 $24.02 $ 4,741,220    2.23%     1.45%      7.50%
3 AllianceBernstein Total Return Portfolio - Class A                52,718  12.06     635,751    2.03%     1.40%      7.56%
1 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                            5,440,970  15.99  87,002,900    2.70%     1.40%      2.32%
2 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class A                                              164,077  15.93   2,613,917    2.72%     1.45%      2.27%
4 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class B                                              193,600  15.77   3,053,168    2.55%     1.40%      2.08%
5 AllianceBernstein U.S. Government/High Grade Securities
  Portfolio - Class B                                                9,338  15.71     146,715    2.74%     1.45%      2.03%
4 AllianceBernstein U.S. Large Cap Blended Style Portfolio -
  Class B                                                          196,331  11.75   2,305,973    0.08%     1.40%      7.65%
5 AllianceBernstein U.S. Large Cap Blended Style Portfolio -
  Class B                                                            9,219  11.74     108,201    0.02%     1.45%      7.59%
1 AllianceBernstein Utility Income Portfolio - Class A           1,964,056  20.96  41,160,680    2.04%     1.40%     22.60%
2 AllianceBernstein Utility Income Portfolio - Class A              58,184  20.88   1,214,854    1.95%     1.45%     22.54%
4 AllianceBernstein Value Portfolio - Class B                    6,361,377  12.13  77,148,234    0.85%     1.40%     11.80%
5 AllianceBernstein Value Portfolio - Class B                      173,133  12.11   2,095,841    0.77%     1.45%     11.74%
1 AllianceBernstein Worldwide Privatization Portfolio - Class A  1,405,001  24.34  34,199,304    0.21%     1.40%     22.54%
2 AllianceBernstein Worldwide Privatization Portfolio - Class A     69,774  24.25   1,692,095    0.22%     1.45%     22.48%
7 Delaware VIP Balanced Series - Standard Class                         --  18.94          --    3.89%     1.40%      4.37%
7 Delaware VIP Balanced Series - Standard Class                     32,787  28.73     941,999    2.16%     1.25%      4.53%
7 Delaware VIP Capital Reserves Series - Standard Class              8,628  22.37     193,003    4.53%     1.25%      2.40%
7 Delaware VIP Capital Reserves Series - Standard Class              2,937  16.73      49,155    4.24%     1.40%      2.25%
7 Delaware VIP Cash Reserve Series - Standard Class                 28,886  16.28     470,237    0.87%     1.25%     -0.38%
7 Delaware VIP Growth Opportunities Series - Standard Class          6,786  27.59     187,228    0.00%     1.40%     10.91%
7 Delaware VIP Growth Opportunities Series - Standard Class         34,408  31.03   1,067,847    0.00%     1.25%     11.08%
7 Delaware VIP High Yield Series - Standard Class                      671  17.09      11,474    8.91%     1.40%     12.66%
7 Delaware VIP High Yield Series - Standard Class                   19,508  24.27     473,458    6.78%     1.25%     12.83%
7 Delaware VIP Value Series - Standard Class *                       5,813  31.05     180,506    1.65%     1.40%     13.33%
7 Delaware VIP Value Series - Standard Class *                     116,612  36.82   4,293,595    1.67%     1.25%     13.50%
2 Dreyfus Stock Index Fund, Inc. - Initial Shares                      814  18.88      15,362    1.30%     1.45%      9.05%
3 Dreyfus Stock Index Fund, Inc. - Initial Shares                  439,255  18.95   8,323,390    1.68%     1.40%      9.10%
2 Dreyfus VIF Small Company Stock Portfolio - Initial Shares         1,040  14.41      14,984    0.00%     1.45%     16.81%
3 Dreyfus VIF Small Company Stock Portfolio - Initial Shares       140,927  14.46   2,038,341    0.00%     1.40%     16.87%
2 Fidelity VIP Asset Manager Portfolio - Initial Class                  --  15.98          --    2.87%     1.45%      3.95%
3 Fidelity VIP Asset Manager Portfolio - Initial Class             434,692  16.04   6,974,219    2.87%     1.40%      4.00%
2 Fidelity VIP Contrafund Portfolio - Initial Class                    430  16.33       7,023    0.34%     1.45%     13.81%
3 Fidelity VIP Contrafund Portfolio - Initial Class                222,855  16.39   3,651,633    0.34%     1.40%     13.87%
2 Fidelity VIP Growth Portfolio - Initial Class                         78  16.21       1,259    0.29%     1.45%      1.89%
3 Fidelity VIP Growth Portfolio - Initial Class                    368,999  16.27   6,002,705    0.29%     1.40%      1.94%
2 Fidelity VIP High Income Portfolio - Initial Class                 1,168  11.67      13,637    8.52%     1.45%      8.02%
3 Fidelity VIP High Income Portfolio - Initial Class               141,135  11.71   1,653,374    8.52%     1.40%      8.07%
3 Fidelity VIP Investment Grade Bond Portfolio - Initial Class     209,298  16.11   3,371,298    4.45%     1.40%      3.00%
3 Fidelity VIP Money Market Portfolio - Initial Class              250,164  12.39   3,099,313    1.05%     1.40%     -0.20%
3 Fidelity VIP Overseas Portfolio - Initial Class                   20,004  14.30     286,116    1.14%     1.40%     12.06%
1 Merrill Lynch Basic Value V.I. Fund - Class I                    443,366  16.95   7,514,169    1.08%     1.40%      9.53%
2 Merrill Lynch Basic Value V.I. Fund - Class I                     48,297  16.89     815,621    1.09%     1.45%      9.47%
1 Merrill Lynch Core Bond V.I. Fund - Class I                       34,210  13.49     461,570    3.57%     1.40%      3.06%
2 Merrill Lynch Core Bond V.I. Fund - Class I                        3,305  13.44      44,435    3.57%     1.45%      3.01%
1 Merrill Lynch Domestic Money Market V.I. Fund - Class I           51,563  11.43     589,305    0.71%     1.40%     -0.48%
2 Merrill Lynch Domestic Money Market V.I. Fund - Class I              201  11.39       2,292    0.92%     1.45%     -0.53%
1 Merrill Lynch Global Allocation V.I. Fund - Class I               85,853  13.95   1,197,753    3.66%     1.40%     12.79%

                                   VA I - 65

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2004 are as follows:

                                                                                           Investment
                                                                        Unit                 Income    Expense    Total
Sub-accounts                                                    Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2 Merrill Lynch Global Allocation V.I. Fund - Class I             9,693 $13.90 $   134,749    2.05%     1.45%     12.73%
1 Merrill Lynch Global Growth V.I. Fund - Class I                90,917   8.81     800,893    1.47%     1.40%     13.62%
2 Merrill Lynch Global Growth V.I. Fund - Class I                   787   8.78       6,916    1.53%     1.45%     13.56%
1 Merrill Lynch High Current Income V.I. Fund - Class I          69,402  12.57     872,051    7.60%     1.40%     10.27%
2 Merrill Lynch High Current Income V.I. Fund - Class I           1,766  12.52      22,111    8.81%     1.45%     10.21%
1 Merrill Lynch International Value V.I. Fund - Class I         145,441  14.05   2,043,390    2.38%     1.40%     20.83%
2 Merrill Lynch International Value V.I. Fund - Class I           8,769  14.01     122,846    2.38%     1.45%     20.77%
1 Merrill Lynch Large Cap Core V.I. Fund - Class I              120,062  14.86   1,784,069    0.84%     1.40%     15.17%
2 Merrill Lynch Large Cap Core V.I. Fund - Class I                3,420  14.81      50,639    0.94%     1.45%     15.11%
1 Merrill Lynch Large Cap Growth V.I. Fund - Class I             99,634   9.42     938,811    0.24%     1.40%      6.30%
1 Merrill Lynch Utilities and Telecommunications V.I. Fund -
  Class I                                                        30,233  14.67     443,567    2.41%     1.40%     23.97%
2 Merrill Lynch Utilities and Telecommunications V.I. Fund -
  Class I                                                            36  14.62         520    2.57%     1.45%     23.91%
1 Merrill Lynch Value Opportunities V.I. Fund - Class I *       127,681  20.10   2,566,605    0.00%     1.40%     13.38%
2 Merrill Lynch Value Opportunities V.I. Fund - Class I *        18,950  20.03     379,573    0.00%     1.45%     13.32%
1 UBS U.S. Allocation Portfolio *                             1,101,176  15.27  16,811,976    0.94%     1.40%      9.14%
2 UBS U.S. Allocation Portfolio *                               136,940  15.22   2,084,072    0.93%     1.45%      9.08%
1 UIF Core Plus Fixed Income Portfolio - Class I Shares           3,278  11.34      37,169    3.75%     0.75%      3.59%
1 UIF Equity Growth Portfolio - Class I Shares                    3,298   9.96      32,865    0.16%     0.75%      6.97%
1 UIF Technology Portfolio - Class I Shares                       1,635   8.12      13,268    0.00%     0.75%     -2.38%
1 UIF Value Portfolio - Class I Shares                               --  12.91          --    2.09%     0.75%     16.95%
3 Van Eck Worldwide Emerging Markets Fund - Initial Class        42,737  11.94     510,162    0.62%     1.40%     24.14%
3 Van Eck Worldwide Hard Assets Fund - Initial Class             27,975  13.03     364,401    0.19%     1.40%     22.26%
1 Vanguard 500 Index Fund                                           753  11.03       8,300    1.79%     0.75%      9.91%
6 Vanguard GNMA Fund                                              3,152  10.50      33,095    2.57%     0.52%      3.59%
6 Vanguard Health Care Fund                                       5,698  11.90      67,830    1.71%     0.52%      8.94%
6 Vanguard Inflation-Protected Securities Fund                    2,150  11.16      23,992    6.93%     0.52%      7.71%
1 Vanguard LifeStrategy Conservative Growth Fund                  2,961  11.61      34,374    2.82%     0.75%      7.22%
1 Vanguard LifeStrategy Growth Fund                               1,192  11.89      14,173    1.97%     0.75%     11.73%
6 Vanguard LifeStrategy Growth Fund                               6,749  12.21      82,401    2.38%     0.52%     11.99%
1 Vanguard LifeStrategy Income Fund                               1,771  11.44      20,264    3.21%     0.75%      5.22%
6 Vanguard LifeStrategy Income Fund                              11,770  10.89     128,188    5.74%     0.52%      5.46%
6 Vanguard LifeStrategy Moderate Growth Fund                     24,811  11.78     292,373    2.90%     0.52%      9.99%
1 Vanguard Prime Money Market Fund                                  493  10.11       4,985    1.10%     0.75%      0.35%
1 Vanguard PRIMECAP Fund                                            257  12.09       3,104    0.74%     0.75%     17.43%
1 Vanguard Total Bond Market Index Fund                             840  11.36       9,535    2.93%     0.75%      3.47%
6 Vanguard Total International Stock Index Fund                  19,656  13.82     271,666    3.97%     0.52%     20.21%
1 Vanguard U.S. Growth Fund                                         514   9.49       4,875    0.28%     0.75%      6.23%
6 Vanguard VIF Balanced Portfolio                               154,249  11.98   1,848,551    1.42%     0.52%     10.71%
6 Vanguard VIF Capital Growth Portfolio                           5,319  12.64      67,211    0.00%     0.52%     17.02%
6 Vanguard VIF Diversified Value Portfolio                       13,666  13.50     184,457    0.37%     0.52%     19.84%
1 Vanguard VIF Equity Income Portfolio                            1,646  10.84      17,836    0.00%     0.75%     12.65%
6 Vanguard VIF Equity Income Portfolio                           14,769  12.63     186,491    0.12%     0.52%     12.73%
6 Vanguard VIF Equity Index Portfolio                             8,591  12.02     103,269    0.88%     0.52%     10.23%
6 Vanguard VIF Growth Portfolio                                   1,294  11.41      14,759    0.15%     0.52%      6.70%
6 Vanguard VIF High Yield Bond Portfolio                          1,510  11.31      17,083    2.10%     0.52%      7.96%
6 Vanguard VIF International Portfolio                            5,881  13.34      78,446    1.26%     0.52%     18.80%
6 Vanguard VIF Mid-Cap Index Portfolio                            4,431  13.23      58,639    0.87%     0.52%     19.69%
6 Vanguard VIF Money Market Portfolio                               439  10.09       4,433    4.61%     0.52%      0.78%
1 Vanguard VIF REIT Index Portfolio                               1,731  12.10      20,946    0.00%     0.75%     20.74%
6 Vanguard VIF REIT Index Portfolio                               3,950  14.32      56,551    2.54%     0.52%     29.84%
6 Vanguard VIF Short-Term Investment-Grade Portfolio *            4,814  10.22      49,219    3.89%     0.52%      1.54%

                                   VA I - 66

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the year ended December 31, 2004 are as follows:

                                                                            Investment
                                                          Unit                Income    Expense    Total
Sub-accounts                                       Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------- ------ ------ ---------- ---------- --------- ----------
6 Vanguard VIF Small Company Growth Portfolio       3,888 $12.20  $ 47,445     0.06%     0.52%     14.70%
6 Vanguard VIF Total Bond Market Index Portfolio   19,451  10.51   204,510     8.25%     0.52%      3.66%
6 Vanguard VIF Total Stock Market Index Portfolio  55,746  12.22   681,258     0.02%     0.52%     11.96%
1 Vanguard Wellington Fund                            249  11.85     2,951     2.88%     0.75%     10.34%
1 Vanguard Windsor Fund                               255  11.75     2,996     1.47%     0.75%     12.53%

FOOTNOTES

1 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, Gallery and GIVA products.

2 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option.

3  Profile product.

4 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

5 Ovation, Ovation Plus, Ovation Advisor, Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

6  Vanguard SPIA product.

7  Variable Annuity product.

(a)These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub- account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-account invests.

(b)These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c)These amounts represent the total return for the years indicated, including changes in the value of the underlying Sub-account, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2008, 2007, 2006, 2005 and 2004, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

*  Fund Name Changes

2004

- Effective April 29, 2004, UBS Series Trust Tactical Allocation Portfolio changed its name to UBS U.S. Allocation Portfolio.

- Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A changed its name to AllianceBernstein Small Cap Growth Portfolio - Class A.

- Effective July 26, 2004, Merrill Lynch Small Cap Value V.I. Fund - Class I changed its name to Merrill Lynch Value Opportunities V.I. Fund - Class I.

- Effective July 30, 2004, Delaware VIP Large Cap Value Series - Standard Class changed its name to Delaware VIP Value Series - Standard Class.

- Effective August 19, 2004, Vanguard VIF Short-Term Corporate Portfolio changed its name to Vanguard VIF Short-Term Investment-Grade Portfolio.

2005

-  Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds.

- Effective May 2, 2005, AllianceBernstein Premier Growth Portfolio - Class A and AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class A and AllianceBernstein Large Cap Growth Portfolio - Class B, respectively.

- Effective May 2, 2005, AllianceBernstein Small Cap Value Portfolio - Class A changed its name to AllianceBernstein Small/Mid Cap Value Portfolio -
    Class A.

- Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A and AllianceBernstein Technology Portfolio - Class B changed its name to AllianceBernstein Global Technology Portfolio - Class A and
   AllianceBernstein Global Technology Portfolio - Class B, respectively.

                                   VA I - 67

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

*  Fund Name Changes - Continued

2006

- Effective February 1, 2006, AllianceBernstein International Portfolio - Class A changed its name to AllianceBernstein International Research Growth Portfolio - Class A.

- Effective February 1, 2006, AllianceBernstein Total Return Portfolio - Class A changed its name to AllianceBernstein Balanced Shares Portfolio - Class A.

- Effective February 1, 2006, AllianceBernstein Worldwide Privatization Portfolio - Class A changed its name to AllianceBernstein International Growth Portfolio - Class A.

- Effective October 2, 2006, Mercury funds changed their names to BlackRock funds.

- Effective October 2, 2006, Mercury Core Bond V.I. Fund - Class I changed its name to BlackRock Bond V.I. Fund - Class I.

- Effective October 2, 2006, Mercury Domestic Money Market V.I. Fund - Class I changed its name to BlackRock Money Market V.I. Fund - Class I.

- Effective October 2, 2006, Mercury High Current Income V.I. Fund - Class I changed its name to BlackRock High Income V.I. Fund - Class I.

2007

- Effective December 10, 2007, BlackRock Bond V.I. Fund - Class I changed its name to BlackRock Total Return V.I. Fund - Class I.

2008

- Effective April 25, 2008, AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A and AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class B changed its name to AllianceBernstein Intermediate Bond Portfolio - Class A and AllianceBernstein Intermediate Bond Portfolio - Class B, respectively.

                                   VA I - 68

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE H - EVENTS RELATED TO AIG

In September 2008, American International Group, Inc. ("AIG") experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately 79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

On November 25, 2008, AIG entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into an agreement with the NY Fed in connection with the special purpose financing vehicle known as Maiden Lane III LLC. The Company was not a party to this agreement and this transaction did not affect the Company's financial condition, results of operations or cash flows.

On December 12, 2008, AIG, certain of AIG's wholly owned U.S. life insurance subsidiaries, and AIG Securities Lending Corp., another AIG subsidiary (the "AIG Agent"), entered into an agreement with Maiden Lane II LLC, a Delaware limited liability company whose sole member is the NY Fed ("ML II"). Pursuant to the agreement, the life insurance subsidiaries (including the Company) sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities ("RMBS") held by the AIG Agent, as agent of the life insurance subsidiaries, in connection with AIG's U.S. securities lending program. In exchange for the RMBS, the life insurance subsidiaries received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price. Additionally, the Company received an economic interest in ML II valued at $31.7 million. As a result of these actions, the U.S. securities lending program, and the interim agreement entered into with the NY Fed whereby the NY Fed borrowed securities from AIG subsidiaries in exchange for cash collateral, were terminated.

                                   VA I - 69

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE H - EVENTS RELATED TO AIG - CONTINUED

On March 2, 2009, AIG and the NY Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles (SPVs), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an AIG operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

AIG and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by AIG. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date. The Company may be a party to a proposed securitization transaction in the future.

On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part, including the Company. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses. The Company is continuing to explore other restructuring alternatives to enhance its market competitiveness.

On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

On April 17, 2009, AIG and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) The AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

                                   VA I - 70

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE H - EVENTS RELATED TO AIG - CONTINUED

In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the U.S. Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due. If AIG is unable to meet its obligations as they come due, management does not currently anticipate this to have a material impact on the financial statements of the Variable Account.

                                   VA I - 71

                          AIG LIFE INSURANCE COMPANY
 (an indirect, wholly-owned subsidiary of American International Group, Inc.)

                         INDEX TO FINANCIAL STATEMENTS

                                                                         Page
                                                                        Numbers
                                                                        -------
Report of Independent Registered Public Accounting Firm................    1

Balance Sheet - December 31, 2008 and 2007 (Restated).................. 2 to 3

Statement of Income (Loss) - Years Ended December 31, 2008, 2007
  (Restated) and 2006 (Restated).......................................    4

Statement of Shareholder's Equity - Years Ended December 31, 2008,
  2007 (Restated) and 2006 (Restated)..................................    5

Statement of Cash Flows - Years Ended December 31, 2008, 2007
  (Restated) and 2006 (Restated)....................................... 6 to 7

Statement of Comprehensive Income (Loss) - Years Ended December 31,
  2008, 2007 (Restated) and 2006 (Restated)............................    8

Notes to Financial Statements.......................................... 9 to 49

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of AIG Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income (loss), of shareholder's equity, of cash flows and of comprehensive income (loss) present fairly, in all material respects, the financial position of AIG Life Insurance Company (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 18 to the financial statements, the Company has restated its financial statements as of December 31, 2007 and 2006 and for the years then ended.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
April 29, 2009

                          AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEET

                                                              December 31,
                                                         ----------------------
                                                            2008       2007
                                                         ---------- -----------
                                                                    (Restated)
                                                             (In Thousands)
Assets
Investments:
   Fixed maturity securities, available for sale, at
     fair value (cost: 2008 - $5,604,265; 2007 -
     $6,554,997)........................................ $5,304,351 $ 6,741,702
   Fixed maturity securities, trading, at fair value
     (cost: 2008 - $39,100; 2007 - $0)..................     30,665          --
   Equity securities, available for sale, at fair value
     (cost: 2008 - $14,999; 2007 - $16,004).............     12,887      17,044
   Mortgage and other loans receivable..................    530,636     531,619
   Policy loans.........................................    239,467     179,640
   Investment real estate...............................     20,388      21,504
   Partnerships and other invested assets...............    165,103      75,787
   Securities lending collateral, at fair value (cost:
     2008 - $0; 2007 - $2,561,577)......................         --   2,384,556
   Short-term investments...............................    163,663      66,802
   Derivative assets, at fair value.....................     12,467      40,128
                                                         ---------- -----------
Total investments.......................................  6,479,627  10,058,782
Cash and cash equivalents...............................      6,322      16,257
Accrued investment income...............................     84,997      93,904
Reinsurance receivables.................................    104,088     104,087
Deferred policy acquisition costs.......................    132,682     166,057
Premiums and insurance balances receivable..............      1,380       3,752
Income taxes receivable.................................    125,093      23,495
Amounts due from related parties........................      8,042         193
Assets held in variable accounts........................  2,120,042   3,103,731
Other assets............................................     33,513      31,346
                                                         ---------- -----------
Total assets............................................ $9,095,786 $13,601,604
                                                         ========== ===========

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                           BALANCE SHEET (Continued)

                                                        December 31,
                                                   -----------------------
                                                      2008        2007
                                                   ----------  -----------
                                                               (Restated)
                                                       (In Thousands,
                                                     except share data)
Liabilities and Shareholder's Equity
Liabilities:
   Future policy benefits......................... $2,714,032  $ 2,637,727
   Policyholder contract deposits.................  3,762,836    4,161,974
   Reserve for unearned premiums..................     14,142       27,736
   Policy claims and benefits payable.............    104,617      120,310
   Other policyholders' funds.....................      3,054       36,066
   Amounts due to related parties.................     85,940       51,238
   Securities lending payable.....................         --    2,594,426
   Derivative liabilities.........................     15,313       24,620
   Liabilities related to variable accounts.......  2,120,042    3,103,731
   Other liabilities..............................     99,571       43,365
                                                   ----------  -----------
Total liabilities.................................  8,919,547   12,801,193
                                                   ----------  -----------
Commitments and Contingencies (Note 11)
Shareholder's equity:
   Common stock, $5 par value, 1,000,000 shares
     authorized, 976,703 issued and outstanding...      4,884        4,884
   Additional paid-in capital.....................  1,223,140      308,585
   Retained earnings (accumulated deficit)........   (864,873)     479,524
   Accumulated other comprehensive income (loss)..   (186,912)       7,418
                                                   ----------  -----------
Total shareholder's equity........................    176,239      800,411
                                                   ----------  -----------
Total liabilities and shareholder's equity........ $9,095,786  $13,601,604
                                                   ==========  ===========

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                          STATEMENT OF INCOME (LOSS)

                                                      Years ended December 31,
                                                 ---------------------------------
                                                     2008        2007       2006
                                                 -----------  ---------- ----------
                                                              (Restated) (Restated)
                                                           (In Thousands)
Revenues:
   Premiums and other considerations............ $   220,347   $272,379   $222,531
   Net investment income........................     483,483    560,899    589,399
   Net realized investment losses...............  (1,409,217)   (97,580)   (20,854)
   Other........................................     134,010    148,209    152,793
                                                 -----------   --------   --------
Total revenues..................................    (571,377)   883,907    943,869
                                                 -----------   --------   --------
Benefits and expenses:
   Policyholders' benefits......................     454,848    531,970    404,929
   Interest credited on policyholder contract
     deposits...................................     179,040    192,553    271,267
   Insurance acquisition and other operating
     expenses...................................     122,124    131,302    152,568
                                                 -----------   --------   --------
Total benefits and expenses.....................     756,012    855,825    828,764
                                                 -----------   --------   --------
Income (loss) before income tax expense
  (benefit).....................................  (1,327,389)    28,082    115,105
Income tax expense (benefit):
   Current......................................    (319,589)    23,694     14,320
   Deferred.....................................     336,597    (19,967)    15,263
                                                 -----------   --------   --------
Total income tax expense (benefit)..............      17,008      3,727     29,583
                                                 -----------   --------   --------
Net income (loss)............................... $(1,344,397)  $ 24,355   $ 85,522
                                                 ===========   ========   ========

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                       STATEMENT OF SHAREHOLDER'S EQUITY

                                                                    Years ended December 31,
                                                               ----------------------------------
                                                                   2008        2007       2006
                                                               -----------  ---------- ----------
                                                                            (Restated) (Restated)
                                                                         (In Thousands)
Preferred stock:
   Balance at beginning and end of year....................... $        --  $      --  $  100,000
       Shares redeemed........................................          --         --    (100,000)
                                                               -----------  ---------  ----------
   Balance at end of year.....................................          --         --          --
                                                               -----------  ---------  ----------
Common stock:
   Balance at beginning and end of year.......................       4,884      4,884       4,884
Additional paid-in capital:
   Balance at beginning of year...............................     308,585    302,283     302,283
       Capital contributions from Parent (see Note 12)........     914,555      6,302          --
                                                               -----------  ---------  ----------
   Balance at end of year.....................................   1,223,140    308,585     302,283
                                                               -----------  ---------  ----------
Retained earnings (accumulated deficit):
   Balance at beginning of year...............................     479,524    607,703     575,895
       Net income (loss)......................................  (1,344,397)    24,355      85,522
       Dividend...............................................          --   (150,000)    (53,714)
       Cumulative effect of accounting change, net of tax.....          --     (2,534)         --
                                                               -----------  ---------  ----------
   Balance at end of year.....................................    (864,873)   479,524     607,703
                                                               -----------  ---------  ----------
Accumulated other comprehensive income (loss):
   Balance at beginning of year...............................       7,418    181,947     253,676
       Other comprehensive loss...............................    (194,330)  (174,529)    (71,729)
                                                               -----------  ---------  ----------
   Balance at end of year.....................................    (186,912)     7,418     181,947
                                                               -----------  ---------  ----------
Total shareholder's equity.................................... $   176,239  $ 800,411  $1,096,817
                                                               ===========  =========  ==========

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                            STATEMENT OF CASH FLOWS

                                                                              Years ended December 31,
                                                                       -------------------------------------
                                                                           2008         2007         2006
                                                                       -----------  -----------  -----------
                                                                                     (Restated)   (Restated)
                                                                                   (In Thousands)
Cash flows from operating activities..................................
Net Income (Loss)..................................................... $(1,344,397) $    24,355  $    85,522
Adjustments to reconcile net income to net cash provided by operating activities:
Change in insurance reserves..........................................      62,712      180,521       20,954
Interest credited on policyholder contract deposits...................     179,040      192,553      271,267
Net realized investment losses........................................   1,409,217       97,580       20,854
Amortization (accretion) of net premium/discount on investments.......     (15,489)     (17,941)     (15,367)
Change in:
   Premiums and insurance balances receivable and payable - net.......       2,372       24,910        8,349
   Accrued investment income..........................................       8,907        5,261       24,029
   Deferral of deferred policy acquisition costs......................      33,375       43,790       60,019
   Trading Securities, at fair value..................................       8,435           --           --
   Reinsurance assets.................................................          (1)      22,287        9,995
   Other policyholders' funds.........................................      (5,450)     117,018      153,774
   Income taxes currently receivable/payable..........................       3,041       12,352      (36,700)
   Reserves for commissions, expense and taxes........................      (4,189)         675        2,478
Other assets and liabilities - net....................................      66,851      (48,253)      18,643
                                                                       -----------  -----------  -----------
       Net cash provided by operating activities......................     404,424      655,108      623,817
                                                                       -----------  -----------  -----------
Cash flows from investing activities
Purchase of:
   Fixed maturity and equity securities...............................  (2,119,614)  (2,469,913)  (2,968,567)
   Mortgage and other loans...........................................     (51,614)     (76,891)     (59,592)
   Policy loans.......................................................     (83,276)     (26,450)      (8,652)
   Real estate........................................................        (399)      (2,586)      (6,053)
   Other investments, excluding short-term investments................     (61,425)     (36,690)     (33,348)
Sales of:
   Fixed maturity and equity securities...............................   2,407,727    2,120,489    3,778,329
   Real estate........................................................          --        7,017        2,621
   Other investments, excluding short-term investments................       9,211       38,064       11,024
Redemptions and maturities of:
   Fixed maturity securities..........................................     289,125      671,479      676,033
   Mortgage and other loans...........................................      42,341       67,115       52,593
   Policy loans.......................................................      23,449       36,549       20,481
Change in short-term investments......................................     (96,861)     (12,486)     (22,853)
Change in securities lending collateral...............................   1,677,253     (837,104)     (97,423)
Other - net...........................................................          --      (25,198)       6,874
                                                                       -----------  -----------  -----------
       Net cash provided by (used in) investing activities............   2,035,917     (546,605)   1,351,467
                                                                       -----------  -----------  -----------

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                      STATEMENT OF CASH FLOWS (Continued)

                                                           Years ended December 31,
                                                     -----------------------------------
                                                         2008        2007        2006
                                                     -----------  ---------- -----------
                                                                  (Restated)  (Restated)
                                                                (In Thousands)
Cash flows from financing activities
Policyholder account deposits....................... $    89,433  $ 206,492  $   124,188
Policyholder account withdrawals....................    (677,661)  (986,018)  (2,052,561)
Change in securities lending payable................  (2,594,426)   830,802       97,423
Cash Overdrafts.....................................      (3,308)        --           --
Cash capital contribution from Parent...............     735,686      6,302           --
Dividend paid to shareholder........................          --   (150,000)     (53,714)
Redemption of preferred stock.......................          --         --     (100,000)
                                                     -----------  ---------  -----------
   Net cash used in financing activities............  (2,450,276)   (92,422)  (1,984,664)
                                                     -----------  ---------  -----------
(Decrease) increase in cash and cash equivalents....      (9,935)    16,081       (9,380)
Cash and cash equivalents at beginning of period....      16,257        176        9,556
                                                     -----------  ---------  -----------
Cash and cash equivalents at end of period.......... $     6,322  $  16,257  $       176
                                                     ===========  =========  ===========
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (received)........................ $    13,268  $ (10,041) $    68,064
Non-cash activity:
Capital contribution in the form of securities...... $   178,870  $      --  $        --

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                   STATEMENT OF COMPREHENSIVE INCOME (LOSS)

                                                             Years ended December 31,
                                                        ---------------------------------
                                                            2008        2007       2006
                                                        -----------  ---------- ----------
                                                                     (Restated) (Restated)
                                                                  (In Thousands)
Net income (loss)...................................... $(1,344,397) $  24,355  $  85,522
Other comprehensive income (loss):
   Net unrealized losses on invested assets arising
     during the current period.........................    (961,768)  (375,813)  (163,378)
   Deferred income tax benefit on above changes........     336,619    131,534     60,103
   Reclassification adjustment for net realized losses
     included in net income (loss).....................     662,799    103,090     28,433
   Deferred income tax expense on above changes........    (231,980)   (36,099)   (10,457)
   Adjustment to deferred policy acquisition costs.....          --      4,218     21,465
   Deferred income tax expense on above changes........          --     (1,459)    (7,895)
                                                        -----------  ---------  ---------
   Other comprehensive loss............................    (194,330)  (174,529)   (71,729)
                                                        -----------  ---------  ---------
Comprehensive income (loss)............................ $(1,538,727) $(150,174) $  13,793
                                                        ===========  =========  =========

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1. Nature of Operations

AIG Life Insurance Company (the "Company"), is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group, Inc. ("AIG"). The Company, domiciled in Delaware, has been doing business since 1962 as a provider of individual and group life insurance, fixed and variable annuities, terminal funding annuities, immediate annuities, variable universal life insurance policies, and structured settlement contracts. The Company is currently licensed to write and reinsure life, annuity and accident and health business in the District of Columbia, Puerto Rico and all states except New York.

Prior to December 18, 2007, 79% of the outstanding stock of the Company was held by AIG. The remaining 21% of the Company's outstanding common stock was held by another AIG subsidiary, Commerce and Industry Insurance Company ("Commerce and Industry"), which is domiciled in New York. On December 18, 2007, the shares of the Company owned by Commerce and Industry were sold to AIG and on December 31, 2007, 100% of the shares owned by AIG were contributed by AIG to AIG Life Holdings and upon receipt of these shares, AIG Life Holdings contributed the same to AGC Life Insurance Company, which is domiciled in Missouri. As a result of these transactions, 100% of the Company's outstanding common stock is owned by AGC Life Insurance Company as of December 31, 2007.

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing insurance products. The financial condition of AIG and rating downgrades that occurred late in the third quarter of 2008 and AIG's restructuring plan and related events described in Note 17 below (collectively, the "AIG Events") have also impacted the Company's operations. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risks. Continuing volatility in the credit markets may result in additional other-than-temporary impairments relating to the Company's fixed income investments. The Company controls its exposure to these risks by, among other things, closely monitoring and limiting prepayments and extension risk in its portfolio; maintaining a large percentage of its portfolio in liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable product assets held in variable accounts. Although management expects to be able to achieve its plans, no assurance can be given that one or more of the risks described above will not result in material adverse effects on the Company's financial position, results of operations or statutory capital and surplus.

As described in Note 17 herein, AIG commenced an organization-wide restructuring plan under which some of its businesses will be divested, some will be held for later divestiture, and some businesses will be prepared for potential subsequent offerings to the public. Successful execution of the restructuring plan involves significant separation activities. Accordingly, AIG and the Company have established retention programs for its key employees to maintain ongoing business operations and to facilitate the successful execution of the restructuring plan.

At December 31, 2008, AIG and the Company cannot determine the expected date of completion or reliably estimate the total aggregate expenses expected to be incurred for all of AIG's restructuring and separation activities. This is due to the significant scale and nature of the restructuring plan, the fact that restructuring costs will vary depending on the identity of the ultimate purchasers of the divested entities, as well as the extended period over which the restructuring is expected to occur.

In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility (the "Credit Facility") established for the sole benefit of the U.S. Department of the Treasury (the "Treasury Department"), which has been amended and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the Treasury Department. The Series C Preferred Stock is entitled to
(i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately 79.9 percent of the aggregate voting power

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

The Credit Facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the Credit Facility obligations and it has not pledged any assets to secure those obligations.

On November 25, 2008, AIG entered into an agreement with the Treasury Department pursuant to which, among other things, AIG issued and sold to the Treasury Department, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the Credit Facility and, in connection therewith, the maximum commitment amount under the Credit Facility agreement was reduced from $85 billion to $60 billion.

During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into an agreement with the NY Fed in connection with the special purpose financing vehicle known as Maiden Lane III LLC. The Company was not a party to this agreement and this transaction did not affect the Company's financial condition, results of operations or cash flows.

On December 12, 2008, AIG, certain of AIG's wholly owned U.S. life insurance subsidiaries, and AIG Securities Lending Corp., another AIG subsidiary (the "AIG Agent"), entered into an agreement with Maiden Lane II LLC, a Delaware limited liability company whose sole member is the NY Fed ("ML II"). Pursuant to the agreement, the life insurance subsidiaries (including the Company) sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities ("RMBS") held by the AIG Agent, as agent of the life insurance subsidiaries, in connection with AIG's U.S. securities lending program (the "Securities Lending Program"). In exchange for the RMBS, the life insurance subsidiaries received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price. Additionally, the Company received an economic interest in ML II valued at $39.1 million. As a result of these actions, the U.S. securities lending program, and the interim agreement entered into with the NY Fed whereby the NY Fed borrowed securities from AIG subsidiaries in exchange for cash collateral, were terminated.

2. Summary of Significant Accounting Policies

2.1 Preparation of Financial Statements

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

The Company considers its most critical accounting estimates to be those with respect to recoverability of deferred income tax assets, future policy benefits for life and accident and health contracts, estimated gross profits for investment-oriented products, recoverability of deferred policy acquisition costs ("DAC"), fair value measurements of certain assets and liabilities, and other-than-temporary impairments in the value of investments. These estimates, by their nature, are based on judgment and current facts and circumstances. Therefore, actual results could differ from these estimates, possibly in the near term, and could have a material effect on the Company's financial statements.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

During the second half of 2007 and through 2008, disruption in the global credit markets, coupled with the repricing of credit risk, the U.S. housing market deterioration and the AIG events, created increasingly difficult conditions in the financial markets. These conditions have resulted in greater volatility, less liquidity, widening of credit spreads and a lack of price transparency in certain markets and have made it more difficult to value certain of the Company's invested assets.

2.2 Statutory Accounting

The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. There were no permitted practices used by the Company at December 31, 2008.

Statutory net income (loss) and capital and surplus of the Company at December 31 were as follows:

                                                      2008      2007     2006
                                                   ---------  -------- --------
                                                          (In Thousands)
Statutory net income (loss)....................... $(875,552) $ 48,662 $108,706
Statutory capital and surplus..................... $ 364,387  $444,806 $569,988

The principal differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred;
(b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally agents' debit balances, computer software, deferred income taxes and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; (e) certain reinsurance transactions where reinsurance accounting may be used for statutory reporting but deposit accounting is used for GAAP; and (f) fixed maturity investments are carried at fair value rather than amortized cost.

In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The Company's net loss for the year was due in large part to realized capital losses in the Securities Lending Program, which were largely offset by capital contributions from AIG (see Note 6).

2.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life, variable products and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

2.4 Investments

Cash and Short-Term Investments

Cash represents cash on hand and non-interest bearing demand deposits. Short-term investments consist of interest-bearing cash equivalents, time deposits, and investments with original maturities within one year from the date of purchase.

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are recorded at fair value. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of accumulated other comprehensive income (loss), net of deferred income taxes, within shareholder's equity. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as held to maturity or available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

Fixed maturity and equity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in ML II, which is carried at fair value under Financial Accounting Standard ("FAS") No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). See Note 6 for discussion on ML II. Realized and unrealized gains and losses on trading securities are reported in net investment income.

The Company evaluates its available for sale, equity method and cost method investments for other-than-temporary impairment such that a security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

   . Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer);

   . The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

      intended for court supervised reorganization of insolvent enterprises; or
       (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

   . The Company may not realize a full recovery on its investment regardless of the occurrence of one of the foregoing events.

The determination that a security has incurred an other-than-temporary impairment requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline, such as that experienced in current credit markets, in which the Company could not reasonably assert that the recovery period would be temporary (severity losses).

At each balance sheet date, the Company evaluates its securities holdings with unrealized losses. When the Company does not intend to hold such securities until they have recovered their cost basis, based on the circumstances at the date of evaluation, the Company records the unrealized loss in income. If a loss is recognized from a sale subsequent to a balance sheet date pursuant to changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

In periods subsequent to the recognition of an other-than-temporary impairment charge for fixed maturity securities, which is not intent, credit or foreign exchange related, the Company generally accretes into income the discount or amortizes the reduced premium resulting from the reduction in cost basis over the remaining life of the security.

Certain investments in beneficial interests in securitized financial assets of less than high quality with contractual cash flows, including asset-backed securities, are subject to the impairment and income recognition guidance of Emerging Issues Task Force ("EITF") Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests that Continued to Be Held by a Transferor in Securitized Financial Assets" ("EITF 99-20") as amended by Financial Accounting Standards Board ("FASB") Staff Position ("FSP") EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF 99-20-1"), which became effective prospectively in the fourth quarter of 2008. EITF 99-20 requires periodic updates of the Company's best estimate of cash flows over the life of the security. If the fair value of such security is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both their timing and amount, an other-than-temporary impairment charge is recognized. Interest income is recognized based on changes in the timing and the amount of expected principal and interest cash flows reflected in the yield.

The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources and, in the case of certain structured securities, with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Mortgage and Other Loans Receivable

Mortgage and other loans receivable includes mortgage loans on real estate, collateral, commercial and guaranteed loans. Mortgage loans on real estate and collateral, commercial and guaranteed loans are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Impairment of mortgage and other loans receivable is based on certain risk factors and recognized when collection of all amounts due under the contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Policy Loans

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Partnerships and Other Invested Assets

Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income (loss). With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis. Other invested assets consist primarily of other investments not classified elsewhere herein.

Securities Lending Invested Collateral and Securities Lending Payable

On December 12, 2008, the Company terminated its securities lending activities (see Note 6 for additional information).

Securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the statement of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the statement of income
(loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

As of December 31, 2007, securities subject to securities lending agreements had a fair value of $2.55 billion, and were included in fixed maturity securities available for sale at that date.

Derivative Financial Instruments

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The Company carries all derivatives at fair value in the balance sheet. Changes in the

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

fair value of derivatives are reported as part of net realized investment gains and losses in the statement of income (loss).

2.5 Assets and Liabilities Related to Variable Accounts

Assets and liabilities related to the separate accounts, which are called variable accounts, represent funds that are separately administered for variable annuities and variable universal life contracts, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect to certain policies. Therefore, the Company's liability for these variable accounts equals the value of the variable account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to variable accounts are excluded from the statements of income (loss), comprehensive income (loss), and cash flows. Assets held in variable accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share and are insulated from creditors.

The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in other revenue in the statement of income (loss).

2.6 Deferred Policy Acquisition Costs

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DAC.

DAC associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DAC balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DAC amortization. DAC associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DAC at rates used to compute policyholder reserves.

With respect to the Company's variable universal life policies, the assumption for the long-term growth of the variable account assets used by the Company in the determination of DAC amortization is approximately 8.3 percent. For the Company's variable annuity policies, because of the limited size of the block of business, a simplified approach was used which combines experience for lapses, death, and market growth.

The Company reviews the carrying amounts of DAC at least annually. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

For the year ended December 31, 2006, DAC was adjusted with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment was made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, was included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that was recorded directly to other comprehensive income (loss). In 2007, management changed its policy for allocating realized and unrealized losses to DAC and no longer adjusts for unrealized gains and losses.

2.7 Guaranteed Minimum Death Benefits

A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a guaranteed minimum death benefit that varies by product ("the GMDB"). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated with interest at rates up to 3 percent per annum (subject to certain caps). The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The Company provides reserves for future GMDB-related benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholders' benefits in the statement of income (loss).

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholders' benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

2.8 Reserves for Fixed Annuity Contracts

Reserves for fixed annuity contracts are accounted for as investment-type contracts in accordance with Financial Accounting Standard No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"), and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of income (loss), as they are recorded directly to reserves for fixed annuity contracts, or to variable annuity liabilities related to variable accounts, upon receipt.

2.9 Premium Recognition

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized in a constant relationship to insurance in force for life insurance contracts and to the amount of expected future benefit payments for annuity contracts.

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in other revenue in the statement of income (loss). Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC. Variable annuity and variable universal life fees, asset management fees and surrender charges are recorded as income when earned.

Premiums on accident and health policies are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

2.10 Net Investment Income

Net investment income represents income primarily from the following sources in the Company's operations:

   . Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

   . Dividend income and distributions from common and preferred stock and other investments when receivable.

   . Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

   . Earnings from partnership investments accounted for under the equity method.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


2.11 Net Realized Investment Gains and Losses

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

   . Sales of fixed maturity and equity securities (except trading securities accounted for at fair value), and other types of investments.

   . Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value), and other types of investments for other-than-temporary impairments.

   .   Changes in fair value of derivatives.

   .   Exchange gains and losses resulting from foreign currency transactions.

2.12 Reinsurance

The Company generally limits its exposure to loss on any single insured to $10.0 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $15.0 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

A receivable is recorded for reinsured benefits, both paid and pending, which are recoverable from the reinsurer. Total reinsurance recoverables on ceded reinsurance contracts are included in reinsurance receivables. Reinsurance premiums are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

2.13 Policy and Contract Claims

Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and, (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefore are reflected in income currently.

2.14 Income Taxes

Deferred taxes and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

2.15 Accounting Changes

The Company adopted the following accounting standards during 2006:

FAS 155

In February 2006, the FASB issued Statement of Financial Accounting Standard No. 155, "Accounting for Certain Hybrid Financial Instruments, an amendment of FASB Statements No. 133 and 140" ("FAS 155"). FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by-instrument basis for any hybrid

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under Statement of Financial Accounting Standard No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date. The Company elected to early adopt FAS 155 effective January 1, 2006 and apply FAS 155 fair value measurement to certain investments in its available for sale portfolio that existed at December 31, 2005. The adoption of this guidance did not have a material effect on the Company's financial condition or results of operations.

The Company adopted the following accounting standards during 2007:

SOP 05-1

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FAS 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance was January 1, 2007. The adoption of this guidance did not have a material effect on the Company's financial condition or results of operations.

FIN 48

In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The Company adopted FIN 48 on January 1, 2007. No increase in the liability for unrecognized tax benefits was required upon adoption. See Note 13 for additional FIN 48 disclosures.

The Company adopted the following accounting standards during 2008:

FAS 157

In September 2006, FASB issued Statement of Financial Accounting Standard
No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but does not change existing guidance about whether an asset or liability is carried at fair value. The Company adopted FAS 157 on January 1, 2008, its required effective date.
FAS 157 must be applied prospectively, except that the difference between the carrying amount and fair value of a stand-alone derivative or hybrid instrument measured using the guidance in EITF 02-3 on recognition of a trading profit at the inception of a derivative, is to be applied as a cumulative-effect adjustment to opening retained earnings on January 1, 2008. The adoption of FAS 157 did not have a material effect on the Company's financial condition or results of operations.

FAS 159

In February 2007, the FASB issued FAS 159. FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in income. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The Company adopted FAS 159 on January 1, 2008, its required effective date. The Company did not make any fair value measurement elections upon initial adoption of FAS 159. The effect of FAS 159 on the Company's financial condition or results of operations prospectively directly depends on the nature and extent of eligible items elected to be measured at fair value.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


FSP FAS 157-3

In October 2008, the FASB issued FASB Staff Position No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active" ("FSP FAS 157-3"). FSP FAS 157-3 provides guidance clarifying certain aspects of FAS 157 with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting FSP FAS 157-3 on the Company's financial condition and results of operations were not material.

FSP FAS 140-4 and FIN 46(R)-8

In December 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8. "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP"). The FSP amends and expands the disclosure requirements regarding transfers of financial assets and a company's involvement with variable interest entities. The FSP is effective for interim and annual periods ending after December 15, 2008. Adoption of the FSP did not affect the Company's financial condition, results of operations or cash flow, as only additional disclosures were required.

FSP EITF 99-20-1

In January 2009, the FASB issued FSP EITF 99-20-1. FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20 to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The FSP also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements in FASB Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities" and other related guidance. The Company adopted this guidance in the fourth quarter of 2008. The effects of adopting FSP EITF 99-20-1 on the Company's financial condition and results of operations were not material

Future Application of Accounting Standards

FAS 141 (R)

In December 2007, the FASB issued Statement of Financial Accounting Standard No. 141 (revised 2007), "Business Combinations" ("FAS 141(R)"). FAS 141(R) changes the accounting for business combinations in a number of ways, including broadening the transactions or events that are considered business combinations, requiring an acquirer to recognize 100 percent of the fair values of assets acquired, liabilities assumed, and noncontrolling interests in acquisitions of less than a 100 percent controlling interest when the acquisition constitutes a change in control of the acquired entity, recognizing contingent consideration arrangements at their acquisition-date fair values with subsequent changes in fair value generally reflected in income, and recognizing preacquisition loss and gain contingencies at their acquisition-date fair values, among other changes. The Company adopted FAS 141(R) for business combinations for which the acquisition date is on or after January 1, 2009. The adoption of this guidance will not have a material effect on the Company's financial position or results of operations, but may have an effect on the accounting for future business combinations, if any.

FAS 160

In December 2007, the FASB issued Statement of Financial Accounting Standard No. 160, ''Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51'' ("FAS 160"). FAS 160 requires noncontrolling (i.e., minority) interests in partially owned consolidated subsidiaries to be classified in the consolidated balance sheet as a separate component of consolidated shareholders' equity, or in the mezzanine section of the balance sheet (between liabilities and equity), to the extent such interests do not qualify as "permanent equity" in accordance with EITF Topic D-98, "Classification and Measurement of Redeemable Securities (revised September
2008). FAS 160 also establishes accounting rules for subsequent acquisitions and sales of noncontrolling interests and provides for how noncontrolling interests should be presented in the consolidated statement of income.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

The non-controlling interests' share of subsidiary income should be reported as a part of consolidated net income with disclosure of the attribution of consolidated net income to the controlling and noncontrolling interests on the face of the statement of income.

The Company adopted FAS 160 on January 1, 2009, its required effective date. FAS 160 must be adopted prospectively, except that noncontrolling interests should be reclassified from liabilities to a separate component of shareholders' equity and consolidated net income should be recast to include net income attributable to both the controlling and noncontrolling interests retrospectively. The Company's adoption of FAS 160 will not have a material effect on its financial statements.

FAS 161

In March 2008, the FASB issued Statement of Financial Accounting Standard
No. 161, "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133" ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why the Company uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect the Company's financial condition, results of operations, and cash flows. FAS 161 is effective for the Company beginning with financial statements issued in the first quarter of 2009. Because FAS 161 only requires additional disclosures about derivatives, it will have no effect on the Company's financial condition, results of operations or cash flows.

FAS 162

In May 2008, the FASB issued Statement of Financial Accounting Standard
No. 162, ''The Hierarchy of Generally Accepted Accounting Principles'' ("FAS 162"). FAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements presented in conformity with GAAP but does not change current practices. FAS 162 will become effective on the 60th day following Securities and Exchange Commission ("SEC") approval of the Public Company Accounting Oversight Board amendments to remove GAAP hierarchy from the auditing standards. FAS 162 will have no effect on the Company's financial condition, results of operations or cash flows.

FSP FAS 140-3

In February 2008, the FASB issued FASB Staff Position No. FAS 140-3, "Accounting for Transfers of Financial Assets and Repurchase Financing Transactions" ("FSP FAS 140-3"). FSP FAS 140-3 requires an initial transfer of a financial asset and a repurchase financing that was entered into contemporaneously with or in contemplation of the initial transfer to be evaluated as a linked transaction unless certain criteria are met. FSP FAS 140-3 is effective for the Company beginning January 1, 2009 and will be applied to new transactions entered into from that date forward. Early adoption is prohibited. The adoption of FSP FAS 140-3 will not have a material effect on the Company's financial condition or results of operations.

FSP FAS 141(R)-1

In April 2009, the FASB issued FASB Staff Position No. FAS 141(R)-1, "Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies" ("FSP FAS 141(R)-1"). FSP FAS 141(R)-1 amends and clarifies FAS 141(R) to address issues on initial recognition and measurement, subsequent measurement and accounting, and disclosure of assets and liabilities arising from contingencies in a business combination. This FSP is effective for assets or liabilities arising from contingencies in business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The adoption of this guidance will not have a material effect on the Company's consolidated financial position or results of operations, but may have an effect on the accounting for future business combinations, if any.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


FSP FAS 157-4

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP FAS 157-4"). FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when there is no active market or where the price inputs being used represent distressed sales. FSP FAS 157-4 reaffirms what FAS 157 states is the objective of fair value measurement, which is to reflect the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the date of the financial statements under current market conditions. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009, but entities may early adopt for interim and annual periods ending after March 15, 2009. The Company will adopt FSP FAS 157-4 in the second quarter of 2009, as required, and is assessing the effect it will have on its financial condition and results of operations.

FSP FAS 115-2 and FAS 124-2

In April 2009, the FASB issued FASB Staff Position No. FAS 115-2 and FAS 124-2, "Recognition and Presentation of Other-Than-Temporary Impairments" ("FSP"). The FSP amends the other-than-temporary impairment guidance in U.S. GAAP for debt securities to make guidance more operational and to improve the presentation and disclosure of other-than-temporary impairments on debt and equity securities in the financial statements. This FSP does not amend existing recognition and measurement guidance related to other-than-temporary impairments of equity securities. The FSP is intended to bring greater consistency to the timing of impairment recognition, and provide greater clarity to investors about the credit and noncredit components of impaired debt securities that are not expected to be sold. The FSP also requires increased and timelier disclosures regarding expected cash flows, credit losses, and an aging of securities with unrealized losses. The FSP is effective for interim and annual periods ending after June 15, 2009, but entities may early adopt for interim and annual periods ending after March 15, 2009. The Company will adopt the FSP in the second quarter of 2009, as required, and is assessing the effect it will have on its financial condition and results of operations.

3. Investments

3.1 Investment Income

Investment income by type of investment was as follows for the years ended December 31:

                                               2008       2007       2006
                                             --------  ---------- ----------
                                                       (Restated) (Restated)
                                                     (In Thousands)
    Investment income:
       Fixed maturities..................... $432,622   $476,371   $525,548
       Equity securities....................    1,141      1,323      1,023
       Mortgage and other loans.............   34,257     37,067     29,559
       Policy loans.........................   12,238     14,554     14,146
       Investment real estate...............   (3,558)     6,483      9,667
       Partnerships and other invested
         assets.............................  (14,153)    31,562     15,840
       Securities lending...................   16,247      2,102      2,823
       Other investment income..............    5,582      4,440      2,633
                                             --------   --------   --------
    Gross investment income.................  484,376    573,902    601,239
    Investment expenses.....................     (893)   (13,003)   (11,840)
                                             --------   --------   --------
    Net investment income................... $483,483   $560,899   $589,399
                                             ========   ========   ========

The carrying value of investments that produced no investment income during 2008 was less than 0.2 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


3.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                         2008       2007      2006
                                                     -----------  --------  --------
                                                              (In Thousands)
Sales of fixed maturities:
   Gross gains...................................... $   100,513  $ 26,289  $ 47,633
   Gross losses.....................................    (165,036)  (30,347)  (50,997)
Sales of equity securities:
   Gross gains......................................       1,212     1,162     2,974
   Gross losses.....................................         (57)       --      (356)
Partnerships and other invested assets:
   Gross gains......................................          --     7,517        80
   Gross losses.....................................      (6,795)   (1,313)       --
Derivatives:
   Gross gains......................................      45,872     8,177     4,330
   Gross losses.....................................     (75,715)   (4,386)       --
Securities lending collateral, including other than
  temporary impairments.............................    (870,817)  (39,151)       --
Other than temporary impairments of fixed maturity
  and equity securities.............................    (438,394)  (65,528)  (24,518)
                                                     -----------  --------  --------
Net realized investment gains (losses) before taxes. $(1,409,217) $(97,580) $(20,854)
                                                     ===========  ========  ========

3.3 Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale and securities lending collateral are reported at fair value. The cost or amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale by major category and securities lending collateral follow:

                                                         Cost or     Gross      Gross
                                                        Amortized  Unrealized Unrealized Estimated
                                                          Cost       Gains      Losses   Fair Value
                                                        ---------- ---------- ---------- ----------
                                                                      (In Thousands)
December 31, 2008
Fixed maturities
   U.S. government obligations......................... $   58,457  $ 13,105  $     (40) $   71,522
   Foreign government..................................     22,962     2,745        (24)     25,683
   States, territories & political subdivisions........     11,049         1       (248)     10,802
   Corporate securities................................  4,362,333   134,874   (330,878)  4,166,329
   Mortgage backed securities..........................  1,104,575    29,646   (122,060)  1,012,161
   Affiliated securities...............................     29,890        --    (12,036)     17,854
                                                        ----------  --------  ---------  ----------
Total fixed maturities.................................  5,589,266   180,371   (465,286)  5,304,351
Equity securities......................................     14,999     1,402     (3,514)     12,887
Securities lending collateral..........................         --        --         --          --
                                                        ----------  --------  ---------  ----------
Total.................................................. $5,604,265  $181,773  $(468,800) $5,317,238
                                                        ==========  ========  =========  ==========

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


                                                       Cost or     Gross      Gross
                                                      Amortized  Unrealized Unrealized Estimated
                                                        Cost       Gains      Losses   Fair Value
                                                      ---------- ---------- ---------- ----------
                                                                    (In Thousands)
December 31, 2007
Fixed maturities
   U.S. government obligations....................... $   49,400  $ 10,382  $      --  $   59,782
   Foreign government................................    119,988     7,269       (678)    126,579
   States, territories & political subdivisions......     12,177        32         --      12,209
   Corporate securities..............................  5,047,782   255,956    (68,201)  5,235,537
   Mortgage backed securities........................  1,295,773    20,321    (38,342)  1,277,752
   Affiliated securities.............................     29,877        --        (34)     29,843
                                                      ----------  --------  ---------  ----------
Total fixed maturities...............................  6,554,997   293,960   (107,255)  6,741,702
Equity securities....................................     16,004     1,775       (735)     17,044
Securities lending collateral........................  2,561,577       159   (177,180)  2,384,556
                                                      ----------  --------  ---------  ----------
Total................................................ $9,132,578  $295,894  $(285,170) $9,143,302
                                                      ==========  ========  =========  ==========

The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008 and 2007:

                                                    Less than 12 Months    12 Months or More           Total
                                                   --------------------  --------------------  --------------------
                                                              Unrealized            Unrealized            Unrealized
                                                   Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-                                                  ---------- ---------- ---------- ---------- ---------- ----------
                                                                            (In Thousands)
December 31, 2008
Fixed maturities
   U.S. government obligations.................... $    1,221 $     (40)  $     --  $      --  $    1,221 $     (40)
   Foreign government.............................      1,633       (24)        --         --       1,633       (24)
   States, territories & political subdivisions...      5,801      (248)        --         --       5,801      (248)
   Corporate securities...........................  1,702,902  (210,970)   602,787   (119,908)  2,305,689  (330,878)
   Mortgage backed securities.....................    285,887   (43,391)   199,533    (78,669)    485,420  (122,060)
   Affiliated securities..........................         --        --     17,854    (12,036)     17,854   (12,036)
                                                   ---------- ---------   --------  ---------  ---------- ---------
Total fixed maturities............................  1,997,444  (254,673)   820,174   (210,613)  2,817,618  (465,286)
Equity securities.................................      5,212    (3,514)        --         --       5,212    (3,514)
                                                   ---------- ---------   --------  ---------  ---------- ---------
Total............................................. $2,002,656 $(258,187)  $820,174  $(210,613) $2,822,830 $(468,800)
                                                   ========== =========   ========  =========  ========== =========

                                                    Less than 12 Months    12 Months or More           Total
                                                   --------------------  --------------------  --------------------
                                                              Unrealized            Unrealized            Unrealized
                                                   Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-                                                  ---------- ---------- ---------- ---------- ---------- ----------
                                                                            (In Thousands)
December 31, 2007
Fixed maturities
   Foreign government............................. $   29,896 $    (678)  $     --  $      --  $   29,896 $    (678)
   Corporate securities...........................  1,061,792   (40,362)   430,619    (27,839)  1,492,411   (68,201)
   Mortgage backed securities.....................    316,747   (15,913)   359,323    (22,429)    676,070   (38,342)
   Affiliated securities..........................     29,843       (34)        --         --      29,843       (34)
                                                   ---------- ---------   --------  ---------  ---------- ---------
Total fixed maturities............................  1,438,278   (56,987)   789,942    (50,268)  2,228,220  (107,255)
Equity securities.................................      6,469      (735)        --         --       6,469      (735)
Securities lending collateral.....................  1,769,525  (160,919)   152,105    (16,261)  1,921,630  (177,180)
                                                   ---------- ---------   --------  ---------  ---------- ---------
Total............................................. $3,214,272 $(218,641)  $942,047  $ (66,529) $4,156,319 $(285,170)
                                                   ========== =========   ========  =========  ========== =========

As of December 31, 2008, the Company held 786 individual bonds and other investments that were in an unrealized loss position, of which 193 individual investments were in an unrealized loss position continuously for 12 months or more.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary impairment in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2008, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

The amortized cost and estimated fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2008 were as follows:

                                                         Amortized  Estimated
                                                           Cost     Fair Value
                                                         ---------- ----------
                                                            (In Thousands)
Due in one year or less................................. $  126,136 $  126,463
Due after one year through five years...................  1,009,134    973,711
Due after five years through ten years..................  1,042,860    967,666
Due after ten years.....................................  2,306,561  2,224,350
Mortgage-backed securities..............................  1,104,575  1,012,161
                                                         ---------- ----------
Total fixed maturity securities......................... $5,589,266 $5,304,351
                                                         ========== ==========

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity.

At December 31, 2008, the Company's investments included two investments with a single issuer that each exceeded 10 percent of the Company's shareholder's equity. These investments were in short term investments and highly rated corporate bonds.

At December 31, 2008, $3.2 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

See Note 6 for information on events and transactions related to the Company's participation in AIG's U.S. Securities Lending Program.

3.4 Mortgage Loans on Real Estate

At December 31, 2008, the Company had direct commercial mortgage loan exposure of $509.6 million representing U.S. loan exposure. At that date, substantially all of the U.S. loans were current. The Company does not currently have any foreign commercial mortgage loans.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

The U.S. commercial loan exposure by state and type of loan, at December 31, 2008, were as follows:

                          # of                                                                   % of
State                     Loans  Amount  Apartments Offices  Retails Industrials Hotels  Others  Total
-----                     ----- -------- ---------- -------- ------- ----------- ------- ------- -----
                                                        ($ in Thousands)
California...............  14   $109,140  $14,048   $ 36,223 $    --   $24,021   $    -- $34,848  21.4%
New York.................   7    104,128   18,195     79,368   6,565        --        --      --  20.4%
New Jersey...............   4     44,956   30,277         --  14,679        --        --      --   8.8%
Tennessee................   3     32,784       --      7,029  25,755        --        --      --   6.4%
Florida..................   3     30,866       --     14,856  16,010        --        --      --   6.1%
Maryland.................   2     27,430       --     27,430      --        --        --      --   5.4%
Missouri.................   1     26,167       --         --      --        --    26,167      --   5.1%
Texas....................   5     22,006    6,740     13,261      --     2,005        --      --   4.3%
Ohio.....................   5     21,988       --         --      --        --    21,988      --   4.3%
Connecticut..............   1     18,352       --         --      --    18,352        --      --   3.6%
Other states.............  11     71,781   16,594     34,387  11,365     4,834        --   4,601  14.2%
                           --   --------  -------   -------- -------   -------   ------- ------- -----
   Total.................  56   $509,598  $85,854   $212,554 $74,374   $49,212   $48,155 $39,449 100.0%
                           ==   ========  =======   ======== =======   =======   ======= ======= =====

Impaired mortgage loans on real estate and related interest income are not material.

4. Derivative Financial Instruments

4.1 Risks Inherent in the Use of Derivatives

Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective economic hedges, the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities). Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis. Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts.

4.2 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis and to convert certain fixed rates to different fixed rates. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates.

Swap agreements have terms of eight to fifteen years. Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                2008      2007
                                              --------  --------
                                                (In Thousands)
              Interest rate swap agreements:
                 Notional amount............. $204,535  $204,535
                 Fair value..................  (11,724)   (6,704)
              Currency swap agreements:
                 Notional amount.............   78,083   182,911
                 Fair value..................    8,878    22,212

5. Fair Value Measurements

Effective January 1, 2008 the Company adopted FAS 157 and FAS 159, which specify measurement and disclosure standards related to assets and liabilities measured at fair value.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


Fair Value Measurements on a Recurring Basis

The Company measures at fair value on a recurring basis financial instruments in its trading and available for sale securities portfolios, derivative assets and liabilities, securities lending invested collateral, non-traded equity investments and certain private limited partnership and certain hedge funds included in other invested assets, variable account assets, and certain policyholders' contract deposits. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

Fair Value Hierarchy

Beginning January 1, 2008, assets and liabilities recorded at fair value in the balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below:

Level 1: Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include certain government and agency securities, actively traded listed common stocks and derivative contracts, most variable account assets and most mutual funds.

Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset-backed securities ("ABS"), certain listed equities, state, municipal and provincial obligations, hybrid securities, mutual fund and hedge fund investments and derivative contracts.

Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 include certain distressed ABS, private equity and real estate fund investments, and direct private equity investments. The Company's non-financial-instrument assets that are measured at fair value on a non-recurring basis generally are classified as Level 3.

Incorporation of Credit Risk in Fair Value Measurements

The Company's Own Credit Risk. Fair value measurements for the Company's derivative liabilities incorporate the Company's own credit risk by determining the explicit cost for each counterparty to protect against its net credit

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

exposure to the Company at the balance sheet date by reference to observable AIG credit default swap spreads. A counterparty's net credit exposure to the Company is determined based on master netting agreements, when applicable, which take into consideration all positions with the Company, as well as collateral posted by the Company with the counterparty at the balance sheet date, if any.

Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty credit default swap spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as cash collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The following is a description of the valuation methodologies used for instruments carried at fair value:

Fixed Maturity Securities -- Trading and Available for Sale

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value fixed maturity securities in its trading and available for sale portfolios. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of fixed maturity securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For fixed maturity instruments that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

Maiden Lane II

At inception, the Company's economic interest in ML II was valued at the transaction price. Subsequently, ML II is valued using a discounted cash flow methodology using the estimated future cash flows of the assets to which the ML II interest is entitled and the discount rates applicable to such interest as derived from the fair value of the entire asset pool. The implicit discount rates are calibrated to the changes in the estimated asset values for the underlying assets commensurate with the Company's interest in the capital structure of the entity. Estimated cash flows and discount rates used in the valuation are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

Valuation Sensitivity: The fair value of the ML II interest is most affected by changes in the discount rates and changes in the underlying estimated future collateral cash flow assumptions used in the valuation model.

The benchmark London Interbank Offered Rate ("LIBOR") interest rate curve changes are determined by macroeconomic considerations and financial sector credit spreads. The spreads over LIBOR for ML II (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of this investment as well as changes in the risk premium that market participants would demand at the time of the transactions.

Changes in estimated future cash flows would primarily be the result of changes in expectations for collateral defaults, recoveries, and underlying loan prepayments.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


Increases in the discount rate or decreases in estimated future cash flows used in the valuation would decrease the Company's estimate of the fair value of ML II as shown in the table below.

                             Fair Value Change
                             -----------------
                              (In Thousands)
Discount Rates
200 basis points............     $ (3,414)
400 basis points............       (6,413)

Estimated Future Cash Flows
10% decrease................      (12,349)
20% decrease................      (23,277)

The Company believes that the ranges of discount rates used in this analysis are reasonable based on implied spread volatilities of similar collateral securities and implied volatilities of LIBOR interest rates. The ranges of estimated future cash flows were determined based on variability in estimated future cash flows implied by cumulative loss estimates for similar instruments. The fair value of the ML II interest is likely to vary, perhaps materially, from the amount estimated.

Equity Securities Traded in Active Markets -- Available for Sale

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value marketable equity securities in its trading and available for sale portfolios. Market price data generally is obtained from exchange or dealer markets.

Securities Lending Collateral

Securities lending collateral is invested in short-term investments and fixed maturity securities, primarily floating-rate bonds. The carrying value of short-term investments is considered to be a reasonable estimate of fair value. Securities lending collateral investments in fixed maturity securities are recorded at fair value, which is based on quoted market prices or internally developed models, consistent with the methodology for other fixed maturity securities. The Company discontinued its securities lending activities on December 12, 2008.

Non-Traded Equity Investments -- Other Invested Assets

The Company initially estimates the fair value of equity instruments not traded in active markets by reference to the transaction price. This valuation is adjusted only when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity capital markets, and changes in financial ratios or cash flows. For equity securities that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

Private Limited Partnership and Hedge Fund Investments -- Other Invested Assets

The Company initially estimates the fair value of investments in certain private limited partnerships and certain hedge funds by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments generally from net asset value information provided by the general partner or manager of the investments, the financial statements of which generally are audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair measurement.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


Variable Account Assets and Liabilities

Variable account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over the counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis at December 31, 2008, and indicates the level of the fair value measurement based on the levels of the inputs used:

                                                                                  Total Fair Value
                                                    Level 1    Level 2   Level 3  December 31, 2008
                                                   ---------- ---------- -------- -----------------
                                                                    (In Thousands)
Assets:
Fixed maturity securities, available for sale..... $    6,951 $4,570,467 $726,933    $5,304,351
Fixed maturity securities, trading................         --         --   30,665        30,665
Equity securities, available for sale.............      4,609      7,675      603        12,887
Partnerships and other invested assets............         --      8,749   67,832        76,581
Derivative assets.................................         --     12,467       --        12,467
Assets held in variable accounts..................  1,580,371    539,671       --     2,120,042
                                                   ---------- ---------- --------    ----------
   Total.......................................... $1,591,931 $5,139,029 $826,033    $7,556,993
                                                   ---------- ---------- --------    ----------
Liabilities:
Derivative liabilities............................ $       -- $   15,313 $     --    $   15,313

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


At December 31, 2008, Level 3 assets totaled $826.0 million, representing
9.1 percent of total assets. There were no Level 3 liabilities.

The following tables present changes during the twelve month period ended December 31, 2008 in Level 3 assets measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in income during the twelve month period ended December 31, 2008 related to the Level 3 assets that remained on the balance sheet at December 31, 2008:

                                                                                                                     Changes in
                                                                                                                     Unrealized
                                                                                                                       Gains
                                        Net Realized and                                                            (Losses) on
                                           Unrealized      Accumulated                                              Instruments
                                              Gains           Other     Purchases, Sales,               Balance at    Held at
                          Balance at    (Losses) included Comprehensive   Issuances and   Transfers In December 31, December 31,
                        January 1, 2008   in Income (a)   Income (Loss)    Settlements       (Out)         2008         2008
                        --------------- ----------------- ------------- ----------------- ------------ ------------ ------------
                                                                     (In Thousands)
Assets:
Fixed maturity
  securities,
  available for sale...   $  652,450        $ (66,056)       $(4,873)       $ (34,722)      $180,134     $726,933     $    --
Fixed maturity
  securities, trading..           --           (8,435)            --           39,100             --       30,665      (8,435)
Equity securities,
  available for sale...          160             (723)        (7,842)          (6,788)        15,796          603          --
Partnerships and other
  invested assets......       41,392           (4,449)        (1,218)          32,107             --       67,832          --
Securities lending
  invested collateral..      408,834         (252,086)        67,457         (474,886)       250,681           --          --
                          ----------        ---------        -------        ---------       --------     --------     -------
   Total...............   $1,102,836        $(331,749)       $53,524        $(445,189)      $446,611     $826,033     $(8,435)
                          ----------        ---------        -------        ---------       --------     --------     -------

(a)Net realized and unrealized gains and losses shown above are reported in the consolidated statement of income (loss) as net realized capital gains (losses):

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2008 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

The Company uses various hedging techniques to manage risks associated with certain positions, including those classified within Level 3. Such techniques may include the purchase or sale of financial instruments that are classified within Level 1 and/or Level 2. As a result, the realized and unrealized gains (losses) for assets and liabilities classified within Level 3 presented in the table above do not reflect the related realized or unrealized gains (losses) on hedging instruments that are classified within Level 1 and/or Level 2.

Changes in the fair value of assets held in variable accounts are completely offset in the statement of income (loss) by changes in variable account liabilities, which are not carried at fair value and therefore not included in the foregoing tables.

Fair Value Measured on a Non-Recurring Basis

The Company would measure the fair value of certain assets not already carried at fair value on a non-recurring basis, generally quarterly, annually, if events or changes in circumstances indicate that the carrying value amount of the assets may not be recoverable. These assets include cost and equity-method investments and collateral securing foreclosed loans and real estate and other fixed assets. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below:

.. Cost and Equity-Method Investment: When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in income. In such cases, the Company measures the fair value of these assets using the techniques discussed above for fixed maturities and equity securities.

..  Collateral Securing Foreclosed Loans and Real Estate and Other Fixed Assets:
   When the Company takes collateral in connection with foreclosed loans, the Company generally bases its estimate of fair value on the price that would be received in a current transaction to sell the asset by itself.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


No impairment charges were recorded during year end 2008 on the above assets, and accordingly, these assets are not measured at fair value as of December 31, 2008.

Fair Value Option

FAS 159 permits a company to choose to measure at fair value many financial instruments and certain other assets and liabilities that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in income. The Company did not make any fair value measurement elections upon initial adoption of FAS 159. The Company has elected to account for its economic interest in ML II at fair value under FAS 159. The Company recorded a loss of $8.4 million in the year ended December 31, 2008 to reflect the change in the fair value of ML II, which was reported as a component of net investment income.

Fair Value Information about Financial Instruments Not Measured at Fair Value

FAS 107, "Disclosures about Fair Value of Financial Instruments" ("FAS 107"), requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. FAS 107 excludes certain financial instruments, including those related to insurance contracts and lease contracts. Information regarding the estimation of fair value for financial instruments not carried at fair value is discussed below:

Cash and Short-Term Investments

Carrying values approximate fair values because of the relatively short period of time between origination and expected realization.

Mortgage and Other Loans Receivable

Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk adjusted discount rates. Fair value for collateral, commercial and guaranteed loans is based primarily on independent pricing services, broker quotes and other independent information.

Policy Loans

The fair values of policy loans were not estimated as the Company believes it would have to expend excessive costs for the benefits derived.

Partnerships and Other Invested Assets

The Company obtains the fair value of its investments in partnerships from information provided by the sponsors of each of these investments, the accounts of which are generally audited on an annual basis. Fair value of investments in preferred equity of partially owned companies is estimated using the same methodology as that used for other preferred securities.

Policyholder Contract Deposits Associated with Investment-type Contracts

Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Where no similar contracts are being offered, the discount rate is the appropriate tenor swap rates (if available) or current risk-free interest rates consistent with the currency in which the cash flows are denominated.

Securities Lending Payable

The contract values of securities lending payable approximate fair value as these obligations are short-term in nature. The Company discontinued its securities lending activities on December 12, 2008.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The following table presents the carrying value and estimated fair value of the Company's financial instruments as required by FAS 107:

                                                      2008
                                              ---------------------
                                                Fair      Carrying
                                                Value      Amount
                                              ---------- ----------
                                                 (In Thousands)
Assets
Cash and short-term investments.............. $  169,985 $  169,985
Mortgage and other loans.....................    530,661    530,636
Policy loans.................................    239,467    239,467
Partnerships and other invested assets.......    165,103    165,103

Liabilities
Policyholder contract deposits associated
  with investment-type contracts.............  1,591,971  1,496,153

                                                      2007
                                              ---------------------
                                                Fair      Carrying
                                                Value      Value
                                              ---------- ----------
                                                 (In Thousands)
Assets
Fixed maturity securities.................... $6,741,702 $6,741,702
Equity securities............................     17,044     17,044
Mortgage and other loans.....................    523,243    531,619
Policy loans.................................    179,640    179,640
Derivative assets............................     40,128     40,128
Investment real estate.......................     21,504     21,504
Partnerships and other invested assets.......     75,787     75,787
Cash and short-term investments..............     83,059     83,059
Assets held in variable accounts.............  3,103,731  3,103,731
Securities lending collateral................  2,384,556  2,384,556

Liabilities
Investment contracts.........................  1,974,162  1,968,216
Derivative liabilities.......................     24,620     24,620
Liabilities related to variable accounts.....  3,103,731  3,103,731
Securities lending payable...................  2,594,426  2,594,426

6. Securities Lending Program

The Company and certain other domestic insurance subsidiaries of AIG historically participated in the Securities Lending Program, which was managed by an affiliated agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the domestic insurance company participants (collectively, "the Participants").

On December 12, 2008, the Securities Lending Program was terminated following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions.

Under the Securities Lending Program, securities were loaned to various financial institutions, primarily major banks and brokerage firms. Historically, the Agent had received cash collateral from borrowers at current market levels, which were generally equal to 100 to 102 percent of the value of the loaned securities. The amount of cash advanced by borrowers declined during 2008, in light of the availability of alternative transactions requiring less collateral. During the fourth quarter of 2008, certain securities lending transactions met the requirements for sale accounting because the collateral obtained from the counterparties was not sufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Participants recognized net realized capital losses on deemed sales of lent securities and forward purchase commitments related to such transactions. For loans collateralized at less than 102 percent, the Company obtained a security interest in assets pledged by AIG, primarily high grade bonds, the fair value of which, together with the fair value of all collateral obtained by the Agent from counterparties in connection with the loans, equaled at least 102 percent of the fair value of the loaned securities at the inception of the loans.

Cash collateral received by the Agent was invested primarily in fixed maturity securities to earn a net spread. A significant portion of the collateral received was invested in residential mortgage-backed securities with expected maturities that were longer than the liabilities to the securities lending counterparties. The value of those collateral securities declined during the latter part of 2007 and throughout 2008 and trading in such securities was extremely limited. As a result, the Participants recognized other-than-temporary impairment charges totaling $17.21 billion in 2008 related to investments in the collateral account.

Effective June 17, 2008, the Company benefited from an agreement between AIG and the Agent's parent ("the Make-whole Agreement"), pursuant to which AIG agreed to make additional contributions to the Securities Lending Program's collateral account, up to an aggregate limit of $5 billion, to offset the obligations of the Participants to contribute to the Securities Lending Program's collateral account their pro rata share of any investment losses incurred from the sale of investments made with the Securities Lending Program's collateral on and after January 1, 2008. Any such contributions by AIG to the Securities Lending Program's collateral account were recorded by the

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Participants as capital contributions. This agreement, which superseded prior, substantially identical agreements that limited AIG's contributions to lower amounts, terminated on December 31, 2008.

In the third quarter of 2008, counterparties began curtailing their participation in the Securities Lending Program by returning lent securities and requiring the return of cash collateral. In September 2008, the Participants, including the Company, funded cash to the Securities Lending Program's collateral account to provide additional liquidity. On September 22, 2008, AIG entered into an $85 billion revolving credit facility (the "Fed Facility") and a guarantee and pledge agreement with the NY Fed. During September 2008, AIG's borrowings under the Fed Facility included $11.35 billion that was advanced to the Securities Lending Program to provide liquidity for the return of collateral to counterparties. At September 30, 2008, AIG deemed the $11.35 billion it had borrowed under the Fed Facility to provide liquidity to the collateral account to be capital contributions to the Participants, largely offsetting $10.71 billion of third quarter 2008 other-than-temporary impairment charges recorded by the Participants. The Participants recorded interest expense for the period of time the advances were deemed outstanding borrowings, at a rate per annum equal to 3.6175%, which approximated the commercial paper borrowing rate then in effect.

On October 8, 2008, certain of the Participants, including the Company, entered into a securities lending agreement with the NY Fed (the "Fed Securities Lending Agreement") pursuant to which the NY Fed agreed to borrow, on an overnight basis, up to $37.8 billion in investment grade fixed income securities from these participants in return for cash collateral. The Fed Securities Lending Agreement assisted the Participants in meeting their obligations to borrowers that were requesting the return of their cash collateral. Prior to this arrangement, $6.99 billion was borrowed by AIG under the Fed Facility between October 1, 2008 and October 8, 2008 and advanced to the Securities Lending Program collateral account to provide liquidity. These amounts were repaid to AIG in October 2008 using liquidity provided by transactions under the Fed Securities Lending Agreement, and the Participants recorded interest expense for these advances at a rate per annum equal to 2.8216%, which approximated the commercial paper borrowing rate then in effect. Each Participant's share of the total interest expense on the September and October 2008 advances from AIG was based on participation rates as of September 30, 2008.

On December 8, 2008, in conjunction with the termination of the Securities Lending Program, certain of the Participants purchased corporate credit and other asset-backed securities at fair values totaling $3.09 billion from the Securities Lending Program's collateral account, which used the proceeds to settle a portion of the outstanding securities lending transactions. These transactions were recorded as purchases of fixed maturity securities by each of the respective purchasing entities.

On December 12, 2008, AIG, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with ML II, a Delaware limited liability company whose sole member is the NY Fed.

Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of RMBS held by the Agent in connection with the Securities Lending Program. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinate to the repayment of the NY Fed loan to ML II. The amount of the initial payment and the deferred contingent portions of the total purchase price, if any are realized, will be allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008. The total purchase price was based on the fair value of the RMBS as of October 31, 2008. The Participants recognized realized capital losses of $2.2 billion related to declines in the fair value of the RMBS for the month of October 2008 prior to the sale of the RMBS to ML II.

Pursuant to a credit agreement, the NY Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion.(such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus 1.0 percent and has a stated six-year term, subject to extension by the NY Fed at its sole discretion. After the ML II Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus
3.0 percent. In addition, after ML II has paid this fixed portion of the deferred contingent purchase price plus interest, the Participants will be entitled to receive one-sixth of any net proceeds received by ML II in respect of the RMBS as the remaining deferred contingent purchase price for the RMBS, and the NY Fed will receive five-sixths of any net proceeds received by ML II in respect of the RMBS as contingent interest on the ML II Senior Loan. The NY Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the NY Fed has any interest in the ML II Senior Loan.

Neither AIG nor the Participants have any control rights over ML II. The Company has determined that ML II is a variable interest entity ("VIE") and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale, in accordance with Statement of Financial Accounting Standards 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("FAS 140"). The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value under FAS 159, because this interest would otherwise meet the criteria of a hybrid instrument and require bifurcation of an embedded derivative. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 5 for further discussion of the Company's fair value methodology and the valuation of ML II.

The Participants applied the initial consideration from the sales of the RMBS and other collateral assets, along with available cash and $5.1 billion provided by AIG in the form of capital contributions, to settle outstanding securities lending transactions (including those under the Fed Securities Lending Agreement, which totaled approximately $20.5 billion as of December 12,
2008). As a result, the Securities Lending Program and the Fed Securities Lending Agreement have been terminated.

At December 31, 2008, the Company recorded a receivable from affiliate for amounts which are due the Company from the Agent, and a short-term invested asset representing undistributed funds held in the Securities Lending Program collateral account.

As a result of the events and transactions described above, the Company recorded the following amounts in 2008:

                                                   (In Thousands)
                                                   --------------
For the year ended December 31, 2008:
Realized gains (losses) on securities lending
  collateral:
   Net realized gains (losses) on RMBS sold to ML
     II...........................................   $ (85,358)
   Net realized gains (losses) on all other asset
     sales........................................     (86,097)
   Realized losses due to other-than-temporary
     declines in value............................    (699,363)
                                                     ---------
       Total......................................   $(870,818)
                                                     =========
Net realized gains (losses) related to lent
  securities with insufficient collateral:
   Deemed sales of lent securities................   $ (12,556)
   Forward purchase commitments...................     (67,996)
                                                     ---------
       Total......................................   $ (80,552)
                                                     =========
Capital contributions funded to the collateral
  account by AIG:
   Pursuant to the Make-whole Agreement...........   $ 202,800
   AIG advances from the Fed Facility.............     443,785
   Additional contribution........................      39,100
                                                     ---------
       Total......................................   $ 685,685
                                                     =========
Cash funded to the collateral account by the
  Company:........................................   $ 266,323
                                                     =========
At December 31, 2008:
   Interest in ML II reported in fixed maturity
     securities, trading..........................   $  30,665
                                                     =========
   Undistributed Securities Lending Program
     assets, in short term invested assets........   $   8,554
                                                     =========
   Receivable from affiliated Agent, in amounts
     due from related parties.....................   $   7,480
                                                     =========

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


On September 19, 2008, a proceeding was commenced pursuant to the provisions of the Securities Investor Protection Act of 1970 ("SIPA") with respect to Lehman Brothers Inc. ("Lehman") and a trustee was appointed to administer the Lehman estate. On that date, securities owned by the Company and certain other Participants (collectively, the "Affected Participants") were on loan to Lehman under a master securities lending agreement (the "MSLA"). The commencement of this SIPA proceeding constituted an event of default under the MSLA, and the lent securities were not returned by Lehman. The Affected Participants recorded the lent securities that were not returned by Lehman as sales. As a result of the default, the Affected Participants exercised their remedies under the MSLA to apply collateral held against the amounts owed by Lehman. On November 17, 2008, the Participants instructed the Agent to distribute assets from the Securities Lending Program collateral account having an aggregate fair value equal to the aggregate fair value of the unreturned lent securities on that date. The assets distributed in settlement of amounts owed by Lehman included corporate credit and other asset-backed securities, which were recorded by the Affected Participants in fixed maturity securities, available for sale. The remaining collateral held with respect to securities loaned to Lehman was distributed in cash to the Affected Participants on December 30, 2008 and is reflected in other liabilities at December 31, 2008.

7. Deferred Policy Acquisitions Costs

The following reflects deferred policy acquisition costs will be amortized against future income and the related current amortization charges to income, excluding certain amounts deferred and amortized in the same period:

                                                     2008      2007      2006
                                                   --------  --------  --------
                                                          (In Thousands)
Balance at January 1.............................. $166,057  $205,679  $244,233
   Deferrals......................................    2,004     5,671    10,935
   Accretion of interest/amortization.............  (35,379)  (48,530)  (75,509)
   Effect of unrealized losses on securities......       --     4,218    21,465
   Effect of realized losses on securities........       --      (981)    4,555
                                                   --------  --------  --------
Balance at December 31............................ $132,682  $166,057  $205,679
                                                   ========  ========  ========

The Company periodically unlocks FAS 97 assumptions as necessary in accordance with GAAP. Depending on the product, DAC, unearned revenue reserves ("URR") and reserves required by Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional and Long-Duration Contracts and for Separate Accounts" ("SOP 03-1") can be affected. In 2008, DAC amortization increased $3.5 million due to unlocking of lapse assumptions on certain deferred annuity products. Assumptions were also unlocked for the Company's persistency bonus resulting in a decrease of $2.7 million in the liability.

During 2008, the Company continued to migrate certain blocks of reserves and deferred acquisition costs from various legacy valuation systems to a new valuation system, representing approximately $1.6 billion of reserves and $9.1 million of DAC as of December 31, 2008.

8. Reserves for Guaranteed Benefits

Details concerning the Company's guaranteed minimum death benefit exposure including a return of net deposits plus a minimum return as of December 31 were as follows:

                                        2008          2007
                                    ------------- -------------
                                         ($ In Thousands)
Account value...................... $     753,072 $   1,461,412
Net amount at risk (a).............       105,059        40,376
Average attained age of contract
  holders..........................            74            72
Range of guaranteed minimum return
  rates............................  0.00%-10.00%  0.00%-10.00%

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

(a)Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in future policy benefits on the balance sheet:

                                                2008     2007
                                              -------  -------
                                               (In Thousands)
Balance at January 1......................... $   400  $   400
Guaranteed benefits incurred.................   1,649    1,670
Guaranteed benefits paid.....................  (1,649)  (1,670)
                                              -------  -------
Balance at December 31....................... $   400  $   400
                                              =======  =======

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2008 and 2007:

   . Data used was 1,000 stochastically generated investment performance scenarios.

   .   Mean investment performance assumption was 10%.

   .   Volatility assumption was 16%.

   .   Mortality was assumed to be 87.5% of the 75-80 VIE M table.

   . Lapse rates vary by contract type and duration and range from 5% to 25% with an average of 16%.

   .   The discount rate was 8%.

9. Future Life Policy Benefits and Policyholder Contract Deposits

Substantially all of the Company's insurance and annuity liabilities relate to long-duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                                  2008       2007
                                               ---------- ----------
                                                          (Restated)
                                                  (In Thousands)
           Future policy benefits:
              Ordinary life................... $   45,769 $   48,001
              Group life......................     20,180     19,413
              Life contingent annuities.......  1,423,298  1,330,436
              Terminal funding................  1,062,307  1,097,434
              Accident and health.............    162,478    142,443
                                               ---------- ----------
           Total.............................. $2,714,032 $2,637,727
                                               ========== ==========
           Policyholder contract deposits:
              Annuities....................... $1,244,718 $1,647,584
              Guaranteed investment contracts.    212,207    321,032
              Corporate-owned life insurance..  1,768,866  1,663,281
              Universal life..................    515,922    503,303
              Other contract deposits.........     21,123     26,774
                                               ---------- ----------
           Total.............................. $3,762,836 $4,161,974
                                               ========== ==========

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges, and as applicable, reserves required by SOP 03-1. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 3 percent to 6.4 percent.

The liability for policyholder contract deposits has been established based on various assumptions. Interest rates credited for deferred annuities vary by year of issuance and range from 3.0 percent to 4.5 percent. This range is applicable to deferred annuity contracts where the crediting rates are not directly based on equity market returns. Current declared interest rates are generally guaranteed to remain in effect for a period of one year. Withdrawal charges generally range from 0.0 percent to 6.0 percent, grading to zero over a period of 0 to 7 years. Interest rates on corporate-owned life insurance are guaranteed at 4.0 percent, and the weighted average rate credited in 2008 was
5.04 percent. Guaranteed investment contracts ("GICs") have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 5.4 percent to 6.8 percent and maturities range from 2 to 9 years. The average maturity of these GICs is 5 years. The universal life policies, exclusive of corporate-owned life insurance business, have credited interest rates of 4.0 percent to 5.6 percent and guarantees ranging from 3.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life policies are subject to surrender charges that amount to 2.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

The liability for future policy benefits has been established based upon the following assumptions. Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 9.6 percent and grade to not less than 1.3 percent. Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form.

10. Reinsurance

The Company reinsures portions of its life, accident and health insurance and annuity risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


Reinsurance transactions for the years ended December 31, 2008, 2007 and 2006 were as follows:

                                                                                                           Percentage
                                                                                                           of Amount
                                                                Ceded to Other  Assumed From      Net       Assumed
                                                   Gross Amount   Companies    Other Companies   Amount      to Net
                                                   ------------ -------------- --------------- ----------- ----------
                                                                        (In Thousands)
December 31, 2008
Life insurance in force........................... $45,342,380   $17,166,796      $     --     $28,175,584    0.00%
                                                   ===========   ===========      ========     ===========
Premiums:
   Life insurance and annuities...................     205,351        62,192            --         143,159    0.00%
   Accident and health insurance..................     281,182       203,994            --          77,188    0.00%
                                                   -----------   -----------      --------     -----------
Total premiums.................................... $   486,533   $   266,186      $     --     $   220,347    0.00%
                                                   ===========   ===========      ========     ===========
December 31, 2007 (Restated)
Life insurance in force........................... $46,585,927   $ 9,389,673      $     --     $37,196,254    0.00%
                                                   ===========   ===========      ========     ===========
Premiums:
   Life insurance and annuities...................     265,561        57,473            --         208,088    0.00%
   Accident and health insurance..................     331,267       266,976            --          64,291    0.00%
                                                   -----------   -----------      --------     -----------
Total premiums.................................... $   596,828   $   324,449      $     --     $   272,379    0.00%
                                                   ===========   ===========      ========     ===========
December 31, 2006 (Restated)
Life insurance in force........................... $44,604,113   $ 9,622,879      $593,193     $35,574,427    1.67%
                                                   ===========   ===========      ========     ===========
Premiums:
   Life insurance and annuities...................     214,107        51,149          (227)        162,731   -0.14%
   Accident and health insurance..................     314,575       254,775            --          59,800    0.00%
                                                   -----------   -----------      --------     -----------
Total premiums.................................... $   528,682   $   305,924      $   (227)    $   222,531   -0.10%
                                                   ===========   ===========      ========     ===========

Reinsurance recoverable on paid losses was approximately $12.9 million, and $11.5 million, at December 31, 2008 and 2007, respectively. Reinsurance recoverable on unpaid losses was approximately $21.8 million, and $24.9 million at December 31, 2008 and 2007, respectively.

Total reinsurance recoverables are included in reinsurance receivables on the balance sheet.

The Company's reinsurance agreements do not relieve it from its direct obligation to its insured. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

In 2003, the Company entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda ("AIGB"), an affiliate. The agreement has an effective date of January 1, 2003. Under the agreement, AIGB reinsures a 100% quota share of the Company's liability on selective level term products and universal life products issued by the Company. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied.

11. Commitments and Contingencies

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations, cash flows and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The Company had $140.0 million and $81.6 million of unfunded commitments for its investments in limited partnerships at December 31, 2008 and 2007, respectively.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2007 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's results of operations and financial position.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the SEC, the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for variable accounts. The Company received permanent permission from the SEC in September 2007.

12. Shareholder's Equity

There were 1,000 Series A preferred shares with a par value of $100 thousand issued and outstanding January 1, 2006. The terms of the Series A preferred stock include the right of the Company to redeem all shares at par value any time at the option of the Company. On September 26, 2006, the Company redeemed the remaining 1,000 shares of preferred stock. The redemption of $100 million was paid to National Union Fire Insurance Company of Pittsburgh, an affiliate.

The Company paid $0.0 million, $150.0 million and $53.7 million in dividends on common stock to shareholders in 2008, 2007 and 2006, respectively.

Capital contributions received by the Company for the years ended December 31 were as follows:

                                                      2008    2007  2006
                                                    -------- ------ ----
                                                       (In Thousands)
       Cash from Parent............................ $ 50,000 $   -- $--
       Contributions related to Securities Lending
          Program (see Note 6).....................  685,685  6,302  --
                                                    -------- ------ ---
              Total cash contributions.............  735,685  6,302  --
       Contributions of securities at fair value...  178,870     --  --
                                                    -------- ------ ---
              Total capital contributions.......... $914,555 $6,302 $--
                                                    ======== ====== ===

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The components of accumulated other comprehensive income (loss) at December 31 were as follows:

                                                              2008       2007      2006
                                                           ---------  ---------  --------
                                                                   (In Thousands)
Fixed maturity and equity securities, available for sale:
   Gross unrealized gains................................. $ 181,773  $ 295,894  $355,389
   Gross unrealized losses................................  (468,800)  (285,170)  (70,303)
Net unrealized gains (losses) on other invested assets....      (531)       688      (951)
Adjustments to DAC........................................        --         --    (4,218)
Deferred federal and state income tax benefit (expense)...   100,646     (3,994)  (97,970)
                                                           ---------  ---------  --------
   Accumulated other comprehensive income (loss).......... $(186,912) $   7,418  $181,947
                                                           =========  =========  ========

The Company is restricted by state insurance laws as to the amounts it may pay as dividends without prior approval from its respective state insurance department. At December 31, 2008, none of the net assets of the Company can be transferred in the form of dividends, loans, or advances to the Parent Company given the Company's negative unassigned surplus.

Generally, the net assets of the Company available for transfer to the Parent Company is limited to the amount that the Company's net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10 percent of policyholders' surplus or the previous year's statutory net gain from operations not in excess of unassigned surplus.

13. Federal Income Taxes

Income tax receivables were as follows:

                                                      December 31,
                                                   ------------------
                                                     2008      2007
                                                   -------- ----------
                                                            (Restated)
                                                     (In Thousands)
          Current tax receivable.................. $ 48,031  $ 34,322
          Net deferred tax asset (liability)......   77,062   (10,827)
                                                   --------  --------
             Income tax receivable................ $125,093  $ 23,495
                                                   ========  ========

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of deferred tax liabilities and assets at December 31 are as follows:

                                                           2008       2007
                                                        ---------  ----------
                                                                   (Restated)
                                                           (In Thousands)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs................... $ (46,439)  $(58,120)
   Basis differential of investments...................        --     (8,625)
   Net unrealized gains on debt and equity securities
     available for sale................................        --     (3,994)
   State deferred tax liabilities......................        --        (89)
   Policy reserves.....................................   (21,088)        --
   Other...............................................    (5,294)        --
                                                        ---------   --------
Total deferred tax liabilities.........................   (72,821)   (70,828)
                                                        ---------   --------
Deferred tax assets applicable to:
   Excess capital losses...............................   319,656         --
   Policy reserves.....................................        --     19,520
   Net unrealized losses on debt and equity securities
     available for sale................................   100,662
   Basis differential of investments...................   215,427     37,423
   State deferred tax benefits.........................       619         --
   Other...............................................        --      3,058
                                                        ---------   --------
Total deferred tax assets before valuation allowance...   636,364     60,001
Valuation allowance....................................  (486,481)        --
                                                        ---------   --------
Net deferred tax assets (liabilities).................. $  77,062   $(10,827)
                                                        =========   ========

The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

At December 31, 2008, the Company did not have any unrecognized tax benefits.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At January 1, 2008 and December 31, 2008, the Company did not have an accrual for the payment of interest and penalties. For the year ended December 31, 2008, the Company recognized no movement for interest (net of federal benefit) and penalties in the statement of income (loss).

Components of income tax expense (benefit) for the years ended December 31 were as follows:

                                                      2008       2007       2006
                                                   ---------  ---------- ----------
                                                              (Restated) (Restated)
                                                            (In Thousands)
Income tax at statutory percentage of pretax
  income.......................................... $(464,587)  $ 9,829    $40,286
State income tax..................................       (73)     (981)     1,905
Dividends received deduction......................    (2,453)   (2,750)    (2,752)
Prior year corrections............................      (529)        8     (4,862)
IRS audit settlements.............................    (1,882)   (2,379)    (4,994)
Valuation allowance...............................   486,481        --         --
Other credits, taxes and settlements..............        51        --         --
                                                   ---------   -------    -------
Income tax expense................................ $  17,008   $ 3,727    $29,583
                                                   =========   =======    =======

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


At December 31, 2008, the Company recorded a net deferred tax asset after valuation allowance of $77.1 million compared to a net deferred tax liability of $10.8 million at December 31, 2007. At December 31, 2008 the Company recorded a deferred tax asset valuation allowance of $486.5 million to reduce net deferred tax assets to an amount the Company considered more likely than not (a likelihood of more than 50 percent) to be realized. Realization of the Company's net deferred tax asset depends on the ability of AIG and its subsidiaries to generate sufficient future taxable income of the appropriate character within carryforward periods of the jurisdictions in which the net capital losses were incurred.

As of December 31, 2008 the Company had a cumulative realized loss for financial accounting purposes in recent years. When making its assessment about the realization of its deferred tax assets at December 31, 2008, the Company considered all available evidence, including (i) the nature, frequency, and severity of current and cumulative financial reporting realized losses,
(ii) actions completed during 2008 designed to eliminate or limit a recurrence of the factors that contributed to the recent cumulative realized losses,
(iii) the carryforward periods for the net capital losses, (iv) the sources and timing of future taxable income, and (v) tax planning strategies that would be implemented, if necessary, to accelerate taxable amounts.

The Internal Revenue Service is currently examining the Company's tax returns for the taxable years 2000 to 2002. Although the final outcome of any issues raised in examination is uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. In addition, the Company's taxable years 2000-2008 remain subject to examination.

14. Related-Party Transactions

See Notes 1 and 6 for further information on AIG events and the Company's participation in the Securities Lending Program.

The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2008 was $202.1 million and $18.1 million respectively. Premium income and commission ceded for 2007 amounted to $263.7 million and $17.9 million, respectively. Premium income and commission ceded to affiliates amounted to $252.5 million and $19.9 million, respectively, for the year ended December 31, 2006.

The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2008, 2007 and 2006, the Company was charged $45.6 million, $45.1 million and $39.6 million, respectively, for expenses attributed to the Company but incurred by affiliates.

National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), an indirect wholly owned subsidiary of AIG, has terminated the General Guarantee Agreement dated July 13, 1998 (the "Guarantee") with respect to prospectively issued policies and contracts issued by the Company. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantee will continue to cover the policies, contracts and certificates with a date of issuance earlier than the Point of Termination until all insurance obligations under such contracts are satisfied in full. National Union's audited statutory financial statements are filed with the SEC as part of the Company's registration statements for its variable products that were issued prior to the Point of Termination.

The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG will cause the Company to maintain a contract holders' surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds as the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligation of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under certain circumstances, including where the Company attains, without the benefit of the Support

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce it rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

On December 7, 2005, the Company acquired 5.75% Senior Notes due December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $29.9 million. The Company recognized interest income on the Notes of $1.7 million, $1.7 million and $1.2 million during 2008, 2007 and 2006 respectively. Other affiliates of the Company are holders of the same class of securities.

Please see Note 10 for information related to the Company's coinsurance/modified coinsurance agreement with AIG Life of Bermuda.

15. Variable Interest Entities

FASB "Revision to Interpretation No. 46, Consolidation of Variable Interest Entities" ("FIN 46R") provides the guidance for the determination of consolidation for certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity that is at risk which would allow the entity to finance its activities without additional subordinated financial support. FIN 46R recognizes that consolidation based on majority voting interest should not apply to these VIEs. A VIE is consolidated by its primary beneficiary, which is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

The Company primarily determines whether it is the primary beneficiary or a significant interest holder based on a qualitative assessment of the VIE. This includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's interests in the entity which either create or absorb variability. The Company evaluates the design of the VIE and the related risks the entity was designed to expose the variable interest holders to in evaluating consolidation. In limited cases, when it may be unclear from a qualitative standpoint if the Company is the primary beneficiary, the Company uses a quantitative analysis to calculate the probability weighted expected losses and probability weighted expected residual returns using cash flow modeling.

The Company defines a variable interest as significant relative to the materiality of its interest in the VIE. The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, or (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by the Company generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to the Company, except in limited circumstances when the Company has provided a guarantee to the VIE's interest holders.

There was no off balance sheet exposure associated with VIEs at December 31, 2008 and 2007, respectively.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

The following table presents total assets of unconsolidated VIEs in which the Company holds a significant variable interest and the Company's maximum exposure to loss associated with these VIEs:

                                                              Maximum
                                                          Exposure to Loss
                                                         ------------------
                                              Total VIE    Purchased and
                                               Assets    Retained Interests
                                             ----------- ------------------
                                                     (In Thousands)
    December 31, 2008
    CLOs/CDOs............................... $   305,900      $35,794
    Maiden Lane II..........................  19,190,000       30,665
                                             -----------      -------
    Total................................... $19,495,900      $66,459
                                             ===========      =======
    December 31, 2007
    CLOs/CDOs............................... $   360,262      $56,009

Balance Sheet Classification

The Company's interest in the assets of unconsolidated VIEs were classified on the Company's balance sheet as follows:

                                                     At December 31,
                                                     ---------------
                                                      2008    2007
                                                     ------- -------
                                                     (In Thousands)
            Assets:
               Available for sale securities........ $35,794 $56,009
               Trading securities (Maiden Lane II,
                 in 2008)...........................  30,665      --
                                                     ------- -------
            Total assets............................ $66,459 $56,009
                                                     ======= =======

Maiden Lane II

On December 12, 2008, the Company and certain other domestic insurance subsidiaries sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the NY Fed. The Company has a significant variable economic interest in ML II, which is a VIE. See Note 6 for details regarding the terms of the sale of the RMBS to ML II.

The Company enters into various arrangements with VIEs in the normal course of business. The Company is involved with VIEs primarily as passive investors in debt securities (rated and unrated) and equity interests issued by VIEs.

Real Estate and Investment Funds

The Company is an investor in various real estate investments, some of which are VIEs. These investments are typically with unaffiliated third-party developers via a partnership or limited liability company structure. The VIE's activities consist of the development or redevelopment of commercial and residential real estate. The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity funds and some funds managed by AIG Investments (an affiliate). The Company is typically not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs.

CLOs/CDOs

The Company invests in collateralized debt obligations ("CDO") or collateralized loan obligations ("CLO"). In CDO and CLO transactions, a special purpose entity purchases a portfolio of assets such as bank loans, corporate debt, or non-performing credits and issues trust certificates or debt securities that represent interests in the portfolio of assets. These transactions can be cash-based or synthetic and are actively or passively managed.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


Mortgage Backed Securities

The Company is a passive investor in mortgage backed securities primarily issued by domestic entities that are typically structured as a Qualifying Special Purpose Entity ("QSPE"). The Company does not sponsor or transfer assets to the entities and was not involved in the design of the entities; as such, the Company has not included these entities in the above table. As the non-sponsor and non-transferor, the Company does not have the information needed to conclusively verify that these entities are QSPEs. The Company's maximum exposure is limited to its investment in securities issued by these entities and is not the primary beneficiary of the overall entity activities. The fair value of the Company's investment in mortgage backed securities is disclosed in Note 3.

16. Benefit Plans

The Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

17. Subsequent Events

On March 2, 2009, AIG and the NY Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles ("SPVs"), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an AIG operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

AIG and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by AIG. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date. The Company may be a party to a proposed securitization transaction in the future.

On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part, including the Company. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses. The Company is continuing to explore other restructuring alternatives to enhance its market competitiveness.

On April 17, 2009, AIG entered into an exchange agreement with the Treasury Department pursuant to which, among other things, the Treasury Department exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the Treasury Department in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

On April 17, 2009, AIG and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the Treasury Department pursuant to which, among other things, AIG issued and sold to the Treasury Department 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock. Pursuant to the purchase agreement, the Treasury Department has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as
(i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) The AIG Credit Facility Trust and the Treasury Department in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the Treasury Department provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the Treasury Department, in its sole discretion, under the terms of such financial assistance.

In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the Treasury Department, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due. If AIG is unable to meet its obligations as they come due, management believes this could have a material effect upon the Company and its operations.

18. Restatement of Previously Issued Financial Statements

During the annual review of the impact of prior year accounting adjustments on the financial statements, it was determined that the income misstatement to year 2007 was material enough to require a restatement of the Company's previously issued financial statements. The Company has restated the financial statements as of December 31, 2007 and for the years ended December 31, 2007 and 2006. Relevant disclosures have been restated in Notes 3, 9, 10 and 13 due to the effects of the restatements discussed below. The following provides detail of the significant accounting adjustments included in the restatement of the Company's financial statements.

Premiums

The Company discovered that 2007 group annuity paid premiums were not recorded until after the valuation date, resulting in the understatement of premiums. The Company also determined that ceded premiums were understated related to a certain reinsurance agreement, which was terminated in 2007.

Real Estate

It was discovered that from 2005 through the third quarter of 2008, cash contributions made by the Company to the Rockwood Office Park property had been expensed to net investment income. The change in equity contributions per the property financial statements were recorded as an intercompany payable to the Company, which was reported in other liabilities. As a result, liabilities were overstated and net investment income in prior years was understated.

Reserves

The Company adjusted reserves for the following items: (1) It was discovered that floating rate GICs with a six month reset that are paid in a foreign currency were not using an appropriately updated foreign exchange rate, resulting in an overstatement of reserves and (2) when the Company converted to a new reinsurance valuation system, coding for universal life coverages were incorrectly set up to use proportional cash values rather than yearly renewable term basis, resulting in overstated ceded reserve credits.

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


The effect of all accounting restatement adjustments on the Company's statement of income (loss) was as follows:

                                                        Increase (Decrease)
                                                        for Years Ended and
                                                         at December 31,
                                                        ------------------
                                                          2007      2006
                                                        -------   -------
                                                         (In Thousands)
Net income (loss):
Premiums............................................... $ 5,075   $    98
Real estate............................................   2,422     3,606
Reserves...............................................  (1,311)    1,557
                                                        -------   -------
   Total effect on income (loss) before income tax
     expense (benefit).................................   6,186     5,261
Income tax expense (benefit)...........................  (2,165)   (1,841)
                                                        -------   -------
   Total effect on net income (loss)................... $ 4,021   $ 3,420
                                                        =======   =======

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


A summary of the restatement adjustments and their effect on line items in the financial statements is as follows:

As of and for the year ended December 31, 2007:

                                                           As previously
                                                             reported    Adjustments As restated
                                                           ------------- ----------- -----------
                                                                      (In Thousands)
Balance Sheet
   Premiums and insurance balances receivable.............  $     3,654   $     98   $     3,752
   Income taxes receivable................................       27,381     (3,886)       23,495
   Total assets...........................................   13,605,392     (3,788)   13,601,604
   Future policy benefits.................................    2,636,077      1,650     2,637,727
   Other liabilities......................................       56,024    (12,659)       43,365
   Total liabilities......................................   12,812,202    (11,009)   12,801,193
   Retained earnings......................................      472,303      7,221       479,524
   Total shareholder's equity.............................      793,190      7,221       800,411
   Total liabilities and shareholder's equity.............   13,605,392     (3,788)   13,601,604

Statement of Income (Loss)
   Premiums and other considerations......................      267,304      5,075       272,379
   Net investment income..................................      558,477      2,422       560,899
   Policyholders' benefits................................      530,659      1,311       531,970
   Income (loss) before income tax expense (benefit)......       21,896      6,186        28,082
   Income tax expense (benefit)...........................        1,562      2,165         3,727
   Net income (loss)......................................       20,334      4,021        24,355

Statement of Shareholder's Equity
Retained earnings
   Beginning balance......................................      604,503      3,200       607,703
   Net income (loss)......................................       20,334      4,021        24,355
   Ending balance.........................................      472,303      7,221       479,524

Statement of Cash Flows
   Net income (loss)......................................       20,334      4,021        24,355
   Change in insurance reserves...........................      179,210      1,311       180,521
   Change in income taxes receivable/payable..............       10,187      2,165        12,352
   Change in other liabilities............................       10,896     (7,497)        3,399

                          AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)


As of and for the year ended December 31, 2006:

                                                       As
                                                   previously                As
                                                    reported  Adjustments restated
                                                   ---------- ----------- --------
                                                            (In Thousands)
Statement of Income (Loss)
   Premiums and other considerations..............  $222,433    $    98   $222,531
   Net investment income..........................   585,793      3,606    589,399
   Policyholders' benefits........................   406,486     (1,557)   404,929
   Income (loss) before income tax expense
     (benefit)....................................   109,844      5,261    115,105
   Income tax expense (benefit)...................    27,742      1,841     29,583
   Net income (loss)..............................    82,102      3,420     85,522

Statement of Shareholder's Equity
Retained earnings
   Beginning balance..............................   576,115       (220)   575,895
   Net income (loss)..............................    82,102      3,420     85,522
   Ending balance.................................   604,503      3,200    607,703

Statement of Cash Flows
   Net income (loss)..............................    82,102      3,420     85,522
   Change in insurance reserves...................    22,511     (1,557)    20,954
   Change in premiums and insurance balances
     receivable and payable - net.................     8,447        (98)     8,349
   Change in income taxes receivable/payable......   (38,541)     1,841    (36,700)
   Change in other liabilities....................     7,240     (3,606)     3,634

                                    PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial statements.

      (1) Audited Financial Statements of Variable Account I of AIG Life Insurance Company for the year ended December 31, 2008 are included in Part B of the registration statement.

      (2) Audited Financial Statements of AIG Life Insurance Company for the years ended December 31, 2008, 2007 (restated) and 2006 (restated) are included in Part B of the registration statement.

(b)   Exhibits.

      (1)(a) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable and fixed annuity contracts. (1)

      (1)(b) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated September 12, 1995, amending in its entirety the resolution previously passed by the Board of Directors on June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (3)

      (2)            N/A

      (3)(a) Distribution Agreement between AIG Life Insurance Company and American General Equity Services Corporation, effective May 1, 2003. (13)

      (3)(b)         Form of Selling Group Agreement. (5)

      (4)(a) Form of Single Premium Immediate Variable Annuity Non-Participating Contract, Form No. 16EIAN0403WA. (6)

      (4)(b) Form of Immediate Annuity Non-Participating Contract, Form No. 16EIAN0403. (10)

      (4)(c)        Form of Endorsement Cancellation Option, Form No.
                    16IVCO0403-Rev(11/05). (10)

      (5)(a)        Form of Variable Immediate Annuity Application, Form No.
                    14GVIA0403 rev041906. (9)

      (6)(a) By-Laws of AIG Life Insurance Company, restated as of April 27, 2005. (8)

      (6)(b) Certificate of Incorporation of AIG Life Insurance Company dated December 31, 1991. (1)

      (6)(c) Restated Certificate of Incorporation of AIG Life Insurance Company dated December 31, 1991. (1)

      (6)(d) Certificate of Amendment of Certificate of Incorporation of AIG Life Insurance Company, dated December 3, 2001. (13)

      (6)(e) Certificate of Change of Location of Registered Office and of Registered Agent, AIG Life Insurance Company, dated July 24, 2002. (5)

      (7) Reinsurance Agreement between AIG Life Insurance Company & AXA Corporate Solutions Life Reinsurance Company. (11)

      (8)(a)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company. (13)

      (8)(a)(ii) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated May 21, 1975. (13)

      (8)(a)(iii) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated September 23, 1975. (13)

      (8)(a)(iv) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated December 30, 1998. (13)

      (8)(a)(v) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (13)

      (8)(a)(vi) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (5)

      (8)(a)(vii) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective May 1, 2004. (7)

      (8)(b)(i) Form of Fund Participation Agreement between AIG Life Insurance Company and The Vanguard Group, Inc. dated December 27, 2001. (2)

      (8)(b)(ii) Form of Addendum to Fund Participation Agreement between AIG Life Insurance Company and The Vanguard Group, Inc. (4)

      (8)(c) Form of Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and AIG Life Insurance Company. (4)

      (8)(d) Form of SEC Rule 22c-2 Information Sharing Agreement between Vanguard and AIG Life Insurance Company. (11)

      (8)(e) AIG Support Agreement between AIG Life Insurance Company and American International Group, Inc. (8)

      (9) Opinion and Consent of Lauren W. Jones, Esq., Deputy General Counsel of American General Life Companies, LLC.
                    (12)

      (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

      (11)          N/A

      (12)          N/A

--------
(1) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-39171) of Variable Account I of AIG Life Insurance Company filed on October 27, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on December 28, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on February 7, 2003.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 25, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 28, 2004.

(6) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-117376) of Variable Account I of AIG Life Insurance Company filed on July 15, 2004.

(7) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 2, 2005.

(8) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on August 12, 2005.

(9) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-117376) of Variable Account I of AIG Life Insurance Company filed on May 1, 2006.

(10) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-117376) of Variable Account I of AIG Life Insurance Company filed on July 13, 2006.

(11) Incorporated by reference to Post-Effective Amendment No. 20 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 1, 2007.

(12) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-117376) of Variable Account I of AIG Life Insurance Company filed on October 8, 2004.

(13) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on April 25, 2003.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS              AIG LIFE INSURANCE COMPANY
------------------             -----------------------------------------------
Rodney O. Martin, Jr.          Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff            Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David R. Armstrong             Director, President - AIG Benefit Solutions
3600 Route 66                  Profit Center and Chief Executive Officer - AIG
Neptune, NJ 07754-1580         Benefit Solutions Profit Center

Mary Jane B. Fortin            Director, Executive Vice President and Chief
2929 Allen Parkway             Financial Officer
Houston, TX 77019

Richard A. Hollar              Director, President-Life Profit Center and
2929 Allen Parkway             Chief Executive Officer-Life Profit Center
Houston, TX 77019

Royce G. Imhoff, II            Director, President-Independent Distribution
2929 Allen Parkway
Houston, TX 77019

David W. O'Leary               Director, President-Specialty Markets Group and
2929 Allen Parkway             Chief Executive Officer-Specialty Markets Group
Houston, TX 77019

Gary D. Reddick                Director and Executive Vice President
2929 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS              AIG LIFE INSURANCE COMPANY
------------------             -----------------------------------------------
Christopher J. Swift           Director
2929 Allen Parkway
Houston, TX 77019

James W. Weakley               Director, President-AIG Benefit Solutions
2929 Allen Parkway             Profit Center, Chief Executive Officer-AIG
Houston, TX 77019              Benefit Solutions Profit Center and Chairman
                               AIG Benefit Solutions Profit Center

Matthew Winter                 Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

John Gatesman                  President-Affluent and Corporate Markets Group
2727-A Allen Parkway
Houston, TX 77019

Dennis Roberts                 President-Independent Agency Group
2929 Allen Parkway
Houston, TX 77019

Richard D. Schuettner          President-AIG Life Brokerage Profit Center
750 West Virginia Street
Milwaukee, WI 53204

Durr Sexton                    President-Annuity Profit Center
2929 Allen Parkway
Houston, TX 77019

Robert E. Steele               President-Structured Settlements
205 E. 10th Avenue
Amarillo, TX 79101

Don Ward                       President - Financial Institution Marketing
2929 Allen Parkway             Group
Houston, TX 77019

Jeffrey H. Carlson             Executive Vice President and Chief Information
2929 Allen Parkway             Officer
Houston, TX 77019

Rodney N. Hook                 Executive Vice President-AIG Benefit Solutions
3600 Route 66                  Profit Center and Chief Risk Officer-AIG
Neptune, NJ 07754              Benefit Solutions Profit Center

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS              AIG LIFE INSURANCE COMPANY
------------------             -----------------------------------------------
Kyle L. Jennings               Executive Vice President, General Counsel and
2929 Allen Parkway             Secretary
Houston, TX 77019

Patricia H. Miller             Executive Vice President - Human Resources
2929 Allen Parkway
Houston, TX 77019

Gary Parker                    Executive Vice President and Chief Product
2929 Allen Parkway             Officer
Houston, TX 77019

Dan E. Trudan                  Executive Vice President and Chief Operations
2929 Allen Parkway             Officer
Houston, TX 77019

Steven D. Anderson             Senior Vice President-Life Profit Center and
2929 Allen Parkway             Chief Financial Officer-Life Profit Center
Houston, TX 77019

Erik A. Baden                  Senior Vice President-Strategic Marketing and
2929 Allen Parkway             Business Development
Houston, TX 77019

Wayne A. Barnard               Senior Vice President and Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein            Senior Vice President and Chief and Appointed
2727-A Allen Parkway           Actuary
Houston, TX 77019

Patricia A. Bosi               Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

J. Thomas Burkhard, Jr.        Senior Vice President and Chief Operating
2727 Allen Parkway             Officer - Life Profit Center
Houston, TX 77019

Don Cummings                   Senior Vice President and Chief Accounting
2727-A Allen Parkway           Officer
Houston, TX 77019

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS              AIG LIFE INSURANCE COMPANY
------------------             ------------------------------------------------
Donna F. Fahey                 Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

James A. Galli                 Senior Vice President and Chief Business
70 Pine Street                 Development Officer
New York, NY 10270

Robert M. Goldbloom            Senior Vice President-Terminal Funding Annuities
70 Pine Street
New York, NY 10270

William F. Guterding           Senior Vice President
70 Pine Street
New York, NY 10270

Robert F. Herbert, Jr.         Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

Althea R. Johnson              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Glen D. Keller                 Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen Kennedy                Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frank A. Kophamel              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Simon J. Leech                 Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Charles L. Levy                Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS              AIG LIFE INSURANCE COMPANY
------------------             -----------------------------------------------
Kent D. Major                  Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire                Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien            Senior Vice President, Chief Marketing
2929 Allen Parkway             Officer-Independent Agency Group
Houston, TX 77019

Barry Pelletteri               Senior Vice President
3600 Route 66
Neptune, NJ 07754

John W. Penko                  Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Frederic R. Yopps              Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Chris Ayers                    Vice President
2727-A Allen Parkway
Houston, TX 77019

Edward F. Bacon                Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel                 Vice President
2727-A Allen Parkway
Houston, TX 77019

Walter E. Bednarski            Vice President
3600 Route 66
Neptune, NJ 07754-1580

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS              AIG LIFE INSURANCE COMPANY
------------------             -----------------------------------------------
Michael B. Boesen              Vice President
2727-A Allen Parkway
Houston, TX 77019

Timothy H. Bolden              Vice President, Chief Compliance Officer and
2727-A Allen Parkway           Deputy General Counsel
Houston, TX 77019

David R. Brady                 Vice President
70 Pine Street
New York, NY 10270

Stephen J. Brenneman           Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

James B. Brown                 Vice President
2727 Allen Parkway
Houston, TX 77019

David W. Butterfield           Vice President
3600 Route 66
Neptune, NJ 07754

Valerie A. Childrey            Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs                 Vice President
2727-A Allen Parkway
Houston, TX 77019

Robert M. Cicchi               Vice President
2727-A Allen Parkway
Houston, TX 77019

James Cortiglia                Vice President
3600 Route 66
Neptune, NJ 07754

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS              AIG LIFE INSURANCE COMPANY
------------------             -----------------------------------------------
Steven A. Dmytrack             Vice President
2929 Allen Parkway
Houston, TX 77019

Douglas M. Donnenfield         Vice President
750 West Virginia Street
Milwaukee, WI 53204

Timothy M. Donovan             Vice President
2929 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi            Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Patrick S. Froze               Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Frederick J. Garland, Jr.      Vice President
2727-A Allen Parkway
Houston, TX 77019

Liza Glass                     Vice President
2727-A Allen Parkway
Houston, TX 77019

Leo W. Grace                   Vice President and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Richard L. Gravette            Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer           Vice President
3051 Hollis Drive
Springfield, IL 62704

Daniel J. Gutenberger          Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS              AIG LIFE INSURANCE COMPANY
------------------             -----------------------------------------------
Joel H. Hammer                 Vice President
70 Pine Street
New York, NY 10270

D. Leigh Harrington            Vice President
2929 Allen Parkway
Houston, TX 77019

Keith C. Honig                 Vice President
1999 Avenue of the Stars
Los Angeles, CA 90067

Donald E. Huffner              Vice President and Real Estate Investment
70 Pine Street                 Officer
New York, NY 10270

Walter P. Irby                 Vice President and Chief Financial
2929 Allen Parkway             Officer - Specialty Markets Group
Houston, TX 77019

Karen M. Isaacs                Vice President
3600 Route 66
Neptune, NJ 07754

Robert J. Ley                  Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Gwendolyn J. Mallett           Vice President
2727-A Allen Parkway
Houston, TX 77019

Randy J. Marash                Vice President
3600 Route 66
Neptune, NJ 07754

W. Larry Mask                  Vice President, Real Estate Investment Officer
2929 Allen Parkway             and Assistant Secretary
Houston, TX 77019

Melvin C. McFall               Vice President
2727-A Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS              AIG LIFE INSURANCE COMPANY
------------------             -----------------------------------------------
Richard D. McFarland           Vice President
2727-A Allen Parkway
Houston, TX 77019

Beverly A. Meyer               Vice President
750 West Virginia Street
Milwaukee, WI 53204

Candace A. Michael             Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio                  Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller               Vice President
3051 Hollis Drive
Springfield, IL 62704

Michael R. Murphy              Vice President
750 West Virginia Street
Milwaukee, WI 53204

Carl T. Nichols                Vice President and Medical Director
205 E. 10th Avenue
Amarillo, TX 79101

Deanna Osmonson                Vice President and Chief Privacy Officer
2727-A Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.           Vice President, Real Estate Investment Officer
2929 Allen Parkway             and Assistant Secretary
Houston, TX 77019

Lori J. Payne                  Vice President
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival              Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS              AIG LIFE INSURANCE COMPANY
------------------             -----------------------------------------------
Rodney E. Rishel               Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Terri Robbins                  Vice President
175 Water Street
New York, NY 10038

Walter J. Rudecki, Jr.         Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben             Vice President
3051 Hollis Drive
Springfield, IL 62704

Michael Sibley                 Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

Brian Smith                    Vice President, Finance
3600 Route 66
Neptune, NJ 07754

T. Clay Spires                 Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Dale Stewart                   Vice President and General Auditor
2727-A Allen Parkway
Houston, TX 77019

Gregory R. Thornton            Vice President
3051 Hollis Drive
Springfield, IL 62704

Veronica Torralba              Vice President
2929 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS              AIG LIFE INSURANCE COMPANY
------------------             -----------------------------------------------
Richard P. Vegh                Vice President
3600 Route 66
Neptune, NJ 07754

Christian D. Weiss             Vice President
3051 Hollis Drive
Springfield, IL 62704

Ronald J. Williams             Vice President
3600 Route 66
Neptune, NJ 07754

Lauren W. Jones                Chief Counsel - Product Development and
2929 Allen Parkway             Assistant Secretary
Houston, TX 77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 26. Table of subsidiaries of AIG can be found as Exhibit 21 in Form 10-K, SEC file
Number 001-08787, accession number 0000950123-09-0037734, filed March 2, 2009.

                              SUBSIDIARIES OF AIG

                                                                                                         PERCENTAGE
                                                                                                         OF VOTING
                                                                                                         SECURITIES
                                                                                        JURISDICTION OF   HELD BY
                                                                                        INCORPORATION OR IMMEDIATE
AS OF DECEMBER 31, 2008                                                                   ORGANIZATION   PARENT/(1)/
-----------------------                                                                 ---------------- ----------
American International Group, Inc./(2)/                                                       Delaware          /(3)/
   AIG Capital Corporation                                                                    Delaware       100
       AIG Capital India Private Limited                                                         India     99.99/(4)/
          AIG Global Asset Management Company (India) Private Limited                            India        99/(5)/
       AIG Consumer Finance Group, Inc.                                                       Delaware       100
          AIG Bank Polska S.A.                                                                  Poland     99.92
          AIG Credit S.A.                                                                       Poland       100
          Compania Financiera Argentina S.A.                                                 Argentina       100
       AIG Credit Corp.                                                                       Delaware       100
          A.I. Credit Consumer Discount Company                                           Pennsylvania       100
          A.I. Credit Corp.                                                              New Hampshire       100
          AICCO, Inc.                                                                         Delaware       100
          AICCO, Inc.                                                                       California       100

                              SUBSIDIARIES OF AIG

                                                                                                                PERCENTAGE
                                                                                                                OF VOTING
                                                                                                                SECURITIES
                                                                                               JURISDICTION OF   HELD BY
                                                                                               INCORPORATION OR IMMEDIATE
AS OF DECEMBER 31, 2008                                                                          ORGANIZATION   PARENT/(1)/
-----------------------                                                                        ---------------- ----------
          AIG Credit Corp. of Canada                                                                  Canada        100
          Imperial Premium Funding, Inc.                                                            Delaware        100
       AIG Equipment Finance Holdings, Inc.                                                         Delaware        100
          AIG Commercial Equipment Finance, Inc.                                                    Delaware        100
              AIG Commercial Equipment Finance Company, Canada                                        Canada        100
          AIG Rail Services, Inc.                                                                   Delaware        100
       AIG Finance Holdings, Inc.                                                                   New York        100
          AIG Finance (Hong Kong) Limited                                                          Hong Kong        100
       AIG Global Asset Management Holdings Corp.                                                   Delaware        100
          AIG Asset Management Services, Inc.                                                       Delaware        100
          AIG Capital Partners, Inc.                                                                Delaware        100
          AIG Equity Sales Corp.                                                                    New York        100
          AIG Global Investment Corp.                                                             New Jersey        100
          AIG Global Real Estate Investment Corp.                                                   Delaware        100
          AIG Securities Lending Corp.                                                              Delaware        100
          Brazos Capital Management, L.P.                                                           Delaware        100
       American General Finance, Inc.                                                                Indiana        100
          American General Auto Finance, Inc.                                                       Delaware        100
          American General Finance Corporation                                                       Indiana        100
              Merit Life Insurance Co.                                                               Indiana        100
              MorEquity, Inc.                                                                         Nevada        100
                 Wilmington Finance, Inc.                                                           Delaware        100
              Ocean Finance and Mortgages Limited                                                    England        100
              Yosemite Insurance Company                                                             Indiana        100
                 CommoLoCo, Inc.                                                                 Puerto Rico        100
          American General Financial Services of Alabama, Inc.                                      Delaware        100
       International Lease Finance Corporation                                                    California      67.23/(6)/
   AIG Federal Savings Bank                                                                              USA        100
   AIG Financial Advisor Services, Inc.                                                             Delaware        100
       AIG Global Investment (Luxembourg) S.A.                                                    Luxembourg        100
   AIG Financial Products Corp.                                                                     Delaware        100
       AIG Matched Funding Corp.                                                                    Delaware        100
       Banque AIG S.A.                                                                                France         90/(7)/
   AIG Funding, Inc.                                                                                Delaware        100
   AIG Global Trade & Political Risk Insurance Company                                            New Jersey        100
   AIG Israel Insurance Company Ltd.                                                                  Israel      50.01
   AIG Kazakhstan Insurance Company                                                               Kazakhstan         60
   AIG Life Holdings (International) LLC                                                            Delaware        100
       AIG Star Life Insurance Co., Ltd.                                                               Japan        100
       American International Reinsurance Company, Ltd.                                              Bermuda        100
          AIG Edison Life Insurance Company                                                            Japan         90/(8)/
          American International Assurance Company, Limited                                        Hong Kong        100
          American International Assurance Company (Australia) Limited                             Australia        100
          American International Assurance Company (Bermuda) Limited                                 Bermuda        100
              AIG Life Insurance (Vietnam) Company Limited                                           Vietnam        100
              Tata AIG Life Insurance Company Limited                                                  India         26

                              SUBSIDIARIES OF AIG

                                                                                                                PERCENTAGE
                                                                                                                OF VOTING
                                                                                                                SECURITIES
                                                                                               JURISDICTION OF   HELD BY
                                                                                               INCORPORATION OR IMMEDIATE
AS OF DECEMBER 31, 2008                                                                          ORGANIZATION   PARENT/(1)/
-----------------------                                                                        ---------------- ----------
       Nan Shan Life Insurance Company, Limited                                                        Taiwan     97.57
AIG Life Holdings (US), Inc.                                                                            Texas       100
   AGC Life Insurance Company                                                                        Missouri       100
       AIG Annuity Insurance Company                                                                    Texas       100
       AIG Life Holdings (Canada), ULC                                                                 Canada       100
          AIG Assurance Canada                                                                         Canada       100
          AIG Life Insurance Company of Canada*                                                        Canada       100
       AIG Life Insurance Company                                                                    Delaware       100
       AIG Life of Bermuda, Ltd.                                                                      Bermuda       100
       American General Bancassurance Services, Inc.                                                 Illinois       100
       American General Life and Accident Insurance Company                                         Tennessee       100
          Volunteer Vermont Holdings, LLC                                                             Vermont       100
       American General Life Insurance Company                                                          Texas       100
          AIG Enterprise Services, LLC                                                               Delaware       100
          American General Annuity Service Corporation                                                  Texas       100
          American General Life Companies, LLC                                                       Delaware       100
          The Variable Annuity Life Insurance Company                                                   Texas       100
              AIG Retirement Services Company                                                           Texas       100
       American General Property Insurance Company                                                  Tennessee       100
          American General Property Insurance Company of Florida                                      Florida       100
       American International Life Assurance Company of New York                                     New York       100
       The United States Life Insurance Company in the City of New York                              New York       100
   American General Assurance Company                                                                Illinois       100
       American General Indemnity Company                                                            Illinois       100
   American General Investment Management Corporation                                                Delaware       100
   American General Realty Investment Corporation                                                       Texas       100
   Knickerbocker Corporation                                                                            Texas       100
AIG Life Insurance Company (Switzerland) Ltd.                                                     Switzerland       100
AIG Liquidity Corp.                                                                                  Delaware       100
AIG Privat Bank AG*                                                                               Switzerland       100
AIG Property Casualty Group, Inc.                                                                    Delaware       100
   AIG Commercial Insurance Group, Inc.                                                              Delaware       100
       AIG Aviation, Inc.                                                                             Georgia       100
       AIG Casualty Company                                                                      Pennsylvania       100
       AIG Commercial Insurance Agency, Inc.                                                       New Jersey       100
       AIG Commercial Insurance Company of Canada                                                      Canada       100
       AIG Risk Management, Inc.                                                                     New York       100
       American Home Assurance Company                                                               New York       100
          AIG General Insurance (Malaysia) Berhad                                                    Malaysia       100
          AIG Hawaii Insurance Company, Inc.                                                           Hawaii       100
              American Pacific Insurance Company, Inc.                                                 Hawaii       100
          American International Realty Corp.                                                        Delaware      31.5/(9)/
          Pine Street Real Estate Holdings Corp.                                                New Hampshire     31.47/(10)/
          Transatlantic Holdings, Inc.                                                               Delaware     33.24/(11)/
              Transatlantic Reinsurance Company                                                      New York       100
                 Putnam Reinsurance Company                                                          New York       100

                              SUBSIDIARIES OF AIG

                                                                                                             PERCENTAGE
                                                                                                             OF VOTING
                                                                                                             SECURITIES
                                                                                            JURISDICTION OF   HELD BY
                                                                                            INCORPORATION OR IMMEDIATE
AS OF DECEMBER 31, 2008                                                                       ORGANIZATION   PARENT/(1)/
-----------------------                                                                     ---------------- ----------
          Trans Re Zurich                                                                       Switzerland      100
Audubon Insurance Company                                                                         Louisiana      100
   Agency Management Corporation                                                                  Louisiana      100
       The Gulf Agency, Inc.                                                                        Alabama      100
   Audubon Indemnity Company                                                                    Mississippi      100
Commerce and Industry Insurance Company                                                            New York      100
   American International Insurance Company                                                        New York       75/(12)/
       AIG Advantage Insurance Company                                                            Minnesota      100
       American International Insurance Company of California, Inc.                              California      100
       American International Insurance Company of New Jersey                                    New Jersey      100
The Insurance Company of the State of Pennsylvania                                             Pennsylvania      100
Landmark Insurance Company                                                                       California      100
National Union Fire Insurance Company of Pittsburgh, Pa                                        Pennsylvania      100
   AIG Domestic Claims, Inc.                                                                       Delaware      100
   AIG Excess Liability Insurance Company Ltd.                                                     Delaware      100
       AIG Excess Liability Insurance International Limited                                         Ireland      100
   American International Specialty Lines Insurance Company                                        Illinois       70/(13)/
   Lexington Insurance Company                                                                     Delaware       70/(14)/
       AIG Centennial Insurance Company                                                        Pennsylvania      100
          AIG Auto Insurance Company of New Jersey                                               New Jersey      100
          AIG Preferred Insurance Company                                                      Pennsylvania      100
          AIG Premier Insurance Company                                                        Pennsylvania      100
              AIG Indemnity Insurance Company                                                  Pennsylvania      100
       JI Accident & Fire Insurance Company, Ltd.                                                     Japan       50
   National Union Fire Insurance Company of Louisiana                                             Louisiana      100
   National Union Fire Insurance Company of Vermont                                                 Vermont      100
   21st Century Insurance Group                                                                    Delaware       32/(15)/
       21st Century Casualty Company                                                             California      100
       21st Century Insurance Company                                                            California      100
       21st Century Insurance Company of the Southwest                                                Texas      100
   United Guaranty Corporation                                                               North Carolina    45.88/(16)/
       A.I.G. Mortgage Holdings Israel, Ltd.                                                         Israel      100
          E.M.I. - Ezer Mortgage Insurance Company Ltd.                                              Israel      100
   AIG United Guaranty Agenzia di Assicurazione S.R.L                                                 Italy      100
   AIG United Guaranty Insurance (Asia) Limited                                                   Hong Kong      100
   AIG United Guaranty Mexico, S.A.                                                                  Mexico      100
   AIG United Guaranty Mortgage Insurance Company Canada                                             Canada      100
   AIG United Guaranty Re Limited                                                                   Ireland      100
   United Guaranty Insurance Company                                                         North Carolina      100
   United Guaranty Mortgage Insurance Company                                                North Carolina      100
   United Guaranty Mortgage Insurance Company of North Carolina                              North Carolina      100
   United Guaranty Partners Insurance Company                                                       Vermont      100
   United Guaranty Residential Insurance Company                                             North Carolina    75.03/(17)/
       United Guaranty Credit Insurance Company                                              North Carolina      100
       United Guaranty Commercial Insurance Company of North Carolina                        North Carolina      100
       United Guaranty Mortgage Indemnity Company                                            North Carolina      100

                              SUBSIDIARIES OF AIG

                                                                                                                PERCENTAGE
                                                                                                                OF VOTING
                                                                                                                SECURITIES
                                                                                               JURISDICTION OF   HELD BY
                                                                                               INCORPORATION OR IMMEDIATE
AS OF DECEMBER 31, 2008                                                                          ORGANIZATION   PARENT/(1)/
-----------------------                                                                        ---------------- ----------
          United Guaranty Residential Insurance Company of North Carolina                       North Carolina      100
          United Guaranty Services, Inc.                                                        North Carolina      100
       New Hampshire Insurance Company                                                            Pennsylvania      100
          American International Pacific Insurance Company                                            Colorado      100
          American International South Insurance Company                                          Pennsylvania      100
          Granite State Insurance Company                                                         Pennsylvania      100
          Illinois National Insurance Co.                                                             Illinois      100
          New Hampshire Indemnity Company, Inc.                                                   Pennsylvania      100
              AIG National Insurance Company, Inc.                                                    New York      100
          New Hampshire Insurance Services, Inc.                                                 New Hampshire      100
       Risk Specialists Companies, Inc.                                                               Delaware      100
   AIG Marketing, Inc.                                                                                Delaware      100
   American International Insurance Company of Delaware                                               Delaware      100
   Hawaii Insurance Consultants, Ltd.                                                                   Hawaii      100
   HSB Group, Inc.*                                                                                   Delaware      100
       The Hartford Steam Boiler Inspection and Insurance Company                                  Connecticut      100
          The Hartford Steam Boiler Inspection and Insurance Company of
            Connecticut                                                                            Connecticut      100
          HSB Engineering Insurance Limited                                                            England      100
              The Boiler Inspection and Insurance Company of Canada                                     Canada      100
AIG Retirement Services, Inc.                                                                         Delaware      100
   SunAmerica Life Insurance Company                                                                   Arizona      100
          AIG SunAmerica Life Assurance Company                                                        Arizona      100
              AIG SunAmerica Asset Management Corp.                                                   Delaware      100
              SunAmerica Capital Services, Inc.                                                       Delaware      100
       SunAmerica Investments, Inc.                                                                    Georgia      100
          AIG Advisor Group, Inc.                                                                     Maryland      100
              SagePoint Financial Advisors, Inc.                                                      Delaware      100
              Advantage Capital Corporation                                                           New York      100
              American General Securities Incorporated                                                   Texas      100
              Financial Service Corporation                                                           Delaware      100
                 FSC Securities Corporation                                                           Delaware      100
              Royal Alliance Associates, Inc.                                                         Delaware      100
       First SunAmerica Life Insurance Company                                                        New York      100
AIG Global Services, Inc.                                                                        New Hampshire      100
AIG Trading Group Inc.                                                                                Delaware      100
   AIG International Inc.                                                                             Delaware      100
AIU Holdings LLC                                                                                      Delaware      100
   AIG Central Europe & CIS Insurance Holdings Corporation                                            Delaware      100
       AIG Bulgaria Insurance Company EAD                                                             Bulgaria      100
       AIG Czech Republic pojistovna, a.s                                                       Czech Republic      100
   AIG Egypt Insurance Company S.A.E.                                                                    Egypt    94.98
   AIG Memsa Holdings, Inc.                                                                           Delaware      100
       AIG Hayleys Investment Holdings (Private) Ltd.                                                Sri Lanka       80
          Hayleys AIG Insurance Company Limited                                                      Sri Lanka      100
       AIG Iraq, Inc.                                                                                 Delaware      100
       AIG Lebanon S.A.L                                                                               Lebanon      100

                              SUBSIDIARIES OF AIG

                                                                                                                    PERCENTAGE
                                                                                                                    OF VOTING
                                                                                                                    SECURITIES
                                                                                                   JURISDICTION OF   HELD BY
                                                                                                   INCORPORATION OR IMMEDIATE
AS OF DECEMBER 31, 2008                                                                              ORGANIZATION   PARENT/(1)/
-----------------------                                                                            ---------------- ----------
       AIG Libya, Inc.                                                                                    Delaware      100
       AIG Sigorta A.S                                                                                      Turkey      100
       Tata AIG General Insurance Company Limited                                                            India       26
   AIU Africa Holdings, Inc.                                                                              Delaware      100
       AIG Kenya Insurance Company Limited                                                                   Kenya    66.67
   AIU Insurance Company                                                                                  New York      100
       AIG General Insurance Company China Limited                                                           China      100
       AIG General Insurance (Taiwan) Co., Ltd.                                                             Taiwan      100
   American International Underwriters Corporation                                                        New York      100
       AIG Takaful-Enaya B.S.C.(c)                                                                         Bahrain      100
       American International Insurance Company of Puerto Rico                                         Puerto Rico      100
       Arabian American Insurance Company (Bahrain) E.C                                                    Bahrain      100
       La Meridional Compania Argentina de Seguros S.A.                                                  Argentina      100
       La Seguridad de Centroamerica, Compania de Seguros S.A.                                           Guatemala      100
       Richmond Insurance Company Limited                                                                  Bermuda      100
       Underwriters Adjustment Company, Inc.                                                                Panama      100
   American International Underwriters Overseas, Ltd.                                                      Bermuda      100
       A.I.G. Colombia Seguros Generales S.A.                                                             Colombia       94/(18)/
       AIG Brasil Companhia de Seguros S.A.                                                                 Brazil     98.2/(19)/
       AIG Europe, S.A.                                                                                     France      100/(20)/
       AIG Ireland Limited                                                                                 Ireland      100
       AIG General Insurance (Thailand) Ltd.                                                              Thailand      100
       AIG General Insurance (Vietnam) Company Limited                                                     Vietnam      100
       AIG MEMSA Insurance Company Limited                                                             United Arab
                                                                                                          Emirates      100
       AIG UK Holdings Limited                                                                             England    61.75/(21)/
          AIG Germany Holding GmbH                                                                         Germany      100
              Wurttembergische und Badische Versicherungs-AG                                               Germany      100
                 DARAG Deutsche Versicherungs-und
                   Ruckversicherungs-Aktiengesellschaft*                                                   Germany      100
          AIG UK Financing Limited                                                                         England      100
              AIG UK Sub Holdings Limited                                                                  England      100
                 AIG UK Limited                                                                            England      100
                     AIG UK Services Limited                                                               England      100
   AIU North America, Inc.                                                                                New York      100
American Life Insurance Company                                                                           Delaware      100
   AIG Life Bulgaria Zhivotozastrahovatelno Druzhestvo AD                                                 Bulgaria      100
   ALICO, S.A.                                                                                              France      100
   First American Polish Life Insurance & Reinsurance Company, S.A.                                         Poland      100
   Inversiones Interamericana S.A.                                                                           Chile    99.99
   Pharaonic American Life Insurance Company                                                                 Egypt    74.87/(22)/
American Security Life Insurance Company, Ltd.                                                        Lichtenstein      100
Delaware American Life Insurance Company                                                                  Delaware      100
Mt. Mansfield Company, Inc.                                                                                Vermont      100
The Philippine American Life and General Insurance Company                                         the Philippines    99.78
   Pacific Union Assurance Company                                                                      California      100

                              SUBSIDIARIES OF AIG

                                                                                                  PERCENTAGE
                                                                                                  OF VOTING
                                                                                                  SECURITIES
                                                                                 JURISDICTION OF   HELD BY
                                                                                 INCORPORATION OR IMMEDIATE
AS OF DECEMBER 31, 2008                                                            ORGANIZATION   PARENT/(1)/
-----------------------                                                          ---------------- ----------
   Philam Equitable Life Assurance Company, Inc.                                 the Philippines      95
   Philam Insurance Company, Inc.                                                the Philippines     100

--------
/(*)/ In connection with AIG's asset disposition plan, through February 18, 2009, AIG has entered into contracts to sell AIG Privat Bank AG, DARAG Deutsche Versicherungs-und Ruckversicherungs-Aktiengesellschaft, HSB Group, Inc., and AIG Life Insurance Company of Canada.

/(1)/  Percentages include directors' qualifying shares.

/(2)/ All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on March 2, 2009. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

/(3)/ The common stock is owned approximately 10.1 percent by C.V. Starr & Co., Inc., Edward E. Matthews, Maurice R. and Corinne P. Greenberg Joint Tenancy Company, LLC, Starr International Company, Inc., The Maurice R. and Corinne P. Greenberg Family Foundation, Inc. and the Universal Foundation, Inc.

/(4)/  Also owned 0.01 percent by AIG Global Investment Corp.

/(5)/  Also owned 1 percent by AIG Capital Corporation.

/(6)/ Also owned 32.77 percent by National Union Fire Insurance Company of Pittsburgh, Pa.

/(7)/  Also owned 10 percent by AIG Matched Funding Corp.

/(8)/  Also owned 10 percent by a subsidiary of American Life Insurance Company.

/(9)/  Also owned by 11 other AIG subsidiaries.

/(10)/ Also owned by 11 other AIG subsidiaries.

/(11)/ Also owned 25.77 percent by AIG.

/(12)/ Also owned 21 percent by National Union Fire Insurance Company of
       Pittsburgh, Pa., 2 percent by The Insurance Company of the State of Pennsylvania and 2 percent by AIG Casualty Company.

/(13)/ Also owned 20 percent by the Insurance Company of the State of Pennsylvania and 10 percent by AIG Casualty Company.

/(14)/ Also owned 20 percent by the Insurance Company of the State of Pennsylvania and 10 percent by AIG Casualty Company.

/(15)/ Also owned 16.3 percent by American Home Assurance Company, 31.1 percent by Commerce and Industry Insurance Company and 20.6 percent by New Hampshire Insurance Company.

/(16)/ Also owned 35.12 percent by New Hampshire Insurance Company and
       19.00 percent by The Insurance Company of the State of Pennsylvania.

/(17)/ Also owned 24.97 percent by United Guaranty Residential Insurance
       Company of North Carolina.

/(18)/ Also owned 3.24 percent by American International Underwriters de
       Colombia Ltd.

/(19)/ Also owned 1.8 percent by American Life Insurance Company.

/(20)/ The common stock is owned 8.68 percent by American International
       Underwriters Overseas, Ltd. and 91.32 percent by AIG Europe Holdings Limited.

/(21)/ Also owned 55.1 percent by American International Company, Limited,
       2.33 percent by AIG Ireland Limited, 29.97 percent by American International Underwriters Overseas Association and 0.8 percent by New Hampshire Insurance Company.

/(22)/ Also owned 7.5 percent by AIG Egypt Insurance Company.

The Registrant is a separate account of AIG Life Insurance Company (Depositor).

CHANGE OF CONTROL OF AIG

On March 4, 2009, AIG issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

As a result of the issuance of the Stock, a change in control of AIG has occurred. The change of control does not in any way alter the Depositor's obligations to its contract owners.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 27, 2009, there were zero (0) owners of contracts of the class covered by this registration statement, zero (0) qualified contracts and zero
(0) non-qualified contracts.

ITEM 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG LIFE INSURANCE COMPANY

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgement in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or (3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or (4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by these By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of these By-Laws.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for Variable Account II of AIG Life Insurance Company, which offers interests in flexible premium variable universal life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of AIG Life Insurance Company affiliates.

(b) The following information is provided for each director and officer of the principal underwriter:

NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS         AMERICAN GENERAL EQUITY SERVICES CORPORATION
------------------        ----------------------------------------------------
Matthew E. Winter         Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire           Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

David W. O'Leary          Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings          Executive Vice President, General Counsel and
2929 Allen Parkway        Secretary
Houston, TX 77019

Larry Blews               Vice President and Chief Compliance Officer
2727-A Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.    Vice President
2727-A Allen Parkway
Houston, TX 77019

Deanna D. Osmonson        Vice President, Chief Privacy Officer and Anti-Money
2727 Allen Parkway        Laundering Compliance Officer
Houston, TX 77019

T. Clay Spires            Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Rhonda Washington         Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL        POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS         AMERICAN GENERAL EQUITY SERVICES CORPORATION
------------------        ----------------------------------------------------
Lauren W. Jones           Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Ann Wohn                  Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming           Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore          Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

(c)Compensation From the Registrant.

                   NET UNDERWRITING
NAME OF PRINCIPAL   DISCOUNTS AND   COMPENSATION   BROKERAGE
UNDERWRITER          COMMISSIONS    ON REDEMPTION COMMISSIONS COMPENSATION
-----------------  ---------------- ------------- ----------- ------------
American General          0               0            0           0
Equity Services
Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of AIG Life Insurance Company at its principal executive office located at One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801 or at AIG Life Insurance Company's Administrative Office located at 600 King Street (DPEN), Wilmington, Delaware 19801.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(E)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

AIG Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AIG Life Insurance Company.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary W. Parker and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account I of AIG Life Insurance Company, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April, 2009.

                                        VARIABLE ACCOUNT I OF AIG LIFE
                                        INSURANCE COMPANY
                                        (Registrant)

                                   BY:  AIG LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)

                                   BY:  ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER AND
                                        CONTROLLER

                                   AIGL - 1

   As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

           SIGNATURE                         TITLE                   DATE
-------------------------------  -----------------------------  ---------------

RODNEY O. MARTIN, JR.            Director and Chairman of the   April 30, 2009
-------------------------------  Board of Directors
RODNEY O. MARTIN, JR.

MATTHEW E. WINTER                Director, President and Chief  April 30, 2009
-------------------------------  Executive Officer
MATTHEW E. WINTER

MARY JANE B. FORTIN              Director, Executive Vice       April 30, 2009
-------------------------------  President and Chief Financial
MARY JANE B. FORTIN              Officer

M. BERNARD AIDINOFF              Director                       April 30, 2009
-------------------------------
M. BERNARD AIDINOFF

DAVID R. ARMSTRONG               Director                       April 30, 2009
-------------------------------
DAVID R. ARMSTRONG

RICHARD A. HOLLAR                Director                       April 30, 2009
-------------------------------
RICHARD A. HOLLAR

ROYCE G. IMHOFF II               Director                       April 30, 2009
-------------------------------
ROYCE G. IMHOFF II

DAVID W. O'LEARY                 Director                       April 30, 2009
-------------------------------
DAVID W. O'LEARY

                                   AIGL - 2

           SIGNATURE                         TITLE                   DATE
-------------------------------  -----------------------------  ---------------

GARY D. REDDICK                  Director                       April 30, 2009
-------------------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT             Director                       April 30, 2009
-------------------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY                 Director                       April 30, 2009
-------------------------------
JAMES W. WEAKLEY

                                   AIGL - 3

                                 EXHIBIT INDEX

ITEM 24. EXHIBITS

    (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                      E-1